UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not Applicable.

WisdomTree Trust

Semi-Annual Report

February 28, 2022

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Alternative Income Fund (HYIN)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	95.6%
Exchange-Traded Funds	4.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.50%, 7/7/22	24.3%
U.S. Treasury Bill, 0.05%, 4/7/22	24.3%
U.S. Treasury Bill, 0.09%, 5/12/22	24.2%
U.S. Treasury Bill, 0.48%, 6/9/22	22.8%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.3%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,025.00	0.50%[1]	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%[1]	$2.51
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.50%	3.15%	0.14%	-0.04%	2.05%
Fund Market Price Returns	2.62%	3.19%	0.18%	-0.02%	2.07%
Bloomberg Dollar Total Return Index	2.81%	3.72%	0.29%	-0.09%	2.22%
Bloomberg Dollar Spot Index	2.94%	3.98%	-0.26%	-0.97%	1.79%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	61.8%
Repurchase Agreement	31.9%
Exchange-Traded Funds	4.8%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/1/22††	31.9%
U.S. Treasury Bill, 0.05%, 4/7/22	31.6%
U.S. Treasury Bill, 0.34%, 6/9/22	30.2%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.8%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,036.10	0.45%[1]	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%[1]	$2.26
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.61%	5.05%	4.11%	4.35%	2.14%
Fund Market Price Returns	3.55%	4.64%	4.21%	4.33%	2.15%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	3.89%	5.64%	5.17%	5.29%	3.11%
Chinese yuan	2.32%	2.59%	1.89%	1.70%	-0.03%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	68.0%
Repurchase Agreement	28.7%
Exchange-Traded Funds	4.2%
Other Assets less Liabilities‡	-0.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.05%, 4/7/22	40.3%
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/1/22††	28.7%
U.S. Treasury Bill, 0.34%, 6/9/22	27.7%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.2%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$939.50	0.55%[1]	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%[1]	$2.76
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-6.05%	-5.84%	-1.98%	-0.33%	-1.75%
Fund Market Price Returns	-6.54%	-6.03%	-2.10%	-0.36%	-1.76%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	-4.41%	-3.66%	-0.10%	1.20%	-0.37%
Equal-Weighted Emerging Currency Composite	-5.42%	-4.72%	-0.97%	0.65%	-0.88%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
Brazil	7.5%
Colombia	7.0%
Mexico	6.5%
India	6.2%
Chile	5.6%
Israel	4.8%
Kuwait	3.7%
Peru	3.7%
United Arab Emirates	3.6%
South Africa	3.4%
Turkey	3.3%
South Korea	3.2%
Indonesia	2.8%
Saudi Arabia	2.8%
Luxembourg	2.8%
China	2.6%
Thailand	2.6%
Russia	2.4%
Argentina	2.3%
Kazakhstan	2.2%
Panama	2.2%
Oman	2.1%
Malaysia	1.7%
Guatemala	1.6%
Hong Kong	1.6%
Singapore	1.5%
Qatar	1.4%
Poland	1.2%
Ireland	1.0%
Ghana	1.0%
Others^	3.8%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ecopetrol SA, 6.88%, 4/29/30	1.6%
Altice Financing SA, 5.75%, 8/15/29	1.4%
Canpack SA / Canpack U.S. LLC, 3.13%, 11/1/25	1.2%
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	1.2%
NBK Tier 1 Financing 2 Ltd., 4.50%, 8/27/25	1.2%
Saudi Arabian Oil Co., 2.25%, 11/24/30	1.1%
C&W Senior Financing DAC, 6.88%, 9/15/27	1.0%
Bancolombia SA, 4.63%, 12/18/29	1.0%
AES Panama Generation Holdings SRL, 4.38%, 5/31/30	1.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in U.S. dollar denominated debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$893.00	0.60%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.70%	-9.11%	2.09%	2.66%	3.18%
Fund Market Price Returns	-8.78%	-7.60%	2.74%	2.99%	3.36%
JP Morgan CEMBI Diversified Index	-7.91%	-5.82%	3.23%	3.39%	4.30%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Indonesia	11.6%
Supranational Bonds	9.6%
South Africa	9.6%
Brazil	7.9%
China	7.1%
Colombia	7.0%
Malaysia	6.8%
Mexico	5.0%
Thailand	3.8%
Chile	3.8%
Russia	3.7%
Peru	3.7%
Poland	3.6%
India	3.5%
Turkey	2.1%
Czech Republic	2.0%
Philippines	2.0%
Romania	2.0%
Hungary	1.9%
United States	1.8%
Egypt	0.0%	^
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Represents less than 0.05%.

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/1/22††	1.8%
European Investment Bank, 7.50%, 7/30/23	1.6%
Brazil Letras do Tesouro Nacional, 6.38%, 7/1/23, Series LTN	1.5%
International Finance Corp., 7.00%, 7/20/27	1.5%
Brazil Letras do Tesouro Nacional, 6.30%, 1/1/24, Series LTN	1.4%
Republic of South Africa Government Bond, 8.00%, 1/31/30, Series 2030	1.4%
International Finance Corp., 7.50%, 1/18/28	1.3%
Philippine Government International Bond, 6.25%, 1/14/36	1.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	1.3%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$911.20	0.55%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.88%	-8.45%	-1.07%	0.12%	-1.28%
Fund Market Price Returns	-11.05%	-10.54%	-1.96%	-0.39%	-1.53%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	-10.59%	-9.96%	-1.06%	0.95%	-0.77%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	100.0%
Other Assets less Liabilities‡	0.0%	^
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Represents less than 0.05%.

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.39%, 7/31/23	28.2%
U.S. Treasury Floating Rate Note, 0.39%, 4/30/23	28.2%
U.S. Treasury Floating Rate Note, 0.40%, 10/31/23	26.8%
U.S. Treasury Floating Rate Note, 0.35%, 1/31/24	16.8%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.90	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.09%	0.09%	0.78%	1.09%	0.75%
Fund Market Price Returns	0.13%	0.09%	0.78%	1.15%	0.74%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.18%	0.25%	0.96%	1.27%	0.91%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Corporate Bonds	95.4%
Foreign Corporate Bonds	0.6%
Other Assets less Liabilities‡	4.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Caesars Entertainment, Inc., 6.25%, 7/1/25	0.9%
NRG Energy, Inc., 5.25%, 6/15/29	0.9%
CSC Holdings LLC, 5.25%, 6/1/24	0.8%
Sirius XM Radio, Inc., 4.13%, 7/1/30	0.8%
DISH DBS Corp., 7.75%, 7/1/26	0.8%
MGM Resorts International, 7.75%, 3/15/22	0.7%
Gray Television, Inc., 7.00%, 5/15/27	0.7%
Tenet Healthcare Corp., 6.13%, 10/1/28	0.7%
DaVita, Inc., 3.75%, 2/15/31	0.7%
CHS / Community Health Systems, Inc., 4.75%, 2/15/31	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. non-investment-grade corporate fixed income securities that are deemed to have favorable fundamental and income characteristics and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$993.30	0.43%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.67%	2.29%	2.00%	2.93%	3.00%
Fund Market Price Returns	-0.85%	1.00%	2.14%	2.89%	2.99%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index[2]	-0.39%	3.28%	2.97%	3.73%	3.75%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

[2]	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through May 31, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	41.0%
U.S. Government Agencies	28.7%
U.S. Corporate Bonds	21.5%
Repurchase Agreement	7.2%
Foreign Corporate Bonds	3.2%
Commercial Mortgage-Backed Securities	2.0%
Supranational Bonds	1.5%
Foreign Government Obligations	1.1%
Foreign Government Agencies	0.7%
Municipal Bonds	0.4%
Asset-Backed Securities	0.3%
Other Assets less Liabilities‡	-7.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/1/22††	7.2%
Uniform Mortgage-Backed Security, 2.00%, 3/1/52	2.1%
Uniform Mortgage-Backed Security, 2.50%, 3/1/52	1.0%
Government National Mortgage Association, 2.00%, 3/1/52	0.8%
Uniform Mortgage-Backed Security, 2.00%, 3/1/37	0.6%
Government National Mortgage Association, 2.50%, 3/1/52	0.6%
U.S. Treasury Note, 1.50%, 1/31/27	0.5%
U.S. Treasury Note, 0.63%, 10/15/24	0.5%
U.S. Treasury Note, 1.25%, 8/15/31	0.5%
U.S. Treasury Note, 1.38%, 11/15/31	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$995.70	0.23%	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.43%	-0.67%	1.22%	1.55%	1.15%
Fund Market Price Returns	-0.43%	-0.48%	1.19%	1.55%	1.17%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	-0.69%	-0.33%	1.17%	1.57%	1.40%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

Investment Breakdown†

Investment Type	% of Net Assets
Collateralized Mortgage Obligations	46.6%
U.S. Government Agencies	41.2%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Loan Obligations	4.8%
Asset-Backed Securities	0.8%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Government National Mortgage Association, 2.50%, 3/1/52	9.4%
Uniform Mortgage-Backed Security, 2.50%, 3/1/52	8.0%
Government National Mortgage Association, 3.00%, 4/1/52	6.3%
Uniform Mortgage-Backed Security, 2.00%, 3/1/52	3.9%
Federal National Mortgage Association, 4.00%, 10/1/48	2.5%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	2.4%
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 11/15/32, Series 2519, Class NU	2.2%
Government National Mortgage Association, 4.00%, 3/20/44, Series 2014-43, Class Z	1.8%
Seasoned Credit Risk Transfer Trust, 3.75%, 9/25/55, Series 2016-1, Class M2	1.6%
Government National Mortgage Association, 3.50%, 7/20/47	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation. The Fund attempts to achieve its objective through investments in mortgage-related debt and other securitized debt.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$972.90	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.71%	-1.99%	1.14%
Fund Market Price Returns	-3.00%	-2.06%	1.05%
Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities (MBS/ABS/CMBS) Index	-3.21%	-2.85%	0.40%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on November 14, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Agencies	48.0%
U.S. Corporate Bonds	25.5%
U.S. Government Obligations	19.5%
Repurchase Agreement	18.6%
Foreign Corporate Bonds	4.5%
Foreign Government Obligations	2.1%
Municipal Bonds	0.6%
Foreign Government Agencies	0.3%
Supranational Bonds	0.1%
Commercial Mortgage-Backed Securities	0.1%
Asset-Backed Securities	0.0%	^
U.S. Government Agencies Sold Short	-1.1%
Other Assets less Liabilities‡	-18.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Represents less than 0.05%.

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.06%, 3/1/22††	18.6%
Uniform Mortgage-Backed Security, 2.00%, 3/1/52	6.0%
Uniform Mortgage-Backed Security, 2.50%, 3/1/52	3.8%
Government National Mortgage Association, 2.50%, 3/1/52	2.3%
Government National Mortgage Association, 2.00%, 3/1/52	2.2%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/32	1.8%
Government National Mortgage Association, 3.00%, 3/1/52	1.8%
Tennessee Valley Authority, 5.25%, 9/15/39	1.1%
Federal Home Loan Bank, 5.50%, 7/15/36	0.9%
Government National Mortgage Association, 3.50%, 3/1/52	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$950.10	0.12%	$0.58
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-4.99%	-3.24%	3.20%	2.71%	2.81%
Fund Market Price Returns	-5.16%	-3.08%	3.08%	2.64%	2.78%
Bloomberg U.S. Aggregate Enhanced Yield Index	-4.88%	-3.02%	3.33%	2.91%	3.00%
Bloomberg U.S. Aggregate Bond Index	-4.07%	-2.64%	3.30%	2.71%	2.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	51.9%
U.S. Corporate Bonds	25.0%
U.S. Government Agencies	11.5%
Commercial Mortgage-Backed Securities	9.6%
Foreign Corporate Bonds	6.3%
Supranational Bonds	0.7%
Foreign Government Agencies	0.5%
Asset-Backed Securities	0.4%
Foreign Government Obligations	0.3%
Other Assets less Liabilities‡	-6.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 0.50%, 3/31/25	14.8%
U.S. Treasury Bill, 0.08%, 3/24/22	6.4%
U.S. Treasury Note, 0.63%, 7/31/26	6.0%
Uniform Mortgage-Backed Security, 2.00%, 3/1/37	5.0%
U.S. Treasury Note, 0.75%, 5/31/26	4.0%
U.S. Treasury Note, 0.13%, 8/31/23	3.4%
U.S. Treasury Note, 1.25%, 12/31/26	2.7%
U.S. Treasury Note, 1.13%, 10/31/26	2.7%
Federal Home Loan Mortgage Corp., 0.38%, 4/20/23	2.4%
U.S. Treasury Note, 0.75%, 4/30/26	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Short Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment-grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$972.40	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-2.76%	-2.21%	2.17%	1.88%
Fund Market Price Returns	-2.77%	-2.21%	2.11%	1.88%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	-3.06%	-2.55%	1.94%	1.81%
Bloomberg U.S. Short Aggregate Composite Index	-2.57%	-2.22%	2.11%	1.78%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Alternative Income Fund (HYIN)

Investment Breakdown†

Investment Type	% of Net Assets
Common Stocks	71.7%
Closed-End Mutual Funds	27.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Hercules Capital, Inc.	3.2%
Ares Capital Corp.	3.2%
FS KKR Capital Corp.	3.2%
Owl Rock Capital Corp.	3.1%
Arbor Realty Trust, Inc.	3.1%
Blackstone Mortgage Trust, Inc., Class A	3.1%
Golub Capital BDC, Inc.	3.1%
Starwood Property Trust, Inc.	3.0%
Main Street Capital Corp.	3.0%
Goldman Sachs BDC, Inc.	3.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Alternative Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Liquid Alternative Credit Index (the “Index”), which is designed to provide diversified exposure to alternative credit sectors. Alternative credit is an asset class that includes debt and debt-based investments that have a higher expected risk, return, and yield than traditional investment-grade fixed income instruments. In seeking to track the Index, the Fund invests mainly in registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development companies” under the Investment Company Act of 1940, as amended, and real estate investment trusts that are listed and publicly traded on a major U.S. stock exchange. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$942.00	0.50%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Performance

	Cumulative Total Return

	6-Month	Since Inception[1]
Fund NAV Returns	-5.80%	-2.66%
Fund Market Price Returns	-6.00%	-2.91%
Gapstow Liquid Alternative Credit Index	-5.50%	-2.21%
ICE BofA Merrill Lynch U.S. High Yield Index	-2.96%	-0.60%
S&P 500® Index	-2.62%	6.20%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 6, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	82.2%
Exchange-Traded Funds	4.4%
Other Assets less Liabilities‡	13.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.35%, 5/19/22	60.7%
U.S. Treasury Bill, 0.40%, 5/26/22	21.5%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.4%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Index”), utilizing a strategy of writing put options on the S&P 500 Index. The strategy is designed to receive a premium from the option buyer by selling (i.e., writing) a sequence of one-month, at-the-money, S&P 500 Index put options. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,030.50	0.44%[1]	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.44%[1]	$2.21
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.05%	16.56%	9.31%	6.33%	7.64%
Fund Market Price Returns	2.56%	16.23%	9.21%	6.21%	7.55%
CBOE S&P 500® PutWrite Index	3.34%	17.20%	9.84%	6.90%	8.21%
S&P 500® Index	-2.62%	16.39%	18.24%	15.17%	16.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

Country Breakdown†

Country	% of Net Assets
Canada	41.4%
United States	17.1%
Australia	11.9%
South Africa	7.9%
Brazil	3.6%
United Kingdom	2.7%
China	1.7%
Others^	2.0%
Other Assets less Liabilities‡	11.7%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

Top Ten Holdings*

Description	% of Net Assets
Newmont Corp.	13.8%
Barrick Gold Corp.	11.9%
Franco-Nevada Corp.	8.4%
Agnico Eagle Mines Ltd.	5.9%
Gold Fields Ltd., ADR	3.9%
Newcrest Mining Ltd.	3.6%
Wheaton Precious Metals Corp.	3.6%
AngloGold Ashanti Ltd., ADR	3.2%
Northern Star Resources Ltd.	3.0%
Royal Gold, Inc.	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the “Fund”) is actively managed using a models-based approach seeking total return. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) global equity securities issued by companies that derive at least 50% of their revenue from the gold mining business (“Gold Miners”). The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the period1 ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,202.90	0.45%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
[1]

Fund commenced operations on December 16, 2021. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 75/365 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	75.9%
Exchange-Traded Funds	4.5%
Other Assets less Liabilities‡	19.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.04%, 3/17/22	68.0%
U.S. Treasury Bill, 0.10%, 5/19/22	7.7%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.5%
U.S. Treasury Bill, 0.02%, 4/21/22	0.2%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund” and also herein, the “Fund”) seeks to achieve positive total returns in rising and falling markets that are not directly correlated to broad market equity or fixed income returns. The Successor Fund is actively managed and intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. The Successor Fund acquired all of the assets and all of the stated liabilities of the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) after the close of business on December 18, 2020 (the “Reorganization”). The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended, and was not required to register under the Act. Prior to the Reorganization, the Predecessor Fund’s investment objective sought to provide investors with exposure to the daily change in the price of a portfolio of commodities (the “Index Commodities”) comprising the Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), before expenses. The Index Commodities consisted of corn, soybeans, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas.

Prior to December 19, 2020, the ticker symbol GCC was used for the Predecessor Fund.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,160.80	0.55%[1]	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%[1]	$2.76
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	16.08%	25.87%	30.25%
Fund Market Price Returns	16.32%	25.88%	30.47%
S&P GSCI Index	30.70%	46.86%	56.56%
Bloomberg Commodity Index Total Return	19.41%	34.43%	38.96%
*	Returns of less than one year are cumulative.

[1]	For the period December 19, 2020 (post-reorganization) through February 28, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	81.2%
Exchange-Traded Funds	4.2%
Other Assets less Liabilities‡	14.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.05%, 3/17/22	77.3%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.2%
U.S. Treasury Bill, 0.10%, 5/19/22	3.9%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 41 of this report.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy and invests in a combination of diversified futures contracts for commodities, equities, currencies and interest rates.

Shareholder Expense Example (for the six-month period ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$977.20	0.65%[1]	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%[1]	$3.26
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.28%	2.60%	2.09%	1.11%	-0.17%
Fund Market Price Returns	-3.36%	1.88%	1.86%	0.98%	-0.24%
SG Trend Index	7.68%	13.59%	11.61%	4.61%	3.29%
S&P GSCI Index	30.70%	46.86%	10.56%	7.12%	-4.42%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of February 28, 2022 (unaudited)

WisdomTree Target Range Fund (GTR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	64.9%
Purchased Options (Exchange-Traded)	15.0%
Other Assets less Liabilities‡	20.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.03%, 3/17/22	64.9%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $390 strike expiring 1/20/23	7.7%
iShares Russell 2000 ETF, Purchased Call Option @ $180 strike expiring 1/20/23	3.4%
iShares MSCI EAFE ETF, Purchased Call Option @ $67 strike expiring 1/20/23	2.4%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $42 strike expiring 1/20/23	1.5%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes written options and investment of cash collateral for securities on loan (if any).

The WisdomTree Target Range Fund (the “Fund”) is actively managed seeking capital appreciation, with a secondary objective of hedging risk. In general, the Fund is expected to provide similar exposures to the TOPS® Global Equity Target Range Index (the “Index”), a long call spread option strategy that buys call options that are 15% in-the-money and sells call options that are 15% out-the-money, but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the period1 ended February 28, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$967.60	0.70%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
[1]

Fund commenced operations on October 7, 2021. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 145/365 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Bloomberg Commodity Index Total Return:

Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13-week U.S. Treasury Bills.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is total return version of the Bloomberg Dollar Spot Index (BBDXY). It is generated by adding the daily forward implied yield of each currency, and U.S. funding rate, to BBDXY returns.

Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg U.S. Aggregate Bond Index:

The Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade bond market.

Bloomberg U.S. Aggregate Enhanced Yield Index:

The Bloomberg U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Securitized MBS/ABS/CMBS Index:

The Bloomberg U.S. Securitized MBS/ABS/CMBS Index is a market capitalization index that is designed to measure the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, commercial mortgage backed securities, and asset backed securities.

Bloomberg U.S. Short Aggregate Composite Index:

The Bloomberg U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

Bloomberg U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index that generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (continued)

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Collateralized loan obligation (CLO):

A collateralized loan obligation is a form of securitization where payments from multiple middle sized and large business loans are pooled together and passed on to different classes of owners.

Commercial mortgage backed securities (CMBS):

A type of mortgage backed security that is backed by commercial and multifamily mortgages rather than residential real estate.

Duration:

Duration is a measure of a bond’s sensitivity to changes in interest rates. The weighted average accounts for the various durations of the bonds purchased as well as the proportion of the total government bond portfolio that they make up.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Gapstow Liquid Alternative Credit Index:

The Gapstow Liquid Alternative Credit Index (GLACI) is an equal-weighted index that tracks the performance of 35 Publicly Traded Alternative Credit Vehicles (“PACs”) using an objective, rules-based methodology. PACs are a subset of business development companies, real estate investment trusts, and closed-end funds, and selected because of their exposure to a range of U.S. alternative credit sectors (tradeable high yield, structured, and private credit) and borrower segments (households, corporations, and commercial real estate sponsors). GLACI is the first index constructed to provide diversified exposure to these alternative credit sectors and segments.

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch U.S. High Yield Index:

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate bond debt securities issued in the U.S.

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

JP Morgan CEMBI Diversified Index:

The JP Morgan CEMBI Diversified Index is an alternatively weighted version of the JP Morgan CEMBI Index (a comprehensive U.S. dollar-denominated emerging market corporate bond index) which limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Long Call Spread:

A long call spread is an options trading strategy designed to benefit from a stock’s limited increase in price. The strategy uses two call options - buying a lower strike call and selling a higher strike call - to create a range consisting of a lower strike price and an upper strike price. The long call spread helps to limit losses of owning stock but it also limits the gains.

Mortgage-backed security (MBS):

A mortgage backed security is a type of asset-backed security which is secured by a mortgage or collection of mortgages.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

S&P GSCI Index:

The S&P GSCI Index comprises the principal physical commodities that are the subject to active, liquid futures markets.

SG Trend Index:

The SG Trend Index (f.k.a. SG Trend-Sub Index) is an equal-weighted index that is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space.

Spot Rate and Non-Deliverable Forward (“NDF”) Rate Returns:

A “spot” rate is the foreign exchange rate on foreign currency contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

Thomson Reuters Continuous Commodity Index:

The Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), is composed of notional amounts of each of the following commodities (“Index Commodities”): corn, soybean, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas. The notional amounts of each Index Commodity included in the Index are in equal weight proportion to the Index Commodities or 1/17 weighting per index commodity rebalanced daily.

TOPS® Global Equity Target Range Index:

The TOPS® Global Equity Target Range Index tracks the performance of a systematic collateralized conditional call / call spread strategy.

WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index:

The WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index is a rules-based alternatively weighted index that is designed to provide exposure to U.S. high yield corporate bonds with a short position in U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration.

* * * * * *

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by WisdomTree. Bloomberg is not affiliated with WisdomTree, and Bloomberg does not approve, endorse, review, or recommend each of AGGY, SHAG or AGZD. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to each of AGGY, SHAG or AGZD.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

The Gapstow Liquid Alternative Credit Index is a registered service mark of Gapstow Capital Partners L.P. and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the issuer of the WisdomTree Alternative Income Fund. The WisdomTree Alternative Income Fund is not sponsored, endorsed, sold, or promoted by Gapstow Capital Partners L.P., and it makes no representation regarding the advisability of investing in the Fund. GAPSTOW CAPITAL PARTNERS L.P. AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE WISDOMTREE ALTERNATIVE INCOME FUND. Gapstow Capital Partners L.P. contracts with a calculation agent to independently calculate and publish the Gapstow Liquid Alternative Credit Index, and Gapstow Capital Partners L.P. cannot assure its accuracy. The publication of the Gapstow Liquid Alternative Credit Index does not constitute a recommendation by Gapstow Capital Partners L.P. to invest in the WisdomTree Alternative Income Fund. Gapstow Capital Partners L.P. offers no guarantee or assurance with regard to the results of using the Gapstow Liquid Alternative Credit Index.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	EGP	Egyptian pound	PEN	Peruvian nuevo sol
BRL	Brazilian real	GBP	British pound	PHP	Philippine peso
CAD	Canadian dollar	HKD	Hong Kong dollar	PLN	Polish zloty
CHF	Swiss franc	HUF	Hungary forint	RON	Romanian leu
CLP	Chilean peso	IDR	Indonesian rupiah	RUB	Russian ruble
CNH	Offshore Chinese renminbi	INR	Indian rupee	THB	Thai baht
CNY	Chinese yuan	JPY	Japanese yen	TRY	Turkish new lira
COP	Colombian peso	KRW	South Korean won	USD	U.S. dollar
CZK	Czech koruna	MXN	Mexican peso	ZAR	South African rand
EUR	Euro	MYR	Malaysian ringgit

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
HEMC	Home Equity Conversion Mortgage
HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 95.6%

U.S. Treasury Bills – 95.6%
0.05%, 4/7/22*	$26,075,000	$26,072,655
0.09%, 5/12/22*	26,043,000	26,028,807
0.48%, 6/9/22*	24,500,000	24,475,075
0.50%, 7/7/22*	26,150,000	26,103,162
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $102,683,902)		102,679,699

EXCHANGE-TRADED FUND – 4.3%

United States – 4.3%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $4,645,341)	185,000	$4,649,050

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $107,329,243)		107,328,749

Other Assets less Liabilities – 0.1%		116,097

NET ASSETS – 100.0%		$107,444,846
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,898,500	$502,250	$1,757,556	$(921)	$6,777	$4,649,050	$—	$489

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	3/3/2022	7,974,000	AUD	5,791,883	USD	$—	$(321)
Barclays Bank PLC	3/3/2022	31,591,000	EUR	35,425,073	USD	—	(2,357)
Barclays Bank PLC	3/3/2022	6,085,234	USD	5,635,000	CHF	—	(59,375)
Barclays Bank PLC	3/3/2022	14,615,423	USD	10,870,000	GBP	33,211	—
Barclays Bank PLC	3/7/2022	241,353,000	INR	3,203,517	USD	—	(1,654)
Barclays Bank PLC	3/7/2022	3,775,611	USD	282,680,000	INR	25,491	—
Barclays Bank PLC	4/7/2022	5,548,553	USD	7,635,000	AUD	55	—
Barclays Bank PLC	4/7/2022	35,090,813	USD	31,250,000	EUR	152	—
Barclays Bank PLC	4/7/2022	3,186,436	USD	241,175,000	INR	—	(2,096)
Citibank NA	3/3/2022	272,390	USD	385,000	AUD	—	(7,237)
Citibank NA	3/3/2022	627,138	USD	800,000	CAD	—	(4,030)
Citibank NA	3/3/2022	254,182	USD	235,000	CHF	—	(2,071)
Citibank NA	3/3/2022	157,666	USD	1,005,000	CNH	—	(1,425)
Citibank NA	3/3/2022	1,753,239	USD	1,530,000	EUR	37,663	—
Citibank NA	3/3/2022	608,668	USD	450,000	GBP	4,988	—
Citibank NA	3/3/2022	18,589,246	USD	2,138,795,000	JPY	—	(14,945)
Citibank NA	3/3/2022	768,306	USD	88,495,000	JPY	—	(1,463)
Citibank NA	3/3/2022	522,277	USD	10,840,000	MXN	—	(6,908)
Citibank NA	3/7/2022	4,240,664	USD	5,110,000,000	KRW	—	(8,781)
Goldman Sachs	3/3/2022	41,675,229	USD	37,075,000	EUR	103,350	—
HSBC Holdings PLC	3/3/2022	1,826,443,000	JPY	15,887,460	USD	—	(245)
HSBC Holdings PLC	3/3/2022	225,891,000	MXN	11,027,845	USD	—	(346)
HSBC Holdings PLC	4/7/2022	15,790,094	USD	1,813,955,000	JPY	—	(1,145)
HSBC Holdings PLC	4/7/2022	10,692,868	USD	220,350,000	MXN	—	(390)
JP Morgan Chase Bank NA	3/3/2022	1,555,000	AUD	1,110,340	USD	19,065	—
JP Morgan Chase Bank NA	3/3/2022	292,000	AUD	209,215	USD	2,867	—
JP Morgan Chase Bank NA	3/3/2022	3,221,000	CAD	2,542,627	USD	—	(1,388)
JP Morgan Chase Bank NA	3/3/2022	605,000	CAD	475,533	USD	1,787	—
JP Morgan Chase Bank NA	3/3/2022	938,000	CHF	1,021,274	USD	1,556	—
JP Morgan Chase Bank NA	3/3/2022	176,000	CHF	190,014	USD	1,903	—

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	3/3/2022	4,814,000	CHF	5,249,493	USD	$—	$(132)
JP Morgan Chase Bank NA	3/3/2022	4,042,000	CNH	634,763	USD	5,084	—
JP Morgan Chase Bank NA	3/3/2022	759,000	CNH	119,158	USD	991	—
JP Morgan Chase Bank NA	3/3/2022	20,734,000	CNH	3,282,308	USD	—	(120)
JP Morgan Chase Bank NA	3/3/2022	6,158,000	EUR	6,965,104	USD	—	(60,192)
JP Morgan Chase Bank NA	3/3/2022	1,156,000	EUR	1,322,048	USD	—	(25,835)
JP Morgan Chase Bank NA	3/3/2022	1,809,000	GBP	2,454,429	USD	—	(27,638)
JP Morgan Chase Bank NA	3/3/2022	340,000	GBP	460,837	USD	—	(4,723)
JP Morgan Chase Bank NA	3/3/2022	356,035,000	JPY	3,111,365	USD	—	(14,414)
JP Morgan Chase Bank NA	3/3/2022	66,824,000	JPY	575,977	USD	5,288	—
JP Morgan Chase Bank NA	3/3/2022	44,054,000	MXN	2,133,144	USD	17,475	—
JP Morgan Chase Bank NA	3/3/2022	8,265,000	MXN	400,876	USD	2,603	—
JP Morgan Chase Bank NA	3/3/2022	68,430	USD	96,000	AUD	—	(1,295)
JP Morgan Chase Bank NA	3/3/2022	156,873	USD	199,000	CAD	—	(130)
JP Morgan Chase Bank NA	3/3/2022	63,015	USD	58,000	CHF	—	(230)
JP Morgan Chase Bank NA	3/3/2022	3,804,024	USD	24,280,000	CNH	—	(39,494)
JP Morgan Chase Bank NA	3/3/2022	39,175	USD	250,000	CNH	—	(400)
JP Morgan Chase Bank NA	3/3/2022	338,253	USD	300,000	EUR	1,866	—
JP Morgan Chase Bank NA	3/3/2022	151,421	USD	112,000	GBP	1,172	—
JP Morgan Chase Bank NA	3/3/2022	191,957	USD	22,012,000	JPY	487	—
JP Morgan Chase Bank NA	3/3/2022	12,779,042	USD	264,870,000	MXN	—	(151,326)
JP Morgan Chase Bank NA	3/3/2022	121,080	USD	2,500,000	MXN	—	(965)
JP Morgan Chase Bank NA	3/7/2022	165,204,000	KRW	137,613	USD	—	(230)
JP Morgan Chase Bank NA	3/7/2022	38,766	USD	2,909,000	INR	174	—
JP Morgan Chase Bank NA	3/7/2022	155,645	USD	11,650,000	INR	1,092	—
JP Morgan Chase Bank NA	3/7/2022	43,659	USD	52,590,000	KRW	—	(74)
JP Morgan Chase Bank NA	3/7/2022	181,745	USD	218,000,000	KRW	458	—
JP Morgan Chase Bank NA	4/7/2022	5,149,449	USD	4,715,000	CHF	—	(163)
JP Morgan Chase Bank NA	4/7/2022	3,227,611	USD	20,440,000	CNH	—	(188)
Standard Chartered Bank	3/7/2022	4,515,386,000	KRW	3,754,687	USD	281	—
Standard Chartered Bank	4/7/2022	3,692,501	USD	4,442,965,000	KRW	—	(414)
UBS AG	3/3/2022	16,523,000	CAD	13,036,124	USD	—	(141)
UBS AG	3/3/2022	9,283,000	GBP	12,453,451	USD	—	(215)
UBS AG	3/3/2022	6,604,454	USD	9,340,000	AUD	—	(179,242)
UBS AG	3/3/2022	15,221,981	USD	19,350,000	CAD	—	(44,391)
UBS AG	3/7/2022	47,056,000	INR	626,995	USD	—	(2,736)
UBS AG	3/7/2022	8,830,000	INR	116,977	USD	165	—
UBS AG	3/7/2022	700,000,000	KRW	582,920	USD	—	(805)
UBS AG	4/7/2022	12,866,352	USD	16,305,000	CAD	550	—
UBS AG	4/7/2022	12,365,268	USD	9,215,000	GBP	—	(318)
						$269,774	$(671,988)

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$102,679,699	$—	$102,679,699
Exchange-Traded Fund	4,649,050	—	—	4,649,050
Total Investments in Securities	$4,649,050	$102,679,699	$—	$107,328,749
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$269,774	$—	$269,774
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(671,988)	$—	$(671,988)
Total – Net	$4,649,050	$102,277,485	$—	$106,926,535
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 61.8%

U.S. Treasury Bills – 61.8%
0.05%, 4/7/22*	$10,719,000	$10,718,036
0.34%, 6/9/22*	10,225,000	10,214,598
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $20,934,054)		20,932,634

	Shares

EXCHANGE-TRADED FUND – 4.8%

United States – 4.8%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,621,671)	64,600	1,623,398

REPURCHASE AGREEMENT – 31.9%

United States – 31.9%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 3/1/22; Proceeds at maturity – $10,790,018 (fully collateralized by Ginnie Mae II Single Family, 2.00% – 4.00% due 1/20/52, Ginnie Mae II Single Family Platinum, 3.50% due 1/20/52; Market value including accrued interest – $11,330,561)

(Cost: $10,790,000)	$10,790,000	$10,790,000

TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $33,345,725)		33,346,032

Other Assets less Liabilities – 1.5%		511,097

NET ASSETS – 100.0%		$33,857,129
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,822,260	$—	$200,700	$(201)	$2,039	$1,623,398	$—	$152

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	3/14/2022	385,184	USD	2,467,000	CNY	$—	$(5,226)
Citibank NA	3/14/2022	394,072	USD	2,513,000	CNY	—	(3,617)
Citibank NA	4/15/2022	889,640	USD	5,684,000	CNY	—	(7,619)
Goldman Sachs	3/14/2022	37,770,000	CNY	5,864,907	USD	112,305	—
HSBC Holdings PLC	3/14/2022	197,496	USD	1,262,000	CNY	—	(2,219)
JP Morgan Chase Bank NA	5/18/2022	79,500,000	CNY	12,401,529	USD	118,015	—
Morgan Stanley & Co. International	3/14/2022	4,980,727	USD	31,528,000	CNY	—	(8,670)
Morgan Stanley & Co. International	4/14/2022	34,700,000	CNH	5,410,080	USD	69,340	—
Morgan Stanley & Co. International	4/15/2022	77,000,000	CNY	11,988,167	USD	166,826	—
Morgan Stanley & Co. International	6/14/2022	31,745,000	CNY	4,987,431	USD	3,494	—
UBS AG	4/14/2022	401,078	USD	2,561,000	CNH	—	(3,325)
						$469,980	$(30,676)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$20,932,634	$—	$20,932,634
Exchange-Traded Fund	1,623,398	—	—	1,623,398
Repurchase Agreement	—	10,790,000	—	10,790,000
Total Investments in Securities	$1,623,398	$31,722,634	$—	$33,346,032
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$469,980	$—	$469,980
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(30,676)	$—	$(30,676)
Total – Net	$1,623,398	$32,161,938	$—	$33,785,336
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 68.0%

U.S. Treasury Bills – 68.0%
0.05%, 4/7/22*	$5,508,000	$5,507,505
0.34%, 6/9/22*	3,790,000	3,786,144
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,294,241)		9,293,649

	Shares

EXCHANGE-TRADED FUND – 4.2%

United States – 4.2%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $567,357)	22,600	567,938

REPURCHASE AGREEMENT – 28.7%

United States – 28.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 3/1/22; Proceeds at maturity – $3,930,007 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.13% due 1/15/23; Market value including accrued interest – $4,008,673)

(Cost: $3,930,000)	$3,930,000	$3,930,000

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $13,791,598)		13,791,587

Other Assets less Liabilities – (0.9)%		(116,460)

NET ASSETS – 100.0%		$13,675,127
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$567,260	$125,563	$125,474	$(88)	$677	$567,938	$—	$47

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	5/10/2022	14,465,000	ZAR	911,188	USD	$16,751	$—
Bank of America NA	5/10/2022	13,515,000	TRY	941,532	USD	—	(53,138)
Barclays Bank PLC	5/10/2022	1,117,700,000	KRW	921,967	USD	4,969	—
Citibank NA	5/10/2022	757,315,000	CLP	917,113	USD	27,034	—
Goldman Sachs	5/10/2022	3,820,000	PLN	921,060	USD	—	(12,645)
Goldman Sachs	5/11/2022	73,820,000	RUB	923,812	USD	—	(276,845)
HSBC Holdings PLC	5/10/2022	70,495,000	INR	927,127	USD	—	(1,449)
JP Morgan Chase Bank NA	5/10/2022	13,431,825,000	IDR	925,376	USD	4,059	—
Morgan Stanley & Co. International	5/10/2022	5,140,000	BRL	928,888	USD	50,561	—
Morgan Stanley & Co. International	5/10/2022	5,945,000	CNH	928,520	USD	8,588	—
Morgan Stanley & Co. International	5/10/2022	3,905,000	MYR	928,634	USD	—	(1,130)
Royal Bank of Canada	5/10/2022	19,560,000	MXN	921,686	USD	23,928	—
Standard Chartered Bank	5/10/2022	30,795,000	THB	921,650	USD	19,494	—
UBS AG	5/10/2022	3,700,000,000	COP	918,798	USD	22,131	—
UBS AG	5/10/2022	47,825,000	PHP	914,523	USD	11,008	—
						$188,523	$(345,207)

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$9,293,649	$—	$9,293,649
Exchange-Traded Fund	567,938	—	—	567,938
Repurchase Agreement	—	3,930,000	—	3,930,000
Total Investments in Securities	$567,938	$13,223,649	$—	$13,791,587
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$188,523	$—	$188,523
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(345,207)	$—	$(345,207)
Total – Net	$567,938	$13,066,965	$—	$13,634,903
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

Investments	Principal Amount	Value

FOREIGN CORPORATE BONDS – 96.7%

Argentina – 2.3%

Arcor SAIC 6.00%, 7/6/23(a)	$500,000	$487,571

MercadoLibre, Inc. 2.38%, 1/14/26	200,000	187,590
3.13%, 1/14/31	400,000	350,652

YPF SA 8.50%, 7/28/25(a)	200,000	159,880
8.50%, 6/27/29(b)	263,000	193,372

Total Argentina		1,379,065

Austria – 0.4%

Suzano Austria GmbH 7.00%, 3/16/47(b)	226,000	258,488

Brazil – 7.5%

Arcos Dorados Holdings, Inc. 5.88%, 4/4/27(b)	200,000	204,050

Braskem Netherlands Finance BV 4.50%, 1/31/30(b)	400,000	396,000

Centrais Eletricas Brasileiras SA 4.63%, 2/4/30(b)	200,000	190,220

CSN Resources SA 4.63%, 6/10/31(b)	325,000	295,555

Fibria Overseas Finance Ltd. 5.50%, 1/17/27	306,000	329,256

Hidrovias International Finance Sarl 4.95%, 2/8/31(b)	325,000	279,485

Itau Unibanco Holding SA
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(b)(c)(d)(e)	300,000	276,015
3.88%, 4/15/31, (3.875% fixed rate until 1/15/26; 5-year Constant Maturity Treasury Rate + 3.446% thereafter)(b)(c)	275,000	258,005

Klabin Finance SA 4.88%, 9/19/27(b)	300,000	306,900

Minerva Luxembourg SA 5.88%, 1/19/28(b)	200,000	211,551
4.38%, 3/18/31(b)	275,000	250,586

Natura Cosmeticos SA 4.13%, 5/3/28(b)	400,000	378,568
4.13%, 5/3/28(a)	200,000	189,284

Petrobras Global Finance BV 7.38%, 1/17/27	200,000	224,250
5.60%, 1/3/31	200,000	199,944

St Marys Cement, Inc. 5.75%, 1/28/27(a)	300,000	326,140
5.75%, 1/28/27(b)	200,000	217,427

Total Brazil		4,533,236

Chile – 5.6%

Alfa Desarrollo SpA 4.55%, 9/27/51(b)	635,000	546,100

ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Partners 4.05%, 4/27/26(b)	300,000	279,173

Celulosa Arauco y Constitucion SA 4.50%, 8/1/24	200,000	207,412
5.50%, 11/2/47	325,000	337,015

Cia Cervecerias Unidas SA 3.35%, 1/19/32(b)(e)	230,000	223,537

Colbun SA 3.95%, 10/11/27(b)	200,000	204,257

Empresa Nacional del Petroleo 3.45%, 9/16/31(b)	200,000	183,710

Falabella SA 3.38%, 1/15/32(b)	400,000	374,000

Inversiones CMPC SA 3.00%, 4/6/31(b)	325,000	297,619

VTR Comunicaciones SpA 5.13%, 1/15/28(b)	461,000	454,949
4.38%, 4/15/29(b)	275,000	263,313

Total Chile		3,371,085

China – 2.6%

Alibaba Group Holding Ltd. 3.40%, 12/6/27	500,000	508,000

Bank of China Ltd. 5.00%, 11/13/24(a)(e)	350,000	373,801

CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(a)	200,000	219,312

ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(b)	300,000	293,249

Tencent Holdings Ltd. 3.93%, 1/19/38(a)	200,000	195,529

Total China		1,589,891

Colombia – 7.0%

Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/25(a)	200,000	200,663

Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(c)	635,000	609,441

Canacol Energy Ltd. 5.75%, 11/24/28(b)	275,000	258,328

Ecopetrol SA 6.88%, 4/29/30	900,000	942,300
5.88%, 5/28/45(e)	70,000	60,734

Geopark Ltd. 5.50%, 1/17/27(b)(e)	375,000	358,594

Millicom International Cellular SA 4.50%, 4/27/31(b)(e)	500,000	467,375

Oleoducto Central SA 4.00%, 7/14/27(b)	250,000	237,381
4.00%, 7/14/27(a)	200,000	189,905

Promigas SA ESP / Gases del Pacifico SAC 3.75%, 10/16/29(b)	200,000	179,771

SierraCol Energy Andina LLC 6.00%, 6/15/28(b)	300,000	273,865

Transportadora de Gas Internacional SA ESP 5.55%, 11/1/28(b)	400,000	416,600

Total Colombia		4,194,957

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

Investments	Principal Amount	Value

Ghana – 0.8%

Tullow Oil PLC 10.25%, 5/15/26(b)	$465,000	$453,375

Guatemala – 1.6%

Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 4/27/29(b)	460,000	467,613

CT Trust 5.13%, 2/3/32(b)	500,000	502,500

Total Guatemala		970,113

Hong Kong – 1.6%

Melco Resorts Finance Ltd. 4.88%, 6/6/25(a)	200,000	190,400
5.75%, 7/21/28(b)	275,000	248,684
5.75%, 7/21/28(a)	325,000	293,899
5.38%, 12/4/29(a)	250,000	217,400

Total Hong Kong		950,383

India – 5.9%

Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	200,000	195,405

Bharti Airtel International Netherlands BV 5.35%, 5/20/24(b)	323,000	341,258

Bharti Airtel Ltd. 4.38%, 6/10/25(a)	200,000	207,869
3.25%, 6/3/31(a)(e)	200,000	189,542

JSW Steel Ltd. 5.05%, 4/5/32(b)	600,000	556,500

Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(c)(d)(e)	300,000	286,742

Reliance Industries Ltd. 3.67%, 11/30/27(b)	400,000	415,333
2.88%, 1/12/32(b)	335,000	312,805

Summit Digitel Infrastructure Pvt. Ltd. 2.88%, 8/12/31(b)	350,000	318,530

Vedanta Resources Finance II PLC 13.88%, 1/21/24(b)	275,000	280,500
8.95%, 3/11/25(b)(e)	450,000	421,875

Total India		3,526,359

Indonesia – 2.8%

Medco Bell Pte Ltd. 6.38%, 1/30/27(b)	478,000	464,138

Medco Oak Tree Pte Ltd. 7.38%, 5/14/26(a)	200,000	202,500

Pertamina Persero PT 3.10%, 1/21/30(b)	250,000	240,388
6.45%, 5/30/44(a)	200,000	235,815

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/27(a)	541,000	553,876

Total Indonesia		1,696,717

Ireland – 1.0%

C&W Senior Financing DAC 6.88%, 9/15/27(a)	600,000	622,488

Israel – 4.8%

Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 1/21/32; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(b)(c)	475,000	457,781

Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(c)	500,000	474,688

Israel Electric Corp. Ltd. 4.25%, 8/14/28, Series GMTN(a)(b)	300,000	315,090

Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(b)(c)	350,000	336,875

Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	650,000	586,625
4.75%, 5/9/27	200,000	191,875
5.13%, 5/9/29	525,000	503,993

Total Israel		2,866,927

Jamaica – 0.1%

Digicel International Finance Ltd. / Digicel International Holdings Ltd. 8.75%, 5/25/24(b)	81,000	81,846

Kazakhstan – 2.2%

KazMunayGas National Co. JSC 3.50%, 4/14/33(b)(e)	380,000	345,800

Tengizchevroil Finance Co. International Ltd. 3.25%, 8/15/30(b)	798,000	726,180
3.25%, 8/15/30(a)	250,000	227,500

Total Kazakhstan		1,299,480

Kuwait – 3.7%

Equate Petrochemical BV 4.25%, 11/3/26(a)	400,000	413,606
2.63%, 4/28/28(b)	350,000	332,377
2.63%, 4/28/28(a)	200,000	189,930

NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(b)(c)(d)	700,000	694,750
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(c)(d)	400,000	397,000

NBK Tier 1 Ltd.
3.63%, 8/24/26, (3.625% fixed rate until 8/24/26; 6-year U.S. dollar Swap Rate + 2.875% thereafter)(a)(c)(d)	200,000	192,625

Total Kuwait		2,220,288

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

Investments	Principal Amount	Value

Luxembourg – 2.8%

Altice Financing SA 5.75%, 8/15/29(b)	$900,000	$824,625

EIG Pearl Holdings Sarl 3.55%, 8/31/36(b)	325,000	318,435

JBS Finance Luxembourg Sarl 3.63%, 1/15/32(b)	568,000	516,988

Total Luxembourg		1,660,048

Malaysia – 1.7%

CIMB Bank Bhd 2.13%, 7/20/27(b)	500,000	491,355

Genm Capital Labuan Ltd. 3.88%, 4/19/31(b)	375,000	343,841

Gohl Capital Ltd. 4.25%, 1/24/27(a)	200,000	196,464

Total Malaysia		1,031,660

Mexico – 6.5%

Alpek SAB de CV 4.25%, 9/18/29(b)(e)	400,000	398,950
4.25%, 9/18/29(a)	200,000	199,475

Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(c)(d)	400,000	392,200

Braskem Idesa SAPI 6.99%, 2/20/32(b)	500,000	480,000

Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(c)(d)	200,000	192,000
7.38%, 6/5/27(b)	200,000	214,260
5.20%, 9/17/30(b)	200,000	195,250
5.20%, 9/17/30(a)	300,000	292,875

Credito Real SAB de CV SOFOM ER 8.00%, 1/21/28(b)	500,000	97,500

GCC SAB de CV Co. 3.61%, 4/20/32(b)(e)	400,000	384,000

Grupo Bimbo SAB de CV
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(b)(c)(d)	400,000	405,600

Industrias Penoles SAB de CV 4.75%, 8/6/50(b)(e)	335,000	316,192

Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(b)	400,000	361,500

Total Mexico		3,929,802

Morocco – 0.3%

OCP SA 6.88%, 4/25/44(a)	200,000	203,208

Netherlands – 0.9%

Sigma Finance Netherlands BV 4.88%, 3/27/28(b)	200,000	207,940

VEON Holdings BV 4.00%, 4/9/25(b)	550,000	261,250
3.38%, 11/25/27(a)	200,000	96,000

Total Netherlands		565,190

Oman – 2.1%

OQ SAOC 5.13%, 5/6/28(a)	250,000	249,061
5.13%, 5/6/28(b)	500,000	498,121

Oryx Funding Ltd. 5.80%, 2/3/31(b)	250,000	254,063

Oztel Holdings SPC Ltd. 5.63%, 10/24/23(a)	250,000	255,862

Total Oman		1,257,107

Panama – 1.9%

Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(b)	325,000	299,132

AES Panama Generation Holdings SRL 4.38%, 5/31/30(b)	625,000	605,922

Banco General SA 4.13%, 8/7/27(a)	200,000	205,500

Total Panama		1,110,554

Peru – 3.7%

Credicorp Ltd. 2.75%, 6/17/25(b)(e)	225,000	220,897
2.75%, 6/17/25(a)(e)	200,000	196,352

Inkia Energy Ltd. 5.88%, 11/9/27(a)	200,000	195,655

InRetail Consumer 3.25%, 3/22/28(b)	375,000	353,625

Petroleos del Peru SA 4.75%, 6/19/32(a)	200,000	192,600

Southern Copper Corp. 5.25%, 11/8/42	200,000	231,225
5.88%, 4/23/45(e)	400,000	498,220

Volcan Cia Minera SAA 4.38%, 2/11/26(b)	325,000	310,537

Total Peru		2,199,111

Poland – 1.2%

Canpack SA / Canpack U.S. LLC 3.13%, 11/1/25(b)	759,000	746,903

Qatar – 1.4%

Ooredoo International Finance Ltd. 2.63%, 4/8/31(b)	375,000	359,531

Qatar Energy 2.25%, 7/12/31(a)	200,000	189,000
3.30%, 7/12/51(b)	325,000	307,938

Total Qatar		856,469

Russia – 2.4%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(b)(c)	350,000	87,500

Credit Bank of Moscow Via CBOM Finance PLC 3.88%, 9/21/26(b)	500,000	125,000

Evraz PLC 5.25%, 4/2/24(a)	500,000	187,500

Gazprom PJSC Via Gaz Capital SA 4.95%, 3/23/27(a)	335,000	150,750
8.63%, 4/28/34(a)	322,000	128,800

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

Investments	Principal Amount	Value

Gazprom PJSC Via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(b)(c)(d)	$225,000	$67,500

Lukoil Capital DAC 3.60%, 10/26/31(b)	350,000	115,500

Lukoil Securities BV 3.88%, 5/6/30(b)	633,000	253,200

Phosagro OAO Via Phosagro Bond Funding DAC 2.60%, 9/16/28(b)	250,000	93,750

Severstal OAO Via Steel Capital SA 3.15%, 9/16/24(b)	200,000	75,000
3.15%, 9/16/24(a)	200,000	75,000

Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(b)(c)(d)	300,000	75,000

Total Russia		1,434,500

Saudi Arabia – 2.8%

Arabian Centres Sukuk II Ltd. 5.63%, 10/7/26(b)	200,000	196,000

SA Global Sukuk Ltd. 2.69%, 6/17/31(b)	200,000	193,925
2.69%, 6/17/31(a)	200,000	193,925

Saudi Arabian Oil Co. 3.50%, 4/16/29(a)	200,000	206,076
2.25%, 11/24/30(b)	700,000	652,750

Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(a)	200,000	223,771

Total Saudi Arabia		1,666,447

Singapore – 1.5%

Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(b)(c)	425,000	412,076
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(c)	498,000	482,856

Total Singapore		894,932

South Africa – 3.4%

AngloGold Ashanti Holdings PLC 3.38%, 11/1/28(e)	350,000	328,475
6.50%, 4/15/40	256,000	291,684

Bidvest Group UK PLC 3.63%, 9/23/26(b)	425,000	408,000

Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/24(a)	425,000	439,689

Sasol Financing USA LLC 4.38%, 9/18/26	575,000	559,906

Total South Africa		2,027,754

South Korea – 3.2%

Kookmin Bank 2.50%, 11/4/30(b)	475,000	445,540
2.50%, 11/4/30(a)(e)	300,000	281,394

Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(c)(d)	525,000	497,437

SK Hynix, Inc. 2.38%, 1/19/31(b)	300,000	274,880

Woori Bank 4.75%, 4/30/24(a)	400,000	420,111

Total South Korea		1,919,362

Spain – 0.6%

EnfraGen Energia Sur SA 5.38%, 12/30/30(a)	400,000	330,504

Thailand – 2.6%

Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(b)(c)(d)	450,000	448,875
4.45%, 9/19/28(b)	300,000	331,409

GC Treasury Center Co. Ltd. 2.98%, 3/18/31(a)	200,000	193,407

PTTEP Treasury Center Co. Ltd. 3.90%, 12/6/59(b)	600,000	584,892

Total Thailand		1,558,583

Turkey – 3.3%

Akbank T.A.S. 6.80%, 2/6/26(a)	600,000	585,000

Turk Telekomunikasyon AS 6.88%, 2/28/25(b)	200,000	198,466

Turkiye Is Bankasi AS 6.13%, 4/25/24(a)	200,000	199,976

Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26(b)	500,000	494,687

Turkiye Vakiflar Bankasi TAO 6.50%, 1/8/26(b)	200,000	191,000

Yapi ve Kredi Bankasi AS
7.88%, 1/22/31, (7.875% fixed rate until 1/22/26; 5-year Constant Maturity Treasury Rate + 7.415% thereafter)(b)(c)	300,000	297,000

Total Turkey		1,966,129

United Arab Emirates – 3.6%

Abu Dhabi National Energy Co. PJSC 2.00%, 4/29/28(a)	200,000	190,250
4.88%, 4/23/30(a)	200,000	227,689

DP World Ltd. 6.85%, 7/2/37(a)	370,000	455,059

Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(b)	300,000	279,375
2.94%, 9/30/40(b)	225,000	207,000
2.94%, 9/30/40(a)	200,000	184,000

MAF Global Securities Ltd. 4.75%, 5/7/24(a)	200,000	207,000

MHP Lux SA 6.25%, 9/19/29(b)	275,000	110,000

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

Investments	Principal Amount	Value

Sweihan PV Power Co. PJSC 3.63%, 1/31/49(b)	$325,000	$312,406

Total United Arab Emirates		2,172,779

United Kingdom – 0.6%

CK Hutchison International 21 Ltd. 2.50%, 4/15/31(b)	350,000	337,778

Zambia – 0.3%

First Quantum Minerals Ltd. 6.88%, 3/1/26(b)	200,000	206,231
TOTAL FOREIGN CORPORATE BONDS (Cost: $64,985,147)		58,089,749

FOREIGN GOVERNMENT AGENCIES – 0.3%

India – 0.3%

Export-Import Bank of India 3.25%, 1/15/30(a) (Cost: $202,880)	200,000	192,518

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%

Egypt – 0.3%

Egypt Government International Bond 7.60%, 3/1/29(b)	200,000	180,500

Ghana – 0.2%

Ghana Government International Bond 6.38%, 2/11/27(b)	200,000	139,000

Nigeria – 0.3%

Nigeria Government International Bond 6.50%, 11/28/27(a)	200,000	191,000

Panama – 0.3%

Panama Government International Bond 2.25%, 9/29/32	200,000	177,231
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $790,148)		687,731
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%

United States – 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(f)
(Cost: $2,640,998)	2,640,998	2,640,998

TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $68,619,173)		61,610,996

Other Assets less Liabilities – (2.5)%		(1,529,211)

NET ASSETS – 100.0%		$60,081,785
(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)

Security, or portion thereof, was on loan at February 28, 2022 (See Note 2). At February 28, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,588,634 and the total market value of the collateral held by the Fund was $4,773,875. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,132,877.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	57	6/21/22	$(7,263,938)	$(69,023)
U.S. Treasury Ultra Long Term Bond	4	6/21/22	(743,750)	(10,402)
Ultra 10 Year U.S. Treasury Note	27	6/21/22	(3,815,859)	(48,616)
			$(11,823,547)	$(128,041)

Long Exposure
2 Year U.S. Treasury Note	44	6/30/22	$9,469,969	$32,273
5 Year U.S. Treasury Note	11	6/30/22	1,301,094	9,281
U.S. Treasury Long Bond	6	6/21/22	940,125	14,431
			$11,711,188	$55,985
Total – Net			$(112,359)	$(72,056)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Corporate Bonds	$—	$58,089,749	$—	$58,089,749
Foreign Government Agencies	—	192,518	—	192,518
Foreign Government Obligations	—	687,731	—	687,731
Investment of Cash Collateral for Securities Loaned	—	2,640,998	—	2,640,998
Total Investments in Securities	$—	$61,610,996	$—	$61,610,996
Financial Derivative Instruments
Futures Contracts[1]	$55,985	$—	$—	$55,985
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(128,041)	$—	$—	$(128,041)
Total – Net	$(72,056)	$61,610,996	$—	$61,538,940
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2022

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 87.1%

Brazil – 7.9%

Brazil Letras do Tesouro Nacional
6.38%, 7/1/23, Series LTN(a)	10,130,000	BRL	$1,681,691
6.30%, 1/1/24, Series LTN(a)	10,290,000	BRL	1,623,131
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	1,087,787

Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	7,835,000	BRL	1,492,607
10.00%, 1/1/25, Series F	6,249,000	BRL	1,175,055
10.00%, 1/1/27, Series F	3,780,000	BRL	701,676
10.00%, 1/1/29, Series F	5,560,000	BRL	1,007,017
10.00%, 1/1/31, Series F	500,000	BRL	89,308

Total Brazil			8,858,272

Chile – 3.8%

Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	243,906
2.50%, 3/1/25	800,000,000	CLP	904,515
4.50%, 3/1/26	680,000,000	CLP	807,561
2.30%, 10/1/28(b)(c)	105,000,000	CLP	106,349
5.00%, 10/1/28(b)(c)	480,000,000	CLP	577,431
4.70%, 9/1/30(b)(c)	175,000,000	CLP	205,160
5.00%, 3/1/35	790,000,000	CLP	923,696
6.00%, 1/1/43, Series 30YR	380,000,000	CLP	485,644

Total Chile			4,254,262

China – 7.1%

China Development Bank
2.98%, 1/8/24, Series 2102	5,000,000	CNY	800,380
3.41%, 6/7/31, Series 2110	4,000,000	CNY	646,691

China Government Bond
3.25%, 6/6/26, Series 1907	3,550,000	CNY	578,435
3.12%, 12/5/26, Series 1916	2,250,000	CNY	364,706
2.85%, 6/4/27, Series INBK	1,700,000	CNY	271,905
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,307,050
3.29%, 5/23/29, Series 1906	5,000,000	CNY	817,666
3.13%, 11/21/29, Series 1915	4,000,000	CNY	647,359
2.68%, 5/21/30, Series INBK	2,970,000	CNY	463,490
3.81%, 9/14/50, Series INBK	3,000,000	CNY	510,404

Export-Import Bank of China
3.28%, 2/11/24, Series 1905	5,000,000	CNY	804,196
3.14%, 4/2/24, Series 2103	5,000,000	CNY	803,213

Total China			8,015,495

Colombia – 7.0%

Colombian TES
10.00%, 7/24/24, Series B	4,958,700,000	COP	1,311,652
6.25%, 11/26/25, Series B	1,502,400,000	COP	353,015
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,235,104
5.75%, 11/3/27, Series B	5,079,700,000	COP	1,108,618
6.00%, 4/28/28, Series B	2,422,600,000	COP	528,582
7.75%, 9/18/30, Series B	1,762,200,000	COP	410,268
7.00%, 3/26/31, Series B	3,300,000,000	COP	724,814
7.00%, 6/30/32, Series B	3,041,800,000	COP	655,739
7.25%, 10/18/34, Series B	2,210,400,000	COP	473,286
6.25%, 7/9/36, Series B	5,000,000,000	COP	951,372
7.25%, 10/26/50, Series B	850,000,000	COP	164,520

Total Colombia			7,916,970

Czech Republic – 2.0%

Czech Republic Government Bond
0.45%, 10/25/23, Series 97(b)	10,000,000	CZK	420,941
3.62%, 12/12/24, Series 135(a)	2,000,000	CZK	80,670
1.25%, 2/14/25, Series 120	10,000,000	CZK	416,643
0.25%, 2/10/27, Series 100	6,300,000	CZK	243,491
0.05%, 11/29/29, Series 130	15,000,000	CZK	530,812
1.20%, 3/13/31, Series 121	15,000,000	CZK	571,746

Total Czech Republic			2,264,303

Egypt – 0.0%

Egypt Government Bond 14.48%, 4/6/26, Series 5YR	700,000	EGP	45,307

Hungary – 1.9%

Hungary Government Bond
1.75%, 10/26/22, Series 22/B	66,770,000	HUF	198,106
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	54,028
3.00%, 6/26/24, Series 24/B	168,940,000	HUF	488,309
1.00%, 11/26/25, Series 25/C	30,000,000	HUF	78,363
3.00%, 10/27/27, Series 27/A	266,740,000	HUF	721,068
3.00%, 8/21/30, Series 30/A	55,660,000	HUF	143,373
3.25%, 10/22/31, Series 31/A	72,870,000	HUF	191,421
2.25%, 4/20/33, Series 33/A	95,360,000	HUF	219,074
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	60,658

Total Hungary			2,154,400

India – 3.5%

India Government Bond
5.15%, 11/9/25	50,000,000	INR	649,856
5.63%, 4/12/26	50,000,000	INR	656,923
7.26%, 1/14/29	50,000,000	INR	686,552
5.79%, 5/11/30	50,000,000	INR	626,099
6.10%, 7/12/31	50,000,000	INR	632,934
7.16%, 9/20/50	50,000,000	INR	668,038

Total India			3,920,402

Indonesia – 11.6%

Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	636,808
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	615,225
6.50%, 6/15/25, Series FR81	13,200,000,000	IDR	963,801
5.50%, 4/15/26, Series FR86	4,697,000,000	IDR	329,601
8.38%, 9/15/26, Series FR56	16,931,000,000	IDR	1,315,614
6.13%, 5/15/28, Series FR64	12,300,000,000	IDR	862,214
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	790,790
8.25%, 5/15/29, Series FR78	3,520,000,000	IDR	271,536
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	933,417
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	688,018
8.25%, 6/15/32, Series FR58	11,549,000,000	IDR	894,412
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,255,889
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	812,364
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	899,373
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	240,276
8.38%, 4/15/39, Series FR79	10,000,000,000	IDR	792,134
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	293,319
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	112,670

Perusahaan Penerbit SBSN Indonesia 6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	366,333

Total Indonesia			13,073,794

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2022

Investments	Principal Amount†		Value

Malaysia – 6.8%

Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,000,000	MYR	$242,259
4.18%, 7/15/24, Series 0114	1,560,000	MYR	383,512
3.96%, 9/15/25, Series 0115	2,890,000	MYR	709,299
3.91%, 7/15/26, Series 0119	465,000	MYR	113,644
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,074,576
3.89%, 8/15/29, Series 0219	3,190,000	MYR	770,360
2.63%, 4/15/31, Series 0220	2,000,000	MYR	437,269
3.83%, 7/5/34, Series 0419	1,485,000	MYR	347,463
4.76%, 4/7/37, Series 0317	1,832,000	MYR	466,884
3.76%, 5/22/40, Series 0519	1,500,000	MYR	336,365
4.07%, 6/15/50, Series 0120	1,315,000	MYR	296,305

Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	4,000,000	MYR	985,229
3.73%, 3/31/26, Series 0319	2,900,000	MYR	702,119
3.42%, 9/30/27, Series 0120	500,000	MYR	119,100
3.47%, 10/15/30, Series 0220	1,980,000	MYR	462,442
3.45%, 7/15/36, Series 0121	1,125,000	MYR	250,469

Total Malaysia			7,697,295

Mexico – 5.0%

Mexican Bonos
10.00%, 12/5/24, Series M 20	8,410,000	MXN	433,888
5.75%, 3/5/26, Series M	3,700,000	MXN	168,357
8.50%, 5/31/29, Series M 20	21,945,000	MXN	1,112,975
7.75%, 5/29/31, Series M	15,133,000	MXN	733,813
7.75%, 11/23/34, Series M	5,319,000	MXN	255,783
10.00%, 11/20/36, Series M 30	4,237,000	MXN	242,266
8.50%, 11/18/38, Series M 30	19,854,000	MXN	1,008,815
7.75%, 11/13/42, Series M	15,142,000	MXN	709,957
8.00%, 11/7/47, Series M	20,000,000	MXN	959,431

Total Mexico			5,625,285

Peru – 3.7%

Peru Government Bond
8.20%, 8/12/26	125,000	PEN	37,022
6.35%, 8/12/28	2,750,000	PEN	748,295
5.94%, 2/12/29	4,785,000	PEN	1,267,599
6.15%, 8/12/32	3,451,000	PEN	899,703
5.40%, 8/12/34	2,830,000	PEN	667,750
6.90%, 8/12/37	500,000	PEN	131,414
5.35%, 8/12/40	2,000,000	PEN	439,344

Total Peru			4,191,127

Philippines – 2.0%

Philippine Government International Bond
3.90%, 11/26/22	39,000,000	PHP	758,767
6.25%, 1/14/36	70,000,000	PHP	1,503,717

Total Philippines			2,262,484

Poland – 3.6%

Republic of Poland Government Bond
2.50%, 1/25/23, Series 0123	2,500,000	PLN	592,573
4.00%, 10/25/23, Series 1023	2,300,000	PLN	550,191
2.50%, 4/25/24, Series 0424	1,200,000	PLN	278,133
0.75%, 4/25/25, Series 0425	1,630,000	PLN	352,020
2.50%, 7/25/26, Series 0726	4,095,000	PLN	914,813
2.50%, 7/25/27, Series 0727	3,505,000	PLN	772,349
2.75%, 10/25/29, Series 1029	585,000	PLN	127,760
1.25%, 10/25/30, Series 1030	2,215,000	PLN	423,809

Total Poland			4,011,648

Romania – 2.0%

Romania Government Bond
3.50%, 12/19/22, Series 7Y	1,110,000	RON	250,404
5.85%, 4/26/23, Series 10Y	1,470,000	RON	338,283
4.00%, 10/25/23, Series 3Y	565,000	RON	126,974
3.25%, 4/29/24, Series 7Y	950,000	RON	208,608
4.75%, 2/24/25, Series 10Y	1,410,000	RON	317,175
4.85%, 4/22/26, Series 7Y	1,000,000	RON	222,502
5.80%, 7/26/27, Series 15Y	1,080,000	RON	247,165
4.15%, 1/26/28, Series 8Y	940,000	RON	197,118
5.00%, 2/12/29, Series 10Y	500,000	RON	108,470
3.65%, 9/24/31, Series 15Y	500,000	RON	94,834
4.75%, 10/11/34, Series 15Y	560,000	RON	113,157

Total Romania			2,224,690

Russia – 3.7%

Russian Federal Bond – OFZ
7.00%, 1/25/23, Series 6211	18,349,000	RUB	148,149
7.00%, 8/16/23, Series 6215	14,505,000	RUB	115,490
6.50%, 2/28/24, Series 6223	23,910,000	RUB	179,563
7.40%, 7/17/24, Series 6227	34,500,000	RUB	261,346
7.10%, 10/16/24, Series 6222	67,486,000	RUB	498,529
4.50%, 7/16/25, Series 6234	32,046,000	RUB	212,212
7.15%, 11/12/25, Series 6229	33,668,000	RUB	244,125
7.75%, 9/16/26, Series 6219	33,000,000	RUB	240,777
7.95%, 10/7/26, Series 6226	24,063,000	RUB	177,125
8.15%, 2/3/27, Series 6207	43,606,000	RUB	274,603
7.05%, 1/19/28, Series 6212	29,885,000	RUB	149,164
5.70%, 5/17/28, Series 6236	25,000,000	RUB	157,704
6.90%, 5/23/29, Series 6224	30,000,000	RUB	195,923
7.65%, 4/10/30, Series 6228	24,000,000	RUB	161,275
6.90%, 7/23/31, Series 6239	21,500,000	RUB	133,232
8.50%, 9/17/31, Series 6218	27,440,000	RUB	190,910
7.70%, 3/23/33, Series 6221	31,865,000	RUB	205,030
7.25%, 5/10/34, Series 6225	55,860,000	RUB	340,500
6.10%, 7/18/35, Series 6233	10,500,000	RUB	57,795
7.70%, 3/16/39, Series 6230	38,765,000	RUB	252,046

Total Russia			4,195,498

South Africa – 9.6%

Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	10,000,000	ZAR	719,417
8.00%, 1/31/30, Series 2030	25,655,000	ZAR	1,529,601
7.00%, 2/28/31, Series R213	10,267,000	ZAR	558,149
8.25%, 3/31/32, Series 2032	19,895,000	ZAR	1,158,464
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	1,094,477
6.25%, 3/31/36, Series R209	12,301,600	ZAR	559,617
8.50%, 1/31/37, Series 2037	21,000,000	ZAR	1,157,264
9.00%, 1/31/40, Series 2040	19,300,000	ZAR	1,089,434
6.50%, 2/28/41, Series R214	4,005,000	ZAR	173,017
8.75%, 1/31/44, Series 2044	22,665,000	ZAR	1,231,119
8.75%, 2/28/48, Series 2048	28,120,000	ZAR	1,520,145

Total South Africa			10,790,704

Thailand – 3.8%

Thailand Government Bond
2.00%, 12/17/22	6,000,000	THB	185,810
0.75%, 6/17/24	3,025,000	THB	92,433
1.45%, 12/17/24	31,565,000	THB	979,508
0.95%, 6/17/25	7,000,000	THB	213,976
3.85%, 12/12/25	5,480,000	THB	184,654
2.13%, 12/17/26	4,000,000	THB	126,916
2.88%, 12/17/28	3,615,000	THB	118,479

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2022

Investments	Principal Amount†		Value
4.88%, 6/22/29	5,067,000	THB	$186,359
1.60%, 12/17/29	25,000,000	THB	744,794
3.65%, 6/20/31	9,000,000	THB	311,353
1.60%, 6/17/35	6,130,000	THB	168,656
3.40%, 6/17/36	11,285,000	THB	376,239
3.30%, 6/17/38	12,000,000	THB	392,187
2.88%, 6/17/46	6,985,000	THB	209,703

Total Thailand			4,291,067

Turkey – 2.1%

Turkey Government Bond
11.00%, 3/2/22	5,620,000	TRY	406,203
12.20%, 1/18/23	8,000,000	TRY	542,149
16.20%, 6/14/23	4,830,000	TRY	330,895
9.00%, 7/24/24	733,000	TRY	39,560
8.00%, 3/12/25	4,657,000	TRY	226,472
12.60%, 10/1/25	3,815,000	TRY	203,554
10.60%, 2/11/26	2,290,000	TRY	111,859
11.00%, 2/24/27	6,586,000	TRY	301,272
10.50%, 8/11/27	3,410,000	TRY	149,960
11.70%, 11/13/30	1,905,000	TRY	79,996

Total Turkey			2,391,920
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $118,812,423)			98,184,923

SUPRANATIONAL BONDS – 9.6%

European Bank for Reconstruction & Development 6.45%, 12/13/22	7,910,000,000	IDR	560,780

European Investment Bank
5.50%, 1/23/23	7,000,000	MXN	334,164
7.50%, 7/30/23	38,000,000	MXN	1,842,300
7.75%, 1/30/25	10,000,000	MXN	484,243
8.13%, 12/21/26	9,740,000	ZAR	659,897
8.00%, 5/5/27(b)	18,500,000	ZAR	1,247,920

Inter-American Development Bank 7.50%, 12/5/24	8,000,000	MXN	384,681

International Bank for Reconstruction & Development 8.25%, 12/21/26	6,675,000	ZAR	450,747

International Finance Corp.
5.75%, 3/2/23	22,000,000	MXN	1,052,194
7.00%, 7/20/27	35,000,000	MXN	1,662,425
7.50%, 1/18/28	31,000,000	MXN	1,505,584
5.50%, 2/28/28	34,850,000	RUB	200,923
7.75%, 1/18/30	10,000,000	MXN	490,934
TOTAL SUPRANATIONAL BONDS (Cost: $11,337,012)			10,876,792

REPURCHASE AGREEMENT—1.8%

United States – 1.8%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 3/1/22; Proceeds at maturity – $2,030,003 (fully collateralized by Ginnie Mae II Single Family, 2.00% – 4.00% due 1/20/52, Ginnie Mae II Single Family Platinum, 3.50% due 1/20/52; Market value including accrued interest – $2,132,305)

(Cost: $2,030,000)	2,030,000		2,030,000

TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $132,179,435)			111,091,715

Other Assets less Liabilities—1.5%			1,670,988

NET ASSETS – 100.0%			$112,762,703

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2022.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/15/2022	8,000,000	MXN	362,159	USD	$28,528	$—
Barclays Bank PLC	3/15/2022	1,480,175	USD	113,078,000	INR	—	(15,190)
Citibank NA	3/3/2022	777,805	BRL	150,679	USD	301	—
Citibank NA	3/3/2022	546,913	USD	2,823,164	BRL	—	(1,093)
Goldman Sachs	3/15/2022	113,078,000	INR	1,499,708	USD	—	(4,343)
Goldman Sachs	3/15/2022	439,223	USD	9,000,000	MXN	—	(300)
Morgan Stanley & Co. International	3/15/2022	2,500,000	CNY	389,105	USD	6,496	—
Morgan Stanley & Co. International	3/15/2022	2,462,000	MYR	580,797	USD	4,841	—
Standard Chartered Bank	3/1/2022	531,814	EGP	33,787	USD	65	—
State Street Bank and Trust	3/1/2022	399,872	USD	1,500,000	PEN	5,052	—
State Street Bank and Trust	3/1/2022	36,915	USD	568,750	ZAR	109	—
UBS AG	3/15/2022	4,000,000	MXN	182,518	USD	12,826	—
						$58,218	$(20,926)

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$98,184,923	$—	$98,184,923
Supranational Bonds	—	10,876,792	—	10,876,792
Repurchase Agreement	—	2,030,000	—	2,030,000
Total Investments in Securities	$—	$111,091,715	$—	$111,091,715
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$58,218	$—	$58,218
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(20,926)	$—	$(20,926)
Total – Net	$—	$111,129,007	$—	$111,129,007
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 100.0%

U.S. Treasury Notes – 100.0%

U.S. Treasury Floating Rate Notes
0.39%, 4/30/23, (3-month U.S. Treasury Bill Money Market Yield + 0.034%)*	$670,560,000	$671,482,000
0.39%, 7/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.029%)*	670,539,000	671,592,886
0.40%, 10/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.035%)*	636,955,000	638,128,997
0.35%, 1/31/24, (3-month U.S. Treasury Bill Money Market Yield - 0.015%)*	400,038,000	400,383,061

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,379,319,444)		2,381,586,944

Other Assets less Liabilities – 0.0%		434,275

NET ASSETS – 100.0%		$2,382,021,219
*	Floating rate note. Coupon shown is in effect at February 28, 2022. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$2,381,586,944	$—	$2,381,586,944
Total Investments in Securities	$—	$2,381,586,944	$—	$2,381,586,944

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 95.4%

United States – 95.4%

ACCO Brands Corp. 4.25%, 3/15/29(a)	$255,000	$239,073

AdaptHealth LLC 4.63%, 8/1/29(a)	484,000	437,265

ADT Security Corp. 4.88%, 7/15/32(a)	734,000	689,725

Adtalem Global Education, Inc. 5.50%, 3/1/28(a)	460,000	411,677

AECOM 5.13%, 3/15/27	251,000	257,571

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/23(a)	20,000	20,084
3.25%, 3/15/26(a)	60,000	57,840
7.50%, 3/15/26(a)	30,000	31,826
4.63%, 1/15/27(a)	80,000	80,494
5.88%, 2/15/28(a)	180,000	187,285
3.50%, 3/15/29(a)	440,000	409,803
4.88%, 2/15/30(a)	220,000	220,807

Allison Transmission, Inc. 5.88%, 6/1/29(a)	482,000	506,972

AMC Networks, Inc. 5.00%, 4/1/24	245,000	245,213
4.75%, 8/1/25(b)	468,000	467,836

American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	320,000	303,606

American Finance Trust, Inc. / American Finance Operating Partner LP 4.50%, 9/30/28(a)	230,000	214,749

AmeriGas Partners LP / AmeriGas Finance Corp. 5.63%, 5/20/24	221,000	226,178
5.50%, 5/20/25	573,000	583,320
5.75%, 5/20/27	17,000	17,177

Amkor Technology, Inc. 6.63%, 9/15/27(a)	195,000	204,298

AMN Healthcare, Inc. 4.63%, 10/1/27(a)	40,000	39,923

ANGI Group LLC 3.88%, 8/15/28(a)	230,000	206,202

Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 3/1/27(a)	150,000	152,945
5.75%, 1/15/28(a)	767,000	779,149
5.38%, 6/15/29(a)	117,000	117,823

Antero Resources Corp. 5.00%, 3/1/25	100,000	101,250
7.63%, 2/1/29(a)	413,000	448,473

Apache Corp. 5.10%, 9/1/40	400,000	400,848
4.75%, 4/15/43(b)	16,000	15,281

Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	351,000	318,792

APX Group, Inc. 6.75%, 2/15/27(a)	245,000	251,779
5.75%, 7/15/29(a)(b)	506,000	455,157

Aramark Services, Inc. 6.38%, 5/1/25(a)	489,000	506,648
5.00%, 2/1/28(a)(b)	497,000	498,566

Archrock Partners LP / Archrock Partners Finance Corp. 6.88%, 4/1/27(a)	173,000	177,818
6.25%, 4/1/28(a)	675,000	677,410

Asbury Automotive Group, Inc. 4.63%, 11/15/29(a)	90,000	87,860
5.00%, 2/15/32(a)	501,000	489,131

ASGN, Inc. 4.63%, 5/15/28(a)	225,000	222,822

Audacy Capital Corp. 6.75%, 3/31/29(a)(b)	376,000	356,824

Avantor Funding, Inc. 4.63%, 7/15/28(a)	536,000	544,378

Avient Corp. 5.75%, 5/15/25(a)	150,000	153,888

Axalta Coating Systems LLC 3.38%, 2/15/29(a)	248,000	227,818

B&G Foods, Inc. 5.25%, 4/1/25	351,000	353,706
5.25%, 9/15/27	224,000	223,660

Ball Corp. 4.00%, 11/15/23	175,000	179,981
5.25%, 7/1/25	70,000	74,565
2.88%, 8/15/30	588,000	538,702

Bath & Body Works, Inc. 5.25%, 2/1/28	420,000	437,808
7.50%, 6/15/29(b)	65,000	71,280
6.63%, 10/1/30(a)	420,000	453,919
6.75%, 7/1/36	835,000	911,127

Bausch Health Americas, Inc. 9.25%, 4/1/26(a)	947,000	980,969

Berry Global, Inc. 1.57%, 1/15/26	20,000	19,058
4.88%, 7/15/26(a)	327,000	331,159

Big River Steel LLC / BRS Finance Corp. 6.63%, 1/31/29(a)	250,000	262,783

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	261,000	247,637

Block, Inc. 3.50%, 6/1/31(a)	205,000	192,749

Booz Allen Hamilton, Inc. 3.88%, 9/1/28(a)	220,000	214,975

Boyd Gaming Corp. 4.75%, 12/1/27	1,032,000	1,037,397

Brink’s Co. 4.63%, 10/15/27(a)	44,000	42,955

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC 5.75%, 5/15/26(a)	573,000	567,534

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	426,000	437,106

Cable One, Inc. 4.00%, 11/15/30(a)(b)	213,000	197,998

Caesars Entertainment, Inc. 6.25%, 7/1/25(a)	1,810,000	1,877,712
8.13%, 7/1/27(a)	120,000	129,466
4.63%, 10/15/29(a)	520,000	493,756

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 7/1/25(a)	$120,000	$123,188

California Resources Corp. 7.13%, 2/1/26(a)	310,000	322,549

Calumet Specialty Products Partners LP / Calumet Finance Corp. 11.00%, 4/15/25(a)	539,000	570,607

Catalent Pharma Solutions, Inc. 3.13%, 2/15/29(a)	453,000	423,147

CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 5/1/27(a)	557,000	564,603
4.75%, 3/1/30(a)	920,000	904,829
4.50%, 8/15/30(a)	1,247,000	1,203,068
4.25%, 1/15/34(a)	132,000	121,447

CDK Global, Inc. 5.00%, 10/15/24	10,000	10,487
5.25%, 5/15/29(a)	48,000	49,492

CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	77,000	80,710
4.13%, 5/1/25	162,000	164,458
4.25%, 4/1/28	61,000	60,544

Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC 5.50%, 5/1/25(a)	513,000	529,185

Centene Corp. 4.63%, 12/15/29	867,000	894,068
3.38%, 2/15/30	122,000	117,379
3.00%, 10/15/30	531,000	507,487

Central Garden & Pet Co. 4.13%, 10/15/30	150,000	142,608

CF Industries, Inc. 3.45%, 6/1/23	240,000	244,445
5.38%, 3/15/44	94,000	106,337

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 3/1/25(a)	737,000	734,693

Charles River Laboratories International, Inc. 4.00%, 3/15/31(a)	360,000	345,280

Charter Communications Operating LLC / Charter Communications Operating Capital 3.70%, 4/1/51	980,000	825,758
3.85%, 4/1/61	902,000	746,892

Chemours Co. 5.38%, 5/15/27(b)	440,000	442,240
5.75%, 11/15/28(a)	585,000	575,476

Chesapeake Energy Corp. 6.75%, 4/15/29(a)	70,000	74,001

CHS / Community Health Systems, Inc. 8.00%, 3/15/26(a)	492,000	513,436
5.63%, 3/15/27(a)	250,000	252,170
8.00%, 12/15/27(a)	360,000	380,275
6.88%, 4/15/29(a)	891,000	863,290
6.13%, 4/1/30(a)(b)	250,000	232,878
4.75%, 2/15/31(a)	1,475,000	1,395,542

Churchill Downs, Inc. 5.50%, 4/1/27(a)	272,000	275,949

Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	534,000	510,055

Clarivate Science Holdings Corp. 3.88%, 7/1/28(a)	60,000	56,736
4.88%, 7/1/29(a)	703,000	662,500

Clean Harbors, Inc. 4.88%, 7/15/27(a)	30,000	30,203

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/28(a)	1,023,000	1,068,943
7.50%, 6/1/29(a)	700,000	727,251

Clearway Energy Operating LLC 4.75%, 3/15/28(a)	42,000	42,297
3.75%, 2/15/31(a)	147,000	136,973

Cleveland-Cliffs, Inc. 9.88%, 10/17/25(a)	30,000	33,455
6.75%, 3/15/26(a)	130,000	137,064
5.88%, 6/1/27(b)	160,000	164,946
4.63%, 3/1/29(a)(b)	500,000	484,140
4.88%, 3/1/31(a)(b)	390,000	380,855

CNX Resources Corp. 7.25%, 3/14/27(a)	481,000	508,884

Cogent Communications Group, Inc. 3.50%, 5/1/26(a)	70,000	67,667

CommScope Technologies LLC 6.00%, 6/15/25(a)	934,000	916,039
5.00%, 3/15/27(a)(b)	556,000	496,119

CommScope, Inc. 6.00%, 3/1/26(a)	854,000	875,324
8.25%, 3/1/27(a)(b)	1,032,000	1,028,491
4.75%, 9/1/29(a)	330,000	311,279

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	358,000	372,231

Comstock Resources, Inc. 6.75%, 3/1/29(a)	353,000	359,756
5.88%, 1/15/30(a)	670,000	649,136

Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	300,000	286,113

Consolidated Communications, Inc. 6.50%, 10/1/28(a)	489,000	488,809

Continental Resources, Inc. 4.50%, 4/15/23	420,000	429,442
4.90%, 6/1/44	6,000	6,056

CoreCivic, Inc. 8.25%, 4/15/26	422,000	430,187

Cornerstone Building Brands, Inc. 6.13%, 1/15/29(a)	321,000	307,569

Coty, Inc. 6.50%, 4/15/26(a)	371,000	378,498

CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	560,000	557,917

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.63%, 5/1/27(a)	474,000	473,208
6.00%, 2/1/29(a)	200,000	201,702

Crowdstrike Holdings, Inc. 3.00%, 2/15/29	70,000	65,671

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 2/1/26	$50,000	$50,887

CSC Holdings LLC 5.25%, 6/1/24	1,760,000	1,784,006
5.50%, 4/15/27(a)	260,000	260,803
7.50%, 4/1/28(a)	570,000	569,869
6.50%, 2/1/29(a)	400,000	405,440
5.75%, 1/15/30(a)	1,010,000	894,880
4.63%, 12/1/30(a)	350,000	292,145
3.38%, 2/15/31(a)	210,000	178,859

Curo Group Holdings Corp. 7.50%, 8/1/28(a)	430,000	382,158

CyrusOne LP / CyrusOne Finance Corp. 3.45%, 11/15/29	10,000	10,635

Darling Ingredients, Inc. 5.25%, 4/15/27(a)	50,000	51,014

DaVita, Inc. 4.63%, 6/1/30(a)	452,000	433,721
3.75%, 2/15/31(a)	1,553,000	1,423,946

Del Monte Foods, Inc. 11.88%, 5/15/25(a)	187,000	206,764

Deluxe Corp. 8.00%, 6/1/29(a)	290,000	299,802

Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 8/15/26(a)	1,876,000	774,563
6.63%, 8/15/27(a)	916,000	217,541

DISH DBS Corp. 5.88%, 7/15/22	1,076,000	1,087,599
5.00%, 3/15/23	513,000	519,069
5.88%, 11/15/24	1,279,000	1,284,014
7.75%, 7/1/26	1,631,000	1,650,311

Diversified Healthcare Trust 4.75%, 2/15/28	308,000	279,649
4.38%, 3/1/31	811,000	702,772

Dycom Industries, Inc. 4.50%, 4/15/29(a)	212,000	204,256

Edgewell Personal Care Co. 5.50%, 6/1/28(a)	407,000	411,062
4.13%, 4/1/29(a)	70,000	65,936

Elanco Animal Health, Inc. 5.77%, 8/28/23	10,000	10,339
6.40%, 8/28/28	260,000	282,139

Element Solutions, Inc. 3.88%, 9/1/28(a)	299,000	284,451

Enact Holdings, Inc. 6.50%, 8/15/25(a)	279,000	289,728

Encompass Health Corp. 4.50%, 2/1/28	250,000	243,665
4.75%, 2/1/30	404,000	386,365

Energizer Holdings, Inc. 4.38%, 3/31/29(a)	557,000	502,570

EnLink Midstream LLC 5.63%, 1/15/28(a)	110,000	112,061

EnLink Midstream Partners LP 4.40%, 4/1/24	321,000	327,455
4.15%, 6/1/25	208,000	209,398
5.45%, 6/1/47	28,000	23,874

EQM Midstream Partners LP 6.00%, 7/1/25(a)	250,000	255,305
6.50%, 7/1/27(a)	500,000	523,690
5.50%, 7/15/28	180,000	176,787
4.50%, 1/15/29(a)	250,000	233,753
4.75%, 1/15/31(a)	500,000	471,490
6.50%, 7/15/48	500,000	488,120

First-Citizens Bank & Trust Co.
3.93%, 6/19/24, (3.929% fixed rate until 6/19/23; Secured Overnight Financing Rate + 3.827% thereafter)(c)	10,000	10,201

FirstCash, Inc. 4.63%, 9/1/28(a)	150,000	141,719

Fluor Corp. 4.25%, 9/15/28(b)	214,000	209,769

Ford Holdings LLC 9.30%, 3/1/30	250,000	326,375

Ford Motor Co. 9.63%, 4/22/30	658,000	899,315
3.25%, 2/12/32	400,000	378,096
4.75%, 1/15/43	260,000	251,846
5.29%, 12/8/46	870,000	893,716

Ford Motor Credit Co. LLC 3.35%, 11/1/22	220,000	221,379
4.14%, 2/15/23	660,000	666,824
3.66%, 9/8/24	20,000	20,063
4.39%, 1/8/26	10,000	10,214
4.54%, 8/1/26	180,000	184,901
4.00%, 11/13/30	250,000	248,215

Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/25(a)	33,000	33,647

Freeport-McMoRan, Inc. 3.88%, 3/15/23	825,000	839,966
4.55%, 11/14/24	439,000	459,471
5.00%, 9/1/27	289,000	298,419
5.45%, 3/15/43	8,000	9,204

Gap, Inc. 3.63%, 10/1/29(a)	170,000	154,316
3.88%, 10/1/31(a)	220,000	197,591

Gartner, Inc. 3.75%, 10/1/30(a)	201,000	195,641

Gates Global LLC / Gates Corp. 6.25%, 1/15/26(a)	407,000	416,691

Genesis Energy LP / Genesis Energy Finance Corp. 8.00%, 1/15/27	250,000	253,298
7.75%, 2/1/28	998,000	985,685

Glatfelter Corp. 4.75%, 11/15/29(a)	180,000	171,709

Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	321,000	307,049

Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)	210,000	197,045

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

GLP Capital LP / GLP Financing II, Inc. 4.00%, 1/15/31	$380,000	$385,312

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 3/1/29(a)	337,000	319,870

Goodyear Tire & Rubber Co. 5.00%, 5/31/26(b)	646,000	649,986
4.88%, 3/15/27	69,000	69,132
5.25%, 7/15/31(a)(b)	989,000	964,443

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	203,000	197,923

Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	410,000	395,142

Gray Television, Inc. 5.88%, 7/15/26(a)	498,000	509,504
7.00%, 5/15/27(a)	1,425,000	1,499,228

Greif, Inc. 6.50%, 3/1/27(a)	288,000	297,360

Griffon Corp. 5.75%, 3/1/28	423,000	421,460

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	351,000	338,694

Hanesbrands, Inc. 4.63%, 5/15/24(a)	189,000	191,705
4.88%, 5/15/26(a)	211,000	215,030

HAT Holdings I LLC / HAT Holdings II LLC 3.38%, 6/15/26(a)	250,000	239,175

HCA, Inc. 5.88%, 5/1/23	9,000	9,368
5.38%, 2/1/25	341,000	361,750
3.50%, 9/1/30	567,000	561,954

HealthEquity, Inc. 4.50%, 10/1/29(a)	315,000	300,227

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/30	827,000	849,767
3.63%, 2/15/32(a)	514,000	489,056

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/29(a)	459,000	453,464
4.88%, 7/1/31(a)	260,000	248,680

HLF Financing Sarl LLC / Herbalife International, Inc. 4.88%, 6/1/29(a)	312,000	286,613

Holly Energy Partners LP / Holly Energy Finance Corp. 5.00%, 2/1/28(a)	292,000	280,530

Hologic, Inc. 3.25%, 2/15/29(a)	186,000	177,178

Horizon Therapeutics USA, Inc. 5.50%, 8/1/27(a)	110,000	112,594

Hughes Satellite Systems Corp. 5.25%, 8/1/26	257,000	264,319
6.63%, 8/1/26	256,000	266,900

Huntsman International LLC 4.50%, 5/1/29	50,000	53,087

IAA, Inc. 5.50%, 6/15/27(a)	30,000	30,572

iHeartCommunications, Inc. 8.38%, 5/1/27	620,989	647,586
5.25%, 8/15/27(a)	450,000	448,776
4.75%, 1/15/28(a)	575,000	556,796

Ingevity Corp. 3.88%, 11/1/28(a)	309,000	291,322

IQVIA, Inc. 5.00%, 5/15/27(a)	250,000	255,968

Iron Mountain, Inc. 4.88%, 9/15/27(a)	425,000	426,479
5.25%, 3/15/28(a)	293,000	293,592
5.25%, 7/15/30(a)	561,000	557,561
4.50%, 2/15/31(a)	1,216,000	1,138,492

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29(a)	15,000	15,994

Kaiser Aluminum Corp. 4.63%, 3/1/28(a)	288,000	272,632
4.50%, 6/1/31(a)	293,000	265,200

KAR Auction Services, Inc. 5.13%, 6/1/25(a)	470,000	476,627

Kennedy-Wilson, Inc. 5.00%, 3/1/31	607,000	590,320

Koppers, Inc. 6.00%, 2/15/25(a)	285,000	285,915

Kraft Heinz Foods Co. 3.75%, 4/1/30	206,000	211,850
5.00%, 7/15/35	152,000	171,283
4.63%, 10/1/39	384,000	411,510
5.20%, 7/15/45	582,000	658,585
4.38%, 6/1/46	5,000	5,130
4.88%, 10/1/49	49,000	54,335
5.50%, 6/1/50	87,000	104,486

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 2/1/27(a)	693,000	680,990

Lamar Media Corp. 3.63%, 1/15/31	413,000	387,976

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	60,000	61,702
4.13%, 1/31/30(a)	186,000	180,003
4.38%, 1/31/32(a)	410,000	399,623

Level 3 Financing, Inc. 3.63%, 1/15/29(a)	1,076,000	944,556
3.75%, 7/15/29(a)	402,000	359,074

Lions Gate Capital Holdings LLC 5.50%, 4/15/29(a)	620,000	590,060

Lithia Motors, Inc. 3.88%, 6/1/29(a)	30,000	29,579
4.38%, 1/15/31(a)	30,000	30,405

Live Nation Entertainment, Inc. 4.88%, 11/1/24(a)	30,000	30,335
6.50%, 5/15/27(a)	40,000	42,921
4.75%, 10/15/27(a)	590,000	580,967
3.75%, 1/15/28(a)	625,000	601,563

LPL Holdings, Inc. 4.00%, 3/15/29(a)	190,000	184,712

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Lumen Technologies, Inc. 5.80%, 3/15/22, Series T	$1,157,000	$1,158,226
7.50%, 4/1/24, Series Y	54,000	56,831
5.63%, 4/1/25	521,000	518,749
5.13%, 12/15/26(a)	619,000	576,599
4.00%, 2/15/27(a)	557,000	530,336

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)(b)	233,000	238,492

Marriott Ownership Resorts, Inc. 6.13%, 9/15/25(a)	43,000	44,550

Masonite International Corp. 5.38%, 2/1/28(a)	70,000	71,710

MasTec, Inc. 4.50%, 8/15/28(a)	220,000	222,838

Match Group Holdings II LLC 4.63%, 6/1/28(a)	50,000	50,255
4.13%, 8/1/30(a)	60,000	58,113
3.63%, 10/1/31(a)(b)	90,000	84,233

Mattel, Inc. 3.38%, 4/1/26(a)	119,000	118,221
3.75%, 4/1/29(a)	3,000	3,008

Maxar Space Robotics LLC 9.75%, 12/31/23(a)	423,000	452,018

MGIC Investment Corp. 5.25%, 8/15/28	150,000	152,009

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.63%, 5/1/24	478,000	497,957
5.75%, 2/1/27	588,000	637,745

MGM Resorts International 7.75%, 3/15/22	1,575,000	1,579,772
6.00%, 3/15/23	24,000	24,741
6.75%, 5/1/25	9,000	9,347

Michaels Cos., Inc. 7.88%, 5/1/29(a)	1,108,000	965,345

MicroStrategy, Inc. 6.13%, 6/15/28(a)(b)	335,000	320,652

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	460,000	449,011

ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)	300,000	282,822

ModivCare, Inc. 5.88%, 11/15/25(a)	50,000	50,206

Molina Healthcare, Inc. 3.88%, 11/15/30(a)	493,000	486,803

Moog, Inc. 4.25%, 12/15/27(a)	127,000	124,965

MPH Acquisition Holdings LLC 5.75%, 11/1/28(a)(b)	1,277,000	1,154,255

MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	755,000	773,324

MSCI, Inc. 4.00%, 11/15/29(a)	379,000	381,630

Murphy Oil USA, Inc. 4.75%, 9/15/29	60,000	60,214
3.75%, 2/15/31(a)	90,000	84,118

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	984,000	1,001,161
5.13%, 12/15/30(a)	782,000	737,622

Navient Corp. 5.50%, 1/25/23	319,000	325,839
7.25%, 9/25/23	609,000	639,688
6.13%, 3/25/24	408,000	421,558
5.88%, 10/25/24	57,000	59,017
4.88%, 3/15/28	497,000	467,429

NCR Corp. 5.13%, 4/15/29(a)	446,000	441,255
6.13%, 9/1/29(a)	756,000	785,718

Newell Brands, Inc. 4.35%, 4/1/23	247,000	251,550
4.70%, 4/1/26	38,000	39,389
6.00%, 4/1/46	269,000	302,660

Newmark Group, Inc. 6.13%, 11/15/23	23,000	24,010

News Corp. 3.88%, 5/15/29(a)	261,000	250,717

Nexstar Media, Inc. 5.63%, 7/15/27(a)	553,000	565,979
4.75%, 11/1/28(a)	294,000	286,083

NextEra Energy Operating Partners LP 4.25%, 7/15/24(a)	314,000	320,751
4.25%, 9/15/24(a)	106,000	107,748

Nielsen Finance LLC / Nielsen Finance Co. 5.63%, 10/1/28(a)	996,000	964,546
5.88%, 10/1/30(a)	795,000	771,389

Nordstrom, Inc. 5.00%, 1/15/44(b)	702,000	617,542

NortonLifeLock, Inc. 5.00%, 4/15/25(a)	20,000	20,042

NRG Energy, Inc. 5.25%, 6/15/29(a)	1,811,000	1,848,777
3.63%, 2/15/31(a)	289,000	266,261

NuStar Logistics LP 6.00%, 6/1/26	360,000	365,879
5.63%, 4/28/27	344,000	345,008
6.38%, 10/1/30	348,000	353,759

Occidental Petroleum Corp. 2.90%, 8/15/24	376,000	377,861
3.50%, 6/15/25	252,000	257,693
3.40%, 4/15/26	123,000	123,299
6.63%, 9/1/30	400,000	466,048
7.50%, 5/1/31	440,000	534,050
6.45%, 9/15/36	323,000	380,152
6.60%, 3/15/46	350,000	418,023
4.10%, 2/15/47	379,000	352,235
4.40%, 8/15/49	1,434,000	1,365,039

Olin Corp. 5.13%, 9/15/27	172,000	175,345
5.00%, 2/1/30	264,000	267,780

ON Semiconductor Corp. 3.88%, 9/1/28(a)	70,000	69,511

OneMain Finance Corp. 6.13%, 3/15/24	455,000	469,929

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value
8.88%, 6/1/25	$436,000	$461,755
7.13%, 3/15/26	1,176,000	1,276,877
5.38%, 11/15/29	490,000	493,709
4.00%, 9/15/30(b)	810,000	739,708

Option Care Health, Inc. 4.38%, 10/31/29(a)	190,000	183,044

Outfront Media Capital LLC / Outfront Media Capital Corp. 4.25%, 1/15/29(a)	300,000	286,179
4.63%, 3/15/30(a)	343,000	326,810

Owens & Minor, Inc. 4.50%, 3/31/29(a)	201,000	189,863

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)	747,000	766,235

Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	340,000	314,371

Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group 4.00%, 10/15/27(a)	514,000	476,884

Par Pharmaceutical, Inc. 7.50%, 4/1/27(a)	1,249,000	1,252,497

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc. 5.88%, 10/1/28(a)	666,000	678,801
4.88%, 5/15/29(a)	60,000	57,900

Party City Holdings, Inc. 8.75%, 2/15/26(a)	541,000	542,390

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	199,000	193,285

PBF Holding Co. LLC / PBF Finance Corp. 9.25%, 5/15/25(a)(b)	607,000	618,302
7.25%, 6/15/25	452,000	380,313
6.00%, 2/15/28	570,000	417,810

PBF Logistics LP / PBF Logistics Finance Corp. 6.88%, 5/15/23(b)	420,000	418,433

PDC Energy, Inc. 5.75%, 5/15/26(b)	330,000	336,085

Penske Automotive Group, Inc. 3.50%, 9/1/25(b)	20,000	19,813
3.75%, 6/15/29(b)	70,000	65,461

Performance Food Group, Inc. 5.50%, 10/15/27(a)	60,000	61,353
4.25%, 8/1/29(a)	500,000	479,510

PGT Innovations, Inc. 4.38%, 10/1/29(a)	290,000	272,945

Pilgrim’s Pride Corp. 5.88%, 9/30/27(a)	240,000	246,991
4.25%, 4/15/31(a)	76,000	73,516

Plains All American Pipeline LP / PAA Finance Corp. 4.90%, 2/15/45	10,000	9,721

Plantronics, Inc. 4.75%, 3/1/29(a)(b)	335,000	298,267

Post Holdings, Inc. 5.75%, 3/1/27(a)	752,000	760,881
5.63%, 1/15/28(a)	590,000	595,251
4.63%, 4/15/30(a)	1,382,000	1,304,069
4.50%, 9/15/31(a)	740,000	685,810

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.63%, 9/1/29(a)	483,000	439,549
5.88%, 9/1/31(a)	394,000	358,071

Prestige Brands, Inc. 3.75%, 4/1/31(a)	284,000	262,112

Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24(a)	654,000	669,094
5.75%, 4/15/26(a)	751,000	772,779
6.25%, 1/15/28(a)	724,000	699,565

PROG Holdings, Inc. 6.00%, 11/15/29(a)	320,000	307,539

PTC, Inc. 4.00%, 2/15/28(a)	168,000	164,492

Qorvo, Inc. 4.38%, 10/15/29	40,000	40,870

QVC, Inc. 4.38%, 3/15/23	40,000	40,733
4.85%, 4/1/24	256,000	261,043
4.75%, 2/15/27	35,000	32,985

Rackspace Technology Global, Inc. 3.50%, 2/15/28(a)	567,000	515,261

Radian Group, Inc. 6.63%, 3/15/25	199,000	213,676

Rattler Midstream LP 5.63%, 7/15/25(a)	30,000	30,540

Realogy Group LLC / Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	265,000	262,215

Renewable Energy Group, Inc. 5.88%, 6/1/28(a)	70,000	75,692

RHP Hotel Properties LP / RHP Finance Corp. 4.50%, 2/15/29(a)	431,000	408,118

Rite Aid Corp. 7.50%, 7/1/25(a)	454,000	436,026
8.00%, 11/15/26(a)	540,000	514,906

RLJ Lodging Trust LP 3.75%, 7/1/26(a)	60,000	58,528
4.00%, 9/15/29(a)	240,000	225,912

Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	260,000	251,430

Sabra Health Care LP 5.13%, 8/15/26	30,000	31,880
3.20%, 12/1/31	190,000	176,567

Sabre GLBL, Inc. 9.25%, 4/15/25(a)	584,000	659,365

Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/1/25(b)	166,000	168,717

SBA Communications Corp. 3.13%, 2/1/29	250,000	232,358

Scientific Games International, Inc. 8.25%, 3/15/26(a)	866,000	904,944
7.00%, 5/15/28(a)	165,000	171,394
7.25%, 11/15/29(a)	185,000	196,751

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Scotts Miracle-Gro Co. 4.00%, 4/1/31	$207,000	$190,332

Scripps Escrow II, Inc. 5.38%, 1/15/31(a)	389,000	370,215

Scripps Escrow, Inc. 5.88%, 7/15/27(a)	413,000	413,392

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	320,000	311,696

Select Medical Corp. 6.25%, 8/15/26(a)	487,000	490,039

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	250,000	234,240

Service Corp. International 4.63%, 12/15/27	442,000	449,465
3.38%, 8/15/30	316,000	292,385

Service Properties Trust 7.50%, 9/15/25(b)	813,000	858,861

Silgan Holdings, Inc. 4.13%, 2/1/28	184,000	180,646

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)	415,000	367,777
4.13%, 12/1/30(a)	346,000	311,663

Sirius XM Radio, Inc. 5.50%, 7/1/29(a)	1,239,000	1,268,315
4.13%, 7/1/30(a)	1,754,000	1,659,266

Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	435,000	434,778

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	309,000	323,060

Skyworks Solutions, Inc. 1.80%, 6/1/26	20,000	19,123
3.00%, 6/1/31	40,000	37,358

Sonic Automotive, Inc. 4.63%, 11/15/29(a)	140,000	132,916
4.88%, 11/15/31(a)	373,000	352,716

Spectrum Brands, Inc. 5.75%, 7/15/25	152,000	155,297
3.88%, 3/15/31(a)	159,000	145,806

Spirit AeroSystems, Inc. 7.50%, 4/15/25(a)	312,000	324,439
4.60%, 6/15/28(b)	504,000	481,451

Sprint Corp. 7.88%, 9/15/23	396,000	425,997
7.13%, 6/15/24	188,000	203,801
7.63%, 2/15/25	172,000	190,748
7.63%, 3/1/26	143,000	163,197

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	481,000	495,175

Station Casinos LLC 4.50%, 2/15/28(a)	309,000	297,502

Stericycle, Inc. 5.38%, 7/15/24(a)	498,000	509,917

Summit Materials LLC / Summit Materials Finance Corp. 5.25%, 1/15/29(a)	248,000	249,773

Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50%, 10/15/26(a)	390,000	386,806

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	240,000	230,777

Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	286,000	274,800
4.50%, 4/30/30(a)	70,000	67,086

Syneos Health, Inc. 3.63%, 1/15/29(a)	158,000	149,302

T-Mobile USA, Inc. 4.00%, 4/15/22	561,000	561,252
2.88%, 2/15/31	20,000	18,808

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	321,000	320,721

TEGNA, Inc. 4.63%, 3/15/28	547,000	546,825
5.00%, 9/15/29	556,000	556,528

Teleflex, Inc. 4.63%, 11/15/27	40,000	40,715
4.25%, 6/1/28(a)	50,000	49,541

Tempur Sealy International, Inc. 4.00%, 4/15/29(a)	378,000	356,617

Tenet Healthcare Corp. 6.75%, 6/15/23	587,000	612,570
4.63%, 7/15/24	195,000	195,821
4.63%, 9/1/24(a)	975,000	989,937
4.88%, 1/1/26(a)	777,000	782,742
6.25%, 2/1/27(a)	457,000	470,194
6.13%, 10/1/28(a)	1,454,000	1,473,309

Terex Corp. 5.00%, 5/15/29(a)	317,000	314,185

TerraForm Power Operating LLC 4.25%, 1/31/23(a)	468,000	469,722
4.75%, 1/15/30(a)	596,000	586,392

Thor Industries, Inc. 4.00%, 10/15/29(a)	229,000	208,683

Time Warner Cable LLC 4.50%, 9/15/42	60,000	56,934

TopBuild Corp. 4.13%, 2/15/32(a)	170,000	161,738

Townsquare Media, Inc. 6.88%, 2/1/26(a)	413,000	424,647

TransDigm, Inc. 8.00%, 12/15/25(a)	256,000	267,497
6.25%, 3/15/26(a)	719,000	740,901
6.38%, 6/15/26	397,000	404,888
7.50%, 3/15/27	628,000	652,680
5.50%, 11/15/27	9,000	8,972
4.88%, 5/1/29	1,413,000	1,353,951

Transocean, Inc. 11.50%, 1/30/27(a)	1,059,000	1,060,493

Travel & Leisure Co. 6.63%, 7/31/26(a)	215,000	230,340

TreeHouse Foods, Inc. 4.00%, 9/1/28(b)	321,000	294,379

TriNet Group, Inc. 3.50%, 3/1/29(a)	148,000	139,327

TripAdvisor, Inc. 7.00%, 7/15/25(a)	120,000	125,108

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Tronox, Inc. 4.63%, 3/15/29(a)	$613,000	$579,567

TTM Technologies, Inc. 4.00%, 3/1/29(a)	70,000	65,099

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	398,000	390,040

Twitter, Inc. 3.88%, 12/15/27(a)(b)	152,000	149,690

U.S. Foods, Inc. 6.25%, 4/15/25(a)	300,000	310,377
4.75%, 2/15/29(a)	351,000	347,420

Under Armour, Inc. 3.25%, 6/15/26	20,000	20,001

United Natural Foods, Inc. 6.75%, 10/15/28(a)	323,000	334,470

United Rentals North America, Inc. 5.50%, 5/15/27	413,000	426,852
3.88%, 11/15/27	442,000	448,917
5.25%, 1/15/30	376,000	391,713
3.88%, 2/15/31(b)	90,000	87,199

United States Steel Corp. 6.88%, 3/1/29(b)	410,000	421,837

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.88%, 2/15/25(a)	1,064,000	1,109,550
4.75%, 4/15/28(a)	235,000	224,089
6.50%, 2/15/29(a)	1,047,000	977,144
6.00%, 1/15/30(a)	350,000	313,331

Univar Solutions USA, Inc. 5.13%, 12/1/27(a)	50,000	50,937

Urban One, Inc. 7.38%, 2/1/28(a)	427,000	429,925

USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 4/1/26	902,000	906,889

Vail Resorts, Inc. 6.25%, 5/15/25(a)	20,000	20,779

Valvoline, Inc. 3.63%, 6/15/31(a)	393,000	354,038

Vector Group Ltd. 5.75%, 2/1/29(a)	932,000	871,550

VeriSign, Inc. 5.25%, 4/1/25	1,000	1,076
4.75%, 7/15/27	38,000	39,314

Vertiv Group Corp. 4.13%, 11/15/28(a)	270,000	248,084

VICI Properties LP / VICI Note Co., Inc. 4.13%, 8/15/30(a)	233,000	231,884

Victors Merger Corp. 6.38%, 5/15/29(a)(b)	373,000	323,548

Vista Outdoor, Inc. 4.50%, 3/15/29(a)	284,000	267,451

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	771,000	789,728
5.00%, 7/31/27(a)	577,000	581,956
4.38%, 5/1/29(a)	695,000	676,701

Vontier Corp. 1.80%, 4/1/26	30,000	28,132
2.40%, 4/1/28	105,000	97,257
2.95%, 4/1/31	90,000	82,067

W&T Offshore, Inc. 9.75%, 11/1/23(a)	441,000	434,985

WESCO Distribution, Inc. 7.25%, 6/15/28(a)	939,000	1,009,322

Western Digital Corp. 4.75%, 2/15/26	251,000	260,982

Western Midstream Operating LP 5.45%, 4/1/44	55,000	56,532
5.30%, 3/1/48	679,000	700,103
5.75%, 2/1/50	135,000	137,207

Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/24	20,000	20,737
3.20%, 6/15/25	20,000	20,224
3.45%, 11/15/26	30,000	30,470
4.95%, 9/15/28	40,000	43,496

William Carter Co. 5.63%, 3/15/27(a)	242,000	246,738

Williams Scotsman International, Inc. 4.63%, 8/15/28(a)	259,000	255,641

Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	238,000	219,067

WW International, Inc. 4.50%, 4/15/29(a)(b)	119,000	100,734

Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	229,000	226,376

Xerox Corp. 4.38%, 3/15/23	58,000	58,652

Xerox Holdings Corp. 5.50%, 8/15/28(a)(b)	691,000	690,585

XHR LP 4.88%, 6/1/29(a)	250,000	243,895

XPO Logistics, Inc. 6.25%, 5/1/25(a)	359,000	372,498

Yum! Brands, Inc. 7.75%, 4/1/25(a)	209,000	217,977
3.63%, 3/15/31	90,000	84,323

Ziff Davis, Inc. 4.63%, 10/15/30(a)	283,000	272,693
ZoomInfo Technologies LLC 3.88%, 2/1/29(a)	190,000	180,373
TOTAL U.S. CORPORATE BONDS (Cost: $213,752,570)		206,029,948

FOREIGN CORPORATE BONDS – 0.6%

Canada – 0.4%

Open Text Holdings, Inc. 4.13%, 2/15/30(a)	409,000	392,100

Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	386,000	360,122

Total Canada		752,222

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2022

Investments	Principal Amount	Value

Germany – 0.2%

Deutsche Bank AG
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	$470,000	$474,131
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,285,267)		1,226,353
	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%

United States – 6.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(d)
(Cost: $12,988,548)	12,988,548	12,988,548

TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $228,026,385)		220,244,849

Other Assets less Liabilities – (2.0)%		(4,282,283)

NET ASSETS – 100.0%		$215,962,566

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at February 28, 2022 (See Note 2). At February 28, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,664,710 and the total market value of the collateral held by the Fund was $13,359,135. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $370,587.

(c)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	154	6/30/22	$(33,144,891)	$(113,003)
5 Year U.S. Treasury Note	928	6/30/22	(109,765,000)	(785,393)
10 Year U.S. Treasury Note	129	6/21/22	(16,439,437)	(156,211)
U.S. Treasury Ultra Long Term Bond	7	6/21/22	(1,301,562)	(18,203)
Ultra 10 Year U.S. Treasury Note	125	6/21/22	(17,666,016)	(225,073)
			$(178,316,906)	$(1,297,883)

Long Exposure
U.S. Treasury Long Bond	3	6/21/22	$470,062	$7,215
			$470,062	$7,215
Total – Net			$(177,846,844)	$(1,290,668)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$206,029,948	$—	$206,029,948
Foreign Corporate Bonds	—	1,226,353	—	1,226,353
Investment of Cash Collateral for Securities Loaned	—	12,988,548	—	12,988,548
Total Investments in Securities	$—	$220,244,849	$—	$220,244,849
Financial Derivative Instruments
Futures Contracts[1]	$7,215	$—	$—	$7,215
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,297,883)	$—	$—	$(1,297,883)
Total – Net	$(1,290,668)	$220,244,849	$—	$218,954,181
[1] Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.7%

Federal Home Loan Bank – 0.1%
3.38%, 9/8/23	$70,000	$72,153
3.38%, 12/8/23	65,000	67,211
1.50%, 8/15/24	85,000	84,919
3.25%, 11/16/28	65,000	70,357
5.50%, 7/15/36	15,000	20,748

Total Federal Home Loan Bank		315,388

Federal Home Loan Mortgage Corporation – 7.0%
3.00%, 4/1/27	20,673	21,210
3.00%, 7/1/27	34,573	35,472
2.50%, 3/1/28	19,148	19,474
2.50%, 4/1/28	49,754	50,575
3.50%, 1/1/29	18,934	19,583
2.50%, 6/1/29	33,155	33,719
3.00%, 8/1/29	18,795	19,340
2.50%, 1/1/30	19,701	20,036
2.50%, 2/1/30	28,128	28,609
3.00%, 4/1/30	30,219	31,104
2.50%, 5/1/30	114,926	116,825
3.00%, 3/1/31	85,130	87,671
3.00%, 4/1/31	125,643	129,393
2.50%, 12/1/31	31,061	31,599
3.00%, 12/1/31	28,783	29,659
3.00%, 7/1/32	184,278	189,943
6.25%, 7/15/32	690,000	954,822
3.50%, 9/1/32	80,902	83,866
2.50%, 11/1/32	14,970	15,234
3.00%, 11/1/32	44,254	45,589
3.00%, 1/1/33	13,877	14,303
3.00%, 9/1/33	26,518	27,434
4.00%, 11/1/33	10,024	10,412
4.00%, 5/1/34	28,107	29,817
3.50%, 8/1/34	14,713	15,370
3.00%, 3/1/35	36,474	37,432
2.50%, 5/1/35	146,449	148,307
3.00%, 5/1/35	21,226	21,763
3.50%, 6/1/35	18,964	19,794
2.50%, 8/1/35	78,625	79,622
1.50%, 9/1/35	130,196	126,901
2.00%, 9/1/35	64,716	64,348
2.50%, 9/1/35	28,959	29,327
2.00%, 10/1/35	300,962	299,252
2.50%, 10/1/35	59,632	60,388
2.50%, 1/1/36	39,703	40,350
1.50%, 2/1/36	598,925	583,765
1.50%, 5/1/36	23,072	22,480
1.00%, 8/1/36	47,442	44,569
1.50%, 8/1/36	46,540	45,331
2.50%, 8/1/36	72,059	72,981
2.00%, 10/1/36	193,783	192,573
1.50%, 1/1/37	90,810	88,451
1.50%, 2/1/37	173,827	169,312
4.00%, 10/1/37	34,343	36,362
5.50%, 4/1/38	23,828	26,673
2.00%, 11/1/40	40,255	39,213
4.50%, 12/1/40	32,512	35,185
1.50%, 1/1/41	96,071	90,645
2.00%, 1/1/41	21,168	20,620
2.00%, 2/1/41	43,514	42,387
4.00%, 2/1/41	148,944	158,764
2.00%, 3/1/41	66,505	64,764
2.00%, 4/1/41	158,810	154,653
2.00%, 8/1/41	214,529	208,913
2.00%, 11/1/41	49,060	47,776
1.50%, 12/1/41	24,626	23,239
1.50%, 1/1/42	49,585	46,793
2.00%, 1/1/42	99,159	96,563
2.50%, 1/1/42	74,325	74,604
2.50%, 2/1/42	49,879	50,065
3.50%, 3/1/42	28,705	30,075
3.50%, 6/1/42	351,905	368,519
3.00%, 6/1/43	37,507	38,600
3.00%, 7/1/43	56,913	58,644
3.00%, 8/1/43	57,695	59,376
4.00%, 12/1/43	10,422	11,109
3.00%, 1/1/44	58,116	59,843
3.50%, 9/1/44	47,708	49,938
4.00%, 9/1/44	30,115	31,970
3.50%, 1/1/45	17,487	18,306
4.00%, 4/1/45	106,278	112,383
4.50%, 7/1/45	17,794	19,257
3.50%, 8/1/45	29,509	30,777
4.00%, 8/1/45	18,274	19,335
3.50%, 9/1/45	36,258	37,800
4.00%, 11/1/45	19,705	20,849
3.00%, 1/1/46	228,906	234,400
4.00%, 2/1/46	44,570	47,131
3.50%, 3/1/46	19,892	20,734
3.00%, 4/1/46	6,366	6,516
3.50%, 4/1/46	33,573	34,983
3.00%, 5/1/46	83,969	85,999
3.50%, 5/1/46	8,745	9,112
3.00%, 9/1/46	183,905	188,343
4.50%, 9/1/46	44,771	48,512
3.00%, 10/1/46	38,373	39,301
3.00%, 11/1/46	137,187	140,416
4.00%, 11/1/46	12,293	12,957
3.50%, 12/1/46	45,719	47,658
3.00%, 2/1/47	276,149	282,649
3.50%, 2/1/47	81,841	85,278
4.00%, 2/1/47	9,623	10,143
4.50%, 4/1/47	9,357	9,932
3.50%, 5/1/47	8,718	9,041
4.50%, 5/1/47	15,189	16,123
4.00%, 7/1/47	54,113	56,872
3.50%, 8/1/47	49,526	51,362
4.00%, 8/1/47	23,311	24,508
3.00%, 10/1/47	28,883	29,531
3.50%, 10/1/47	68,486	71,025
3.50%, 11/1/47	174,229	181,263
3.50%, 12/1/47	53,477	55,425
4.00%, 2/1/48	20,016	21,042
3.50%, 7/1/48	43,278	44,881
4.00%, 7/1/48	88,578	93,951
4.00%, 8/1/48	58,332	61,473
3.00%, 11/1/48	225,745	231,059

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
5.00%, 3/1/49	$38,241	$41,238
3.50%, 7/1/49	268,590	278,478
3.50%, 8/1/49	228,720	236,953
3.50%, 10/1/49	85,623	88,775
5.00%, 10/1/49	15,383	16,589
3.00%, 12/1/49	317,809	322,849
3.00%, 1/1/50	79,056	80,310
3.00%, 2/1/50	64,296	65,250
3.00%, 4/1/50	101,527	103,463
3.50%, 4/1/50	131,198	136,282
2.50%, 5/1/50	126,721	125,590
4.00%, 5/1/50	88,276	93,211
2.50%, 6/1/50	203,724	201,885
3.00%, 6/1/50	584,228	593,760
2.50%, 7/1/50	283,991	281,362
2.00%, 8/1/50	557,308	537,232
2.50%, 8/1/50	100,655	99,819
2.00%, 9/1/50	63,294	61,014
2.50%, 9/1/50	297,067	294,237
2.00%, 10/1/50	30,153	29,066
2.50%, 10/1/50	278,381	275,725
1.50%, 12/1/50	69,582	64,687
1.50%, 1/1/51	45,565	42,359
2.00%, 1/1/51	179,591	173,121
2.50%, 1/1/51	75,594	74,826
3.00%, 1/1/51	102,137	103,228
4.50%, 1/1/51	62,832	66,734
1.50%, 2/1/51	91,819	85,360
2.00%, 2/1/51	868,920	837,618
2.00%, 3/1/51	138,674	133,678
2.50%, 3/1/51	119,867	118,631
1.50%, 4/1/51	281,702	261,694
2.00%, 4/1/51	299,306	287,367
2.00%, 5/1/51	531,585	510,665
2.50%, 5/1/51	548,165	542,001
1.50%, 6/1/51	479,057	444,934
3.00%, 7/1/51	301,430	306,525
2.00%, 8/1/51	288,502	277,213
2.00%, 9/1/51	1,000,317	960,367
2.50%, 9/1/51	500,574	494,598
2.00%, 10/1/51	587,424	564,616
2.50%, 10/1/51	197,049	194,846
1.50%, 11/1/51	98,448	91,385
2.00%, 11/1/51	467,351	448,846
2.00%, 12/1/51	719,175	690,860
2.00%, 2/1/52	174,464	167,475
2.50%, 2/1/52	597,226	590,140
3.50%, 2/1/52	448,254	462,493

Total Federal Home Loan Mortgage Corporation		21,602,980

Federal National Mortgage Association – 10.8%
4.00%, 9/1/25	10,438	10,826
5.50%, 10/1/25	19,324	20,372
4.00%, 7/1/26	2,647	2,745
1.88%, 9/24/26	1,139,000	1,144,148
3.50%, 10/1/26	24,291	25,125
3.00%, 11/1/26	16,596	17,027
3.50%, 12/1/26	4,765	4,928
3.00%, 2/1/27	47,439	48,716
3.00%, 6/1/27	39,635	40,702
3.00%, 9/1/27	18,691	19,194
2.50%, 8/1/28	15,979	16,242
3.00%, 9/1/28	33,721	34,642
3.00%, 11/1/28	8,525	8,758
3.00%, 7/1/29	32,940	33,875
7.25%, 5/15/30	100,000	139,366
0.88%, 8/5/30	35,000	31,770
3.00%, 9/1/30	16,692	17,170
3.50%, 4/1/31	19,794	20,494
2.50%, 6/1/31	13,907	14,140
2.50%, 7/1/31	14,176	14,414
2.50%, 10/1/31	356,196	362,174
3.50%, 11/1/31	38,305	39,596
2.50%, 4/1/32	18,701	19,015
3.50%, 4/1/32	29,313	30,713
2.50%, 9/1/32	51,058	51,930
3.00%, 9/1/32	22,749	23,401
3.00%, 10/1/32	51,715	53,275
3.50%, 11/1/32	44,616	46,250
2.50%, 12/1/32	7,589	7,719
2.50%, 1/1/33	47,480	48,292
3.50%, 1/1/33	15,492	16,059
3.50%, 2/1/33	34,517	35,843
3.00%, 4/1/33	25,396	26,049
3.00%, 6/1/33	79,182	81,677
5.00%, 10/1/33	103,721	113,162
6.00%, 2/1/34	34,782	39,131
4.00%, 3/1/34	33,267	34,524
2.50%, 5/1/34	21,658	21,971
3.00%, 6/1/34	9,448	9,696
4.00%, 8/1/34	9,722	10,306
3.00%, 12/1/34	27,373	28,229
3.00%, 1/1/35	10,851	11,136
2.50%, 5/1/35	22,140	22,421
2.00%, 7/1/35	60,141	59,799
2.50%, 7/1/35	55,972	56,684
2.50%, 8/1/35	54,324	55,149
2.00%, 9/1/35	15,515	15,427
2.50%, 9/1/35	30,112	30,495
3.50%, 9/1/35	27,547	28,744
1.50%, 10/1/35	44,187	43,068
2.00%, 10/1/35	107,033	106,417
1.50%, 11/1/35	18,964	18,484
1.50%, 12/1/35	169,813	165,515
2.00%, 12/1/35	342,107	340,144
3.50%, 1/1/36	9,529	9,943
2.50%, 2/1/36	18,088	18,318
1.50%, 3/1/36	21,346	20,792
2.00%, 3/1/36	83,424	82,910
1.50%, 4/1/36	236,211	230,112
3.00%, 4/1/36	20,976	21,569
1.50%, 5/1/36	201,479	196,243
2.00%, 5/1/36	43,174	42,901
3.00%, 6/1/36	48,850	50,215
3.50%, 7/1/36	23,321	24,393
3.00%, 9/1/36	101,445	104,279
1.50%, 10/1/36	242,789	236,570
2.00%, 10/1/36	119,530	118,782

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
1.50%, 11/1/36	$97,893	$95,349
2.00%, 11/1/36	48,281	47,979
3.00%, 11/1/36	57,320	59,215
2.00%, 12/1/36	123,428	122,722
2.00%, 1/1/37	98,831	98,246
2.00%, 2/1/37	149,058	148,125
3.00%, 2/1/37	39,234	40,330
3.50%, 7/1/37	22,018	23,003
5.50%, 8/1/37	207,262	230,403
3.50%, 4/1/38	11,898	12,414
4.50%, 9/1/39	11,218	12,135
2.50%, 3/1/40	25,053	25,141
3.00%, 4/1/40	111,552	114,361
2.50%, 5/1/40	20,488	20,561
3.00%, 6/1/40	15,713	16,108
4.50%, 8/1/40	21,772	23,547
2.00%, 9/1/40	17,877	17,415
2.50%, 9/1/40	63,516	63,741
5.50%, 9/1/40	40,969	45,977
2.00%, 11/1/40	39,777	38,748
2.00%, 12/1/40	122,772	119,595
2.50%, 12/1/40	36,650	36,778
3.50%, 12/1/40	77,901	81,592
2.00%, 1/1/41	88,962	86,662
3.50%, 2/1/41	149,274	156,346
1.50%, 3/1/41	67,574	63,767
2.00%, 3/1/41	22,322	21,735
2.50%, 3/1/41	46,278	46,568
2.00%, 4/1/41	22,804	22,207
1.50%, 5/1/41	69,916	65,977
2.50%, 5/1/41	78,187	78,481
1.50%, 6/1/41	46,962	44,317
2.00%, 6/1/41	69,966	68,134
1.50%, 7/1/41	84,747	79,973
1.50%, 10/1/41	97,619	92,033
2.50%, 10/1/41	48,437	48,617
2.00%, 11/1/41	196,502	191,319
2.00%, 2/1/42	99,623	97,015
2.50%, 2/1/42	49,829	50,017
3.50%, 6/1/42	7,427	7,778
4.00%, 7/1/42	54,644	58,166
4.00%, 9/1/42	157,806	168,010
3.50%, 12/1/42	36,880	38,620
3.00%, 1/1/43	62,825	64,622
3.00%, 4/1/43	45,556	46,881
3.00%, 5/1/43	139,303	143,354
3.50%, 5/1/43	13,596	14,224
3.00%, 6/1/43	73,722	75,918
4.00%, 6/1/43	4,659	4,959
3.00%, 8/1/43	199,485	205,285
3.50%, 8/1/43	108,085	113,079
3.00%, 9/1/43	52,795	54,330
4.00%, 11/1/43	8,303	8,846
3.00%, 2/1/44	41,496	42,684
4.00%, 2/1/44	60,670	64,636
4.50%, 2/1/44	90,830	98,830
4.50%, 4/1/44	98,799	106,627
4.50%, 5/1/44	7,207	7,763
4.00%, 9/1/44	44,667	47,392
4.00%, 10/1/44	65,871	69,890
3.50%, 2/1/45	69,181	72,444
5.00%, 2/1/45	38,093	42,328
3.50%, 3/1/45	40,202	41,900
3.50%, 4/1/45	44,635	46,520
3.50%, 6/1/45	77,329	80,595
4.00%, 6/1/45	145,301	154,798
3.50%, 8/1/45	40,894	42,621
3.50%, 12/1/45	108,457	113,037
3.00%, 1/1/46	59,377	60,804
3.50%, 1/1/46	89,468	93,247
3.50%, 2/1/46	21,441	22,346
3.50%, 4/1/46	7,566	7,882
3.00%, 5/1/46	47,778	48,903
3.50%, 5/1/46	16,057	16,728
4.50%, 5/1/46	43,805	46,791
3.50%, 6/1/46	91,334	95,154
4.00%, 7/1/46	12,273	12,929
3.00%, 9/1/46	39,100	40,020
3.50%, 9/1/46	192,453	201,421
3.00%, 10/1/46	13,204	13,515
4.00%, 10/1/46	13,740	14,474
2.50%, 11/1/46	9,423	9,423
3.00%, 11/1/46	382,133	391,718
3.50%, 11/1/46	14,153	14,750
4.50%, 11/1/46	20,101	21,651
3.50%, 12/1/46	98,605	102,729
3.00%, 1/1/47	31,625	32,370
4.00%, 1/1/47	96,613	101,776
3.00%, 2/1/47	17,487	17,899
4.00%, 2/1/47	11,124	11,719
4.00%, 3/1/47	10,175	10,693
4.00%, 5/1/47	26,702	28,058
4.50%, 5/1/47	89,758	96,681
4.00%, 8/1/47	178,537	188,263
3.50%, 9/1/47	87,103	90,781
3.50%, 11/1/47	228,378	236,702
4.50%, 11/1/47	65,358	69,323
3.00%, 12/1/47	61,918	63,376
3.50%, 12/1/47	40,519	41,996
3.50%, 1/1/48	107,126	111,723
4.00%, 1/1/48	62,905	66,102
3.00%, 4/1/48	56,975	58,631
4.00%, 4/1/48	233,528	246,088
4.50%, 5/1/48	21,294	22,580
4.50%, 6/1/48	235,236	249,445
4.50%, 7/1/48	144,200	152,936
4.00%, 8/1/48	22,004	23,055
4.00%, 9/1/48	335,889	353,956
4.50%, 9/1/48	14,473	15,347
4.00%, 11/1/48	649,602	682,826
3.00%, 12/1/48	57,146	58,491
4.00%, 1/1/49	127,049	133,254
5.00%, 5/1/49	51,327	55,538
4.00%, 6/1/49	91,194	96,099
4.50%, 7/1/49	16,726	17,872
3.50%, 8/1/49	299,409	310,159
3.00%, 9/1/49	129,606	131,941
4.00%, 9/1/49	119,866	125,554

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
3.00%, 10/1/49	$82,706	$83,933
4.00%, 10/1/49	171,150	178,679
2.50%, 11/1/49	299,825	298,049
2.50%, 1/1/50	64,737	64,353
3.00%, 1/1/50	43,317	43,921
3.50%, 1/1/50	100,837	104,457
4.50%, 1/1/50	92,295	98,018
3.00%, 3/1/50	55,532	56,533
4.00%, 3/1/50	75,017	78,989
4.50%, 3/1/50	91,024	96,725
5.00%, 3/1/50	180,315	194,325
2.50%, 4/1/50	299,626	296,907
3.00%, 4/1/50	101,224	102,308
3.50%, 4/1/50	566,976	587,577
3.50%, 5/1/50	144,142	149,169
4.50%, 5/1/50	175,949	186,352
2.50%, 6/1/50	598,085	592,711
4.00%, 6/1/50	171,932	180,842
2.50%, 7/1/50	305,124	302,318
3.00%, 7/1/50	159,404	161,157
2.50%, 8/1/50	128,470	127,264
3.00%, 8/1/50	32,993	33,773
2.00%, 9/1/50	407,523	392,844
2.50%, 9/1/50	612,616	608,375
2.00%, 10/1/50	359,095	346,161
1.50%, 11/1/50	269,424	250,471
2.00%, 11/1/50	81,890	78,941
2.50%, 11/1/50	185,250	183,623
1.50%, 12/1/50	141,997	132,009
2.00%, 12/1/50	990,745	955,058
2.50%, 12/1/50	1,101,657	1,090,867
3.00%, 12/1/50	68,366	69,098
1.50%, 1/1/51	91,511	85,073
2.00%, 1/1/51	92,094	88,777
2.50%, 1/1/51	452,892	448,468
2.00%, 2/1/51	991,910	956,181
2.50%, 2/1/51	465,924	460,907
3.00%, 2/1/51	379,754	384,673
1.50%, 3/1/51	334,552	310,843
2.00%, 3/1/51	654,156	630,038
1.50%, 4/1/51	103,339	95,997
2.00%, 4/1/51	1,581,598	1,520,708
2.00%, 5/1/51	704,759	677,686
2.50%, 5/1/51	279,587	276,108
3.00%, 5/1/51	127,362	128,745
1.50%, 6/1/51	481,539	447,647
2.00%, 6/1/51	236,870	227,764
2.50%, 7/1/51	297,803	294,252
3.00%, 7/1/51	216,695	219,136
2.00%, 9/1/51	48,694	46,751
3.50%, 9/1/51	66,740	68,808
3.00%, 11/1/51	123,239	124,675
2.50%, 12/1/51	1,707,186	1,686,924
3.00%, 2/1/52	850,000	862,720

Total Federal National Mortgage Association		32,901,373

Government National Mortgage Association – 5.9%
2.50%, 7/20/28	47,737	48,339
3.00%, 4/20/33	26,140	26,802
2.00%, 5/20/36	45,241	44,945
4.00%, 11/20/40	101,257	108,802
3.00%, 11/20/42	156,913	162,745
3.50%, 2/20/43	149,441	158,548
5.00%, 2/20/43	25,278	28,678
3.50%, 3/20/43	113,878	121,184
4.00%, 5/20/43	22,890	24,548
4.00%, 6/20/43	47,031	50,437
3.00%, 8/20/43	104,677	108,431
5.00%, 4/20/44	50,563	57,357
3.50%, 7/20/44	58,983	62,097
4.00%, 7/20/44	12,902	13,766
5.00%, 7/20/44	9,395	10,658
3.50%, 8/20/44	75,245	79,218
5.00%, 8/20/44	8,181	9,283
3.00%, 9/20/44	34,367	35,439
4.50%, 9/20/44	31,421	34,189
3.50%, 10/20/44	148,270	156,098
3.00%, 1/20/45	13,023	13,430
4.00%, 4/20/45	78,590	83,856
3.00%, 7/20/45	96,142	99,116
3.50%, 11/20/45	58,616	61,389
3.00%, 12/20/45	73,134	75,396
3.50%, 12/20/45	105,742	110,745
4.50%, 12/20/45	29,802	32,427
3.50%, 1/20/46	198,315	207,697
3.00%, 5/20/46	11,829	12,143
4.00%, 7/20/46	89,038	94,274
3.00%, 9/20/46	112,375	115,360
3.50%, 9/20/46	62,473	65,326
2.50%, 10/20/46	68,038	68,668
3.00%, 10/20/46	17,036	17,489
3.00%, 12/20/46	8,396	8,619
4.00%, 12/20/46	20,170	21,357
4.00%, 1/20/47	17,797	18,844
4.50%, 1/20/47	23,838	25,876
3.00%, 2/20/47	569,972	585,116
3.50%, 2/20/47	65,198	68,174
3.50%, 3/20/47	60,244	62,662
3.50%, 4/20/47	32,315	33,612
4.00%, 4/20/47	99,521	104,471
3.00%, 5/20/47	37,139	38,050
4.00%, 7/20/47	21,858	22,946
4.00%, 8/20/47	18,847	19,785
3.50%, 9/20/47	52,119	54,211
4.50%, 10/20/47	8,708	9,273
3.50%, 11/20/47	98,981	102,954
3.50%, 1/20/48	125,115	130,574
4.00%, 1/20/48	9,402	9,870
3.00%, 2/20/48	52,228	53,508
3.50%, 3/20/48	18,146	18,874
3.50%, 4/20/48	32,005	33,289
4.50%, 5/20/48	44,636	47,533
4.50%, 6/20/48	39,637	41,610
3.50%, 7/20/48	33,252	34,531
4.00%, 9/20/48	29,035	30,392
4.50%, 9/20/48	17,309	18,170
3.50%, 10/20/48	223,322	231,912
4.50%, 1/20/49	17,767	18,651

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
3.50%, 3/20/49	$8,399	$8,722
4.00%, 3/20/49	30,782	32,220
4.50%, 3/20/49	8,431	8,851
5.00%, 3/20/49	15,619	16,645
4.00%, 4/20/49	13,091	13,617
4.50%, 6/20/49	54,172	56,868
3.50%, 7/20/49	46,928	48,671
3.00%, 8/20/49	16,297	16,631
3.00%, 9/20/49	286,216	292,008
4.00%, 10/20/49	36,056	37,503
3.00%, 11/15/49	10,587	10,837
3.00%, 1/20/50	7,920	8,071
3.50%, 1/20/50	6,107	6,321
4.50%, 1/20/50	13,016	13,664
3.00%, 2/20/50	30,436	31,009
4.00%, 2/20/50	199,196	207,187
3.00%, 5/20/50	123,071	125,268
3.00%, 6/20/50	56,389	57,399
3.50%, 7/20/50	152,841	157,972
5.00%, 7/20/50	62,153	66,876
2.00%, 8/20/50	152,461	149,498
2.50%, 8/20/50	77,138	77,333
3.00%, 8/20/50	285,243	290,381
3.50%, 8/20/50	114,110	117,829
4.00%, 8/20/50	44,701	46,494
2.50%, 9/20/50	66,376	66,544
4.00%, 9/20/50	49,134	51,105
4.50%, 9/20/50	68,832	72,258
3.50%, 10/20/50	28,541	29,551
4.50%, 10/20/50	48,328	50,733
2.50%, 11/20/50	146,301	146,670
3.00%, 11/20/50	92,769	94,446
2.00%, 12/20/50	212,554	208,422
2.50%, 12/20/50	180,704	181,160
3.50%, 12/20/50	230,097	237,630
2.00%, 3/20/51	469,999	459,989
2.50%, 3/20/51	523,796	523,998
2.00%, 4/20/51	91,311	89,366
2.50%, 4/20/51	222,975	223,061
3.00%, 5/20/51	41,630	42,366
2.00%, 6/20/51	95,000	92,976
2.00%, 7/20/51	481,350	471,097
2.50%, 7/20/51	262,694	262,796
3.00%, 7/20/51	137,568	140,000
2.50%, 8/20/51	602,295	602,527
1.50%, 9/20/51	49,001	45,937
2.50%, 9/20/51	414,011	414,171
3.00%, 9/20/51	166,691	169,638
3.50%, 9/20/51	241,222	249,342
2.00%, 10/20/51	246,298	241,052
2.00%, 11/20/51	173,237	169,547
2.00%, 12/20/51	149,134	145,958
2.50%, 1/20/52	124,633	124,681
2.00%, 3/1/52(a)	2,550,000	2,492,580
2.50%, 3/1/52(a)	1,850,000	1,848,400
3.00%, 3/1/52(a)	875,000	889,486
3.50%, 3/1/52(a)	75,000	77,373
4.00%, 3/1/52(a)	175,000	181,877
2.50%, 4/1/52(a)	200,000	199,463
3.00%, 4/1/52(a)	100,000	101,434
4.00%, 4/1/52(a)	100,000	103,705
2.00%, 4/21/52(a)	125,000	121,970
4.50%, 4/21/52(a)	200,000	209,297

Total Government National Mortgage Association		17,974,225

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	180,000	242,102

Uniform Mortgage-Backed Securities – 4.8%
1.50%, 3/1/37(a)	275,000	267,598
2.00%, 3/1/37(a)	1,900,000	1,885,932
2.50%, 3/1/37(a)	550,000	556,579
3.00%, 3/1/37(a)	75,000	76,859
3.50%, 3/1/37(a)	50,000	51,598
1.50%, 4/1/37(a)	75,000	72,875
2.00%, 4/1/37(a)	100,000	99,090
2.50%, 4/18/37(a)	25,000	25,235
3.00%, 4/18/37(a)	25,000	25,558
2.00%, 3/1/52(a)	6,650,000	6,377,333
2.50%, 3/1/52(a)	3,000,000	2,959,482
3.00%, 3/1/52(a)	625,000	631,225
4.50%, 3/1/52(a)	100,000	105,585
5.00%, 3/1/52(a)	100,000	107,829
2.00%, 4/1/52(a)	450,000	430,852
2.50%, 4/1/52(a)	700,000	689,093
3.00%, 4/1/52(a)	225,000	226,649
3.50%, 4/1/52(a)	50,000	51,343
4.50%, 4/1/52(a)	50,000	52,748

Total Uniform Mortgage-Backed Securities		14,693,463
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $89,110,431)		87,729,531

U.S. GOVERNMENT OBLIGATIONS – 41.0%

U.S. Treasury Bonds – 8.2%
6.88%, 8/15/25	277,000	325,529
5.25%, 2/15/29	259,000	317,235
6.13%, 8/15/29	75,000	97,699
6.25%, 5/15/30	244,000	326,712
0.63%, 8/15/30	1,215,000	1,101,948
5.38%, 2/15/31	128,500	166,528
4.50%, 2/15/36	322,000	426,247
4.75%, 2/15/37	100,000	136,633
5.00%, 5/15/37	128,000	179,310
4.38%, 2/15/38	200,000	265,375
4.50%, 5/15/38	54,000	72,651
3.50%, 2/15/39	122,000	146,867
4.25%, 5/15/39	110,000	144,719
4.50%, 8/15/39	92,000	124,667
4.38%, 11/15/39	106,000	141,560
4.63%, 2/15/40	57,000	78,295
4.38%, 5/15/40	25,000	33,436
1.13%, 8/15/40	600,000	497,437
1.38%, 11/15/40	1,070,000	925,801
4.25%, 11/15/40	5,000	6,572
1.88%, 2/15/41	950,000	893,891
2.25%, 5/15/41	700,000	698,469
1.75%, 8/15/41	1,200,000	1,101,562
3.75%, 8/15/41	150,000	185,953

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
2.00%, 11/15/41	$915,000	$876,756
3.13%, 11/15/41	450,000	512,648
3.13%, 2/15/42	200,000	228,359
3.00%, 5/15/42	100,000	112,086
2.75%, 8/15/42	150,000	161,602
2.75%, 11/15/42	250,000	269,219
3.13%, 2/15/43	200,000	227,844
2.88%, 5/15/43	471,000	516,591
3.63%, 8/15/43	152,500	187,027
3.75%, 11/15/43	346,000	432,500
3.63%, 2/15/44	134,000	164,663
3.38%, 5/15/44	118,000	140,097
3.13%, 8/15/44	182,000	208,134
3.00%, 11/15/44	137,000	153,804
2.50%, 2/15/45	271,000	279,892
3.00%, 5/15/45	94,000	105,684
2.88%, 8/15/45	94,000	103,716
3.00%, 11/15/45	141,000	159,044
2.50%, 2/15/46	641,000	663,936
2.50%, 5/15/46	205,000	212,399
2.25%, 8/15/46	428,000	423,586
2.88%, 11/15/46	94,000	104,325
3.00%, 2/15/47	240,000	272,644
3.00%, 5/15/47	221,000	251,698
2.75%, 8/15/47	719,000	787,698
2.75%, 11/15/47	269,000	294,870
3.00%, 2/15/48	291,000	334,900
3.13%, 5/15/48	334,000	393,676
3.00%, 8/15/48	541,000	624,221
3.38%, 11/15/48	395,000	487,887
3.00%, 2/15/49	577,000	669,951
2.25%, 8/15/49	450,000	453,656
2.00%, 2/15/50	777,000	744,160
1.38%, 8/15/50	750,000	617,871
1.63%, 11/15/50	925,000	810,748
1.88%, 2/15/51	1,175,000	1,094,127
2.38%, 5/15/51	990,000	1,033,158
2.00%, 8/15/51	750,000	720,176
1.88%, 11/15/51	755,000	704,922

Total U.S. Treasury Bonds		24,935,371

U.S. Treasury Notes – 32.8%
0.13%, 2/28/23	700,000	693,492
0.50%, 3/15/23	500,000	497,002
0.13%, 3/31/23	800,000	791,359
1.50%, 3/31/23	212,000	212,849
2.50%, 3/31/23	115,000	116,682
0.25%, 4/15/23	700,000	692,973
0.13%, 4/30/23	750,000	740,830
1.63%, 4/30/23	300,000	301,553
2.75%, 4/30/23	188,000	191,400
0.13%, 5/15/23	450,000	444,410
1.75%, 5/15/23	406,000	408,736
1.63%, 5/31/23	500,000	502,647
2.75%, 5/31/23	188,000	191,606
0.25%, 6/15/23	400,000	395,070
0.13%, 6/30/23	500,000	492,627
1.38%, 6/30/23	377,000	377,677
2.63%, 6/30/23	250,000	254,521
0.13%, 7/15/23	400,000	393,867
0.13%, 7/31/23	985,000	968,840
1.25%, 7/31/23	354,000	353,945
2.75%, 7/31/23	250,000	255,220
0.13%, 8/15/23	400,000	393,234
2.50%, 8/15/23	738,000	751,016
0.13%, 8/31/23	800,000	786,000
1.38%, 8/31/23	340,000	340,259
2.75%, 8/31/23	250,000	255,283
0.13%, 9/15/23	400,000	392,742
0.25%, 9/30/23	1,000,000	982,969
1.38%, 9/30/23	338,000	338,191
2.88%, 9/30/23	250,000	256,001
0.13%, 10/15/23	525,000	514,582
1.63%, 10/31/23	344,000	345,404
2.88%, 10/31/23	250,000	256,104
0.25%, 11/15/23	450,000	441,404
2.75%, 11/15/23	550,000	562,622
0.50%, 11/30/23	1,000,000	984,355
2.13%, 11/30/23	250,000	253,115
2.88%, 11/30/23	250,000	256,362
0.13%, 12/15/23	671,600	656,423
2.25%, 12/31/23	411,000	417,117
2.63%, 12/31/23	250,000	255,474
0.13%, 1/15/24	870,000	848,913
0.88%, 1/31/24	535,000	529,326
2.25%, 1/31/24	354,000	359,386
2.50%, 1/31/24	250,000	254,946
0.13%, 2/15/24	770,000	750,269
2.75%, 2/15/24	382,000	391,595
1.50%, 2/29/24	610,000	610,608
2.13%, 2/29/24	329,000	333,286
2.38%, 2/29/24	250,000	254,473
0.25%, 3/15/24	950,000	926,398
2.13%, 3/31/24	612,000	620,009
0.38%, 4/15/24	1,000,000	976,328
2.00%, 4/30/24	341,000	344,570
2.25%, 4/30/24	300,000	304,746
0.25%, 5/15/24	700,000	680,641
2.50%, 5/15/24	282,000	287,948
2.00%, 5/31/24	235,000	237,479
0.25%, 6/15/24	750,000	728,291
1.75%, 6/30/24	300,000	301,477
2.00%, 6/30/24	500,000	505,293
0.38%, 7/15/24	500,000	486,367
1.75%, 7/31/24	1,000,000	1,004,727
0.38%, 8/15/24	500,000	485,625
2.38%, 8/15/24	629,000	641,064
1.25%, 8/31/24	400,000	396,797
0.38%, 9/15/24	700,000	678,891
1.50%, 9/30/24	1,150,000	1,147,170
2.13%, 9/30/24	250,000	253,340
0.63%, 10/15/24	1,500,000	1,462,734
1.50%, 10/31/24	300,000	299,191
2.25%, 10/31/24	250,000	254,248
0.75%, 11/15/24	800,000	781,750
2.25%, 11/15/24	719,000	731,302
1.50%, 11/30/24	500,000	498,535

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
2.13%, 11/30/24	$601,000	$609,146
1.00%, 12/15/24	550,000	540,848
1.75%, 12/31/24	270,000	271,002
2.25%, 12/31/24	349,000	355,148
1.13%, 1/15/25	1,265,000	1,247,310
1.38%, 1/31/25	1,250,000	1,241,016
2.50%, 1/31/25	99,000	101,452
2.00%, 2/15/25	485,000	490,058
1.13%, 2/28/25	500,000	492,520
2.75%, 2/28/25	699,000	721,417
0.50%, 3/31/25	470,000	453,789
2.63%, 3/31/25	275,000	283,057
0.38%, 4/30/25	500,000	480,156
2.88%, 4/30/25	188,000	194,999
2.13%, 5/15/25	782,000	793,058
0.25%, 5/31/25	500,000	477,480
2.88%, 5/31/25	410,000	425,391
0.25%, 6/30/25	500,000	476,699
2.75%, 6/30/25	350,000	362,031
0.25%, 7/31/25	580,000	552,314
2.00%, 8/15/25	454,000	458,505
0.25%, 8/31/25	300,000	285,199
0.25%, 9/30/25	1,250,000	1,186,816
3.00%, 9/30/25	500,000	522,461
0.25%, 10/31/25	460,000	436,173
2.25%, 11/15/25	507,000	516,764
0.38%, 11/30/25	500,000	475,664
0.38%, 12/31/25	400,000	380,188
0.38%, 1/31/26	1,350,000	1,280,813
2.63%, 1/31/26	500,000	516,895
1.63%, 2/15/26	800,000	796,656
0.50%, 2/28/26	650,000	619,150
2.50%, 2/28/26	500,000	514,707
0.75%, 3/31/26	800,000	768,938
2.25%, 3/31/26	150,000	153,000
0.75%, 4/30/26	500,000	480,195
1.63%, 5/15/26	623,000	619,958
0.75%, 5/31/26	500,000	479,727
2.13%, 5/31/26	200,000	203,086
0.88%, 6/30/26	900,000	867,410
1.88%, 6/30/26	750,000	754,219
0.63%, 7/31/26	200,000	190,508
1.88%, 7/31/26	450,000	452,461
1.50%, 8/15/26	550,000	544,285
1.38%, 8/31/26	350,000	344,408
0.88%, 9/30/26	600,000	577,031
1.63%, 9/30/26	450,000	447,645
1.13%, 10/31/26	500,000	486,035
1.63%, 10/31/26	250,000	248,682
2.00%, 11/15/26	500,000	505,645
1.25%, 11/30/26	500,000	488,926
1.63%, 11/30/26	500,000	497,344
1.25%, 12/31/26	1,350,000	1,319,361
1.75%, 12/31/26	300,000	300,117
1.50%, 1/31/27	1,650,000	1,631,373
2.25%, 2/15/27	500,000	511,934
1.13%, 2/28/27	450,000	436,693
0.63%, 3/31/27	900,000	851,063
0.50%, 4/30/27	685,000	642,856
2.38%, 5/15/27	675,000	695,540
0.50%, 5/31/27	850,000	796,410
0.50%, 6/30/27	500,000	467,949
0.38%, 7/31/27	700,000	649,988
2.25%, 8/15/27	507,000	519,754
0.50%, 8/31/27	850,000	793,488
0.38%, 9/30/27	695,000	643,364
0.50%, 10/31/27	500,000	465,527
2.25%, 11/15/27	388,000	397,594
0.63%, 11/30/27	800,000	749,313
0.63%, 12/31/27	800,000	748,531
0.75%, 1/31/28	800,000	753,188
2.75%, 2/15/28	693,000	730,574
1.13%, 2/29/28	800,000	770,094
1.25%, 3/31/28	1,200,000	1,162,406
1.25%, 4/30/28	1,000,000	968,086
2.88%, 5/15/28	218,000	231,599
1.25%, 5/31/28	500,000	483,574
1.00%, 7/31/28	500,000	475,273
2.88%, 8/15/28	337,000	358,721
1.13%, 8/31/28	500,000	478,750
1.25%, 9/30/28	500,000	482,266
1.38%, 10/31/28	750,000	728,906
3.13%, 11/15/28	151,000	163,399
1.50%, 11/30/28	300,000	293,859
1.75%, 1/31/29	525,000	522,621
2.63%, 2/15/29	400,000	421,156
1.88%, 2/28/29	585,000	587,331
2.38%, 5/15/29	375,000	389,209
1.63%, 8/15/29	541,000	534,618
1.75%, 11/15/29	400,000	399,031
1.50%, 2/15/30	365,000	356,816
0.63%, 5/15/30	1,280,000	1,164,400
0.88%, 11/15/30	1,150,000	1,063,121
1.13%, 2/15/31	1,450,000	1,367,418
1.63%, 5/15/31	1,075,000	1,057,027
1.25%, 8/15/31	1,500,000	1,425,234
1.38%, 11/15/31	1,450,000	1,390,867
1.88%, 2/15/32	435,000	436,869
1.13%, 5/15/40	725,000	603,336
2.88%, 5/15/49	710,000	806,904
2.38%, 11/15/49	700,000	725,813
1.25%, 5/15/50	740,000	590,959

Total U.S. Treasury Notes		100,296,351
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $126,545,903)		125,231,722

U.S. CORPORATE BONDS – 21.5%

United States – 21.5%

3M Co. 2.25%, 9/19/26	230,000	230,140
2.88%, 10/15/27(b)	65,000	66,786
3.38%, 3/1/29	35,000	36,575
3.05%, 4/15/30	25,000	25,616
3.13%, 9/19/46	23,000	21,660
3.63%, 10/15/47	38,000	38,334

Abbott Laboratories 3.40%, 11/30/23	14,000	14,402

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
6.15%, 11/30/37(b)	$53,000	$72,581
4.75%, 4/15/43	10,000	11,892

AbbVie, Inc. 3.60%, 5/14/25	59,000	60,984
2.95%, 11/21/26	515,000	523,719
4.55%, 3/15/35	10,000	11,126
4.50%, 5/14/35	125,000	138,777
4.40%, 11/6/42	15,000	16,217
4.75%, 3/15/45	8,000	8,926
4.70%, 5/14/45	48,000	53,436
4.25%, 11/21/49	14,000	14,893

Activision Blizzard, Inc. 3.40%, 6/15/27	82,000	85,921
2.50%, 9/15/50	10,000	8,409

Adobe, Inc. 2.30%, 2/1/30	25,000	24,397

Advance Auto Parts, Inc. 3.90%, 4/15/30	25,000	25,942

Aetna, Inc. 4.75%, 3/15/44	60,000	67,186
3.88%, 8/15/47	43,000	43,433

Aflac, Inc. 3.25%, 3/17/25	75,000	77,666

Air Lease Corp. 3.88%, 7/3/23	5,000	5,106
4.25%, 9/15/24	5,000	5,184
3.25%, 3/1/25	25,000	25,242
3.63%, 4/1/27	23,000	23,474
3.63%, 12/1/27(b)	319,000	324,197

Air Products and Chemicals, Inc. 2.70%, 5/15/40	50,000	45,991

Aircastle Ltd. 5.00%, 4/1/23	5,000	5,150

Alabama Power Co. 4.30%, 7/15/48, Series A	20,000	21,706
3.45%, 10/1/49	9,000	8,599

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	18,000	18,640
4.90%, 12/15/30	51,000	58,582

Allstate Corp. 1.45%, 12/15/30	30,000	26,950

Ally Financial, Inc. 1.45%, 10/2/23	100,000	98,838
8.00%, 11/1/31	513,000	674,147

Alphabet, Inc. 2.25%, 8/15/60	25,000	20,068

Altria Group, Inc. 4.80%, 2/14/29	25,000	27,082
2.45%, 2/4/32	65,000	58,102
3.40%, 2/4/41	31,000	25,675
5.38%, 1/31/44	373,000	391,113

Amazon.com, Inc. 5.20%, 12/3/25	19,000	20,954
1.50%, 6/3/30(b)	60,000	55,684
3.88%, 8/22/37	15,000	16,501
4.95%, 12/5/44	52,000	64,746
4.05%, 8/22/47	66,000	74,248
4.25%, 8/22/57	27,000	31,292
2.70%, 6/3/60	40,000	34,234

Ameren Illinois Co. 3.80%, 5/15/28	48,000	51,264
1.55%, 11/15/30	50,000	45,152

American Express Co. 3.70%, 8/3/23	10,000	10,270
3.00%, 10/30/24	95,000	97,211
3.63%, 12/5/24(b)	44,000	45,581
3.30%, 5/3/27(c)	10,000	10,323
4.05%, 12/3/42	18,000	19,796

American Financial Group, Inc. 4.50%, 6/15/47	25,000	26,954

American Homes 4 Rent LP 4.25%, 2/15/28	10,000	10,564

American Honda Finance Corp. 1.95%, 5/10/23	40,000	40,207
2.90%, 2/16/24	5,000	5,096
1.00%, 9/10/25	15,000	14,376
2.30%, 9/9/26	5,000	5,004

American International Group, Inc. 3.75%, 7/10/25	45,000	46,856
4.70%, 7/10/35	5,000	5,646
4.75%, 4/1/48	28,000	32,549

American Tower Corp. 0.60%, 1/15/24	20,000	19,478
2.95%, 1/15/25	50,000	50,564
4.00%, 6/1/25	45,000	46,869
3.60%, 1/15/28	58,000	59,556
3.80%, 8/15/29	25,000	25,849
3.10%, 6/15/50	20,000	16,818

American Water Capital Corp. 2.95%, 9/1/27	164,000	167,344
3.75%, 9/1/47	15,000	14,966

AmerisourceBergen Corp. 3.40%, 5/15/24	18,000	18,470
3.45%, 12/15/27	25,000	26,009
4.30%, 12/15/47	50,000	52,558

Amgen, Inc. 2.25%, 8/19/23	5,000	5,043
3.63%, 5/22/24	16,000	16,535
2.30%, 2/25/31(b)	105,000	99,319
4.66%, 6/15/51	282,000	316,607

Anthem, Inc. 3.50%, 8/15/24	180,000	185,216
3.65%, 12/1/27	25,000	26,247
6.38%, 6/15/37	18,000	23,840
4.63%, 5/15/42	85,000	95,476
4.65%, 1/15/43	40,000	44,985
4.65%, 8/15/44	15,000	16,907
3.13%, 5/15/50	352,000	321,503

Aon Corp. 2.80%, 5/15/30	15,000	14,782

Apple, Inc. 0.75%, 5/11/23	25,000	24,840
3.00%, 2/9/24	18,000	18,453
2.85%, 5/11/24	48,000	49,074
1.13%, 5/11/25	10,000	9,767
3.25%, 2/23/26	75,000	78,305

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
3.00%, 6/20/27	$23,000	$23,943
2.20%, 9/11/29	75,000	73,648
1.65%, 5/11/30	55,000	51,482
4.45%, 5/6/44	18,000	21,081
4.38%, 5/13/45	18,000	20,918
3.85%, 8/4/46	36,000	39,090
3.75%, 11/13/47	48,000	51,478
2.65%, 5/11/50	60,000	53,451
2.55%, 8/20/60	270,000	225,418

Applied Materials, Inc. 5.85%, 6/15/41	25,000	33,367

Ares Capital Corp. 4.25%, 3/1/25	43,000	44,020

Arizona Public Service Co. 2.60%, 8/15/29	300,000	291,762

Ascension Health 4.85%, 11/15/53	49,000	63,526

Assurant, Inc. 4.20%, 9/27/23	18,000	18,605

AT&T, Inc. 3.80%, 3/1/24	25,000	25,853
3.80%, 2/15/27(b)	64,000	67,644
4.25%, 3/1/27(b)	25,000	26,958
4.30%, 2/15/30	300,000	326,850
2.75%, 6/1/31	100,000	97,334
2.25%, 2/1/32	26,000	24,021
4.30%, 12/15/42	175,000	182,199
4.35%, 6/15/45	321,000	333,397
4.75%, 5/15/46	10,000	11,142
5.45%, 3/1/47	10,000	12,183
3.65%, 6/1/51	12,000	11,366
3.50%, 9/15/53	100,000	91,705
3.55%, 9/15/55	55,000	49,938
3.80%, 12/1/57	75,000	70,630
3.50%, 2/1/61	10,000	8,843

Atmos Energy Corp. 1.50%, 1/15/31	45,000	39,897

AutoNation, Inc. 3.50%, 11/15/24	18,000	18,521
4.50%, 10/1/25	18,000	19,014

AutoZone, Inc. 3.25%, 4/15/25	18,000	18,455
3.63%, 4/15/25	100,000	103,527
4.00%, 4/15/30	50,000	53,085

AvalonBay Communities, Inc. 2.30%, 3/1/30	755,000	731,172

Avangrid, Inc. 3.80%, 6/1/29	25,000	26,148

Avnet, Inc. 3.00%, 5/15/31	475,000	452,618

AXIS Specialty Finance LLC 3.90%, 7/15/29	50,000	52,448

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27(b)	48,000	49,512

Bank of America Corp. 4.10%, 7/24/23	25,000	25,844
4.13%, 1/22/24	48,000	49,928
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(d)	60,000	60,962
4.00%, 4/1/24	50,000	51,898
1.49%, 5/19/24, (1.486% fixed rate until 5/19/23; Secured Overnight Financing Rate + 1.46% thereafter)(d)	40,000	39,761
3.86%, 7/23/24, (3.864% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.94% thereafter)(d)	305,000	312,238
4.20%, 8/26/24	48,000	49,987
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(d)	105,000	102,569
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(d)	105,000	107,089
3.95%, 4/21/25, Series L	29,000	30,071
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(d)	50,000	49,910
3.50%, 4/19/26	71,000	73,663
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(d)	13,000	12,432
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(d)	210,000	198,679
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(d)	45,000	43,075
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	244,000	249,856
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	45,000	48,027
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	10,000	9,811
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(d)	310,000	280,748
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	10,000	10,940
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	25,000	21,982
5.88%, 2/7/42	10,000	12,987

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
5.00%, 1/21/44	$145,000	$170,797
4.75%, 4/21/45, Series L	10,000	11,330
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(d)	10,000	11,214
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	18,000	18,836
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	5,000	4,383

BankUnited, Inc. 4.88%, 11/17/25	18,000	19,309

Baxalta, Inc. 4.00%, 6/23/25	15,000	15,683

Baylor Scott & White Holdings 4.19%, 11/15/45	24,000	26,823

Becton Dickinson and Co. 2.82%, 5/20/30	37,000	36,488
4.69%, 12/15/44	25,000	27,991

Berkshire Hathaway Energy Co. 4.05%, 4/15/25	95,000	100,427
3.25%, 4/15/28	23,000	23,854
3.70%, 7/15/30	50,000	52,945
6.13%, 4/1/36	25,000	31,923
5.15%, 11/15/43	25,000	29,143
3.80%, 7/15/48	36,000	36,159

Berkshire Hathaway Finance Corp. 1.85%, 3/12/30(b)	425,000	403,316
1.45%, 10/15/30(b)	50,000	45,767
4.20%, 8/15/48	20,000	22,132
4.25%, 1/15/49	38,000	42,346
2.85%, 10/15/50	5,000	4,398

BGC Partners, Inc. 3.75%, 10/1/24	10,000	10,192

Black Hills Corp. 4.35%, 5/1/33	25,000	26,708

BlackRock, Inc. 3.50%, 3/18/24	18,000	18,643

Boardwalk Pipelines LP 4.95%, 12/15/24	5,000	5,286
4.45%, 7/15/27	18,000	19,018
3.40%, 2/15/31	15,000	14,727

Boeing Co. 4.88%, 5/1/25	85,000	90,420
2.25%, 6/15/26	5,000	4,889
5.15%, 5/1/30	595,000	656,981
5.88%, 2/15/40	10,000	11,768
3.90%, 5/1/49	10,000	9,337
5.81%, 5/1/50	25,000	29,751
3.83%, 3/1/59	400,000	350,216
5.93%, 5/1/60	30,000	35,698

Booking Holdings, Inc. 2.75%, 3/15/23	15,000	15,170

BorgWarner, Inc. 2.65%, 7/1/27(b)	12,000	11,982

Boston Properties LP 3.13%, 9/1/23	19,000	19,308
3.65%, 2/1/26	5,000	5,182
2.75%, 10/1/26	24,000	24,081
2.90%, 3/15/30	25,000	24,408

BP Capital Markets America, Inc. 2.75%, 5/10/23	478,000	483,860
3.41%, 2/11/26	25,000	25,913
3.12%, 5/4/26	5,000	5,141
3.59%, 4/14/27	15,000	15,699
4.23%, 11/6/28	10,000	10,823
3.38%, 2/8/61	220,000	194,172

Bristol-Myers Squibb Co. 3.25%, 2/20/23	14,000	14,242
3.20%, 6/15/26	10,000	10,421
3.45%, 11/15/27	28,000	29,559
3.40%, 7/26/29	350,000	368,658
1.45%, 11/13/30	5,000	4,531
4.13%, 6/15/39	60,000	65,892
4.25%, 10/26/49	50,000	56,276
2.55%, 11/13/50	5,000	4,246

Brixmor Operating Partnership LP 3.65%, 6/15/24	5,000	5,153
3.90%, 3/15/27	50,000	52,152

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 1/15/24	81,000	83,124
3.88%, 1/15/27	23,000	23,970
3.50%, 1/15/28	5,000	5,109

Broadcom, Inc. 4.15%, 11/15/30	70,000	73,457
2.45%, 2/15/31(c)	70,000	64,698

Bunge Ltd. Finance Corp. 1.63%, 8/17/25	15,000	14,567

Burlington Northern Santa Fe LLC 3.00%, 4/1/25	18,000	18,418
7.00%, 12/15/25	22,000	25,696
6.15%, 5/1/37	10,000	13,313
5.15%, 9/1/43	48,000	59,258
3.90%, 8/1/46	5,000	5,313

Burlington Resources LLC 7.40%, 12/1/31	14,000	19,487

Camden Property Trust 3.15%, 7/1/29	25,000	25,540
2.80%, 5/15/30	25,000	24,791

Campbell Soup Co. 4.15%, 3/15/28	20,000	21,374

Capital One Financial Corp. 2.60%, 5/11/23	95,000	95,922
3.50%, 6/15/23	48,000	49,048
4.20%, 10/29/25	25,000	26,265
3.75%, 3/9/27	20,000	20,910

Cardinal Health, Inc. 3.20%, 3/15/23	25,000	25,388
4.90%, 9/15/45	50,000	54,444

Carlisle Cos., Inc. 3.75%, 12/1/27	18,000	18,811

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Carrier Global Corp. 2.72%, 2/15/30	$25,000	$24,317

Caterpillar Financial Services Corp. 3.75%, 11/24/23(b)	33,000	34,250

Caterpillar, Inc. 3.40%, 5/15/24	35,000	36,154
3.80%, 8/15/42	25,000	26,689
3.25%, 9/19/49	40,000	39,498

Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	5,253
1.63%, 12/15/30(b)	50,000	45,158

CBRE Services, Inc. 4.88%, 3/1/26	30,000	32,624

CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/23	30,000	30,731

CenterPoint Energy Resources Corp. 4.10%, 9/1/47	5,000	5,221

Charles Schwab Corp. 3.25%, 5/22/29	25,000	25,770
1.65%, 3/11/31	70,000	63,609

Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 2/1/24	18,000	18,739
5.05%, 3/30/29	375,000	409,462
2.30%, 2/1/32	505,000	449,086
6.38%, 10/23/35	5,000	5,987
6.48%, 10/23/45	15,000	17,908
5.13%, 7/1/49	20,000	20,384
3.70%, 4/1/51	24,000	20,223
6.83%, 10/23/55	73,000	90,768
3.85%, 4/1/61	14,000	11,593

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/27	25,000	27,301

Chevron Corp. 2.57%, 5/16/23	100,000	101,256

Chevron USA, Inc. 0.43%, 8/11/23	100,000	98,561
3.90%, 11/15/24	5,000	5,247
0.69%, 8/12/25(b)	15,000	14,332
3.25%, 10/15/29	26,000	27,154

Children’s Hospital Corp. 4.12%, 1/1/47, Series 2017	25,000	28,506

Chubb INA Holdings, Inc. 2.70%, 3/13/23(b)	118,000	119,435
3.15%, 3/15/25	18,000	18,643

Church & Dwight Co., Inc. 2.88%, 10/1/22	5,000	5,051

Cigna Corp. 3.00%, 7/15/23	15,000	15,230
3.75%, 7/15/23	8,000	8,213
0.61%, 3/15/24	100,000	97,602
3.40%, 3/1/27	10,000	10,368
3.05%, 10/15/27	350,000	356,650
6.13%, 11/15/41	14,000	18,183
3.88%, 10/15/47	5,000	4,905
4.90%, 12/15/48	30,000	34,102

Cintas Corp. No. 2 2.90%, 4/1/22	5,000	5,009
3.25%, 6/1/22	28,000	28,079
3.70%, 4/1/27	23,000	24,311

Cisco Systems, Inc. 2.20%, 9/20/23	36,000	36,377
3.63%, 3/4/24	35,000	36,333
5.90%, 2/15/39	40,000	53,222

Citigroup, Inc. 3.30%, 4/27/25	9,000	9,223
5.50%, 9/13/25	10,000	10,917
3.70%, 1/12/26	9,000	9,410
3.40%, 5/1/26	10,000	10,311
3.20%, 10/21/26	130,000	132,593
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(d)	10,000	9,424
4.45%, 9/29/27	214,000	228,727
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	74,000	76,100
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	10,000	10,554
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	550,000	579,579
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(d)	20,000	21,720
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(d)	8,000	7,634
6.63%, 6/15/32	455,000	571,635
8.13%, 7/15/39	10,000	15,669
6.68%, 9/13/43	19,000	26,318
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(d)	10,000	11,065
4.65%, 7/23/48	110,000	128,639

Citizens Financial Group, Inc. 3.25%, 4/30/30	25,000	25,295

Citrix Systems, Inc. 3.30%, 3/1/30(b)	30,000	30,159

Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	23,955

Clorox Co. 3.50%, 12/15/24	40,000	41,511

CME Group, Inc. 3.00%, 3/15/25	105,000	107,847
5.30%, 9/15/43	5,000	6,406
4.15%, 6/15/48	5,000	5,749

CNH Industrial Capital LLC 4.38%, 4/5/22	5,000	5,016

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Coca-Cola Co. 2.13%, 9/6/29	$248,000	$242,132
2.60%, 6/1/50	5,000	4,393
2.50%, 3/15/51	5,000	4,295
2.75%, 6/1/60	50,000	43,861

Comcast Corp. 3.70%, 4/15/24	23,000	23,854
2.35%, 1/15/27	20,000	19,962
3.30%, 2/1/27	28,000	29,097
3.55%, 5/1/28	99,000	103,831
6.45%, 3/15/37	27,000	36,335
4.60%, 10/15/38(b)	15,000	16,865
3.40%, 7/15/46	10,000	9,604
4.00%, 8/15/47	40,000	41,737
3.97%, 11/1/47	328,000	339,792
4.70%, 10/15/48	17,000	19,598
4.00%, 11/1/49	100,000	104,013
4.05%, 11/1/52	278,000	294,193
4.95%, 10/15/58(b)	28,000	34,170

CommonSpirit Health 3.35%, 10/1/29	27,000	27,363
4.35%, 11/1/42	10,000	10,473

Commonwealth Edison Co. 4.70%, 1/15/44(b)	15,000	17,369

Conagra Brands, Inc. 1.38%, 11/1/27	25,000	22,995
7.00%, 10/1/28	19,000	23,410

Connecticut Light & Power Co. 4.30%, 4/15/44	15,000	16,606

ConocoPhillips 4.95%, 3/15/26	25,000	27,408
6.50%, 2/1/39	54,000	75,002

Consolidated Edison Co. of New York, Inc. 3.88%, 6/15/47, Series 2017	20,000	19,985
4.00%, 11/15/57, Series C	43,000	43,329

Constellation Brands, Inc. 3.15%, 8/1/29	75,000	75,109
5.25%, 11/15/48	19,000	22,153

Consumers Energy Co. 3.95%, 7/15/47	50,000	53,019

Corning, Inc. 4.38%, 11/15/57	50,000	52,739
5.85%, 11/15/68	18,000	23,287
5.45%, 11/15/79	10,000	11,598

Costco Wholesale Corp. 3.00%, 5/18/27	5,000	5,188
1.60%, 4/20/30	40,000	37,105
1.75%, 4/20/32	30,000	27,677

Crown Castle International Corp. 3.15%, 7/15/23	18,000	18,322
4.30%, 2/15/29	55,000	58,552
3.30%, 7/1/30	25,000	24,825
4.75%, 5/15/47	50,000	55,098
3.25%, 1/15/51	15,000	13,008

CSX Corp. 2.40%, 2/15/30(b)	50,000	48,599
4.30%, 3/1/48	45,000	49,575
4.50%, 8/1/54	18,000	20,629

CVS Health Corp. 6.25%, 6/1/27	48,000	56,160
3.25%, 8/15/29	25,000	25,446
1.88%, 2/28/31	105,000	95,525
4.88%, 7/20/35	48,000	55,235
4.78%, 3/25/38	25,000	28,001
5.30%, 12/5/43	48,000	57,176
5.05%, 3/25/48	60,000	70,133

CyrusOne LP / CyrusOne Finance Corp. 3.45%, 11/15/29	25,000	26,588

D.R. Horton, Inc. 4.38%, 9/15/22	18,000	18,172

Danaher Corp. 2.60%, 10/1/50	5,000	4,277

Darden Restaurants, Inc. 3.85%, 5/1/27(b)	68,000	71,645

Dell International LLC / EMC Corp. 5.45%, 6/15/23	43,000	44,764
6.02%, 6/15/26	15,000	16,780
4.90%, 10/1/26	25,000	27,112
8.35%, 7/15/46	12,000	18,276

Devon Energy Corp. 5.60%, 7/15/41	15,000	17,549

Digital Realty Trust LP 3.60%, 7/1/29	50,000	51,547

Dignity Health 5.27%, 11/1/64	25,000	31,282

Discover Financial Services 4.10%, 2/9/27	35,000	36,729

Discovery Communications LLC 5.20%, 9/20/47	10,000	10,880
4.00%, 9/15/55	47,000	42,817

Dollar General Corp. 3.50%, 4/3/30	50,000	51,279

Dollar Tree, Inc. 4.20%, 5/15/28(b)	50,000	53,458

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	34,000	42,563

Dominion Energy, Inc. 3.90%, 10/1/25	5,000	5,226
5.95%, 6/15/35, Series B	5,000	6,137
4.60%, 3/15/49, Series A	25,000	27,838

Dover Corp. 3.15%, 11/15/25	23,000	23,744

Dow Chemical Co. 7.38%, 11/1/29	3,000	3,892
4.25%, 10/1/34	17,000	18,406
9.40%, 5/15/39	15,000	25,287
4.38%, 11/15/42	5,000	5,362

DTE Electric Co. 1.90%, 4/1/28, Series A	65,000	62,653
3.75%, 8/15/47	50,000	51,695

Duke Energy Carolinas LLC 3.70%, 12/1/47	48,000	48,471

Duke Energy Corp. 3.15%, 8/15/27	170,000	173,730

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Duke Energy Florida LLC 6.40%, 6/15/38(b)	$43,500	$58,332

Duke Energy Indiana LLC 2.75%, 4/1/50	415,000	354,783

Duke Energy Ohio, Inc. 3.80%, 9/1/23	18,000	18,456

Duke Realty LP 3.05%, 3/1/50	46,000	40,791

Eastman Chemical Co. 4.80%, 9/1/42	48,000	52,788

Eaton Vance Corp. 3.50%, 4/6/27(b)	18,000	18,702

eBay, Inc. 4.00%, 7/15/42	15,000	15,150

Ecolab, Inc. 2.70%, 11/1/26	5,000	5,095
3.25%, 12/1/27	25,000	26,218

Emerson Electric Co. 1.80%, 10/15/27	35,000	33,756

Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,539

Energy Transfer LP 4.25%, 3/15/23	25,000	25,491
4.20%, 9/15/23, Series 5Y	5,000	5,147
5.88%, 1/15/24	40,000	42,262
4.25%, 4/1/24	20,000	20,672
4.50%, 4/15/24	30,000	31,255
3.90%, 5/15/24	48,000	49,333
3.90%, 7/15/26	5,000	5,176
4.20%, 4/15/27	20,000	20,852
4.90%, 3/15/35	38,000	40,038
6.63%, 10/15/36	94,000	111,429

Entergy Louisiana LLC 3.12%, 9/1/27	15,000	15,384
4.00%, 3/15/33	85,000	91,772
4.20%, 9/1/48	40,000	43,259

Entergy Texas, Inc. 1.75%, 3/15/31	200,000	180,594
3.55%, 9/30/49	25,000	23,943

Enterprise Products Operating LLC 3.35%, 3/15/23	82,000	83,129
6.88%, 3/1/33, Series D	44,000	56,731
4.45%, 2/15/43	65,000	67,240
4.25%, 2/15/48	344,000	350,137

Equinix, Inc. 2.95%, 9/15/51	30,000	24,710

Equitable Holdings, Inc. 4.35%, 4/20/28	339,000	363,201

ERP Operating LP 3.00%, 4/15/23	19,000	19,245
3.00%, 7/1/29	50,000	50,617

Essex Portfolio LP 1.65%, 1/15/31	25,000	22,189
2.65%, 9/1/50	30,000	24,256

Estee Lauder Cos., Inc. 2.00%, 12/1/24	25,000	25,130
1.95%, 3/15/31(b)	40,000	37,696

Eversource Energy 4.25%, 4/1/29, Series O	15,000	16,152

Exelon Corp. 5.10%, 6/15/45	33,000	38,429
4.70%, 4/15/50	25,000	28,383

Expedia Group, Inc. 3.80%, 2/15/28	5,000	5,145

Exxon Mobil Corp. 2.73%, 3/1/23	25,000	25,302
1.57%, 4/15/23(b)	25,000	25,072
2.02%, 8/16/24	10,000	10,059
3.04%, 3/1/26	23,000	23,813
2.28%, 8/16/26(b)	50,000	50,280
2.44%, 8/16/29(b)	15,000	14,776
2.61%, 10/15/30	60,000	59,534
4.33%, 3/19/50	350,000	397,243

FedEx Corp. 4.20%, 10/17/28	18,000	19,701
3.90%, 2/1/35	19,000	19,933
3.88%, 8/1/42	5,000	5,002
4.75%, 11/15/45	5,000	5,575
4.40%, 1/15/47	63,000	67,135

Fifth Third Bancorp 2.55%, 5/5/27	20,000	19,969
3.95%, 3/14/28	25,000	26,571
8.25%, 3/1/38	20,000	30,450

Fiserv, Inc. 3.20%, 7/1/26	55,000	56,213
4.20%, 10/1/28	15,000	16,006

Florida Power & Light Co. 3.70%, 12/1/47	5,000	5,185
4.13%, 6/1/48	53,000	59,329

Fortune Brands Home & Security, Inc. 4.00%, 9/21/23	25,000	25,723
3.25%, 9/15/29	15,000	15,256

Fox Corp. 5.48%, 1/25/39	25,000	29,205

Franklin Resources, Inc. 2.85%, 3/30/25	25,000	25,519

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	100,000	112,766

General Dynamics Corp. 3.75%, 5/15/28	23,000	24,493
4.25%, 4/1/40	35,000	39,225

General Electric Co. 6.75%, 3/15/32, Series MTNA	378,000	488,467
5.88%, 1/14/38	24,000	30,171

General Mills, Inc. 3.70%, 10/17/23	15,000	15,438
3.00%, 2/1/51	28,000	25,483

General Motors Co. 4.20%, 10/1/27(b)	71,000	74,923

General Motors Financial Co., Inc. 4.00%, 1/15/25	101,000	104,576
4.35%, 4/9/25	490,000	512,912
4.30%, 7/13/25	30,000	31,337

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
4.35%, 1/17/27	$30,000	$31,636
2.35%, 1/8/31	100,000	90,768

George Washington University 4.13%, 9/15/48, Series 2018	26,000	29,314

Georgia Power Co. 2.10%, 7/30/23, Series A	172,000	172,863
3.25%, 4/1/26	25,000	25,728
4.30%, 3/15/43	289,000	299,190

Georgia-Pacific LLC 8.00%, 1/15/24	350,000	389,784
7.75%, 11/15/29	5,000	6,669

Gilead Sciences, Inc. 3.50%, 2/1/25	5,000	5,174
3.65%, 3/1/26	69,000	72,047
1.20%, 10/1/27	50,000	46,539
5.65%, 12/1/41	38,000	47,645
4.80%, 4/1/44	25,000	28,416
4.50%, 2/1/45	488,000	535,468

Global Payments, Inc. 3.75%, 6/1/23	23,000	23,427

GLP Capital LP / GLP Financing II, Inc. 5.38%, 11/1/23	18,000	18,773
5.25%, 6/1/25	15,000	15,881
5.75%, 6/1/28	23,000	25,466

Goldman Sachs Capital I 6.35%, 2/15/34	19,000	23,828

Goldman Sachs Group, Inc. 4.00%, 3/3/24	15,000	15,542
3.50%, 1/23/25	25,000	25,731
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(d)	25,000	25,461
3.75%, 2/25/26(b)	50,000	52,103
5.95%, 1/15/27	23,000	25,996
3.85%, 1/26/27	15,000	15,631
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	23,000	23,827
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	21,000	21,825
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(d)	100,000	106,132
3.80%, 3/15/30	10,000	10,429
6.13%, 2/15/33	9,000	11,168
6.45%, 5/1/36	22,000	28,118
6.75%, 10/1/37	25,000	32,861
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	10,000	10,567
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(d)	5,000	5,425
6.25%, 2/1/41	10,000	13,160
5.15%, 5/22/45	53,000	62,369

Hackensack Meridian Health, Inc. 2.68%, 9/1/41, Series 2020	40,000	35,964

Halliburton Co. 6.70%, 9/15/38	18,000	23,288
4.50%, 11/15/41	290,000	301,121

Hasbro, Inc. 3.55%, 11/19/26	20,000	20,672
3.50%, 9/15/27	15,000	15,441

HCA, Inc. 4.75%, 5/1/23	36,000	37,089
4.13%, 6/15/29	50,000	52,500

Healthcare Trust of America Holdings LP 3.75%, 7/1/27	5,000	5,267

Healthpeak Properties, Inc. 6.75%, 2/1/41	40,000	56,037

Hershey Co. 2.30%, 8/15/26	93,000	93,774

Hess Corp. 4.30%, 4/1/27	30,000	31,754
7.88%, 10/1/29	200,000	258,668
7.13%, 3/15/33	25,000	31,898
6.00%, 1/15/40	48,000	57,254

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	27,563

Home Depot, Inc. 2.80%, 9/14/27(b)	23,000	23,566
0.90%, 3/15/28(b)	100,000	91,982
1.38%, 3/15/31(b)	100,000	89,587
5.88%, 12/16/36	15,000	19,833
4.20%, 4/1/43	25,000	27,805
4.88%, 2/15/44	11,000	13,234

Honeywell International, Inc. 2.50%, 11/1/26	10,000	10,140
2.70%, 8/15/29(b)	510,000	514,493

Hormel Foods Corp. 1.80%, 6/11/30	30,000	28,047

HP, Inc. 3.00%, 6/17/27(b)	25,000	25,225

Hubbell, Inc. 3.15%, 8/15/27	48,000	49,196

Hudson Pacific Properties LP 3.95%, 11/1/27	5,000	5,205

Humana, Inc. 4.80%, 3/15/47	23,000	26,506

Huntington Bancshares, Inc. 4.00%, 5/15/25	25,000	26,149

Huntington Ingalls Industries, Inc. 3.84%, 5/1/25	15,000	15,529

Hyatt Hotels Corp. 3.38%, 7/15/23	48,000	48,614

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Illinois Tool Works, Inc. 2.65%, 11/15/26	$65,000	$66,498

Intel Corp. 3.70%, 7/29/25	25,000	26,178
3.75%, 3/25/27	50,000	53,211
3.90%, 3/25/30(b)	25,000	26,968
4.10%, 5/19/46	45,000	48,186
4.10%, 5/11/47	18,000	19,292
3.25%, 11/15/49	20,000	18,713
4.75%, 3/25/50	45,000	52,880

Intercontinental Exchange, Inc. 3.75%, 12/1/25	5,000	5,250
3.10%, 9/15/27	5,000	5,137

International Business Machines Corp. 3.45%, 2/19/26	100,000	104,357
6.22%, 8/1/27	49,000	58,273
5.88%, 11/29/32	24,000	30,103
4.00%, 6/20/42	300,000	316,194
4.25%, 5/15/49(b)	20,000	22,004

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	5,713

International Paper Co. 7.30%, 11/15/39	25,000	35,279
4.80%, 6/15/44	4,000	4,539
4.35%, 8/15/48	19,000	20,693

Invesco Finance PLC 4.00%, 1/30/24	18,000	18,602

ITC Holdings Corp. 5.30%, 7/1/43	15,000	18,288

Jabil, Inc. 3.95%, 1/12/28	50,000	52,304

Janus Henderson US Holdings, Inc. 4.88%, 8/1/25	18,000	19,236

Jefferies Group LLC 6.45%, 6/8/27	25,000	29,330

John Deere Capital Corp. 2.80%, 3/6/23	24,000	24,335
3.45%, 6/7/23	5,000	5,124
3.45%, 3/13/25(b)	25,000	26,043
2.80%, 9/8/27	37,000	37,966
2.45%, 1/9/30	35,000	34,634

Johnson & Johnson 2.63%, 1/15/25	48,000	49,043
2.95%, 3/3/27	21,000	21,806
3.55%, 3/1/36	14,000	15,095
3.40%, 1/15/38	25,000	25,989
4.50%, 9/1/40	19,000	22,268
3.70%, 3/1/46	22,000	23,672

Johnson Controls International PLC 6.00%, 1/15/36	18,000	23,177

JPMorgan Chase & Co. 3.88%, 2/1/24	50,000	51,880
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(d)	5,000	5,092
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(d)	10,000	10,241
0.56%, 2/16/25, (0.563% fixed rate until 2/16/24; Secured Overnight Financing Rate + 0.42% thereafter)(d)	100,000	97,101
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(d)	40,000	40,712
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(d)	375,000	369,034
3.30%, 4/1/26	10,000	10,317
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(d)	50,000	47,041
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	50,000	51,689
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	23,000	23,650
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	45,000	47,965
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	18,000	19,473
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(d)	15,000	15,586
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(d)	15,000	16,473
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(d)	15,000	14,427
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(d)	155,000	139,568
6.40%, 5/15/38	10,000	13,454
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(d)	65,000	56,360
5.63%, 8/16/43	318,000	401,628
4.85%, 2/1/44	25,000	29,761
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(d)	48,000	50,132
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(d)	80,000	74,303

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Kaiser Foundation Hospitals 3.15%, 5/1/27	$24,000	$24,899
4.15%, 5/1/47	9,000	10,140
3.00%, 6/1/51, Series 2021	10,000	9,295

Kansas City Southern 4.95%, 8/15/45	430,000	504,454

Kellogg Co. 3.40%, 11/15/27(b)	100,000	103,720

Keurig Dr. Pepper, Inc. 3.13%, 12/15/23	25,000	25,515
2.55%, 9/15/26	8,000	8,012
4.42%, 12/15/46	48,000	51,383

KeyCorp 4.15%, 10/29/25	244,000	259,121
2.55%, 10/1/29	13,000	12,647

Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	27,304

Kimberly-Clark Corp. 1.05%, 9/15/27(b)	35,000	32,878
3.90%, 5/4/47	50,000	54,292

Kimco Realty Corp. 3.30%, 2/1/25	18,000	18,486
2.80%, 10/1/26	5,000	5,029
3.70%, 10/1/49	300,000	292,473

Kinder Morgan Energy Partners LP 3.45%, 2/15/23	5,000	5,055
3.50%, 9/1/23	5,000	5,099
4.30%, 5/1/24	10,000	10,378
5.50%, 3/1/44	18,000	20,253
5.40%, 9/1/44	19,000	21,230

Kinder Morgan, Inc. 4.30%, 3/1/28	35,000	37,321
7.75%, 1/15/32	5,000	6,625
5.30%, 12/1/34	600,000	676,980
5.55%, 6/1/45	15,000	17,208

KLA Corp. 4.65%, 11/1/24	15,000	15,884
3.30%, 3/1/50	25,000	23,713

Kroger Co. 3.70%, 8/1/27	64,000	67,479
5.15%, 8/1/43	18,000	21,050
5.40%, 1/15/49	19,000	23,655

Laboratory Corp. of America Holdings 2.30%, 12/1/24	411,000	411,197

Lam Research Corp. 4.00%, 3/15/29	19,000	20,615

Legg Mason, Inc. 5.63%, 1/15/44	5,000	6,261

Linde, Inc. 3.20%, 1/30/26(b)	25,000	25,970
2.00%, 8/10/50	15,000	11,925

Lockheed Martin Corp. 6.15%, 9/1/36, Series B	39,000	51,669
4.09%, 9/15/52	24,000	26,633

Lowe’s Cos., Inc. 3.12%, 4/15/22	5,000	5,010
2.50%, 4/15/26	30,000	30,332
2.63%, 4/1/31(b)	10,000	9,672
4.05%, 5/3/47	15,000	15,434

Lubrizol Corp. 6.50%, 10/1/34	39,000	53,384

LYB International Finance BV 4.88%, 3/15/44	5,000	5,513

LYB International Finance III LLC 3.80%, 10/1/60	5,000	4,544

LyondellBasell Industries NV 4.63%, 2/26/55	20,000	21,198

Magellan Midstream Partners LP 4.20%, 10/3/47	13,000	12,889

Main Street Capital Corp. 5.20%, 5/1/24	25,000	25,823

Marathon Oil Corp. 6.80%, 3/15/32	5,000	6,162

Marathon Petroleum Corp. 6.50%, 3/1/41	25,000	31,881
5.00%, 9/15/54	50,000	54,027

Marriott International, Inc. 3.50%, 10/15/32, Series GG	320,000	319,469

Marsh & McLennan Cos., Inc. 3.30%, 3/14/23	18,000	18,284
3.75%, 3/14/26	40,000	42,252
4.20%, 3/1/48	5,000	5,416
4.90%, 3/15/49	20,000	23,999

Martin Marietta Materials, Inc. 4.25%, 7/2/24	35,000	36,570
3.50%, 12/15/27	5,000	5,260

Marvell Technology, Inc. 4.20%, 6/22/23	5,000	5,143
4.88%, 6/22/28	15,000	16,405

Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020(b)	300,000	291,444
3.34%, 7/1/60, Series 2020	25,000	23,626

Massachusetts Institute of Technology 3.89%, 7/1/2116	19,000	20,366

Mastercard, Inc. 3.65%, 6/1/49	20,000	21,190

McCormick & Co., Inc. 4.20%, 8/15/47	50,000	55,399

McDonald’s Corp. 3.38%, 5/26/25	5,000	5,185
6.30%, 10/15/37	19,000	25,223
3.70%, 2/15/42	159,000	158,610
4.45%, 3/1/47	15,000	16,475
3.63%, 9/1/49	40,000	39,420
4.20%, 4/1/50	285,000	305,420

Medtronic, Inc. 4.38%, 3/15/35	10,000	11,482

Merck & Co., Inc. 2.80%, 5/18/23	25,000	25,436
6.50%, 12/1/33	50,000	67,615
2.35%, 6/24/40	5,000	4,410
2.45%, 6/24/50(b)	5,000	4,273

MetLife, Inc. 3.60%, 11/13/25	69,000	72,242

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Microsoft Corp. 2.40%, 8/8/26	$69,000	$70,154
3.30%, 2/6/27	92,000	97,305
4.10%, 2/6/37	48,000	54,996
4.50%, 10/1/40	75,000	90,211
3.70%, 8/8/46	12,000	12,995
4.25%, 2/6/47(b)	18,000	21,281
2.53%, 6/1/50	415,000	369,134
2.92%, 3/17/52	50,000	47,882
4.50%, 2/6/57(b)	18,000	22,590

MidAmerican Energy Co. 4.80%, 9/15/43	15,000	17,515
3.15%, 4/15/50	9,000	8,513

Molson Coors Beverage Co. 5.00%, 5/1/42	30,000	32,956

Mondelez International, Inc. 1.50%, 5/4/25	50,000	48,734

Moody’s Corp. 3.25%, 1/15/28	18,000	18,682
2.55%, 8/18/60	10,000	7,590

Morgan Stanley 4.10%, 5/22/23	50,000	51,325
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3-month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(d)	30,000	30,584
3.88%, 4/29/24, Series F	15,000	15,509
3.70%, 10/23/24	67,000	69,326
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(d)	325,000	326,950
4.00%, 7/23/25	9,000	9,440
3.88%, 1/27/26	11,000	11,490
3.13%, 7/27/26	9,000	9,173
4.35%, 9/8/26	515,000	547,373
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	172,000	177,826
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	264,000	274,404
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	45,000	48,603
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	15,000	14,560
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(d)	15,000	15,506
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	19,000	20,039
4.38%, 1/22/47	14,000	15,603
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	8,000	10,689
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(d)	10,000	8,744

Mosaic Co. 4.88%, 11/15/41	10,000	10,999
5.63%, 11/15/43	25,000	30,869

Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	22,992

Mount Sinai Hospitals Group, Inc. 3.98%, 7/1/48, Series 2017	5,000	5,415
3.74%, 7/1/49, Series 2019	25,000	25,390

MPLX LP 4.13%, 3/1/27(b)	100,000	105,476
4.00%, 3/15/28	18,000	18,796
4.70%, 4/15/48	50,000	51,998

National Rural Utilities Cooperative Finance Corp. 3.25%, 11/1/25	10,000	10,310
3.40%, 2/7/28	5,000	5,173
3.90%, 11/1/28	18,000	19,228
4.02%, 11/1/32	18,000	19,465

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	6,591
4.45%, 1/15/43	50,000	54,610

NetApp, Inc. 3.30%, 9/29/24	45,000	46,081

New York and Presbyterian Hospital 2.61%, 8/1/60	25,000	21,040

Newmont Corp. 4.88%, 3/15/42	45,000	51,914

NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/23	255,000	252,700
3.50%, 4/1/29	20,000	20,611

NIKE, Inc. 2.40%, 3/27/25	550,000	558,085
2.85%, 3/27/30	17,000	17,298
3.88%, 11/1/45	5,000	5,421
3.38%, 11/1/46	20,000	19,998

NiSource, Inc. 3.49%, 5/15/27	10,000	10,341
5.25%, 2/15/43	20,000	22,789
5.65%, 2/1/45	5,000	5,945
4.38%, 5/15/47	25,000	26,229
3.95%, 3/30/48	18,000	17,701

Norfolk Southern Corp. 3.15%, 6/1/27	23,000	23,725
4.05%, 8/15/52	5,000	5,368

Northrop Grumman Corp. 3.25%, 8/1/23	48,000	49,066
3.20%, 2/1/27	53,000	54,549

Nucor Corp. 2.70%, 6/1/30	25,000	24,612

NVIDIA Corp. 2.85%, 4/1/30	10,000	10,132
3.70%, 4/1/60	20,000	20,950

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.67%, 10/1/50, Series 2020	$460,000	$402,426

NYU Langone Hospitals 3.38%, 7/1/55, Series 2020(b)	25,000	23,401

O’Reilly Automotive, Inc. 3.55%, 3/15/26	25,000	26,017
3.90%, 6/1/29	13,000	13,684

Office Properties Income Trust 4.25%, 5/15/24	25,000	25,525

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	18,000	19,011
4.75%, 1/15/28	23,000	24,232
3.63%, 10/1/29	49,000	48,365

Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	25,000	23,492
5.75%, 3/15/29	34,000	40,115

ONEOK, Inc. 2.75%, 9/1/24	18,000	18,109
4.00%, 7/13/27	18,000	18,758
4.55%, 7/15/28	78,000	83,298

Oracle Corp. 3.63%, 7/15/23(b)	23,000	23,591
2.40%, 9/15/23	50,000	50,368
2.50%, 4/1/25	50,000	49,850
2.65%, 7/15/26	311,000	309,134
3.25%, 11/15/27	17,000	17,220
2.30%, 3/25/28	225,000	214,243
2.95%, 4/1/30	96,000	92,856
5.38%, 7/15/40	10,000	10,988
4.50%, 7/8/44	40,000	39,835
4.00%, 11/15/47	278,000	254,829
4.38%, 5/15/55	75,000	71,525

Orlando Health Obligated Group 3.33%, 10/1/50	228,000	224,445

Owens Corning 4.30%, 7/15/47	23,000	24,131

Pacific Gas and Electric Co. 3.45%, 7/1/25	145,000	146,127
2.95%, 3/1/26	20,000	19,685
2.10%, 8/1/27	20,000	18,585
2.50%, 2/1/31	475,000	423,377
4.50%, 7/1/40	25,000	23,839
3.50%, 8/1/50	80,000	65,960

PacifiCorp 4.10%, 2/1/42	50,000	52,649

Packaging Corp. of America 3.40%, 12/15/27	25,000	26,064

Paramount Global 3.38%, 2/15/28	5,000	5,110
6.88%, 4/30/36	5,000	6,396
4.90%, 8/15/44	5,000	5,340
4.60%, 1/15/45	50,000	51,102
4.95%, 5/19/50	20,000	21,906

Parker-Hannifin Corp. 3.30%, 11/21/24(b)	18,000	18,440
3.25%, 6/14/29	13,000	13,270
6.25%, 5/15/38	15,000	19,756

PayPal Holdings, Inc. 1.65%, 6/1/25	100,000	98,034

PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	400,000	491,544

PECO Energy Co. 3.90%, 3/1/48	20,000	21,301
2.80%, 6/15/50	350,000	309,904

PepsiCo, Inc. 3.60%, 3/1/24	40,000	41,363
2.63%, 3/19/27	25,000	25,594
3.00%, 10/15/27	53,000	55,142
2.75%, 3/19/30	30,000	30,443
3.38%, 7/29/49	20,000	20,274

Pfizer, Inc. 2.95%, 3/15/24	18,000	18,428
3.00%, 12/15/26(b)	10,000	10,409
7.20%, 3/15/39	89,000	133,421
4.30%, 6/15/43	5,000	5,665

Philip Morris International, Inc. 3.25%, 11/10/24	21,000	21,688
2.10%, 5/1/30	275,000	258,731
1.75%, 11/1/30	100,000	90,755
4.88%, 11/15/43	32,000	35,354

Phillips 66 3.90%, 3/15/28(b)	11,000	11,536
5.88%, 5/1/42	40,000	50,890

Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	25,000	23,712

Plains All American Pipeline LP / PAA Finance Corp. 3.65%, 6/1/22	39,500	39,500
4.50%, 12/15/26	15,000	16,001
6.65%, 1/15/37	48,000	56,949

PNC Financial Services Group, Inc. 3.90%, 4/29/24	78,000	81,039
3.45%, 4/23/29	50,000	52,503
2.55%, 1/22/30	10,000	9,843

Procter & Gamble Co. 2.80%, 3/25/27	105,000	108,264
3.00%, 3/25/30	50,000	52,199

Progressive Corp. 3.95%, 3/26/50	25,000	26,869

Prologis LP 2.25%, 4/15/30	25,000	24,032
1.25%, 10/15/30(b)	60,000	52,976
4.38%, 9/15/48	5,000	5,727

Prudential Financial, Inc. 5.70%, 12/14/36	5,000	6,362
6.63%, 12/1/37	19,000	25,840
4.60%, 5/15/44	5,000	5,701
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	5,000	5,103
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(b)(d)	5,000	5,238

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
3.94%, 12/7/49	$20,000	$21,028
4.35%, 2/25/50	20,000	22,585

Public Service Co. of Colorado 3.60%, 9/15/42	215,000	217,421
4.30%, 3/15/44	29,000	31,778

Public Service Electric & Gas Co. 2.38%, 5/15/23	43,000	43,341
3.00%, 5/15/27	19,000	19,539
3.95%, 5/1/42	30,000	32,308
3.60%, 12/1/47	175,000	177,392

Public Service Enterprise Group, Inc. 2.88%, 6/15/24	25,000	25,360

PVH Corp. 4.63%, 7/10/25	25,000	26,425

QUALCOMM, Inc. 2.90%, 5/20/24	22,000	22,483
1.65%, 5/20/32	30,000	27,066
3.25%, 5/20/50	40,000	39,276

Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	27,547

Raytheon Technologies Corp. 3.95%, 8/16/25	25,000	26,365
3.50%, 3/15/27	50,000	52,283
4.50%, 6/1/42	100,000	111,894
4.80%, 12/15/43	10,000	11,550
3.75%, 11/1/46	48,000	48,554
4.35%, 4/15/47	30,000	33,105

Realty Income Corp. 4.60%, 2/6/24	18,000	18,761
3.00%, 1/15/27	5,000	5,086
3.95%, 8/15/27	5,000	5,320

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	80,000	66,350

Reliance Steel & Aluminum Co. 1.30%, 8/15/25	25,000	24,082

Rockwell Automation, Inc. 4.20%, 3/1/49	35,000	39,347

Roper Technologies, Inc. 2.35%, 9/15/24	15,000	15,069
3.80%, 12/15/26	30,000	31,588
1.40%, 9/15/27	25,000	23,367

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	24,000	25,898

Ryder System, Inc. 3.75%, 6/9/23	23,000	23,517

Sabine Pass Liquefaction LLC 5.88%, 6/30/26	25,000	27,814
5.00%, 3/15/27	25,000	27,217
4.20%, 3/15/28	25,000	26,342

Sabra Health Care LP 5.13%, 8/15/26	18,000	19,128

salesforce.com, Inc. 3.70%, 4/11/28	25,000	26,697

San Diego Gas & Electric Co. 1.70%, 10/1/30, Series VVV	125,000	113,649

Santander Holdings USA, Inc. 4.40%, 7/13/27	88,000	92,604

Sempra Energy 3.25%, 6/15/27	46,000	47,033

Sherwin-Williams Co. 2.95%, 8/15/29	10,000	10,040
4.00%, 12/15/42	55,000	56,751
4.50%, 6/1/47	5,000	5,486
3.80%, 8/15/49	20,000	19,968

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/23	15,000	15,205
3.20%, 9/23/26	110,000	113,024

Simon Property Group LP 3.75%, 2/1/24	5,000	5,155
3.38%, 10/1/24	250,000	257,382
3.30%, 1/15/26	5,000	5,129
3.25%, 11/30/26	23,000	23,686
3.38%, 6/15/27(b)	100,000	103,463
2.45%, 9/13/29	25,000	24,182

SITE Centers Corp. 4.70%, 6/1/27	68,000	72,784

Southern California Edison Co. 2.25%, 6/1/30	200,000	187,572
4.65%, 10/1/43	299,000	320,752
4.88%, 3/1/49, Series B	8,000	8,785
3.65%, 2/1/50	20,000	18,959

Southern California Gas Co. 4.13%, 6/1/48, Series UU	5,000	5,362

Southern Co. 2.95%, 7/1/23	10,000	10,130
3.25%, 7/1/26	67,000	68,574

Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	21,930

Southern Power Co. 5.15%, 9/15/41	19,000	21,218

Southwest Airlines Co. 4.75%, 5/4/23	45,000	46,524
5.13%, 6/15/27	50,000	55,518

Southwest Gas Corp. 3.80%, 9/29/46	50,000	50,144

Spectra Energy Partners LP 4.75%, 3/15/24	18,000	18,832
3.50%, 3/15/25	5,000	5,141

Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	19,338

Starbucks Corp. 3.10%, 3/1/23	5,000	5,078
2.45%, 6/15/26	5,000	5,026
2.00%, 3/12/27	70,000	68,314
4.00%, 11/15/28	5,000	5,359
4.30%, 6/15/45	25,000	26,250
3.50%, 11/15/50	75,000	70,498

State Street Corp. 3.10%, 5/15/23	48,000	48,858
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(d)	50,000	50,342
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(b)(d)	50,000	54,301
2.40%, 1/24/30(b)	62,000	60,819

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Steel Dynamics, Inc. 3.45%, 4/15/30	$90,000	$91,642

Stryker Corp. 3.38%, 5/15/24	5,000	5,125

Sutter Health 3.16%, 8/15/40, Series 20A	95,000	90,015

Synchrony Financial 3.70%, 8/4/26	5,000	5,102
5.15%, 3/19/29	600,000	656,898

Sysco Corp. 3.30%, 7/15/26	73,000	75,304

T-Mobile USA, Inc. 3.50%, 4/15/25	90,000	92,527
3.75%, 4/15/27	20,000	20,781
4.50%, 4/15/50	20,000	20,894

Tampa Electric Co. 4.30%, 6/15/48	18,000	20,037

Tapestry, Inc. 4.13%, 7/15/27	14,000	14,657

Target Corp. 2.50%, 4/15/26(b)	310,000	317,263
4.00%, 7/1/42(b)	60,000	66,658

TC PipeLines LP 4.38%, 3/13/25	44,000	46,291

TD Ameritrade Holding Corp. 2.95%, 4/1/22	10,000	10,019

Teledyne FLIR LLC 2.50%, 8/1/30	25,000	23,678

Texas Instruments, Inc. 2.90%, 11/3/27	27,000	28,021
4.15%, 5/15/48	14,000	15,935

Time Warner Cable LLC 6.75%, 6/15/39	80,500	97,485
5.50%, 9/1/41	7,000	7,471
4.50%, 9/15/42	10,000	9,489

TJX Cos., Inc. 3.88%, 4/15/30	25,000	26,861

Toyota Motor Credit Corp. 1.35%, 8/25/23	40,000	39,880
0.45%, 1/11/24	32,000	31,263
2.90%, 4/17/24	5,000	5,104
3.05%, 1/11/28(b)	15,000	15,475
2.15%, 2/13/30(b)	50,000	48,138
1.65%, 1/10/31	30,000	27,503

Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	47,008

Trane Technologies Luxembourg Finance SA 3.55%, 11/1/24	50,000	51,660

Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	15,969

Travelers Cos., Inc. 6.25%, 6/15/37	30,000	40,325
3.75%, 5/15/46	25,000	25,948
4.00%, 5/30/47	48,000	51,685
2.55%, 4/27/50	20,000	17,125

Trimble, Inc. 4.15%, 6/15/23	5,000	5,132

Trinity Health Corp. 2.63%, 12/1/40, Series 2021	40,000	36,263

Truist Bank 4.05%, 11/3/25	25,000	26,592

Truist Financial Corp. 2.85%, 10/26/24	269,000	274,332
1.13%, 8/3/27	15,000	13,930

TWDC Enterprises 18 Corp. 3.00%, 2/13/26	15,000	15,435
2.95%, 6/15/27(b)	23,000	23,561
3.70%, 12/1/42	5,000	5,113
3.00%, 7/30/46	48,000	44,123

Tyson Foods, Inc. 4.88%, 8/15/34	50,000	57,321

U.S. Bancorp 3.60%, 9/11/24	25,000	25,954
1.45%, 5/12/25	25,000	24,455
2.38%, 7/22/26, Series V(b)	350,000	352,474
3.90%, 4/26/28	103,000	110,280
1.38%, 7/22/30(b)	11,000	9,849

UDR, Inc. 2.10%, 8/1/32	25,000	22,680

Union Electric Co. 2.95%, 6/15/27	18,000	18,408

Union Pacific Corp. 3.50%, 6/8/23	252,000	257,708
3.75%, 7/15/25	5,000	5,241
3.25%, 8/15/25	5,000	5,159
2.75%, 3/1/26	5,000	5,078
4.00%, 4/15/47	19,000	20,417
3.84%, 3/20/60	308,000	318,306
3.75%, 2/5/70	25,000	25,005
3.80%, 4/6/71	5,000	5,050

United Airlines Pass Through Trust 4.30%, 2/15/27, Series 2013-1, Class A	15,701	16,318

United Parcel Service, Inc. 2.40%, 11/15/26	5,000	5,050
3.05%, 11/15/27	53,000	55,334
6.20%, 1/15/38	15,000	20,416
3.40%, 11/15/46	5,000	5,114

UnitedHealth Group, Inc. 3.70%, 12/15/25	90,000	94,891
3.10%, 3/15/26	34,000	35,209
3.88%, 12/15/28	18,000	19,413
5.80%, 3/15/36	25,000	32,103
5.95%, 2/15/41	350,000	466,441
3.95%, 10/15/42	5,000	5,339
4.75%, 7/15/45	100,000	117,924
3.75%, 10/15/47	15,000	15,608

University of Southern California 3.03%, 10/1/39	24,000	23,635
3.84%, 10/1/47, Series 2017	320,000	356,941

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	40,000	41,316

Ventas Realty LP 4.75%, 11/15/30	14,000	15,663
4.38%, 2/1/45	24,000	25,432

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Verisk Analytics, Inc. 4.13%, 3/15/29	$347,000	$370,318

Verizon Communications, Inc. 0.75%, 3/22/24(b)	20,000	19,583
3.38%, 2/15/25	10,000	10,349
0.85%, 11/20/25(b)	10,000	9,507
4.33%, 9/21/28	25,000	27,262
4.02%, 12/3/29	20,000	21,461
1.68%, 10/30/30	76,000	68,352
2.65%, 11/20/40	70,000	60,831
3.40%, 3/22/41	150,000	144,532
6.55%, 9/15/43	8,000	11,429
4.86%, 8/21/46	50,000	60,265
2.88%, 11/20/50	85,000	72,815
2.99%, 10/30/56	11,000	9,400
3.00%, 11/20/60	15,000	12,497
3.70%, 3/22/61	107,000	102,278

Viatris, Inc. 2.70%, 6/22/30	10,000	9,342
3.85%, 6/22/40	30,000	28,185
4.00%, 6/22/50	60,000	53,250

Virginia Electric & Power Co. 8.88%, 11/15/38	15,000	24,741

Visa, Inc. 1.90%, 4/15/27(b)	34,000	33,526
2.75%, 9/15/27	22,000	22,583
3.65%, 9/15/47	65,000	68,974

VMware, Inc. 4.50%, 5/15/25	25,000	26,477

Vulcan Materials Co. 4.50%, 4/1/25	18,000	19,090

Wachovia Corp. 5.50%, 8/1/35	5,000	5,923

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	178,000	184,568

Walmart, Inc. 3.55%, 6/26/25	69,000	72,600
3.70%, 6/26/28(b)	15,000	16,182
5.25%, 9/1/35	50,000	63,878
4.05%, 6/29/48(b)	65,000	74,535

Walt Disney Co. 3.35%, 3/24/25	50,000	51,790
2.20%, 1/13/28(b)	75,000	73,526
2.65%, 1/13/31(b)	10,000	9,909
6.40%, 12/15/35	4,000	5,352
6.65%, 11/15/37	20,000	27,225
3.50%, 5/13/40	60,000	60,025
4.95%, 10/15/45	5,000	5,976
3.80%, 5/13/60	15,000	15,555

Wells Fargo & Co. 4.13%, 8/15/23	69,000	71,165
3.00%, 4/22/26	400,000	405,684
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	289,000	298,728
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(d)	165,000	161,390
4.15%, 1/24/29	10,000	10,665
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(b)(d)	50,000	54,684
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	15,000	14,006
5.38%, 11/2/43	47,000	56,321
4.75%, 12/7/46	96,000	108,036
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(d)	255,000	314,647

Welltower, Inc. 4.25%, 4/1/26	23,000	24,504
4.25%, 4/15/28	15,000	16,133

Western Union Co. 4.25%, 6/9/23	55,000	56,413
2.75%, 3/15/31(b)	700,000	667,723

Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	50,000	50,783

Westlake Corp. 5.00%, 8/15/46	10,000	11,394

WestRock MWV LLC 7.95%, 2/15/31	14,000	18,847

Whirlpool Corp. 4.50%, 6/1/46	30,000	32,255

Williams Cos., Inc. 3.75%, 6/15/27	10,000	10,433
7.50%, 1/15/31, Series A	50,000	64,522
6.30%, 4/15/40	10,000	12,382
5.75%, 6/24/44	50,000	59,036

Wisconsin Public Service Corp. 3.67%, 12/1/42	38,000	38,508

WRKCo, Inc. 3.75%, 3/15/25	45,000	46,778
4.65%, 3/15/26	25,000	27,010

WW Grainger, Inc. 3.75%, 5/15/46	85,000	88,549

Wyeth LLC 5.95%, 4/1/37	10,000	13,147

Xilinx, Inc. 2.95%, 6/1/24	73,000	74,345

Xylem, Inc. 3.25%, 11/1/26	5,000	5,143

Zimmer Biomet Holdings, Inc. 3.15%, 4/1/22	5,000	5,003

Zoetis, Inc. 4.70%, 2/1/43	25,000	28,897
TOTAL U.S. CORPORATE BONDS (Cost: $67,107,504)		65,454,733

FOREIGN CORPORATE BONDS – 3.2%

Australia – 0.0%

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43(b)	23,000	27,770

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Westpac Banking Corp. 3.35%, 3/8/27	$23,000	$24,075
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	10,000	10,436
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	30,000	27,191
4.42%, 7/24/39	25,000	27,071

Total Australia		116,543

Belgium – 0.4%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26	179,000	187,152
4.70%, 2/1/36	25,000	27,922

Anheuser-Busch InBev Finance, Inc. 4.00%, 1/17/43	253,000	258,920

Anheuser-Busch InBev Worldwide, Inc. 4.90%, 1/23/31	365,000	419,710
4.60%, 4/15/48	244,000	268,176
4.44%, 10/6/48	19,000	20,389

Total Belgium		1,182,269

Bermuda – 0.0%

Aspen Insurance Holdings Ltd. 4.65%, 11/15/23	18,000	18,709

Brazil – 0.0%

Vale Overseas Ltd. 6.25%, 8/10/26	48,000	54,294
6.88%, 11/21/36	10,000	12,279

Total Brazil		66,573

Canada – 0.7%

Bank of Montreal 3.30%, 2/5/24, Series E	40,000	41,007
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	49,000	50,250

Bank of Nova Scotia 1.63%, 5/1/23	40,000	40,011

Brookfield Finance, Inc. 3.90%, 1/25/28	18,000	18,923
4.85%, 3/29/29	25,000	27,570
4.70%, 9/20/47	50,000	54,927

Canadian Imperial Bank of Commerce 0.95%, 6/23/23	40,000	39,596

Canadian National Railway Co. 2.95%, 11/21/24	25,000	25,497
2.75%, 3/1/26	100,000	102,035

Canadian Natural Resources Ltd. 3.80%, 4/15/24(b)	50,000	51,439
3.85%, 6/1/27	25,000	26,120

CNOOC Petroleum North America ULC 5.88%, 3/10/35	215,000	252,902
6.40%, 5/15/37	25,000	31,310
7.50%, 7/30/39	63,000	89,204

Enbridge, Inc. 4.25%, 12/1/26	25,000	26,673

Kinross Gold Corp. 4.50%, 7/15/27	55,000	59,242

Magna International, Inc. 3.63%, 6/15/24	5,000	5,143

Nutrien Ltd. 2.95%, 5/13/30	90,000	90,228
5.63%, 12/1/40	5,000	6,283
5.25%, 1/15/45	18,000	21,909
3.95%, 5/13/50	50,000	52,499

Rogers Communications, Inc. 3.00%, 3/15/23	23,000	23,231
4.50%, 3/15/43	25,000	26,143
5.00%, 3/15/44	25,000	27,046

Royal Bank of Canada 2.80%, 4/29/22	50,000	50,198
3.70%, 10/5/23	25,000	25,770
2.25%, 11/1/24	25,000	25,026

TELUS Corp. 2.80%, 2/16/27	50,000	50,670
4.60%, 11/16/48	5,000	5,641

Toronto-Dominion Bank 0.75%, 6/12/23	10,000	9,897
0.45%, 9/11/23	413,000	405,091
0.75%, 9/11/25	25,000	23,645

TransCanada PipeLines Ltd. 4.25%, 5/15/28	114,000	121,697
4.63%, 3/1/34	28,000	30,672
5.85%, 3/15/36	29,000	35,356

Total Canada		1,972,851

China – 0.1%

Alibaba Group Holding Ltd. 3.40%, 12/6/27(b)	25,000	25,379

Baidu, Inc. 1.72%, 4/9/26	200,000	192,032

Tencent Music Entertainment Group 2.00%, 9/3/30	100,000	89,806

Total China		307,217

France – 0.0%

Sanofi 3.63%, 6/19/28(b)	5,000	5,405

TotalEnergies Capital International SA 3.46%, 7/12/49	20,000	19,511

Total France		24,916

Germany – 0.0%

Deutsche Bank AG 3.70%, 5/30/24	25,000	25,674

Deutsche Telekom International Finance BV 8.75%, 6/15/30	15,000	20,801
9.25%, 6/1/32(b)	50,000	75,239

Total Germany		121,714

Japan – 0.3%

Mitsubishi UFJ Financial Group, Inc. 3.46%, 3/2/23	25,000	25,455

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
3.76%, 7/26/23	$79,000	$81,186
3.41%, 3/7/24	25,000	25,638
3.78%, 3/2/25(b)	5,000	5,198
3.96%, 3/2/28	45,000	47,622
3.74%, 3/7/29	40,000	41,886
4.15%, 3/7/39	25,000	27,450

Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(d)	160,000	146,971

Sumitomo Mitsui Financial Group, Inc. 3.45%, 1/11/27(b)	25,000	25,861
3.35%, 10/18/27	23,000	23,750
3.20%, 9/17/29(b)	50,000	50,025
2.14%, 9/23/30	355,000	324,307

Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	22,701

Toyota Motor Corp. 3.67%, 7/20/28	25,000	26,654

Total Japan		874,704

Netherlands – 0.3%

Cooperatieve Rabobank UA 5.25%, 5/24/41(b)	359,000	465,095

Shell International Finance BV 3.25%, 5/11/25	300,000	311,214
2.38%, 11/7/29	150,000	146,420
5.50%, 3/25/40	27,000	34,130

Total Netherlands		956,859

Norway – 0.3%

Equinor ASA 2.65%, 1/15/24	5,000	5,082
3.70%, 3/1/24	412,000	426,465
3.00%, 4/6/27	25,000	25,685
3.63%, 9/10/28	274,000	289,886
5.10%, 8/17/40	19,000	23,117
4.80%, 11/8/43	25,000	29,647

Total Norway		799,882

Peru – 0.0%

Southern Copper Corp. 7.50%, 7/27/35	100,000	132,688
6.75%, 4/16/40	5,000	6,508

Total Peru		139,196

Spain – 0.2%

Telefonica Emisiones SA 7.05%, 6/20/36	9,000	11,686

Telefonica Europe BV 8.25%, 9/15/30	397,000	533,266

Total Spain		544,952

Switzerland – 0.1%

Credit Suisse Group AG 4.55%, 4/17/26	192,000	202,864

Novartis Capital Corp. 3.10%, 5/17/27	60,000	62,263
3.70%, 9/21/42	15,000	15,934

Syngenta Finance NV 3.13%, 3/28/22	19,000	19,009

Total Switzerland		300,070

United Kingdom – 0.8%

AstraZeneca PLC 3.38%, 11/16/25	15,000	15,626
4.00%, 1/17/29	25,000	27,107
4.38%, 11/16/45	50,000	57,456

Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	200,000	205,566

BAT Capital Corp. 3.22%, 8/15/24	150,000	152,424
3.22%, 9/6/26	25,000	25,040
4.39%, 8/15/37	50,000	48,051

BP Capital Markets PLC 3.54%, 11/4/24	195,000	201,917
3.28%, 9/19/27(b)	24,000	24,729
3.72%, 11/28/28	45,000	47,197

British Telecommunications PLC 9.63%, 12/15/30	224,000	314,212

CNH Industrial NV 4.50%, 8/15/23	20,000	20,671

Diageo Capital PLC 2.13%, 4/29/32	30,000	28,304

GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	100,000	101,415
3.38%, 5/15/23	19,000	19,424
5.38%, 4/15/34	20,000	25,137

HSBC Holdings PLC 3.90%, 5/25/26	25,000	26,022
4.95%, 3/31/30	175,000	194,231
7.63%, 5/17/32	64,000	83,728
6.80%, 6/1/38	100,000	130,932

Lloyds Banking Group PLC
1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(d)	200,000	189,850
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	50,000	51,294

Reynolds American, Inc. 7.25%, 6/15/37	23,000	28,608
5.85%, 8/15/45	10,000	10,865

Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(d)	250,000	242,742

Unilever Capital Corp. 5.90%, 11/15/32(b)	5,000	6,380

Vodafone Group PLC 4.13%, 5/30/25	50,000	52,597
4.38%, 2/19/43	34,000	35,276

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value
5.25%, 5/30/48	$30,000	$34,952

Total United Kingdom		2,401,753
TOTAL FOREIGN CORPORATE BONDS (Cost: $10,047,093)		9,828,208

FOREIGN GOVERNMENT AGENCIES – 0.7%

Canada – 0.2%

Export Development Canada 2.75%, 3/15/23	30,000	30,484

Province of Alberta Canada 3.30%, 3/15/28	95,000	101,203
1.30%, 7/22/30	75,000	69,681

Province of British Columbia Canada 2.25%, 6/2/26	25,000	25,335

Province of New Brunswick Canada 3.63%, 2/24/28	20,000	21,769

Province of Ontario Canada 3.20%, 5/16/24	110,000	113,709

Province of Quebec Canada 2.88%, 10/16/24, Series QO	55,000	56,656
1.50%, 2/11/25, Series QX	20,000	19,852
2.50%, 4/20/26	50,000	51,064
7.50%, 9/15/29, Series PD	31,000	42,170

Total Canada		531,923

Germany – 0.5%

Kreditanstalt fuer Wiederaufbau 2.63%, 2/28/24	575,000	587,903
2.50%, 11/20/24(b)	33,000	33,758
0.63%, 1/22/26	550,000	525,437
2.88%, 4/3/28	40,000	42,271

Landwirtschaftliche Rentenbank 1.75%, 7/27/26(b)	90,000	89,866
2.50%, 11/15/27, Series 37	125,000	129,045
0.88%, 9/3/30	130,000	119,360

Total Germany		1,527,640
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,088,852)		2,059,563

FOREIGN GOVERNMENT OBLIGATIONS – 1.1%

Hungary – 0.0%

Hungary Government International Bond 5.38%, 3/25/24	18,000	19,091

Indonesia – 0.1%

Indonesia Government International Bond 3.50%, 2/14/50	165,000	155,242

Italy – 0.2%

Republic of Italy Government International Bond 5.38%, 6/15/33	536,000	634,308

Mexico – 0.2%

Mexico Government International Bond 6.75%, 9/27/34, Series MTNA	25,000	30,906
5.75%, 10/12/2110	468,000	477,940

Total Mexico		508,846

Panama – 0.1%

Panama Government International Bond 8.88%, 9/30/27	283,000	367,447
6.70%, 1/26/36	50,000	61,702

Total Panama		429,149

Peru – 0.2%

Peruvian Government International Bond 4.13%, 8/25/27	369,000	388,823
2.78%, 1/23/31	50,000	47,483
8.75%, 11/21/33	25,000	36,618
5.63%, 11/18/50	50,000	62,769

Total Peru		535,693

Philippines – 0.1%

Philippine Government International Bond 7.75%, 1/14/31	100,000	134,778
3.95%, 1/20/40	200,000	199,612

Total Philippines		334,390

Poland – 0.1%

Republic of Poland Government International Bond 3.00%, 3/17/23	424,000	428,592
3.25%, 4/6/26	72,000	74,499

Total Poland		503,091

Uruguay – 0.1%

Uruguay Government International Bond 5.10%, 6/18/50	53,000	63,416
4.98%, 4/20/55	224,000	265,857

Total Uruguay		329,273
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,584,024)		3,449,083

SUPRANATIONAL BONDS – 1.5%

Asian Development Bank 2.75%, 3/17/23	9,000	9,150
1.50%, 10/18/24	500,000	498,690
2.00%, 1/22/25	5,000	5,049
0.63%, 4/29/25	175,000	169,116
0.50%, 2/4/26	325,000	308,740
2.50%, 11/2/27	20,000	20,651

Asian Infrastructure Investment Bank 2.25%, 5/16/24	500,000	507,525

European Investment Bank 2.25%, 3/15/22	14,000	14,011
2.50%, 3/15/23	291,000	295,123
0.25%, 9/15/23	375,000	368,696
3.25%, 1/29/24	14,000	14,467
0.38%, 12/15/25	15,000	14,220
2.13%, 4/13/26	25,000	25,320
2.38%, 5/24/27	169,000	173,626
4.88%, 2/15/36	25,000	33,351

Inter-American Development Bank 1.75%, 3/14/25	140,000	140,276
0.63%, 7/15/25	275,000	264,808
3.88%, 10/28/41	280,000	341,765
3.20%, 8/7/42	25,000	27,794

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

International Bank for Reconstruction & Development 2.50%, 11/25/24, Series GDIF	$114,000	$116,692
2.13%, 3/3/25, Series GDIF(b)	50,000	50,667
0.63%, 4/22/25	325,000	314,233
2.50%, 7/29/25, Series GDIF	584,000	598,378
0.50%, 10/28/25	10,000	9,547
2.50%, 11/22/27, Series GDIF	154,000	159,181
0.88%, 5/14/30	26,000	23,935

International Finance Corp. 1.38%, 10/16/24	85,000	84,538
TOTAL SUPRANATIONAL BONDS (Cost: $4,665,799)		4,589,549

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%

United States – 2.0%

Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	101,929

Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	75,058
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	109,117
2.40%, 1/15/63, Series 2020-BN25, Class A4	150,000	145,008
2.14%, 3/15/63, Series 2020-BN28, Class AS	100,000	92,656

Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	200,000	203,433

Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(d)	60,000	58,569
3.96%, 1/15/52, Series 2018-B8, Class A4	200,000	209,971
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	64,478
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	143,675

Citigroup Commercial Mortgage Trust
3.35%, 2/10/49, Series 2016-GC36, Class A4	500,000	508,002

Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	23,684	24,099
3.98%, 5/10/47, Series 2014-CR17, Class A5	200,000	206,168
3.21%, 3/10/48, Series 2015-CR22, Class A3	43,539	43,524
3.63%, 10/10/48, Series 2015-CR26, Class A4	250,000	257,872

CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	102,679

Federal Home Loan Mortgage Corp.
2.67%, 3/25/26, Series K055, Class A2	80,000	81,927
3.25%, 11/25/27, Series K072, Class A1	315,986	328,056

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 2.48%, 3/25/25, Series K049, Class A1	6,321	6,388
3.75%, 8/25/25, Series K733, Class A2	100,000	104,933
3.00%, 12/25/25, Series K053, Class A2	200,000	206,876
2.62%, 8/25/26, Series K057, Class AM	100,000	102,160
3.43%, 1/25/27, Series K063, Class A2^(d)	70,000	74,174
3.69%, 1/25/29, Series K088, Class A2	115,000	126,009
2.52%, 10/25/29, Series K101, Class A2	50,000	51,212
2.13%, 11/25/31, Series K136, Class A2	100,000	98,379
3.99%, 8/25/33, Series K157, Class A3^(d)	70,000	78,635
1.24%, 1/25/35, Series K-1516, Class A1	292,540	267,928

Federal National Mortgage Association Alternative Credit Enhancement Securities
3.09%, 7/25/23, Series 2014-M1, Class A2^(d)	54,621	55,368
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	58,165
2.47%, 12/25/26, Series 2017-M3, Class A2^(d)	38,111	38,950
3.06%, 3/25/28, Series 2018-M4, Class A2^(d)	23,158	24,425
3.55%, 9/25/28, Series 2019-M1, Class A2^(d)	100,000	108,836
2.44%, 10/25/29, Series 2020-M1, Class A2	200,000	203,800
2.98%, 2/25/30, Series 2018-M3, Class A1^(d)	5,059	5,158
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	121,010
3.61%, 2/25/31, Series 2019-M4, Class A2	250,000	273,484

GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	50,620
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	98,466

JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	51,461

Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	105,723
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	260,214

Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	101,566
2.44%, 6/15/54, Series 2021-L6, Class A4^(d)	100,000	95,638

UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	53,924
4.08%, 12/15/51, Series 2018-C15, Class A3	50,000	52,188

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

Investments	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	$98,674	$101,530
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	70,778
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	93,963

WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	102,843
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $6,175,191)		6,001,025

MUNICIPAL BONDS – 0.4%

United States – 0.4%

Bay Area Toll Authority 7.04%, 4/1/50, Series S1-SUB	25,000	40,850

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	50,000	67,121

City of Houston, TX 3.96%, 3/1/47	100,000	111,483

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	51,495

New York City Water & Sewer System 5.44%, 6/15/43	100,000	135,600

Port Authority of New York & New Jersey 5.65%, 11/1/40	100,000	129,660
4.81%, 10/15/65, Series 192	25,000	31,475

Port of Morrow, OR 2.54%, 9/1/40	20,000	18,245

Sales Tax Securitization Corp. 3.82%, 1/1/48	150,000	154,720

State of California 7.55%, 4/1/39	190,000	299,177

State of Mississippi 5.25%, 11/1/34	75,000	90,061

Texas Transportation Commission 2.56%, 4/1/42	20,000	18,217

Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	58,131
4.00%, 10/1/33	20,000	22,601

University of California 3.35%, 7/1/29, Series BD	10,000	10,606
TOTAL MUNICIPAL BONDS (Cost: $1,268,407)		1,239,442

ASSET-BACKED SECURITIES – 0.3%

United States – 0.3%

CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	7,979	7,985

Ford Credit Auto Owner Trust
1.04%, 8/15/24, Series 2020-A, Class A3	40,054	40,010

GM Financial Consumer Automobile Receivables Trust
2.65%, 2/16/24, Series 2019-2, Class A3	3,831	3,848
1.49%, 12/16/24, Series 2020-2, Class A3	36,505	36,550

Honda Auto Receivables Owner Trust
1.83%, 1/18/24, Series 2019-4, Class A3	28,115	28,226
0.82%, 7/15/24, Series 2020-2, Class A3	21,345	21,299

Santander Drive Auto Receivables Trust
0.48%, 7/15/24, Series 2020-4, Class A3	24,452	24,448

Volkswagen Auto Loan Enhanced Valet
1.26%, 10/20/28, Series 2021-1, Class A4	100,000	97,707

World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	500,000	492,728
TOTAL ASSET-BACKED SECURITIES (Cost: $767,069)		752,801

REPURCHASE AGREEMENT – 7.2%

United States – 7.2%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 3/1/22; Proceeds at maturity – $22,060,037 (fully collateralized by Ginnie Mae II Single Family, 2.00% – 4.00% due 1/20/52, Ginnie Mae II Single Family Platinum, 3.50% due 1/20/52; Market value including accrued interest – $23,164,000)

(Cost: $22,060,000)	22,060,000	22,060,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(e)
(Cost: $1,605,325)	1,605,325	1,605,325

TOTAL INVESTMENTS IN SECURITIES – 108.1% (Cost: $335,025,598)		330,000,982

Other Assets less Liabilities – (8.1)%		(24,797,101)

NET ASSETS – 100.0%		$305,203,881

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)

Security, or portion thereof, was on loan at February 28, 2022 (See Note 2). At February 28, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,987,587. The Fund also had securities on loan having a total market value of $22,280 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,102,101. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,496,776.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2022.

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	334	6/30/22	$(71,885,672)	$(259,594)
5 Year U.S. Treasury Note	1,374	6/30/22	(162,518,437)	(1,239,618)
U.S. Treasury Ultra Long Term Bond	196	6/21/22	(36,443,750)	(595,992)
Ultra 10 Year U.S. Treasury Note	338	6/21/22	(47,768,906)	(677,344)
			$(318,616,765)	$(2,772,548)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$87,729,531	$—	$87,729,531
U.S. Government Obligations	—	125,231,722	—	125,231,722
U.S. Corporate Bonds	—	65,454,733	—	65,454,733
Foreign Corporate Bonds	—	9,828,208	—	9,828,208
Foreign Government Agencies	—	2,059,563	—	2,059,563
Foreign Government Obligations	—	3,449,083	—	3,449,083
Supranational Bonds	—	4,589,549	—	4,589,549
Commercial Mortgage-Backed Securities	—	6,001,025	—	6,001,025
Municipal Bonds	—	1,239,442	—	1,239,442
Asset-Backed Securities	—	752,801	—	752,801
Repurchase Agreement	—	22,060,000	—	22,060,000
Investment of Cash Collateral for Securities Loaned	—	1,605,325	—	1,605,325
Total Investments in Securities	$—	$330,000,982	$—	$330,000,982
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,772,548)	$—	$—	$(2,772,548)
Total – Net	$(2,772,548)	$330,000,982	$—	$327,228,434
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2022

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 0.8%

United States – 0.8%

Navient Private Education Refi Loan Trust 3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$283,788

Sofi Consumer Loan Program Trust 3.65%, 2/25/27, Series 2018-1, Class B(a)	30,700	30,781
4.02%, 8/25/27, Series 2018-3, Class B(a)	3,316	3,323
TOTAL ASSET-BACKED SECURITIES (Cost: $328,181)		317,892

COLLATERALIZED LOAN OBLIGATIONS – 4.8%

Cayman Islands – 4.2%

Apidos XXXVI
2.13%, 7/20/34, Series 2021-36A, Class C (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)	350,000	346,145

Ares XLVII Ltd.
1.99%, 4/15/30, Series 2018-47A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 1.75%)(a)(b)	400,000	395,416

LCM 28 Ltd.
2.40%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	396,785

Neuberger Berman Loan Advisers Ltd.
1.95%, 1/20/32, Series 2019-32A, Class CR, (3-month U.S. dollar London Interbank Offered Rate + 1.70%)(a)(b)	500,000	497,031

Total Cayman Islands		1,635,377

Morocco – 0.6%

OCP SA

1.35%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	248,701
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,862,611)		1,884,078

COLLATERALIZED MORTGAGE OBLIGATIONS – 46.6%

Federal Home Loan Mortgage Corp. REMIC 7.40%, 5/15/23, Series 1517, Class J	4,925	5,029
4.50%, 7/15/25, Series 3000, Class BC	21,187	21,774
4.00%, 5/15/28, Series 4669, Class EV	184,013	187,533
6.00%, 7/15/29, Series 2175, Class TH	43,699	47,461
6.00%, 5/15/32, Series 2448, Class ZQ	56,906	62,138
3.00%, 8/15/32, Series 4092, Class AY	200,000	208,898
6.00%, 8/15/32, Series 2485, Class WG	19,869	22,116
5.00%, 11/15/32, Series 2519, Class NU	810,958	864,585
5.50%, 11/15/32, Series 2519, Class ZD	7,668	8,393
5.50%, 11/15/32, Series 2520, Class PH	140,512	155,697
2.50%, 1/15/33, Series 4332, Class CU	74,705	74,834
0.64%, 6/15/34, Series 2812, Class MF^(b)	175,177	176,727
5.50%, 9/15/34, Series 2861, Class Z	9,915	11,175
5.00%, 11/15/34, Series 2893, Class PE	41,107	44,882
6.00%, 11/15/36, Series 3244, Class LZ	256	284
0.50%, 3/15/37, Series 3284, Class LF^(b)	504,590	507,218
5.00%, 1/15/40, Series 3626, Class ME	416,311	455,343
5.00%, 4/15/40, Series 3658, Class CZ	379,003	435,236
4.50%, 9/15/40, Series 3726, Class QZ	324,310	350,047
4.00%, 1/15/41, Series 4179, Class AZ	510,133	542,578
3.50%, 5/15/41, Series 4229, Class MA	67,817	70,041
3.00%, 12/15/41, Series 4273, Class GM	72,409	73,314
2.00%, 1/15/42, Series 4112, Class CP	19,867	19,777
4.50%, 9/15/42, Series 4671, Class JM	76,310	78,543
3.50%, 3/15/43, Series 4402, Class PE	5,331	5,373
3.00%, 5/15/43, Series 4322, Class DJ	82,152	82,821
3.00%, 6/15/44, Series 4483, Class CA	212,328	214,691
2.25%, 8/15/44, Series 4406, Class AC	79,335	78,285
3.50%, 9/15/46, Series 4774, Class LP	93,825	96,094
3.00%, 4/25/49, Series 4908, Class BD	323,476	327,299

Federal Home Loan Mortgage Corp. STACR Debt Notes
2.49%, 9/25/30, Series 2018-HQA1, Class M2^(b)	151,783	153,228

Federal Home Loan Mortgage Corp. STRIPS 3.00%, 9/15/42, Series 280, Class 30	361,559	373,866

Federal National Mortgage Association REMIC 6.68%, 1/25/23, Series G93-1, Class K	1,470	1,488
6.00%, 8/25/23, Series 1996-8, Class C	3,064	3,111
6.50%, 9/25/23, Series 1993-169, Class L	7,988	8,255
3.50%, 8/25/26, Series 2011-80, Class HE	213,084	218,828
2.00%, 11/25/30, Series 2015-93, Class AD	170,274	171,627
6.50%, 10/25/31, Series 2001-52, Class YZ	1,152	1,303
3.00%, 6/25/33, Series 2014-36, Class QA	56,170	56,986
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	103,290
4.50%, 10/25/34, Series 2004-75, Class ZG	6,929	7,461
0.44%, 5/25/35, Series 2005-40, Class FB^(b)	91,622	91,317
4.75%, 8/25/35, Series 2005-80, Class SZ	109,314	119,025
6.00%, 7/25/36, Series 2006-62, Class PZ	135,362	191,235
4.50%, 10/25/36, Series 2009-19, Class PW	36,572	39,435
0.44%, 12/25/36, Series 2006-120, Class PF^(b)	81,985	81,624
5.50%, 2/25/37, Series 2007-6, Class PA	15,606	16,402
4.25%, 4/25/37, Series 2007-30, Class ZM	257,964	295,913
5.00%, 4/25/37, Series 2007-26, Class JZ	229,989	250,345
5.00%, 3/25/38, Series 2008-16, Class EA	6,794	7,443
6.00%, 8/25/39, Series 2009-62, Class Z	273,735	314,982
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	130,606
5.00%, 7/25/40, Series 2010-80, Class PZ	268,475	300,782
5.00%, 9/25/40, Series 2010-102, Class PN	165,658	179,421
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	400,073
3.00%, 2/25/41, Series 2011-134, Class NJ	75,842	76,667
2.50%, 5/25/41, Series 2012-131, Class DZ	16,407	16,369
5.00%, 6/25/41, Series 2011-52, Class GB	164,298	180,776
2.50%, 9/25/41, Series 2011-127, Class JC	27,890	27,751
5.25%, 9/25/41, Series 2011-84, Class PZ	346,667	387,416
3.00%, 3/25/42, Series 2016-21, Class BA	55,962	56,231
1.75%, 6/25/42, Series 2013-37, Class JA	176,322	175,744
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	229,425
3.00%, 2/25/43, Series 2013-1, Class JZ	79,149	77,995
3.00%, 3/25/44, Series 2015-42, Class CA	223,810	225,635
3.00%, 4/25/45, Series 2015-23, Class HZ	492,112	505,777

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2022

Investments	Principal Amount	Value
3.00%, 3/25/46, Series 2016-9, Class D	$174,431	$177,730
3.00%, 4/25/46, Series 2018-3, Class PA	189,672	193,933
2.50%, 9/25/46, Series 2016-63, Class CA	52,245	51,659

Government National Mortgage Association 5.00%, 7/16/33, Series 2003-60, Class ZG	124,551	132,914
5.00%, 4/20/34, Series 2004-31, Class ZB	210,548	224,730
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	172,127
5.50%, 4/20/37, Series 2007-24, Class PC	62,151	64,647
5.50%, 5/20/38, Series 2008-42, Class QB	66,450	72,192
2.00%, 8/20/39, Series 2011-52, Class KY	68,240	68,074
5.50%, 9/16/39, Series 2009-76, Class XA, REMIC	425,664	496,740
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	256,142	271,033
3.00%, 7/16/41, Series 2011-135, Class WH	131,648	130,700
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	148,414
4.00%, 3/20/44, Series 2014-43, Class Z	615,269	694,148
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	272,367
3.00%, 11/20/45, Series 2015-165, Class ZE	120,595	125,817

JP Morgan Mortgage Trust
3.60%, 5/25/45, Series 2015-3, Class B3^(a)(b)	133,749	132,727
3.91%, 12/25/48, Series 2018-6, Class B2^(a)(b)	272,281	267,678
3.45%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	287,462	282,356
4.42%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	222,231	221,376
3.70%, 11/25/50, Series 2020-4, Class B2^(a)(b)	289,719	285,016
3.61%, 12/25/50, Series 2020-5, Class B1^(a)(b)	483,647	479,899

Provident Funding Mortgage Trust
3.27%, 2/25/50, Series 2020-1, Class B1^(a)(b)	382,319	376,395

RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	164,217	163,163

Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	626,457	625,520
4.75%, 5/25/57, Series 2018-1, Class M^(b)	300,000	302,440
2.50%, 5/25/60, Series 2020-3, Class M5TU	174,487	174,506

Seasoned Loans Structured Transaction Trust 3.50%, 6/25/28, Series 2018-1, Class A1	193,912	198,582
2.75%, 9/25/29, Series 2019-2, Class A2C	495,000	507,240

Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	29,484	29,670

Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	296,166
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $18,922,568)		18,345,977

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%

United States – 4.8%

Bank
1.35%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,457,745	420,417
2.90%, 6/15/64, Series 2021-BN35, Class C^(b)	350,000	326,154

Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	313,163

Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	205,627

Federal Home Loan Mortgage Corp. Multiclass Certificates
1.84%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	437,082	67,036

Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,240,820	360,907

WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	197,439
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,959,152)		1,890,743

U.S. GOVERNMENT AGENCIES – 41.2%

Federal Home Loan Mortgage Corporation – 5.8%
4.00%, 1/1/42	265,297	284,761
3.00%, 11/15/42	395,811	405,749
3.50%, 8/1/46	270,327	283,707
3.50%, 9/1/47	338,964	353,716
2.00%, 1/1/52	997,573	959,409

Total Federal Home Loan Mortgage Corporation		2,287,342

Federal National Mortgage Association – 6.2%
4.00%, 11/1/43	309,877	332,508
4.00%, 5/1/47	251,162	266,997
4.00%, 12/1/47	256,117	272,274
4.00%, 10/1/48	930,543	997,247
4.00%, 4/1/55	443,974	484,893
4.50%, 6/1/56	82,632	90,262

Total Federal National Mortgage Association		2,444,181

Government National Mortgage Association – 17.3%
3.50%, 7/20/47	519,131	545,860
4.50%, 5/20/49	82,652	86,782
2.50%, 3/1/52(d)	3,690,000	3,687,261
3.00%, 4/1/52(d)	2,450,000	2,485,123

Total Government National Mortgage Association		6,805,026

Uniform Mortgage-Backed Securities – 11.9%
2.00%, 3/1/52(d)	1,588,000	1,523,364
2.50%, 3/1/52(d)	3,199,000	3,156,388

Total Uniform Mortgage-Backed Securities		4,679,752
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $16,216,224)		16,216,301

TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $39,288,736)		38,654,991

Other Assets less Liabilities – 1.8%		711,788

NET ASSETS – 100.0%		$39,366,779

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2022

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	4	6/21/22	$(509,750)	$(4,844)
Long Exposure
U.S. Treasury Long Bond	6	6/21/22	$940,125	$14,430
U.S. Treasury Ultra Long Term Bond	2	6/21/22	371,875	5,196
			$1,312,000	$19,626
Total – Net			$802,250	$14,782

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$317,892	$—	$317,892
Collateralized Loan Obligations	—	1,884,078	—	1,884,078
Collateralized Mortgage Obligations	—	18,345,977	—	18,345,977
Commercial Mortgage-Backed Securities	—	1,890,743	—	1,890,743
U.S. Government Agencies	—	16,216,301	—	16,216,301
Total Investments in Securities	$—	$38,654,991	$—	$38,654,991
Financial Derivative Instruments
Futures Contracts[1]	$19,626	$—	$—	$19,626
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,844)	$—	$—	$(4,844)
Total – Net	$14,782	$38,654,991	$—	$38,669,773
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 48.0%

Federal Farm Credit Bank – 0.5%
2.02%, 4/1/31	$2,000,000	$1,920,300
1.79%, 6/22/35	500,000	455,620
1.65%, 7/23/35	1,500,000	1,330,980
1.95%, 8/13/40	1,500,000	1,302,495

Total Federal Farm Credit Bank		5,009,395

Federal Home Loan Bank – 1.0%
3.25%, 11/16/28	1,200,000	1,298,892
5.50%, 7/15/36	6,500,000	8,990,930

Total Federal Home Loan Bank		10,289,822

Federal Home Loan Mortgage Corporation – 7.9%
6.75%, 9/15/29, Series GDIF	280,000	376,748
2.50%, 4/1/30	1,815,492	1,845,502
3.00%, 5/1/30	542,445	557,065
6.75%, 3/15/31	5,500,000	7,594,620
6.25%, 7/15/32	13,659,000	18,901,324
3.00%, 1/1/33	1,387,688	1,429,556
3.00%, 5/1/33	1,905,078	1,954,373
4.00%, 11/1/33	37,049	38,409
5.50%, 12/1/33	266,818	296,072
6.50%, 3/1/36	176,946	198,482
5.00%, 6/1/37	1,545	1,703
6.00%, 9/1/37	141,838	159,230
2.28%, 11/15/38, Series 1(a)	200,000	131,434
5.50%, 2/1/40	5,855	6,573
4.50%, 8/1/40	108,082	116,966
4.00%, 11/1/40	8,397	8,943
5.00%, 3/1/41	173,748	191,505
5.50%, 6/1/41	174,370	195,442
5.00%, 7/1/41	5,012	5,533
3.50%, 10/1/41	129,594	135,802
3.50%, 2/1/42	117,942	123,590
5.00%, 2/1/42	227,025	250,445
4.00%, 4/1/42	403,837	430,167
4.50%, 5/1/42	177,158	191,643
3.50%, 6/1/42	30,066	31,486
3.50%, 7/1/42	144,547	151,371
3.50%, 8/1/42	135,751	142,160
3.50%, 9/1/42	167,726	175,733
3.00%, 3/1/43	247,624	254,836
3.00%, 4/1/43	155,346	159,870
3.00%, 7/1/43	670,012	690,397
3.50%, 7/1/43	194,869	203,982
3.00%, 8/1/43	47,468	48,850
4.00%, 8/1/43	16,047	17,099
3.50%, 1/1/44	1,029,228	1,078,186
3.00%, 2/1/44	114,989	118,406
3.50%, 2/1/44	80,217	83,968
4.00%, 3/1/44	29,783	31,604
4.00%, 4/1/44	309,084	329,257
3.50%, 5/1/44	118,846	124,428
4.00%, 5/1/44	108,866	115,522
4.50%, 5/1/44	6,558	7,068
4.50%, 7/1/44	93,772	101,073
4.00%, 8/1/44	394,766	422,990
3.50%, 10/1/44	12,257	12,837
4.50%, 11/1/44	92,784	100,005
3.50%, 12/1/44	157,100	164,538
3.50%, 1/1/45	32,001	33,500
4.00%, 2/1/45	53,985	57,119
4.00%, 3/1/45	7,443	7,876
3.00%, 4/1/45	10,768	11,027
4.00%, 4/1/45	34,126	36,086
3.00%, 5/1/45	44,426	45,521
3.50%, 5/1/45	69,733	72,727
3.50%, 6/1/45	34,727	36,197
4.00%, 6/1/45	100,905	106,763
3.00%, 7/1/45	11,610	11,889
3.00%, 8/1/45	49,530	50,751
3.50%, 8/1/45	485,484	506,333
4.00%, 9/1/45	55,622	58,817
3.50%, 10/1/45	68,578	71,523
4.00%, 10/1/45	59,246	62,686
3.50%, 11/1/45	33,689	35,136
4.00%, 11/1/45	47,957	50,741
4.50%, 11/1/45	392,848	423,254
3.00%, 12/1/45	45,385	46,504
4.50%, 12/1/45	134,945	145,447
4.00%, 1/1/46	16,182	17,172
4.00%, 2/1/46	77,217	81,689
4.00%, 3/1/46	60,539	63,810
3.00%, 4/1/46	211,775	216,760
3.50%, 4/1/46	315,194	328,430
4.50%, 4/1/46	370,335	400,032
3.50%, 5/1/46	63,394	66,083
3.00%, 6/1/46	48,468	49,640
3.00%, 9/1/46	1,093,859	1,121,819
3.50%, 9/1/46	86,040	89,690
2.50%, 10/1/46	51,697	51,729
3.00%, 10/1/46	62,621	64,156
3.50%, 10/1/46	34,147	35,595
3.00%, 11/1/46	454,258	464,950
3.50%, 11/1/46	12,244	12,763
4.00%, 11/1/46	24,586	25,915
4.50%, 11/1/46	251,547	271,124
3.00%, 12/1/46	198,266	202,933
3.00%, 1/1/47	355,638	364,094
4.00%, 1/1/47	105,672	111,382
4.50%, 1/1/47	348,239	375,192
3.00%, 2/1/47	311,587	318,985
3.00%, 4/1/47	437,159	447,515
3.50%, 4/1/47	138,408	143,450
4.00%, 4/1/47	75,358	79,238
4.00%, 5/1/47	60,353	63,461
4.50%, 5/1/47	15,189	16,123
4.00%, 6/1/47	91,178	95,873
3.50%, 7/1/47	93,209	96,665
4.00%, 7/1/47	162,339	170,616
3.50%, 8/1/47	94,769	98,282
4.00%, 8/1/47	343,632	361,153
4.50%, 8/1/47	83,033	88,133
3.50%, 9/1/47	227,568	236,001
4.50%, 9/1/47	112,689	119,611
4.00%, 10/1/47	276,508	290,607

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
4.50%, 10/1/47	$44,185	$46,900
3.50%, 11/1/47	314,339	325,878
3.50%, 1/1/48	83,972	87,031
4.50%, 2/1/48	64,247	68,193
3.00%, 9/1/48	140,387	143,692
4.00%, 9/1/48	61,966	64,966
4.00%, 10/1/48	364,644	383,784
4.50%, 10/1/48	158,407	168,097
3.00%, 12/1/48	65,664	67,091
4.50%, 2/1/49	656,250	697,452
4.50%, 3/1/49	27,132	28,791
5.00%, 3/1/49	16,645	17,958
4.50%, 5/1/49	104,197	110,469
4.00%, 7/1/49	583,960	619,042
4.50%, 7/1/49	113,785	120,633
5.50%, 7/1/49	95,721	103,451
3.50%, 8/1/49	378,401	392,023
3.00%, 10/1/49	637,129	647,230
5.00%, 10/1/49	945,163	1,019,123
5.50%, 10/1/49	230,001	252,412
3.00%, 12/1/49	617,215	626,836
3.00%, 2/1/50	460,357	467,192
3.00%, 3/1/50	347,615	352,838
3.00%, 4/1/50	1,934,226	1,959,718
2.50%, 5/1/50	610,923	605,603
3.00%, 5/1/50	69,883	70,631
2.50%, 6/1/50	1,006,315	997,217
4.00%, 6/1/50	646,908	675,376
2.50%, 7/1/50	288,197	285,514
3.50%, 7/1/50	28,086	28,936
2.50%, 8/1/50	1,194,447	1,183,420
2.50%, 9/1/50	2,815,420	2,788,785
2.00%, 1/1/51	897,953	865,605
1.50%, 2/1/51	1,496,650	1,391,368
2.50%, 2/1/51	768,306	760,387
2.00%, 3/1/51	274,999	264,409
2.00%, 4/1/51	1,596,300	1,532,624
2.00%, 5/1/51	1,961,045	1,883,389
2.50%, 5/1/51	453,522	448,418
1.50%, 6/1/51	2,250,059	2,089,788
2.00%, 9/1/51	967,831	929,225
2.50%, 9/1/51	1,869,140	1,846,884
1.50%, 10/1/51	1,374,980	1,276,477
2.00%, 10/1/51	2,546,081	2,447,463
1.50%, 11/1/51	984,478	913,849
2.00%, 11/1/51	983,897	944,939
3.00%, 12/1/51	589,811	596,597
3.50%, 12/1/51	666,609	687,578

Total Federal Home Loan Mortgage Corporation		82,902,643

Federal National Mortgage Association – 13.4%
4.00%, 9/1/25	626,264	649,568
1.88%, 9/24/26	60,000	60,271
0.75%, 10/8/27	60,000	56,425
2.50%, 11/1/30	287,211	291,967
6.63%, 11/15/30	1,945,000	2,638,217
2.50%, 1/1/32	660,545	671,483
2.50%, 2/1/32	112,301	114,186
3.00%, 5/1/32	186,243	191,859
2.50%, 6/1/32	801,606	815,060
6.00%, 9/1/32	138,024	154,326
3.00%, 11/1/32	182,509	188,013
6.00%, 12/1/32	267,598	291,733
2.50%, 1/1/33	283,489	288,166
5.00%, 8/1/33	214,783	234,332
5.50%, 10/1/35	27,841	31,030
5.50%, 4/1/37	259,705	288,736
5.63%, 7/15/37	3,545,000	4,972,891
5.00%, 5/1/38	8,904	9,817
6.00%, 5/1/38	24,759	28,091
5.50%, 6/1/38	72,779	81,455
5.50%, 11/1/38	1,834	2,060
4.00%, 8/1/39	49,449	52,646
4.50%, 9/1/39	272,827	295,130
5.00%, 9/1/39	148,352	163,633
4.50%, 11/1/39	77,462	83,795
5.50%, 4/1/40	10,827	12,070
4.50%, 8/1/40	165,847	179,370
4.50%, 9/1/40	107,542	116,311
4.00%, 10/1/40	89,590	95,366
4.00%, 12/1/40	19,973	21,307
3.50%, 1/1/41	152,662	159,895
4.00%, 1/1/41	15,133	16,109
4.00%, 2/1/41	455,147	484,488
4.50%, 2/1/41	48,426	52,375
4.00%, 3/1/41	366,310	389,918
6.00%, 7/1/41	378,729	429,028
4.50%, 8/1/41	132,408	143,152
4.00%, 9/1/41	42,302	45,029
4.50%, 9/1/41	161,877	175,077
5.50%, 9/1/41	39,397	44,189
4.00%, 10/1/41	605,025	650,366
4.00%, 11/1/41	78,068	83,099
4.00%, 12/1/41	72,593	77,638
4.00%, 1/1/42	131,241	139,699
4.50%, 1/1/42	118,888	128,582
6.00%, 1/1/42	229,707	260,720
4.00%, 3/1/42	183,130	194,931
4.00%, 5/1/42	19,883	21,165
3.50%, 6/1/42	235,196	246,288
4.00%, 6/1/42	295,901	314,971
4.00%, 9/1/42	217,703	234,793
3.00%, 10/1/42	271,112	278,868
4.00%, 12/1/42	71,019	75,596
2.50%, 2/1/43	162,799	163,578
4.00%, 2/1/43	111,345	118,523
2.50%, 3/1/43	13,998	14,065
3.00%, 4/1/43	436,158	448,839
2.50%, 5/1/43	52,457	52,696
3.00%, 5/1/43	108,891	112,057
3.50%, 5/1/43	27,191	28,448
3.00%, 6/1/43	274,954	283,148
3.00%, 7/1/43	406,186	419,181
3.50%, 7/1/43	990,556	1,042,088
3.00%, 8/1/43	1,531,983	1,579,216
3.50%, 8/1/43	605,680	633,668
4.00%, 8/1/43	31,359	33,409

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
3.00%, 9/1/43	$2,061,960	$2,121,912
4.00%, 9/1/43	207,811	221,504
4.50%, 9/1/43	17,354	18,769
3.50%, 10/1/43	129,340	135,317
3.50%, 11/1/43	208,660	218,501
4.00%, 11/1/43	259,847	277,902
3.50%, 12/1/43	283,478	296,848
4.00%, 1/1/44	405,814	434,080
4.00%, 2/1/44	113,038	120,427
4.00%, 3/1/44	86,935	92,239
4.50%, 5/1/44	78,578	84,706
3.50%, 6/1/44	116,108	121,590
4.00%, 6/1/44	39,530	42,053
4.00%, 7/1/44	476,951	506,657
3.50%, 8/1/44	22,386	23,425
4.00%, 8/1/44	31,846	33,788
4.00%, 9/1/44	109,809	116,508
3.00%, 10/1/44	361,726	372,244
4.00%, 11/1/44	184,558	196,320
5.00%, 11/1/44	142,063	156,658
4.00%, 12/1/44	74,438	79,044
3.00%, 1/1/45	4,006	4,111
3.50%, 2/1/45	765,591	801,698
4.00%, 2/1/45	400,270	425,961
4.50%, 2/1/45	435,060	470,288
3.00%, 4/1/45	94,885	97,164
3.00%, 5/1/45	354,577	364,886
3.00%, 6/1/45	102,310	104,768
3.50%, 6/1/45	93,014	96,943
4.00%, 6/1/45	496,929	527,783
3.50%, 7/1/45	650,657	678,136
3.50%, 8/1/45	410,853	431,050
3.50%, 9/1/45	962,192	1,002,828
4.00%, 9/1/45	123,619	130,721
3.00%, 10/1/45	42,661	43,686
3.50%, 10/1/45	60,629	63,189
4.00%, 10/1/45	184,086	194,661
4.50%, 10/1/45	120,382	130,150
3.00%, 11/1/45	37,983	38,896
4.00%, 11/1/45	52,720	55,748
3.00%, 12/1/45	711,470	731,187
3.50%, 12/1/45	70,973	73,971
3.50%, 1/1/46	1,369,470	1,427,308
4.00%, 1/1/46	90,178	95,826
3.00%, 2/1/46	99,500	101,891
3.50%, 2/1/46	305,188	317,967
3.50%, 3/1/46	1,531,359	1,602,312
4.00%, 3/1/46	28,532	30,171
3.00%, 4/1/46	462,215	473,319
3.50%, 4/1/46	594,264	619,121
3.50%, 5/1/46	148,293	154,495
4.50%, 5/1/46	38,899	41,899
3.00%, 6/1/46	619,649	635,765
3.50%, 6/1/46	56,321	58,677
3.50%, 7/1/46	253,620	264,228
4.00%, 7/1/46	39,917	42,050
2.50%, 8/1/46	14,673	14,672
3.00%, 8/1/46	96,700	98,977
2.50%, 9/1/46	19,084	19,083
3.00%, 9/1/46	477,022	488,256
4.00%, 9/1/46	533,812	568,539
2.50%, 10/1/46	23,722	23,721
3.00%, 10/1/46	1,055,032	1,079,876
4.00%, 10/1/46	82,441	86,847
2.50%, 11/1/46	18,846	18,846
3.00%, 11/1/46	1,439,852	1,473,806
2.50%, 12/1/46	43,270	43,269
3.00%, 12/1/46	930,490	952,401
3.50%, 12/1/46	947,954	990,067
2.50%, 1/1/47	52,786	52,784
3.00%, 1/1/47	180,199	184,442
3.50%, 1/1/47	322,412	335,897
4.00%, 1/1/47	91,635	96,532
4.50%, 1/1/47	79,301	84,707
5.50%, 1/1/47	288,164	321,374
3.00%, 2/1/47	597,246	611,310
3.50%, 2/1/47	2,898,424	3,027,223
4.00%, 2/1/47	513,742	545,083
4.50%, 3/1/47	50,359	53,413
3.00%, 4/1/47	1,051,514	1,076,275
4.00%, 4/1/47	111,359	117,017
4.50%, 4/1/47	133,485	141,582
3.00%, 5/1/47	601,347	617,089
3.50%, 5/1/47	229,017	238,597
4.00%, 5/1/47	387,098	407,367
4.50%, 5/1/47	835,450	899,705
4.00%, 6/1/47	329,160	346,758
3.50%, 7/1/47	1,230,128	1,289,249
4.00%, 7/1/47	265,904	280,326
4.50%, 7/1/47	221,654	235,099
5.00%, 7/1/47	224,573	247,610
3.50%, 8/1/47	170,163	176,781
4.00%, 8/1/47	925,692	974,910
3.00%, 9/1/47	677,753	693,610
3.50%, 9/1/47	279,013	289,183
4.00%, 9/1/47	137,915	144,924
4.50%, 9/1/47	136,673	144,962
3.50%, 10/1/47	64,421	66,769
4.00%, 10/1/47	166,954	175,437
4.50%, 10/1/47	151,752	160,956
3.50%, 11/1/47	159,490	165,304
4.00%, 11/1/47	536,214	563,463
4.50%, 11/1/47	197,943	209,948
3.00%, 12/1/47	238,728	243,949
3.50%, 12/1/47	108,750	113,299
4.00%, 12/1/47	197,508	207,545
3.00%, 1/1/48	860,693	879,515
3.50%, 1/1/48	941,779	976,108
3.00%, 2/1/48	103,090	105,344
3.50%, 2/1/48	527,143	546,358
4.50%, 4/1/48	15,864	16,823
4.00%, 5/1/48	250,867	264,498
5.00%, 5/1/48	114,901	123,914
4.00%, 6/1/48	76,987	80,664
4.50%, 6/1/48	24,328	25,797
5.00%, 6/1/48	26,076	28,108
3.50%, 7/1/48	164,622	171,575

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
4.00%, 7/1/48	$299,337	$313,635
4.50%, 7/1/48	109,541	116,184
3.00%, 8/1/48	789,175	809,835
3.50%, 8/1/48	228,373	239,024
4.50%, 8/1/48	211,585	224,781
5.00%, 8/1/48	109,545	118,082
3.00%, 9/1/48	216,912	222,020
4.00%, 9/1/48	837,282	879,000
4.00%, 10/1/48	1,657,050	1,755,463
3.00%, 11/1/48	1,266,751	1,296,757
3.50%, 11/1/48	1,180,646	1,223,681
4.00%, 11/1/48	171,507	181,210
4.50%, 11/1/48	270,096	287,648
5.00%, 11/1/48	126,780	136,660
4.50%, 12/1/48	347,118	368,085
3.50%, 1/1/49	138,268	143,408
4.00%, 1/1/49	216,743	227,757
4.50%, 1/1/49	324,745	344,441
5.00%, 2/1/49	179,129	193,088
4.00%, 3/1/49	50,461	52,681
4.50%, 3/1/49	236,896	251,161
5.00%, 3/1/49	13,801	14,876
4.00%, 4/1/49	280,380	292,714
4.50%, 4/1/49	112,670	119,439
3.50%, 5/1/49	52,924	54,751
4.00%, 5/1/49	749,736	790,201
4.50%, 5/1/49	175,176	185,701
3.50%, 6/1/49	528,009	547,820
4.00%, 7/1/49	162,202	169,337
3.50%, 8/1/49	1,004,577	1,040,821
4.00%, 8/1/49	311,590	325,297
3.00%, 9/1/49	1,044,451	1,061,137
3.00%, 10/1/49	526,901	534,256
4.00%, 10/1/49	171,389	178,929
4.50%, 10/1/49	162,315	172,066
2.50%, 11/1/49	1,598,332	1,588,863
3.00%, 12/1/49	818,022	829,442
3.00%, 1/1/50	1,128,747	1,145,023
3.00%, 2/1/50	897,296	911,510
4.50%, 2/1/50	147,420	156,277
3.00%, 3/1/50	1,942,236	1,964,978
3.50%, 3/1/50	277,335	287,518
4.00%, 3/1/50	186,742	195,661
5.00%, 3/1/50	605,681	655,222
2.50%, 4/1/50	1,498,131	1,484,534
3.50%, 4/1/50	303,685	314,462
5.50%, 4/1/50	166,794	186,526
2.50%, 5/1/50	2,235,180	2,215,892
3.50%, 5/1/50	720,709	745,843
2.50%, 6/1/50	3,106,836	3,078,655
2.50%, 7/1/50	344,584	341,403
3.00%, 7/1/50	558,009	563,981
3.50%, 7/1/50	203,898	211,861
2.50%, 8/1/50	2,722,082	2,696,954
3.00%, 8/1/50	769,583	777,820
2.00%, 9/1/50	1,540,825	1,485,324
2.50%, 9/1/50	1,092,137	1,083,346
2.00%, 10/1/50	7,433,295	7,165,545
3.00%, 10/1/50	504,306	509,704
1.50%, 11/1/50	1,023,812	951,789
2.50%, 11/1/50	322,054	318,958
3.50%, 11/1/50	250,623	258,210
1.50%, 12/1/50	2,590,222	2,408,006
2.00%, 12/1/50	4,259,686	4,106,251
2.50%, 12/1/50	1,496,194	1,481,463
2.00%, 1/1/51	920,940	887,768
2.00%, 2/1/51	4,579,335	4,412,231
2.50%, 2/1/51	742,153	734,077
3.00%, 4/1/51	353,006	356,838
2.00%, 5/1/51	701,039	673,932
2.50%, 5/1/51	1,856,277	1,833,174
1.50%, 6/1/51	1,106,844	1,028,818
2.00%, 6/1/51	699,909	672,882
2.00%, 7/1/51	570,323	548,762
2.50%, 7/1/51	1,979,083	1,955,699
2.00%, 8/1/51	587,197	564,751
2.50%, 8/1/51	672,226	664,485
3.00%, 8/1/51	951,881	965,500
2.00%, 9/1/51	2,045,132	1,963,546
2.00%, 10/1/51	986,101	947,947
2.50%, 10/1/51	588,519	581,557
3.00%, 11/1/51	197,399	199,638
2.00%, 12/1/51	962,066	924,276
2.50%, 12/1/51	322,063	318,304
3.00%, 1/1/52	249,168	252,781
3.00%, 2/1/52	199,160	201,511

Total Federal National Mortgage Association		140,956,539

Government National Mortgage Association – 9.8%
4.00%, 11/20/40	1,498,610	1,610,275
3.50%, 12/20/42	1,380,426	1,464,550
2.50%, 3/20/43	105,822	106,852
3.50%, 4/20/45	72,658	76,096
3.50%, 12/20/45	665,296	696,770
3.50%, 1/20/46	262,640	275,065
3.00%, 9/20/46	297,793	305,705
4.00%, 10/20/46	2,232,398	2,363,685
3.00%, 1/20/47	292,403	300,172
2.50%, 2/20/47	66,350	66,965
3.00%, 2/20/47	350,144	359,448
4.00%, 7/20/47	856,848	899,465
4.50%, 8/20/47	396,751	423,164
3.00%, 9/20/47	77,779	79,686
3.50%, 10/20/47	76,050	79,103
3.00%, 12/20/47	92,662	94,934
3.50%, 1/20/48	252,522	262,658
4.00%, 1/20/48	343,274	360,348
3.00%, 3/20/48	119,198	122,120
3.50%, 3/20/48	435,504	452,985
3.50%, 4/20/48	184,561	191,969
4.50%, 5/20/48	1,032,047	1,099,015
4.50%, 6/20/48	979,696	1,028,457
4.00%, 8/20/48	688,756	720,934
3.50%, 9/20/48	88,664	92,223
3.50%, 1/20/49	19,768	20,562
4.00%, 2/20/49	90,965	95,215
4.50%, 2/20/49	161,564	169,605

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
3.50%, 3/20/49	$164,621	$170,954
4.00%, 3/20/49	860,388	900,584
4.50%, 3/20/49	38,478	40,393
5.00%, 9/20/49	31,339	33,533
4.50%, 10/20/49	140,898	147,911
3.00%, 1/20/50	49,104	50,040
3.50%, 1/20/50	68,400	70,791
5.00%, 1/20/50	25,032	26,785
3.50%, 2/20/50	26,248	27,166
3.50%, 4/20/50	9,568	9,893
4.00%, 4/20/50	35,904	37,345
2.50%, 5/15/50	117,177	117,092
5.00%, 5/20/50	8,449	9,046
3.00%, 6/20/50	315,779	321,434
3.50%, 6/20/50	173,180	178,824
4.00%, 6/20/50	131,628	136,908
2.50%, 7/15/50	70,749	70,698
3.00%, 7/20/50	96,503	98,236
3.00%, 8/20/50	129,658	131,994
4.50%, 8/20/50	90,298	94,793
3.50%, 12/20/50	155,390	160,477
2.00%, 3/20/51	693,809	679,032
4.00%, 3/20/51	378,660	393,852
2.50%, 4/20/51	813,204	813,518
2.50%, 5/20/51	44,820	44,837
2.00%, 7/20/51	1,925,398	1,884,390
2.50%, 7/20/51	955,251	955,620
3.00%, 7/20/51	550,270	559,999
3.50%, 7/20/51	1,460,343	1,508,797
2.50%, 8/20/51	963,672	964,044
2.00%, 10/20/51	394,077	385,684
3.50%, 10/20/51	1,467,958	1,517,373
2.00%, 12/20/51	223,701	218,937
2.50%, 1/20/52	149,560	149,617
2.00%, 3/1/52(b)	23,675,000	23,141,894
2.50%, 3/1/52(b)	24,300,000	24,278,987
3.00%, 3/1/52(b)	18,100,000	18,399,649
3.50%, 3/1/52(b)	8,125,000	8,382,114
4.50%, 3/1/52(b)	550,000	576,162
5.00%, 3/1/52(b)	800,000	846,630
2.00%, 4/21/52(b)	700,000	683,030

Total Government National Mortgage Association		103,037,089

Tennessee Valley Authority – 4.8%
4.70%, 7/15/33, Series B	3,450,000	4,257,680
4.65%, 6/15/35	2,250,000	2,799,585
5.88%, 4/1/36	4,350,000	6,107,792
6.15%, 1/15/38	100,000	146,512
5.50%, 6/15/38	2,000,000	2,735,200
5.25%, 9/15/39	8,326,000	11,198,553
3.50%, 12/15/42	5,519,000	6,147,007
4.88%, 1/15/48	1,995,000	2,734,686
5.38%, 4/1/56	3,790,000	5,881,246
4.63%, 9/15/60	2,700,000	3,798,495
4.25%, 9/15/65	3,350,000	4,459,721

Total Tennessee Valley Authority		50,266,477

Uniform Mortgage-Backed Securities – 10.6%
1.50%, 3/1/52(b)	2,700,000	2,502,552
2.00%, 3/1/52(b)	65,725,000	63,030,112
2.50%, 3/1/52(b)	40,725,000	40,174,964
3.00%, 3/1/52(b)	1,500,000	1,514,941
2.00%, 4/1/52(b)	1,200,000	1,148,938
2.50%, 4/1/52(b)	2,400,000	2,362,605
3.00%, 4/1/52(b)	325,000	327,382

Total Uniform Mortgage-Backed Securities		111,061,494
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $516,659,619)		503,523,459

U.S. GOVERNMENT OBLIGATIONS – 19.5%

U.S. Treasury Bonds – 3.8%
7.13%, 2/15/23	55,000	58,178
6.25%, 8/15/23	175,000	187,578
7.50%, 11/15/24	175,000	202,651
6.25%, 5/15/30	150,000	200,848
0.63%, 8/15/30	3,200,000	2,902,250
5.38%, 2/15/31	475,000	615,570
4.50%, 2/15/36	710,000	939,863
4.38%, 2/15/38	290,000	384,794
4.50%, 5/15/38	580,000	780,327
3.50%, 2/15/39	85,000	102,325
4.25%, 5/15/39	480,000	631,500
4.50%, 8/15/39	476,000	645,017
4.38%, 11/15/39	525,000	701,121
4.63%, 2/15/40	245,000	336,530
4.38%, 5/15/40	625,000	835,889
1.13%, 8/15/40	750,000	621,797
3.88%, 8/15/40	178,000	223,613
1.38%, 11/15/40	860,000	744,102
4.25%, 11/15/40	150,000	197,156
1.88%, 2/15/41	1,300,000	1,223,219
4.75%, 2/15/41	175,000	244,357
2.25%, 5/15/41	775,000	773,305
4.38%, 5/15/41	165,000	220,842
1.75%, 8/15/41	1,450,000	1,331,055
3.75%, 8/15/41	99,000	122,729
2.00%, 11/15/41	1,500,000	1,437,305
3.13%, 11/15/41	600,000	683,531
3.13%, 2/15/42	515,000	588,025
3.00%, 5/15/42	200,000	224,172
2.75%, 8/15/42	153,000	164,834
2.75%, 11/15/42	750,000	807,656
3.13%, 2/15/43	100,000	113,922
2.88%, 5/15/43	414,000	454,074
3.63%, 8/15/43	249,000	305,375
3.75%, 11/15/43	185,000	231,250
3.63%, 2/15/44	240,000	294,919
3.38%, 5/15/44	1,040,000	1,234,756
3.13%, 8/15/44	300,000	343,078
3.00%, 11/15/44	500,000	561,328
2.50%, 2/15/45	500,000	516,406
3.00%, 5/15/45	470,000	528,420
2.88%, 8/15/45	305,000	336,525
3.00%, 11/15/45	500,000	563,984
2.50%, 2/15/46	565,000	585,216
2.50%, 5/15/46	560,000	580,213
2.25%, 8/15/46	525,000	519,586
2.88%, 11/15/46	440,000	488,331

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
3.00%, 2/15/47	$390,000	$443,046
3.00%, 5/15/47	100,000	113,891
2.75%, 8/15/47	350,000	383,441
2.75%, 11/15/47	410,000	449,430
3.00%, 2/15/48	405,000	466,098
3.13%, 5/15/48	625,000	736,670
3.00%, 8/15/48	295,000	340,379
3.38%, 11/15/48	515,000	636,105
3.00%, 2/15/49	480,000	557,325
2.25%, 8/15/49	510,000	514,144
2.00%, 2/15/50	455,000	435,769
1.38%, 8/15/50	680,000	560,203
1.63%, 11/15/50	1,550,000	1,358,551
1.88%, 2/15/51	1,550,000	1,443,316
2.38%, 5/15/51	1,750,000	1,826,289
2.00%, 8/15/51	1,200,000	1,152,281
1.88%, 11/15/51	1,750,000	1,633,926

Total U.S. Treasury Bonds		39,840,386

U.S. Treasury Notes – 15.7%
1.63%, 11/15/22	200,000	201,105
0.13%, 11/30/22	100,000	99,436
1.38%, 2/15/23	470,000	471,460
2.00%, 2/15/23	345,000	348,079
0.13%, 2/28/23	500,000	495,352
1.50%, 2/28/23	720,000	722,953
2.63%, 2/28/23	250,000	253,828
0.50%, 3/15/23	405,000	402,572
0.13%, 3/31/23	1,100,000	1,088,119
1.50%, 3/31/23	300,000	301,201
0.25%, 4/15/23	365,000	361,336
1.63%, 4/30/23	770,000	773,985
2.75%, 4/30/23	600,000	610,852
0.13%, 5/15/23	1,140,000	1,125,839
1.75%, 5/15/23	1,515,000	1,525,208
1.63%, 5/31/23	435,000	437,302
2.75%, 5/31/23	230,000	234,411
0.25%, 6/15/23	850,000	839,524
0.13%, 6/30/23	1,000,000	985,254
1.38%, 6/30/23	480,000	480,863
2.63%, 6/30/23	215,000	218,888
0.13%, 7/15/23	1,350,000	1,329,302
0.13%, 7/31/23	1,600,000	1,573,750
1.25%, 7/31/23	820,000	819,872
0.13%, 8/15/23	350,000	344,080
2.50%, 8/15/23	50,000	50,882
0.13%, 8/31/23	1,000,000	982,500
1.38%, 8/31/23	680,000	680,518
2.75%, 8/31/23	625,000	638,208
0.13%, 9/15/23	250,000	245,464
0.25%, 9/30/23	500,000	491,484
1.38%, 9/30/23	500,000	500,283
2.88%, 9/30/23	710,000	727,043
0.13%, 10/15/23	1,000,000	980,156
0.38%, 10/31/23	925,000	909,481
1.63%, 10/31/23	675,000	677,755
2.88%, 10/31/23	245,000	250,981
0.25%, 11/15/23	850,000	833,764
2.75%, 11/15/23	450,000	460,327
0.50%, 11/30/23	1,000,000	984,355
2.13%, 11/30/23	580,000	587,227
2.88%, 11/30/23	745,000	763,960
0.13%, 12/15/23	750,000	733,052
0.75%, 12/31/23	2,000,000	1,975,430
2.25%, 12/31/23	415,000	421,176
2.63%, 12/31/23	340,000	347,444
0.13%, 1/15/24	1,500,000	1,463,643
0.88%, 1/31/24	1,000,000	989,395
2.25%, 1/31/24	750,000	761,411
2.50%, 1/31/24	660,000	673,058
0.13%, 2/15/24	1,590,000	1,549,256
2.75%, 2/15/24	1,135,000	1,163,508
2.38%, 2/29/24	1,000,000	1,017,891
0.25%, 3/15/24	1,500,000	1,462,734
2.13%, 3/31/24	1,923,000	1,948,164
0.38%, 4/15/24	1,000,000	976,328
2.00%, 4/30/24	170,000	171,780
2.25%, 4/30/24	1,000,000	1,015,820
0.25%, 5/15/24	1,000,000	972,344
2.50%, 5/15/24	1,900,000	1,940,078
2.00%, 5/31/24	1,780,000	1,798,773
0.25%, 6/15/24	700,000	679,738
1.75%, 6/30/24	1,000,000	1,004,922
2.00%, 6/30/24	964,000	974,205
0.38%, 7/15/24	1,000,000	972,734
1.75%, 7/31/24	1,000,000	1,004,727
2.13%, 7/31/24	576,000	583,762
0.38%, 8/15/24	1,200,000	1,165,500
2.38%, 8/15/24	2,250,000	2,293,154
1.25%, 8/31/24	1,605,000	1,592,147
1.88%, 8/31/24	1,100,000	1,108,293
0.38%, 9/15/24	800,000	775,875
1.50%, 9/30/24	1,615,000	1,611,026
2.13%, 9/30/24	894,000	905,943
0.63%, 10/15/24	1,280,000	1,248,200
1.50%, 10/31/24	1,000,000	997,305
2.25%, 10/31/24	1,310,000	1,332,260
0.75%, 11/15/24	800,000	781,750
2.25%, 11/15/24	1,150,000	1,169,676
1.50%, 11/30/24	975,000	972,144
1.00%, 12/15/24	1,000,000	983,359
1.75%, 12/31/24	525,000	526,948
2.25%, 12/31/24	972,000	989,124
1.38%, 1/31/25	1,104,000	1,096,065
2.50%, 1/31/25	750,000	768,574
2.00%, 2/15/25	1,000,000	1,010,430
7.63%, 2/15/25	500,000	587,090
1.13%, 2/28/25	250,000	246,260
2.75%, 2/28/25	622,000	641,948
0.50%, 3/31/25	175,000	168,964
2.63%, 3/31/25	702,000	722,566
0.38%, 4/30/25	458,000	439,823
2.13%, 5/15/25	375,000	380,303
0.25%, 5/31/25	670,000	639,824
2.88%, 5/31/25	565,000	586,210
0.25%, 6/30/25	250,000	238,350
2.75%, 6/30/25	311,000	321,691
0.25%, 7/31/25	400,000	380,906

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
2.00%, 8/15/25	$500,000	$504,961
0.25%, 8/31/25	250,000	237,666
0.25%, 9/30/25	972,000	922,868
0.25%, 10/31/25	1,000,000	948,203
2.25%, 11/15/25	835,000	851,080
0.38%, 11/30/25	1,425,000	1,355,643
0.38%, 12/31/25	1,400,000	1,330,656
0.38%, 1/31/26	1,610,000	1,527,487
1.63%, 2/15/26	700,000	697,074
0.50%, 2/28/26	2,000,000	1,905,078
0.75%, 3/31/26	1,120,000	1,076,513
2.25%, 3/31/26	1,000,000	1,020,000
0.75%, 4/30/26	1,400,000	1,344,547
1.63%, 5/15/26	1,170,000	1,164,287
0.75%, 5/31/26	1,500,000	1,439,180
2.13%, 5/31/26	1,000,000	1,015,430
0.88%, 6/30/26	1,500,000	1,445,684
1.88%, 6/30/26	850,000	854,781
0.63%, 7/31/26	1,000,000	952,539
1.88%, 7/31/26	570,000	573,117
1.50%, 8/15/26	1,624,000	1,607,126
0.75%, 8/31/26	500,000	478,594
1.38%, 8/31/26	335,000	329,648
0.88%, 9/30/26	2,000,000	1,923,437
1.63%, 9/30/26	100,000	99,477
1.13%, 10/31/26	1,000,000	972,070
2.00%, 11/15/26	500,000	505,645
1.25%, 11/30/26	1,585,000	1,549,895
1.75%, 12/31/26	620,000	620,242
2.25%, 2/15/27	500,000	511,934
1.13%, 2/28/27	500,000	485,215
0.63%, 3/31/27	1,090,000	1,030,731
0.50%, 4/30/27	1,600,000	1,501,562
2.38%, 5/15/27	2,000,000	2,060,859
0.50%, 5/31/27	1,360,000	1,274,256
0.50%, 6/30/27	750,000	701,924
0.38%, 7/31/27	1,595,000	1,481,045
2.25%, 8/15/27	1,095,000	1,122,546
0.50%, 8/31/27	500,000	466,758
0.38%, 9/30/27	500,000	462,852
0.50%, 10/31/27	1,500,000	1,396,582
2.25%, 11/15/27	1,140,000	1,168,188
0.63%, 11/30/27	1,345,000	1,259,782
0.63%, 12/31/27	500,000	467,832
0.75%, 1/31/28	1,520,000	1,431,056
2.75%, 2/15/28	1,000,000	1,054,219
1.13%, 2/29/28	1,000,000	962,617
1.25%, 3/31/28	1,400,000	1,356,141
1.25%, 4/30/28	400,000	387,234
2.88%, 5/15/28	1,000,000	1,062,383
1.25%, 5/31/28	1,000,000	967,148
1.25%, 6/30/28	1,500,000	1,449,668
1.00%, 7/31/28	300,000	285,164
2.88%, 8/15/28	1,000,000	1,064,453
1.13%, 8/31/28	1,500,000	1,436,250
1.25%, 9/30/28	1,500,000	1,446,797
1.38%, 10/31/28	500,000	485,938
3.13%, 11/15/28	1,300,000	1,406,742
1.50%, 11/30/28	500,000	489,766
2.63%, 2/15/29	1,300,000	1,368,758
2.38%, 5/15/29	1,000,000	1,037,891
1.63%, 8/15/29	1,250,000	1,235,254
1.75%, 11/15/29	750,000	748,184
1.50%, 2/15/30	2,000,000	1,955,156
0.63%, 5/15/30	2,495,000	2,269,670
0.88%, 11/15/30	3,460,000	3,198,608
1.13%, 2/15/31	2,445,000	2,305,750
1.63%, 5/15/31	2,250,000	2,212,383
1.25%, 8/15/31	3,370,000	3,202,027
1.38%, 11/15/31	2,250,000	2,158,242
1.13%, 5/15/40	800,000	665,750
2.38%, 2/15/42	500,000	510,549
2.88%, 5/15/49	500,000	568,242
2.38%, 11/15/49	500,000	518,437
1.25%, 5/15/50	1,208,000	964,701

Total U.S. Treasury Notes		164,942,212
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $210,263,019)		204,782,598

U.S. CORPORATE BONDS – 25.5%

United States – 25.5%

3M Co. 4.00%, 9/14/48	250,000	268,917

Abbott Laboratories 4.90%, 11/30/46	250,000	309,792

AbbVie, Inc.
4.25%, 11/14/28	100,000	108,126
3.20%, 11/21/29	614,000	622,872
4.55%, 3/15/35	715,000	795,480
4.50%, 5/14/35	234,000	259,791
4.30%, 5/14/36	71,000	77,517
4.05%, 11/21/39	455,000	478,146
4.63%, 10/1/42	250,000	275,045
4.85%, 6/15/44	25,000	28,344
4.75%, 3/15/45	208,000	232,082
4.70%, 5/14/45	275,000	306,146
4.45%, 5/14/46	200,000	216,326
4.88%, 11/14/48	29,000	33,433
4.25%, 11/21/49	800,000	851,056

Activision Blizzard, Inc.
3.40%, 9/15/26	189,000	197,955
1.35%, 9/15/30	350,000	311,916

Adobe, Inc. 2.30%, 2/1/30	59,000	57,577

Adventist Health System 2.95%, 3/1/29	50,000	50,445

AEP Texas, Inc.
3.95%, 6/1/28	100,000	105,521
3.80%, 10/1/47	100,000	96,878
3.45%, 5/15/51	200,000	184,692

AES Corp. 2.45%, 1/15/31	382,000	353,770

Aetna, Inc.
6.63%, 6/15/36	225,000	300,427
4.75%, 3/15/44	100,000	111,976
3.88%, 8/15/47	103,000	104,038

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Agilent Technologies, Inc.
2.75%, 9/15/29	$33,000	$32,521
2.30%, 3/12/31	250,000	233,910

Air Lease Corp.
3.63%, 4/1/27	101,000	103,083
3.63%, 12/1/27	20,000	20,326
4.63%, 10/1/28	286,000	303,088

Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	100,976
3.38%, 8/15/31	675,000	691,038
3.00%, 5/18/51	150,000	131,898

Allstate Corp.
3.28%, 12/15/26	108,000	112,663
4.50%, 6/15/43	100,000	112,942

Ally Financial, Inc. 8.00%, 11/1/31	806,000	1,060,771

Altria Group, Inc.
4.80%, 2/14/29	273,000	295,735
3.40%, 5/6/30	200,000	197,700
5.80%, 2/14/39	175,000	192,320
3.40%, 2/4/41	250,000	207,052
4.50%, 5/2/43	50,000	46,955
5.38%, 1/31/44	257,000	269,480
3.88%, 9/16/46	132,000	113,667
5.95%, 2/14/49	191,000	213,761
4.45%, 5/6/50	250,000	230,562
3.70%, 2/4/51	230,000	188,101
4.00%, 2/4/61	103,000	85,883

Amcor Flexibles North America, Inc. 2.69%, 5/25/31	350,000	337,627

Ameren Illinois Co. 1.55%, 11/15/30	250,000	225,757

American Airlines Pass Through Trust 3.15%, 8/15/33, Series 2019-1, Class AA	222,893	217,044

American Campus Communities Operating Partnership LP
3.63%, 11/15/27	61,000	63,233
2.85%, 2/1/30	244,000	237,022

American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	75,000	80,585
3.25%, 3/1/50	40,000	35,404

American Equity Investment Life Holding Co. 5.00%, 6/15/27	75,000	81,521

American Homes 4 Rent LP 4.25%, 2/15/28	337,000	356,003

American Honda Finance Corp. 1.80%, 1/13/31	250,000	230,835

American International Group, Inc.
4.20%, 4/1/28	518,000	560,921
3.88%, 1/15/35	708,000	742,501
4.50%, 7/16/44	250,000	277,917
4.38%, 6/30/50	250,000	278,915

American Tower Corp. 3.55%, 7/15/27	140,000	144,063
1.50%, 1/31/28	72,000	66,045
3.80%, 8/15/29	554,000	572,803
2.90%, 1/15/30	415,000	400,944
3.10%, 6/15/50	200,000	168,176
2.95%, 1/15/51	100,000	82,074

American Water Capital Corp. 2.95%, 9/1/27	132,000	134,691
3.75%, 9/1/28	324,000	341,875
4.00%, 12/1/46	13,000	13,554
3.75%, 9/1/47	170,000	169,618
4.20%, 9/1/48	80,000	84,988
3.45%, 5/1/50	250,000	240,052

AmerisourceBergen Corp. 3.45%, 12/15/27	75,000	78,026
2.70%, 3/15/31	380,000	366,586

Amgen, Inc. 2.20%, 2/21/27	100,000	98,608
3.20%, 11/2/27	301,000	310,822
2.45%, 2/21/30	421,000	407,115
2.00%, 1/15/32	250,000	228,792
3.15%, 2/21/40	500,000	465,750
2.80%, 8/15/41	250,000	220,062
4.40%, 5/1/45	269,000	288,207
4.56%, 6/15/48	200,000	219,556
3.38%, 2/21/50	250,000	229,600
4.66%, 6/15/51	250,000	280,680
3.00%, 1/15/52	275,000	236,098
2.77%, 9/1/53	100,000	81,498

Amphenol Corp. 2.80%, 2/15/30	230,000	226,465

Analog Devices, Inc. 3.50%, 12/5/26	83,000	87,633

Anthem, Inc. 3.65%, 12/1/27	292,000	306,565
2.25%, 5/15/30	500,000	474,195
2.55%, 3/15/31	400,000	386,016
4.63%, 5/15/42	30,000	33,698
5.10%, 1/15/44	242,000	288,457
4.65%, 8/15/44	26,000	29,306
4.38%, 12/1/47	279,000	307,787
4.55%, 3/1/48	30,000	33,908
3.13%, 5/15/50	202,000	184,499
3.60%, 3/15/51	462,000	454,959

Aon Corp. 4.50%, 12/15/28	499,000	545,691

Aon Corp. / Aon Global Holdings PLC 2.90%, 8/23/51	150,000	128,981

Aon PLC 4.75%, 5/15/45	200,000	223,046

Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	103,743

Aptiv PLC 4.35%, 3/15/29	75,000	80,823
5.40%, 3/15/49	125,000	146,919

Arch Capital Finance LLC 5.03%, 12/15/46	150,000	174,951

Arch Capital Group Ltd. 3.64%, 6/30/50	197,000	189,051

Arch Capital Group US, Inc. 5.14%, 11/1/43	50,000	59,401

Archer-Daniels-Midland Co. 2.70%, 9/15/51	150,000	135,249

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Ares Capital Corp. 2.88%, 6/15/28	$465,000	$431,060

Arrow Electronics, Inc. 3.88%, 1/12/28(c)	212,000	220,758

Arthur J Gallagher & Co. 3.50%, 5/20/51	250,000	234,952

Assurant, Inc. 4.90%, 3/27/28(c)	25,000	27,428

AT&T, Inc. 4.25%, 3/1/27(c)	209,000	225,369
2.30%, 6/1/27	150,000	148,049
4.10%, 2/15/28	259,000	278,042
4.35%, 3/1/29	535,000	583,471
4.30%, 2/15/30	505,000	550,197
2.75%, 6/1/31	350,000	340,669
2.25%, 2/1/32	290,000	267,928
2.55%, 12/1/33	450,000	417,618
4.50%, 5/15/35	314,000	345,309
5.25%, 3/1/37	173,000	203,688
4.85%, 3/1/39	130,000	145,269
5.35%, 9/1/40	50,000	59,579
6.25%, 3/29/41	190,000	248,256
3.50%, 6/1/41	350,000	333,123
5.15%, 3/15/42	200,000	231,978
4.90%, 6/15/42	479,000	541,083
4.30%, 12/15/42	350,000	364,399
3.10%, 2/1/43	300,000	268,821
4.85%, 7/15/45	50,000	55,937
5.15%, 11/15/46	70,000	82,301
5.65%, 2/15/47	100,000	125,052
4.55%, 3/9/49	29,000	31,515
5.15%, 2/15/50	70,000	82,671
3.65%, 6/1/51	425,000	402,530
3.30%, 2/1/52	228,000	202,580
3.50%, 9/15/53	500,000	458,525
3.55%, 9/15/55	778,000	706,401
3.80%, 12/1/57	922,000	868,284
3.65%, 9/15/59	609,000	553,264
3.85%, 6/1/60	150,000	140,724
3.50%, 2/1/61	225,000	198,965

Athene Holding Ltd. 4.13%, 1/12/28	403,000	423,497

Autodesk, Inc. 3.50%, 6/15/27	165,000	171,940

AutoNation, Inc. 3.80%, 11/15/27	115,000	119,290

AutoZone, Inc. 3.75%, 6/1/27	113,000	119,204
3.75%, 4/18/29	175,000	183,090
1.65%, 1/15/31	250,000	221,917

AvalonBay Communities, Inc. 3.20%, 1/15/28	75,000	77,255
3.30%, 6/1/29	120,000	124,526

Avangrid, Inc. 3.80%, 6/1/29	150,000	156,885

Avery Dennison Corp. 4.88%, 12/6/28	31,000	34,583

AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	236,016

AXIS Specialty Finance PLC 4.00%, 12/6/27	25,000	26,272

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	50,000	51,576
3.14%, 11/7/29	75,000	75,820

Baltimore Gas & Electric Co. 2.25%, 6/15/31(c)	675,000	641,965

Bank of America Corp. 4.18%, 11/25/27, Series L	109,000	114,600
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	500,000	512,000
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(d)	250,000	236,777
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	152,000	144,927
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	175,000	167,466
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	425,000	408,799
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	400,000	392,268
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(d)	250,000	227,075
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	33,000	36,102
7.75%, 5/14/38	250,000	363,505
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	400,000	351,704
4.75%, 4/21/45, Series L	150,000	169,953
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(d)	400,000	430,564

BankUnited, Inc. 5.13%, 6/11/30	50,000	53,656

Baxalta, Inc. 5.25%, 6/23/45	60,000	71,770

Baxter International, Inc. 3.95%, 4/1/30	400,000	430,856
1.73%, 4/1/31	250,000	226,157

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Becton Dickinson and Co. 3.70%, 6/6/27	$175,000	$183,689
1.96%, 2/11/31	250,000	227,860
4.69%, 12/15/44	87,000	97,409
4.67%, 6/6/47	124,000	139,454
3.79%, 5/20/50	250,000	250,437

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	248,000	257,208
4.50%, 2/1/45	150,000	164,483
2.85%, 5/15/51	50,000	42,611

Biogen, Inc. 2.25%, 5/1/30	125,000	114,476
3.15%, 5/1/50	300,000	248,382
3.25%, 2/15/51(e)	52,000	43,807

Black Hills Corp. 2.50%, 6/15/30	50,000	47,148
4.35%, 5/1/33	180,000	192,299
3.88%, 10/15/49	40,000	39,036

Block Financial LLC 3.88%, 8/15/30	205,000	208,100

Boardwalk Pipelines LP 4.45%, 7/15/27	100,000	105,653
3.40%, 2/15/31	200,000	196,354

Boeing Co. 2.80%, 3/1/27	285,000	281,637
5.15%, 5/1/30	725,000	800,523
3.63%, 2/1/31	400,000	403,668
3.60%, 5/1/34	275,000	267,520
6.63%, 2/15/38	100,000	124,843
3.55%, 3/1/38	50,000	46,497
5.88%, 2/15/40	80,000	94,147
5.71%, 5/1/40	400,000	466,368
3.38%, 6/15/46	50,000	42,798
3.85%, 11/1/48	50,000	45,736
5.81%, 5/1/50	400,000	476,008
5.93%, 5/1/60	842,000	1,001,921

Booking Holdings, Inc. 4.63%, 4/13/30	150,000	168,089

BorgWarner, Inc. 4.38%, 3/15/45	111,000	115,544

Boston Properties LP 4.50%, 12/1/28	450,000	491,445
2.90%, 3/15/30	77,000	75,177
2.45%, 10/1/33	450,000	409,878

Boston Scientific Corp. 4.00%, 3/1/29	290,000	308,708
6.75%, 11/15/35	165,000	220,739
7.38%, 1/15/40	2,000	2,971
4.70%, 3/1/49	47,000	53,749

BP Capital Markets America, Inc. 3.02%, 1/16/27	142,000	144,645
4.23%, 11/6/28	50,000	54,115
2.72%, 1/12/32	250,000	239,985
3.06%, 6/17/41	50,000	44,951
3.00%, 3/17/52	50,000	42,597
3.38%, 2/8/61	150,000	132,390

Brandywine Operating Partnership LP 4.55%, 10/1/29	290,000	311,857

Brighthouse Financial, Inc. 5.63%, 5/15/30	250,000	285,417

Bristol-Myers Squibb Co. 1.45%, 11/13/30	110,000	99,671
5.00%, 8/15/45	100,000	124,128
4.25%, 10/26/49	250,000	281,382

Brixmor Operating Partnership LP 4.05%, 7/1/30	520,000	544,326

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	130,000	135,485
3.50%, 1/15/28	37,000	37,808

Broadcom, Inc. 1.95%, 2/15/28(e)	250,000	236,102
4.11%, 9/15/28	40,000	42,058
4.75%, 4/15/29	500,000	543,630
5.00%, 4/15/30	250,000	276,420
4.15%, 11/15/30	815,000	855,253
2.60%, 2/15/33(e)	400,000	364,768
3.42%, 4/15/33(e)	500,000	488,460
3.47%, 4/15/34(e)	250,000	242,800
3.50%, 2/15/41(e)	600,000	554,928
3.75%, 2/15/51(e)	350,000	327,348

Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	275,000	271,243

Broadstone Net Lease LLC 2.60%, 9/15/31	50,000	46,270

Brown & Brown, Inc. 2.38%, 3/15/31	320,000	297,798

Brunswick Corp. 2.40%, 8/18/31	50,000	45,757

Bunge Ltd. Finance Corp. 3.75%, 9/25/27	164,000	171,498
2.75%, 5/14/31	75,000	71,448

Burlington Northern Santa Fe LLC 4.45%, 3/15/43	250,000	283,757

Campbell Soup Co. 2.38%, 4/24/30(c)	250,000	238,152
4.80%, 3/15/48	143,000	163,036

Capital One Financial Corp. 3.75%, 3/9/27	257,000	268,699
3.80%, 1/31/28	349,000	364,059

Cardinal Health, Inc. 3.41%, 6/15/27	184,000	190,815
4.50%, 11/15/44	52,000	53,797
4.90%, 9/15/45	100,000	108,888
4.37%, 6/15/47	105,000	107,952
Carlisle Cos., Inc. 3.75%, 12/1/27	41,000	42,848

Carrier Global Corp. 2.70%, 2/15/31(c)	535,000	518,244
3.38%, 4/5/40	100,000	94,160
3.58%, 4/5/50	250,000	237,930

Caterpillar, Inc. 3.80%, 8/15/42	150,000	160,134
3.25%, 4/9/50(c)	50,000	49,288

CDW LLC / CDW Finance Corp. 3.57%, 12/1/31	250,000	243,702

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

CenterPoint Energy Houston Electric LLC 3.00%, 2/1/27, Series AA	$100,000	$102,571

CenterPoint Energy Resources Corp. 4.00%, 4/1/28	40,000	42,211

CenterPoint Energy, Inc. 4.25%, 11/1/28	270,000	289,443

CF Industries, Inc. 4.95%, 6/1/43	100,000	108,096

Charles Schwab Corp. 1.95%, 12/1/31	250,000	231,467

Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 3/15/28	150,000	157,031
5.05%, 3/30/29	100,000	109,190
2.80%, 4/1/31	570,000	533,132
6.38%, 10/23/35	505,000	604,667
3.50%, 6/1/41	250,000	215,750
3.50%, 3/1/42	100,000	85,756
6.48%, 10/23/45	278,000	331,899
5.38%, 5/1/47	374,000	395,352
5.75%, 4/1/48	113,000	124,768
5.13%, 7/1/49	97,000	98,864
4.80%, 3/1/50	300,000	293,454
3.70%, 4/1/51	328,000	276,376
3.90%, 6/1/52	150,000	130,707
3.85%, 4/1/61	275,000	227,711
3.95%, 6/30/62	450,000	377,140

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/27	400,000	436,808
3.70%, 11/15/29	75,000	76,637

Chubb INA Holdings, Inc. 1.38%, 9/15/30	250,000	224,967

Church & Dwight Co., Inc. 3.15%, 8/1/27	90,000	92,647

Cigna Corp. 3.40%, 3/1/27	120,000	124,414
3.05%, 10/15/27	155,000	157,945
4.38%, 10/15/28	941,000	1,020,260
4.80%, 8/15/38	152,000	169,694
3.20%, 3/15/40	135,000	124,959
6.13%, 11/15/41	21,000	27,275
4.80%, 7/15/46	125,000	139,868
3.88%, 10/15/47	146,000	143,229
4.90%, 12/15/48	350,000	397,855
3.40%, 3/15/50	250,000	228,882
3.40%, 3/15/51	150,000	137,009

Cintas Corp. No. 2 3.70%, 4/1/27	85,000	89,845

Cisco Systems, Inc. 5.50%, 1/15/40	250,000	322,160

Citigroup, Inc. 4.45%, 9/29/27	495,000	529,066
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	250,000	258,942
4.13%, 7/25/28	354,000	372,104
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	215,000	212,431
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	132,000	127,380
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(d)	250,000	237,470
6.63%, 6/15/32	500,000	628,170
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(d)	250,000	246,752
6.00%, 10/31/33	50,000	61,052
6.68%, 9/13/43	158,000	218,857
5.30%, 5/6/44	50,000	59,057
4.75%, 5/18/46	275,000	307,673
4.65%, 7/23/48	250,000	292,362

Citizens Financial Group, Inc. 2.85%, 7/27/26	359,000	362,899

Citrix Systems, Inc. 4.50%, 12/1/27	25,000	25,876

Clorox Co. 3.10%, 10/1/27(c)	125,000	128,968

CMS Energy Corp. 3.45%, 8/15/27	157,000	163,338
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	72,000	72,789

CNA Financial Corp. 2.05%, 8/15/30	250,000	231,797

Coca-Cola Co. 2.00%, 3/5/31	250,000	237,037
1.38%, 3/15/31	50,000	44,944
2.75%, 6/1/60	50,000	43,861

Comcast Corp. 2.65%, 2/1/30	56,000	55,287
1.95%, 1/15/31	250,000	232,872
1.50%, 2/15/31	250,000	224,122
4.75%, 3/1/44	500,000	579,405
2.94%, 11/1/56(e)	100,000	84,855
2.65%, 8/15/62	150,000	119,427
2.99%, 11/1/63(e)	200,000	166,872

CommonSpirit Health 4.35%, 11/1/42	320,000	335,149
3.91%, 10/1/50	100,000	101,305

Commonwealth Edison Co. 2.75%, 9/1/51, Series 131	50,000	43,493

Conagra Brands, Inc. 7.00%, 10/1/28	23,000	28,338
4.85%, 11/1/28	237,000	260,598
8.25%, 9/15/30	335,000	456,863
5.40%, 11/1/48	50,000	60,752

Connecticut Light & Power Co. 3.20%, 3/15/27, Series A	100,000	103,278

ConocoPhillips 6.95%, 4/15/29	100,000	128,023
2.40%, 2/15/31(c)(e)	150,000	146,831

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Consolidated Edison Co. of New York, Inc. 2.40%, 6/15/31	$250,000	$238,422
4.45%, 3/15/44	50,000	53,976
4.30%, 12/1/56, Series C	100,000	106,566
3.00%, 12/1/60, Series C	50,000	41,542

Constellation Brands, Inc. 3.70%, 12/6/26	340,000	355,688
3.50%, 5/9/27	162,000	168,119
2.88%, 5/1/30	250,000	244,185
4.50%, 5/9/47	100,000	105,569
4.10%, 2/15/48	65,000	65,172

Consumers Energy Co. 3.80%, 11/15/28	100,000	107,039
4.35%, 4/15/49	150,000	170,430

Continental Airlines Pass Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	9,939	10,123

Corning, Inc. 4.75%, 3/15/42	250,000	289,375
5.45%, 11/15/79	250,000	289,957

Costco Wholesale Corp. 1.60%, 4/20/30	100,000	92,762

Crown Castle International Corp. 4.00%, 3/1/27	220,000	231,172
3.65%, 9/1/27	144,000	149,160
3.80%, 2/15/28	75,000	78,001
4.30%, 2/15/29	205,000	218,239
3.10%, 11/15/29	102,000	100,503
2.25%, 1/15/31	375,000	341,546
4.75%, 5/15/47	95,000	104,686
5.20%, 2/15/49	50,000	57,745
3.25%, 1/15/51	250,000	216,800

CSX Corp. 3.25%, 6/1/27	99,000	102,504
3.80%, 3/1/28	212,000	224,489
2.40%, 2/15/30(c)	250,000	242,995
6.00%, 10/1/36	250,000	321,750
3.80%, 11/1/46	87,000	88,486
4.30%, 3/1/48	155,000	170,759
4.75%, 11/15/48	100,000	116,747
4.50%, 3/15/49	250,000	283,495
3.80%, 4/15/50	250,000	257,550
3.95%, 5/1/50	15,000	15,831
4.65%, 3/1/68	50,000	57,563

CubeSmart LP 3.13%, 9/1/26	35,000	35,768
4.38%, 2/15/29	25,000	27,118
2.50%, 2/15/32	250,000	234,382

CVS Health Corp. 6.25%, 6/1/27	75,000	87,751
4.30%, 3/25/28	1,297,000	1,402,290
3.25%, 8/15/29	572,000	582,199
4.88%, 7/20/35	653,000	751,420
4.78%, 3/25/38	136,000	152,327
4.13%, 4/1/40	250,000	260,352
2.70%, 8/21/40	455,000	397,702
5.13%, 7/20/45	250,000	290,395
5.05%, 3/25/48	550,000	642,889
4.25%, 4/1/50	400,000	429,560

Danaher Corp. 2.60%, 10/1/50	150,000	128,315

Dayton Power & Light Co. 3.95%, 6/15/49	100,000	104,788

Dell International LLC / EMC Corp. 4.90%, 10/1/26	100,000	108,449
6.10%, 7/15/27	122,000	140,675
5.30%, 10/1/29	265,000	296,670
8.10%, 7/15/36	288,000	399,010
3.45%, 12/15/51(e)	100,000	84,610

Delmarva Power & Light Co. 4.15%, 5/15/45	50,000	53,226

Devon Energy Corp. 7.95%, 4/15/32	75,000	102,056
4.75%, 5/15/42	200,000	214,856
5.00%, 6/15/45	206,000	229,838

DH Europe Finance II Sarl 3.25%, 11/15/39	340,000	333,826
3.40%, 11/15/49	50,000	49,139

Diamondback Energy, Inc. 3.50%, 12/1/29	500,000	505,690
3.13%, 3/24/31	160,000	156,278

Digital Realty Trust LP 3.70%, 8/15/27	288,000	301,818
4.45%, 7/15/28	177,000	191,142
3.60%, 7/1/29	100,000	103,094

Dignity Health 5.27%, 11/1/64	10,000	12,513

Discover Bank 3.45%, 7/27/26	250,000	257,402
4.65%, 9/13/28	358,000	388,924

Discovery Communications LLC 3.95%, 3/20/28	85,000	87,787
4.13%, 5/15/29	350,000	366,271
5.00%, 9/20/37	250,000	272,112
4.00%, 9/15/55	456,000	415,421

Dollar General Corp. 3.88%, 4/15/27	112,000	118,380
3.50%, 4/3/30	268,000	274,855

Dollar Tree, Inc. 2.65%, 12/1/31	350,000	332,860

Dominion Energy, Inc. 4.25%, 6/1/28	75,000	80,444
3.38%, 4/1/30, Series C	665,000	675,028
5.25%, 8/1/33, Series F	45,000	52,231
7.00%, 6/15/38	25,000	34,313
3.30%, 4/15/41, Series B	140,000	131,181
4.60%, 3/15/49, Series A	72,000	80,173

Dow Chemical Co. 4.80%, 11/30/28	157,000	175,622
7.38%, 11/1/29	205,000	265,936
4.25%, 10/1/34	120,000	129,924
5.25%, 11/15/41	55,000	65,294
4.38%, 11/15/42	250,000	268,112
5.55%, 11/30/48	250,000	315,982

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

DTE Electric Co. 2.63%, 3/1/31, Series C	$250,000	$246,755

Duke Energy Carolinas LLC 2.95%, 12/1/26	20,000	20,672
3.95%, 11/15/28	204,000	219,647
3.45%, 4/15/51	50,000	49,230

Duke Energy Corp. 3.15%, 8/15/27	37,000	37,812
3.40%, 6/15/29	42,000	42,799
2.45%, 6/1/30	250,000	236,902
2.55%, 6/15/31	250,000	234,545
3.30%, 6/15/41	150,000	138,372
4.80%, 12/15/45	35,000	38,787
3.75%, 9/1/46	250,000	239,385
3.95%, 8/15/47	250,000	246,542

Duke Energy Florida LLC 3.20%, 1/15/27(c)	55,000	56,923

Duke Energy Progress LLC 3.70%, 9/1/28	50,000	52,855
3.45%, 3/15/29	54,000	56,094
4.10%, 5/15/42	200,000	211,508

Duke Realty LP 3.25%, 6/30/26	41,000	42,171
4.00%, 9/15/28	60,000	64,397
1.75%, 2/1/31	250,000	225,850

DuPont de Nemours, Inc. 4.73%, 11/15/28(c)	542,000	600,812
5.32%, 11/15/38	250,000	298,390
5.42%, 11/15/48	152,000	191,643

Eastman Chemical Co. 4.50%, 12/1/28	40,000	43,412
4.65%, 10/15/44	40,000	43,404

Eaton Corp. 3.10%, 9/15/27	226,000	233,340
4.15%, 11/2/42	100,000	107,596

eBay, Inc. 2.60%, 5/10/31	250,000	238,362
4.00%, 7/15/42	300,000	302,991

Ecolab, Inc. 3.25%, 12/1/27	25,000	26,218
4.80%, 3/24/30	186,000	213,733

Edison International 4.13%, 3/15/28	145,000	149,367

El Paso Electric Co. 5.00%, 12/1/44	30,000	33,768

Electronic Arts, Inc. 1.85%, 2/15/31	50,000	45,732

Eli Lilly & Co. 3.38%, 3/15/29	187,000	197,450

Energy Transfer LP 4.40%, 3/15/27	35,000	36,890
5.50%, 6/1/27	100,000	110,452
4.00%, 10/1/27	711,000	735,124
4.95%, 5/15/28	170,000	183,423
5.25%, 4/15/29	175,000	192,469
4.15%, 9/15/29	100,000	103,245
3.75%, 5/15/30	150,000	152,105
6.63%, 10/15/36	50,000	59,271
5.80%, 6/15/38, Series 20Y	250,000	280,287
7.50%, 7/1/38	50,000	63,957
6.10%, 2/15/42	50,000	56,548
4.95%, 1/15/43	254,000	252,006
5.00%, 5/15/44	60,000	60,017
5.35%, 5/15/45	275,000	289,987
6.13%, 12/15/45	50,000	56,825
5.30%, 4/15/47	25,000	26,265
5.40%, 10/1/47	60,000	63,947
6.25%, 4/15/49	300,000	351,171
5.00%, 5/15/50	400,000	417,156

Enstar Group Ltd. 4.95%, 6/1/29	196,000	209,906

Entergy Arkansas LLC 2.65%, 6/15/51	150,000	126,369

Entergy Corp. 2.95%, 9/1/26	309,000	313,032
2.80%, 6/15/30	315,000	305,329

Enterprise Products Operating LLC 4.15%, 10/16/28	371,000	398,918
3.13%, 7/31/29	152,000	153,628
6.65%, 10/15/34, Series H	290,000	367,526
7.55%, 4/15/38	50,000	68,880
5.95%, 2/1/41	225,000	275,866
4.85%, 8/15/42	100,000	109,204
4.45%, 2/15/43	200,000	206,892
4.85%, 3/15/44	250,000	272,795
5.10%, 2/15/45	100,000	111,906
4.25%, 2/15/48	216,000	219,853
4.95%, 10/15/54	175,000	196,173
3.95%, 1/31/60	250,000	235,087
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	118,000	112,531

Equinix, Inc. 1.80%, 7/15/27	48,000	45,391
3.20%, 11/18/29	500,000	493,680
2.15%, 7/15/30	50,000	45,669
3.00%, 7/15/50	204,000	170,493
2.95%, 9/15/51	225,000	185,326

Equitable Holdings, Inc. 4.35%, 4/20/28	529,000	566,765
5.00%, 4/20/48	95,000	106,609

ERP Operating LP 3.50%, 3/1/28	112,000	118,027
4.15%, 12/1/28	153,000	165,947

Essential Utilities, Inc. 3.57%, 5/1/29	362,000	375,206

Essex Portfolio LP 4.00%, 3/1/29	100,000	106,622
3.00%, 1/15/30	175,000	174,421
1.65%, 1/15/31(c)	250,000	221,885

Estee Lauder Cos., Inc. 1.95%, 3/15/31	250,000	235,600

Everest Reinsurance Holdings, Inc. 4.87%, 6/1/44	50,000	58,005
3.50%, 10/15/50	250,000	235,120

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Evergy Metro, Inc. 4.20%, 6/15/47	$200,000	$219,632

Evergy, Inc. 2.90%, 9/15/29	150,000	148,263

Eversource Energy 1.65%, 8/15/30, Series R	290,000	257,804

Exelon Corp. 4.95%, 6/15/35	51,000	57,334
4.45%, 4/15/46	150,000	163,091

Exelon Generation Co. LLC 6.25%, 10/1/39	120,000	139,932
5.60%, 6/15/42	97,000	107,071

Expedia Group, Inc. 4.63%, 8/1/27	200,000	214,252
3.25%, 2/15/30	100,000	98,843
2.95%, 3/15/31	400,000	383,876

Extra Space Storage LP 2.55%, 6/1/31	50,000	47,234

Federal Realty Investment Trust 3.20%, 6/15/29	71,000	72,241
4.50%, 12/1/44	100,000	109,801

FedEx Corp. 3.40%, 2/15/28	90,000	93,824
3.10%, 8/5/29	277,000	281,249
4.25%, 5/15/30	240,000	261,336
4.90%, 1/15/34	25,000	28,721
3.25%, 5/15/41	250,000	234,145
4.75%, 11/15/45	250,000	278,727
4.40%, 1/15/47	170,000	181,159
4.05%, 2/15/48	100,000	101,771
5.25%, 5/15/50	235,000	282,837

Fidelity National Financial, Inc. 4.50%, 8/15/28	220,000	236,027

Fidelity National Information Services, Inc. 1.65%, 3/1/28(c)	500,000	463,645

Fifth Third Bancorp 8.25%, 3/1/38	250,000	380,630

First Republic Bank 4.38%, 8/1/46	75,000	84,833

Fiserv, Inc. 4.20%, 10/1/28	309,000	329,731
2.65%, 6/1/30	423,000	403,876
4.40%, 7/1/49	326,000	348,103

Flex Ltd. 4.88%, 6/15/29	100,000	108,343

Flowers Foods, Inc. 3.50%, 10/1/26	8,000	8,351

FMC Corp. 3.45%, 10/1/29	110,000	111,137
4.50%, 10/1/49	272,000	292,800

Ford Foundation 2.42%, 6/1/50, Series 2020	75,000	66,101

Fox Corp. 4.71%, 1/25/29	333,000	364,242
3.50%, 4/8/30	50,000	51,120
5.48%, 1/25/39	185,000	216,117
5.58%, 1/25/49	50,000	60,243

GATX Corp. 3.85%, 3/30/27	160,000	168,290
3.50%, 3/15/28	100,000	103,692
4.55%, 11/7/28	65,000	71,635
4.70%, 4/1/29	65,000	71,573

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	1,170,000	1,319,362

General Dynamics Corp. 2.13%, 8/15/26	114,000	113,855
2.63%, 11/15/27(c)	62,000	62,957

General Electric Co. 6.75%, 3/15/32, Series MTNA	353,000	456,161
5.88%, 1/14/38	157,000	197,368
6.88%, 1/10/39	85,000	117,532

General Mills, Inc. 3.20%, 2/10/27	53,000	54,570
4.20%, 4/17/28(c)	385,000	415,092
2.25%, 10/14/31	250,000	235,405
3.00%, 2/1/51	145,000	131,963

General Motors Co. 4.20%, 10/1/27	112,000	118,188
6.80%, 10/1/27	50,000	58,939
5.00%, 4/1/35	90,000	97,502
6.60%, 4/1/36	660,000	817,179
5.15%, 4/1/38	450,000	488,722
6.25%, 10/2/43	250,000	303,670
5.95%, 4/1/49	250,000	299,057

General Motors Financial Co., Inc. 3.85%, 1/5/28	206,000	212,479

Georgia Power Co. 3.25%, 3/30/27	110,000	112,488
3.70%, 1/30/50, Series B	100,000	95,433
3.25%, 3/15/51, Series A	150,000	134,513

Gilead Sciences, Inc. 2.95%, 3/1/27(c)	62,000	63,269
1.65%, 10/1/30	450,000	409,072
2.60%, 10/1/40	200,000	172,936
4.80%, 4/1/44	600,000	681,984
2.80%, 10/1/50	450,000	381,280

Global Payments, Inc. 4.45%, 6/1/28	85,000	91,078
3.20%, 8/15/29	449,000	444,303

Globe Life, Inc. 4.55%, 9/15/28	175,000	191,382
2.15%, 8/15/30	100,000	93,864

GLP Capital LP / GLP Financing II, Inc. 5.75%, 6/1/28	192,000	212,586
4.00%, 1/15/30	250,000	252,562

Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(d)	250,000	265,540
3.80%, 3/15/30	250,000	261,015
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(d)	350,000	331,331

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(d)	$250,000	$246,720
6.75%, 10/1/37	446,000	586,236
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	136,000	143,704
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(d)	200,000	178,952
5.15%, 5/22/45	580,000	682,527

Golub Capital BDC, Inc. 2.05%, 2/15/27	200,000	183,468

Halliburton Co. 2.92%, 3/1/30(c)	150,000	147,803
4.85%, 11/15/35	55,000	61,557
6.70%, 9/15/38	56,000	72,451
7.45%, 9/15/39	78,000	107,817
4.50%, 11/15/41	2,000	2,077
4.75%, 8/1/43	200,000	213,656
5.00%, 11/15/45	207,000	231,260

Harley-Davidson, Inc. 4.63%, 7/28/45	40,000	39,359

Hartford Financial Services Group, Inc. 4.30%, 4/15/43	115,000	121,429
4.40%, 3/15/48	120,000	134,099

Hasbro, Inc. 3.50%, 9/15/27	174,000	179,114
6.35%, 3/15/40(c)	91,000	116,367

HCA, Inc. 4.50%, 2/15/27	152,000	161,067
4.13%, 6/15/29	300,000	315,000
2.38%, 7/15/31	400,000	369,520
5.13%, 6/15/39	60,000	67,132
5.50%, 6/15/47	113,000	132,498
5.25%, 6/15/49	233,000	265,480
3.50%, 7/15/51	150,000	133,499

Healthcare Realty Trust, Inc. 3.63%, 1/15/28	25,000	25,714

Healthcare Trust of America Holdings LP 3.10%, 2/15/30	325,000	321,467
2.00%, 3/15/31(c)	250,000	226,115

Healthpeak Properties, Inc. 3.25%, 7/15/26	168,000	173,924
2.88%, 1/15/31	250,000	246,320
6.75%, 2/1/41	32,000	44,830
Hershey Co. 1.70%, 6/1/30	50,000	46,710

Hess Corp. 4.30%, 4/1/27	100,000	105,848
7.13%, 3/15/33	100,000	127,593
6.00%, 1/15/40	250,000	298,197
5.60%, 2/15/41	250,000	288,575

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	100,000	119,837
6.35%, 10/15/45	150,000	179,187

Highwoods Realty LP 4.13%, 3/15/28	25,000	26,704
4.20%, 4/15/29	75,000	79,349
3.05%, 2/15/30	115,000	113,757
HollyFrontier Corp. 4.50%, 10/1/30	50,000	50,565

Home Depot, Inc. 2.95%, 6/15/29	145,000	148,270
1.38%, 3/15/31	250,000	223,967
4.20%, 4/1/43	250,000	278,052
2.38%, 3/15/51	250,000	206,477

Hormel Foods Corp. 1.80%, 6/11/30	150,000	140,234

Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	250,000	244,852

HP, Inc. 3.40%, 6/17/30	325,000	328,107
2.65%, 6/17/31	111,000	104,310
6.00%, 9/15/41	185,000	222,261

Hubbell, Inc. 3.15%, 8/15/27	8,000	8,199
3.50%, 2/15/28	96,000	99,777

Hudson Pacific Properties LP 4.65%, 4/1/29	185,000	201,382
3.25%, 1/15/30	200,000	199,698

Humana, Inc. 3.95%, 3/15/27	71,000	75,120
2.15%, 2/3/32	500,000	459,735
4.95%, 10/1/44	117,000	136,628

Huntington Ingalls Industries, Inc. 3.48%, 12/1/27	25,000	25,661
4.20%, 5/1/30	250,000	268,045

Huntsman International LLC 4.50%, 5/1/29	379,000	402,396

Indiana Michigan Power Co. 3.85%, 5/15/28	92,000	97,158

Ingredion, Inc. 3.20%, 10/1/26(c)	109,000	112,048

Intel Corp. 2.45%, 11/15/29	55,000	53,884
3.90%, 3/25/30	365,000	393,729
2.00%, 8/12/31	150,000	139,908
2.80%, 8/12/41	50,000	45,098
3.25%, 11/15/49	50,000	46,783
3.20%, 8/12/61	250,000	223,987

Intercontinental Exchange, Inc. 2.65%, 9/15/40	50,000	44,426
3.00%, 6/15/50	150,000	133,884
3.00%, 9/15/60	100,000	86,050

International Business Machines Corp. 3.50%, 5/15/29	450,000	471,582
4.15%, 5/15/39	250,000	267,952

International Flavors & Fragrances, Inc. 4.38%, 6/1/47	27,000	28,395
5.00%, 9/26/48	200,000	228,524

International Paper Co. 4.80%, 6/15/44	250,000	283,692
4.35%, 8/15/48	134,000	145,943

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Interpublic Group of Cos., Inc. 5.40%, 10/1/48	$125,000	$156,265

Interstate Power & Light Co. 4.10%, 9/26/28	250,000	268,105
6.25%, 7/15/39	10,000	13,342
3.70%, 9/15/46	100,000	103,937

J.M. Smucker Co. 4.25%, 3/15/35	222,000	240,366
2.75%, 9/15/41	200,000	173,942
4.38%, 3/15/45	5,000	5,424

Jabil, Inc. 3.95%, 1/12/28	209,000	218,631

Janus Henderson US Holdings, Inc. 4.88%, 8/1/25	2,000	2,137

Jefferies Group LLC 6.25%, 1/15/36	268,000	331,736
6.50%, 1/20/43	61,000	77,056

Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85%, 1/15/27	19,000	20,718
4.15%, 1/23/30	503,000	529,096

JetBlue Pass Through Trust 2.75%, 11/15/33, Series 2019-1, Class AA	92,380	89,133

John Deere Capital Corp. 3.05%, 1/6/28	25,000	25,917
3.45%, 3/7/29	50,000	52,905
2.80%, 7/18/29(c)	175,000	177,898
2.45%, 1/9/30	45,000	44,529

Johnson & Johnson 4.38%, 12/5/33	30,000	34,938
3.40%, 1/15/38	50,000	51,977
3.70%, 3/1/46	103,000	110,829

Johnson Controls International PLC 6.00%, 1/15/36	400,000	515,052
5.13%, 9/14/45	11,000	13,342
4.50%, 2/15/47	120,000	131,642

JPMorgan Chase & Co. 8.00%, 4/29/27	1,000	1,246
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	350,000	362,047
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	500,000	533,875
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	50,000	48,581
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(d)	500,000	456,145
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(d)	500,000	479,880
2.96%, 1/25/33, (2.963% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.26% thereafter)(d)	350,000	346,626
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(d)	100,000	94,864
5.63%, 8/16/43	200,000	252,596
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	100,000	106,289

Juniper Networks, Inc. 2.00%, 12/10/30	50,000	44,808
5.95%, 3/15/41	100,000	120,684

Kansas City Southern 2.88%, 11/15/29	200,000	198,836
4.70%, 5/1/48	125,000	143,434
4.20%, 11/15/69	50,000	52,443

Kellogg Co. 3.40%, 11/15/27	155,000	160,766
7.45%, 4/1/31, Series B	150,000	200,647

Kennametal, Inc. 4.63%, 6/15/28	240,000	258,336

Keurig Dr. Pepper, Inc. 3.43%, 6/15/27	90,000	93,331
4.60%, 5/25/28	86,000	94,113
3.20%, 5/1/30	525,000	531,814
5.09%, 5/25/48	125,000	146,903

KeyBank NA 3.90%, 4/13/29	75,000	79,117

KeyCorp 4.10%, 4/30/28	290,000	311,544
2.55%, 10/1/29	90,000	87,555

Kilroy Realty LP 4.25%, 8/15/29	150,000	159,758
3.05%, 2/15/30	120,000	118,207

Kimberly-Clark Corp. 3.20%, 4/25/29(c)	117,000	121,433

Kimco Realty Corp. 2.70%, 10/1/30	50,000	48,651
4.45%, 9/1/47	100,000	109,959
3.70%, 10/1/49	250,000	243,727

Kinder Morgan Energy Partners LP 7.30%, 8/15/33	1,000	1,288
5.80%, 3/15/35	50,000	59,045
6.95%, 1/15/38	90,000	115,086
6.38%, 3/1/41	8,000	9,668
5.00%, 8/15/42	200,000	210,984
5.00%, 3/1/43	370,000	392,862
5.40%, 9/1/44	75,000	83,803

Kinder Morgan, Inc. 4.30%, 3/1/28	192,000	204,730
2.00%, 2/15/31(c)	400,000	359,536
7.75%, 1/15/32	337,000	446,555
5.30%, 12/1/34	168,000	189,554
5.55%, 6/1/45	148,000	169,784
5.05%, 2/15/46	80,000	86,856

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
5.20%, 3/1/48	$100,000	$111,592
3.25%, 8/1/50	150,000	126,500

Kirby Corp. 4.20%, 3/1/28	80,000	82,742

KLA Corp. 3.30%, 3/1/50	250,000	237,127

Kohl’s Corp. 5.55%, 7/17/45	177,000	181,236

Kroger Co. 3.70%, 8/1/27	295,000	311,036
5.40%, 7/15/40	50,000	60,061
5.00%, 4/15/42	66,000	76,478
5.15%, 8/1/43	25,000	29,237
4.45%, 2/1/47	51,000	55,556
4.65%, 1/15/48	69,000	77,461
5.40%, 1/15/49	250,000	311,252

L3Harris Technologies, Inc. 4.40%, 6/15/28	406,000	439,594
1.80%, 1/15/31	250,000	226,205
4.85%, 4/27/35	105,000	120,395

Laboratory Corp. of America Holdings 3.60%, 9/1/27	225,000	235,600
4.70%, 2/1/45	75,000	82,869

Lam Research Corp. 4.00%, 3/15/29	217,000	235,447

Las Vegas Sands Corp. 3.90%, 8/8/29	137,000	131,212

Lear Corp. 4.25%, 5/15/29	298,000	316,020

Leggett & Platt, Inc. 3.50%, 11/15/27	25,000	25,900
3.50%, 11/15/51	250,000	232,660

Leidos, Inc. 2.30%, 2/15/31	350,000	319,497

LifeStorage LP 3.50%, 7/1/26	60,000	62,475
3.88%, 12/15/27	25,000	26,558

Lincoln National Corp. 3.80%, 3/1/28	13,000	13,702
3.05%, 1/15/30	200,000	199,052
4.35%, 3/1/48	153,000	167,474

Lockheed Martin Corp. 2.80%, 6/15/50	100,000	90,278

Lowe’s Cos., Inc. 3.10%, 5/3/27	60,000	61,843
3.65%, 4/5/29	500,000	524,630
4.50%, 4/15/30	350,000	386,158
5.00%, 4/15/40	350,000	402,801
2.80%, 9/15/41	250,000	221,630
5.13%, 4/15/50	250,000	301,742
3.00%, 10/15/50	350,000	305,382

LYB International Finance BV 5.25%, 7/15/43	100,000	115,918
4.88%, 3/15/44	195,000	215,025

LYB International Finance III LLC 4.20%, 10/15/49	300,000	304,650
3.80%, 10/1/60	310,000	281,725

Magellan Midstream Partners LP 3.25%, 6/1/30	250,000	250,260
5.15%, 10/15/43	72,000	79,623
4.20%, 10/3/47	160,000	158,634

Marathon Oil Corp. 4.40%, 7/15/27	165,000	175,294
6.60%, 10/1/37	79,000	99,549

Marathon Petroleum Corp. 6.50%, 3/1/41	240,000	306,058
4.75%, 9/15/44	51,000	54,035
4.50%, 4/1/48	75,000	77,774
5.00%, 9/15/54	40,000	43,222

Markel Corp. 3.50%, 11/1/27	100,000	104,110
5.00%, 4/5/46	250,000	291,617

Marriott International, Inc. 4.63%, 6/15/30	250,000	270,537
2.85%, 4/15/31, Series HH	376,000	358,659
3.50%, 10/15/32, Series GG	100,000	99,834

Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	171,000	186,698

Martin Marietta Materials, Inc. 3.45%, 6/1/27	25,000	26,052
4.25%, 12/15/47	180,000	189,220
3.20%, 7/15/51	250,000	224,267

Marvell Technology, Inc. 2.95%, 4/15/31	300,000	289,950

Masco Corp. 1.50%, 2/15/28	500,000	460,360

Massachusetts Institute of Technology 5.60%, 7/1/2111	60,000	92,909

Mastercard, Inc. 3.50%, 2/26/28	52,000	55,402
2.95%, 6/1/29	145,000	149,160
1.90%, 3/15/31	50,000	47,609

McCormick & Co., Inc. 3.40%, 8/15/27	60,000	62,468
1.85%, 2/15/31	235,000	213,777

McDonald’s Corp. 3.80%, 4/1/28	28,000	29,779
2.63%, 9/1/29(c)	100,000	98,537
2.13%, 3/1/30	150,000	142,385
3.60%, 7/1/30	250,000	262,697
4.70%, 12/9/35	331,000	376,178
6.30%, 3/1/38	18,000	23,653
4.88%, 7/15/40	150,000	173,469
3.70%, 2/15/42	150,000	149,633
4.60%, 5/26/45	92,000	101,996
4.88%, 12/9/45	88,000	101,134
4.45%, 3/1/47	69,000	75,784
4.45%, 9/1/48	40,000	44,097
3.63%, 9/1/49	250,000	246,372
4.20%, 4/1/50	250,000	267,912

MDC Holdings, Inc. 3.85%, 1/15/30(c)	50,000	50,120
3.97%, 8/6/61	150,000	123,159

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Medtronic Global Holdings SCA 3.35%, 4/1/27	$43,000	$44,856

Merck & Co., Inc. 1.45%, 6/24/30	250,000	228,742
2.15%, 12/10/31	200,000	191,178
4.00%, 3/7/49	100,000	110,623

Mercury General Corp. 4.40%, 3/15/27	160,000	170,282

MetLife, Inc. 4.05%, 3/1/45	250,000	272,302
6.40%, 12/15/66	140,000	158,577

Micron Technology, Inc. 5.33%, 2/6/29	337,000	376,820

Microsoft Corp. 4.50%, 10/1/40	50,000	60,141
3.95%, 3/15/29	340,000	364,024
1.70%, 2/15/31	100,000	90,307

MidAmerican Energy Co. 6.75%, 12/30/31	50,000	65,887
3.65%, 8/1/48	50,000	50,925

Molson Coors Beverage Co. 3.00%, 7/15/26	167,000	170,028
5.00%, 5/1/42	60,000	65,911
4.20%, 7/15/46	315,000	315,104

Mondelez International, Inc. 2.75%, 4/13/30	50,000	49,337
1.50%, 2/4/31(c)	500,000	442,730
1.88%, 10/15/32(c)	25,000	22,519
2.63%, 9/4/50	150,000	126,585

Moody’s Corp. 3.25%, 1/15/28	33,000	34,250
5.25%, 7/15/44	250,000	302,585

Morgan Stanley 3.95%, 4/23/27	350,000	367,633
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	350,000	378,042
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(d)	250,000	223,485
7.25%, 4/1/32	100,000	134,326
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(d)	275,000	248,022
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(d)	250,000	231,732
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(d)	100,000	95,482
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(d)	200,000	174,878

Morgan Stanley Domestic Holdings, Inc. 3.80%, 8/24/27	100,000	104,756

Mosaic Co. 4.05%, 11/15/27	223,000	235,847
5.63%, 11/15/43	38,000	46,921

Motorola Solutions, Inc. 4.60%, 2/23/28	50,000	54,023
4.60%, 5/23/29	75,000	80,965
2.30%, 11/15/30	75,000	68,977
2.75%, 5/24/31	244,000	230,731
5.50%, 9/1/44	50,000	58,288

MPLX LP 4.25%, 12/1/27	50,000	53,038
4.00%, 3/15/28	280,000	292,384
4.80%, 2/15/29	60,000	65,764
2.65%, 8/15/30	200,000	188,624
5.20%, 3/1/47	35,000	38,670
5.20%, 12/1/47	275,000	300,319
4.70%, 4/15/48	500,000	519,985

Mylan, Inc. 4.55%, 4/15/28	166,000	176,946
5.20%, 4/15/48	150,000	163,299

Nasdaq, Inc. 1.65%, 1/15/31(c)	650,000	574,028

National Fuel Gas Co. 3.95%, 9/15/27(c)	150,000	153,758
4.75%, 9/1/28	105,000	110,973

National Health Investors, Inc. 3.00%, 2/1/31	350,000	323,186

National Retail Properties, Inc. 3.50%, 10/15/27	15,000	15,688
2.50%, 4/15/30	200,000	192,122
3.50%, 4/15/51	150,000	139,041

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/28	100,000	103,455
3.70%, 3/15/29	167,000	175,918

NewMarket Corp. 2.70%, 3/18/31	274,000	263,983

Newmont Corp. 2.80%, 10/1/29	110,000	107,694
2.60%, 7/15/32	250,000	237,860
6.25%, 10/1/39	93,000	120,728
5.45%, 6/9/44	250,000	306,260

NextEra Energy Capital Holdings, Inc. 3.50%, 4/1/29	327,000	336,987
2.75%, 11/1/29	500,000	491,490
3.00%, 1/15/52	250,000	216,472
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	32,839

NIKE, Inc. 2.85%, 3/27/30	220,000	223,859

NiSource, Inc. 3.60%, 5/1/30	515,000	527,159
5.95%, 6/15/41	2,000	2,474
4.80%, 2/15/44	40,000	43,657
5.65%, 2/1/45	224,000	266,340

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
4.38%, 5/15/47	$81,000	$84,982
3.95%, 3/30/48	75,000	73,754

Norfolk Southern Corp. 3.15%, 6/1/27	100,000	103,152
3.80%, 8/1/28(c)	149,000	157,885
4.84%, 10/1/41	120,000	140,768
3.95%, 10/1/42	250,000	263,330
3.94%, 11/1/47	71,000	74,544
3.05%, 5/15/50	250,000	228,370
2.90%, 8/25/51	100,000	88,260
4.10%, 5/15/2121	100,000	97,034

Northern States Power Co. 3.20%, 4/1/52	200,000	194,376

Northrop Grumman Corp. 3.20%, 2/1/27	100,000	102,923
3.25%, 1/15/28	100,000	102,679
7.75%, 2/15/31(e)	170,000	229,916
5.15%, 5/1/40	250,000	297,615
5.05%, 11/15/40	26,000	30,861
4.75%, 6/1/43	60,000	69,546
5.25%, 5/1/50	372,000	470,450

NOV, Inc. 3.95%, 12/1/42	105,000	96,074

NSTAR Electric Co. 3.20%, 5/15/27	150,000	155,001

Nucor Corp. 5.20%, 8/1/43	200,000	247,594
2.98%, 12/15/55	27,000	23,684

NVIDIA Corp. 2.85%, 4/1/30	250,000	253,302

O’Reilly Automotive, Inc. 3.60%, 9/1/27	100,000	104,627
4.20%, 4/1/30	250,000	268,422
1.75%, 3/15/31	250,000	224,370

Oglethorpe Power Corp. 5.95%, 11/1/39	50,000	61,966
5.25%, 9/1/50	255,000	297,863

Ohio Power Co. 2.90%, 10/1/51, Series R	150,000	128,718

Oklahoma Gas & Electric Co. 3.80%, 8/15/28	135,000	142,482

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	90,000	95,054
4.75%, 1/15/28	60,000	63,214
3.63%, 10/1/29	100,000	98,704

Omnicom Group, Inc. 2.45%, 4/30/30	525,000	504,394

ONEOK Partners LP 6.13%, 2/1/41	100,000	115,897
6.20%, 9/15/43	25,000	28,951

ONEOK, Inc. 4.00%, 7/13/27	430,000	448,112
4.55%, 7/15/28	357,000	381,247
4.45%, 9/1/49	150,000	148,499
4.50%, 3/15/50	100,000	99,132
7.15%, 1/15/51	150,000	199,461

Oracle Corp. 2.65%, 7/15/26	125,000	124,250
2.80%, 4/1/27	310,000	308,286
3.25%, 11/15/27	414,000	419,361
2.30%, 3/25/28	275,000	261,852
2.95%, 4/1/30	600,000	580,350
2.88%, 3/25/31	733,000	700,081
4.30%, 7/8/34	100,000	103,373
3.80%, 11/15/37	400,000	381,020
6.50%, 4/15/38	250,000	309,680
3.60%, 4/1/40	100,000	90,608
5.38%, 7/15/40	350,000	384,566
3.65%, 3/25/41	200,000	181,388
4.13%, 5/15/45	250,000	233,817
4.00%, 7/15/46	250,000	230,045
4.00%, 11/15/47	500,000	458,325
3.60%, 4/1/50	300,000	260,754
3.95%, 3/25/51	500,000	459,100
4.38%, 5/15/55	150,000	143,051
3.85%, 4/1/60	300,000	258,999
4.10%, 3/25/61	188,000	169,990

Oshkosh Corp. 4.60%, 5/15/28	32,000	34,473

Otis Worldwide Corp. 2.57%, 2/15/30	503,000	488,212

Ovintiv, Inc. 7.20%, 11/1/31	248,000	305,903

Owens Corning 3.40%, 8/15/26	260,000	267,901
7.00%, 12/1/36	32,000	42,176
4.40%, 1/30/48	150,000	159,594

Owl Rock Capital Corp. 2.88%, 6/11/28	375,000	340,361

Owl Rock Capital Corp. III 3.13%, 4/13/27(e)	200,000	185,518

Pacific Gas and Electric Co. 3.30%, 3/15/27	150,000	149,408
2.10%, 8/1/27	50,000	46,463
4.55%, 7/1/30	250,000	257,150
2.50%, 2/1/31	775,000	690,773
4.50%, 7/1/40	432,000	411,938
4.20%, 6/1/41	75,000	69,071
3.75%, 8/15/42	100,000	85,865
4.60%, 6/15/43	340,000	325,887
4.00%, 12/1/46	100,000	87,227
4.95%, 7/1/50	350,000	348,166
3.50%, 8/1/50	300,000	247,350

Packaging Corp. of America 3.00%, 12/15/29	242,000	242,087

Paramount Global 2.90%, 1/15/27	92,000	92,342
3.70%, 6/1/28	34,000	35,291
7.88%, 7/30/30	397,000	518,839
4.95%, 1/15/31	436,000	482,434
4.20%, 5/19/32	100,000	104,466
4.38%, 3/15/43	150,000	150,551
5.85%, 9/1/43	141,000	169,481

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
5.25%, 4/1/44	$30,000	$33,207
4.95%, 5/19/50	185,000	202,629

Parker-Hannifin Corp. 3.25%, 3/1/27	100,000	103,612
3.25%, 6/14/29	422,000	430,765
4.00%, 6/14/49	150,000	158,634

PayPal Holdings, Inc. 2.30%, 6/1/30(c)	100,000	95,382

Pentair Finance Sarl 4.50%, 7/1/29	233,000	252,239

PepsiCo, Inc. 3.00%, 10/15/27	28,000	29,132
4.45%, 4/14/46	250,000	297,235

PerkinElmer, Inc. 2.55%, 3/15/31	200,000	190,860

Pfizer, Inc. 3.60%, 9/15/28	94,000	100,784
3.45%, 3/15/29	93,000	98,247
2.63%, 4/1/30	100,000	100,301
1.70%, 5/28/30	100,000	93,310
1.75%, 8/18/31	250,000	232,032
4.00%, 3/15/49	150,000	167,322

Philip Morris International, Inc. 1.75%, 11/1/30	250,000	226,887
4.25%, 11/10/44	50,000	51,730

Phillips 66 4.65%, 11/15/34	322,000	359,877
5.88%, 5/1/42	300,000	381,678

Phillips 66 Partners LP 3.75%, 3/1/28	245,000	252,365
4.90%, 10/1/46	100,000	111,543

Physicians Realty LP 3.95%, 1/15/28	25,000	26,289

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/29	578,000	594,976

Pioneer Natural Resources Co. 1.90%, 8/15/30	468,000	426,222

Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/26	171,000	182,414
3.55%, 12/15/29	250,000	247,712
6.65%, 1/15/37	250,000	296,607
4.70%, 6/15/44	47,000	44,770

PNC Financial Services Group, Inc. 2.55%, 1/22/30	175,000	172,251

PPL Capital Funding, Inc. 3.10%, 5/15/26	99,000	100,950
4.13%, 4/15/30	100,000	108,569

President & Fellows of Harvard College 2.52%, 10/15/50	125,000	112,754

Principal Financial Group, Inc. 3.70%, 5/15/29	21,000	22,410

Progressive Corp. 2.45%, 1/15/27	25,000	25,302
6.63%, 3/1/29	160,000	198,598

Prologis LP 4.38%, 2/1/29	60,000	66,320

Prudential Financial, Inc. 4.60%, 5/15/44	100,000	114,012
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)(d)	283,000	274,136
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)(d)	150,000	157,131
3.70%, 3/13/51	50,000	50,866

Public Service Co. of Colorado 3.70%, 6/15/28	126,000	133,563

Public Service Co. of New Hampshire 3.60%, 7/1/49	50,000	50,882

Public Service Electric & Gas Co. 3.00%, 5/15/27	35,000	35,993
3.20%, 5/15/29	170,000	175,068

Public Storage 3.09%, 9/15/27	90,000	93,402

Puget Sound Energy, Inc. 4.22%, 6/15/48	250,000	270,475

PulteGroup, Inc. 6.00%, 2/15/35	350,000	421,715

QUALCOMM, Inc. 3.25%, 5/20/27(c)	62,000	64,657
1.30%, 5/20/28	88,000	81,873

Quanta Services, Inc. 3.05%, 10/1/41	250,000	218,167

Quest Diagnostics, Inc. 2.95%, 6/30/30	405,000	400,581

Raymond James Financial, Inc. 4.95%, 7/15/46	305,000	352,132

Raytheon Technologies Corp. 3.50%, 3/15/27	190,000	198,677
7.20%, 8/15/27	21,000	25,953
4.13%, 11/16/28	613,000	663,100
2.25%, 7/1/30	425,000	404,383
4.45%, 11/16/38	152,000	170,055
4.88%, 10/15/40	250,000	289,660
4.70%, 12/15/41	50,000	56,851
4.50%, 6/1/42	261,000	292,043
4.15%, 5/15/45	119,000	128,093
3.75%, 11/1/46	106,000	107,224
4.35%, 4/15/47	82,000	90,487
4.05%, 5/4/47	145,000	153,947
4.63%, 11/16/48	45,000	52,081
3.13%, 7/1/50	250,000	230,807
3.03%, 3/15/52	200,000	180,042

Realty Income Corp. 4.13%, 10/15/26	95,000	101,011
3.00%, 1/15/27	46,000	46,787
3.65%, 1/15/28	136,000	142,142

Regency Centers LP 4.13%, 3/15/28	40,000	42,844
2.95%, 9/15/29	272,000	269,128
4.40%, 2/1/47	13,000	13,909
4.65%, 3/15/49	150,000	169,721

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	$125,000	$111,813
2.80%, 9/15/50	150,000	124,406

Regions Financial Corp. 7.38%, 12/10/37	50,000	70,246

Reinsurance Group of America, Inc. 3.15%, 6/15/30	250,000	249,132

Republic Services, Inc. 3.95%, 5/15/28	90,000	95,789
1.45%, 2/15/31	250,000	221,250
1.75%, 2/15/32	450,000	401,521

Rockwell Automation, Inc. 3.50%, 3/1/29	68,000	72,008

Roper Technologies, Inc. 3.80%, 12/15/26	90,000	94,765
1.40%, 9/15/27	99,000	92,532
2.00%, 6/30/30	400,000	366,044

Ross Stores, Inc. 1.88%, 4/15/31	250,000	226,485

Royalty Pharma PLC 2.20%, 9/2/30	315,000	286,445
3.30%, 9/2/40	250,000	221,620
3.55%, 9/2/50	125,000	108,570

RPM International, Inc. 3.75%, 3/15/27	73,000	76,893
4.55%, 3/1/29	100,000	108,702

S&P Global, Inc. 2.95%, 1/22/27	5,000	5,141

Sabine Pass Liquefaction LLC 5.00%, 3/15/27	50,000	54,435
4.20%, 3/15/28	302,000	318,208
4.50%, 5/15/30	232,000	249,894

Sabra Health Care LP 5.13%, 8/15/26	50,000	53,134
3.90%, 10/15/29	265,000	264,918

salesforce.com, Inc. 2.90%, 7/15/51(c)	200,000	182,798

Santander Holdings USA, Inc. 4.40%, 7/13/27	102,000	107,337

Sempra Energy 3.25%, 6/15/27	40,000	40,898
3.40%, 2/1/28	246,000	253,552
3.80%, 2/1/38	150,000	152,873
6.00%, 10/15/39	100,000	127,393

ServiceNow, Inc. 1.40%, 9/1/30	250,000	220,837

Sherwin-Williams Co. 3.45%, 6/1/27	116,000	120,754
2.95%, 8/15/29	110,000	110,440
2.30%, 5/15/30	290,000	275,668
4.55%, 8/1/45	12,000	13,183
4.50%, 6/1/47	200,000	219,450

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	78,000	80,144

Simon Property Group LP 3.38%, 6/15/27	175,000	181,060
2.45%, 9/13/29	142,000	137,351

SITE Centers Corp. 4.70%, 6/1/27	30,000	32,111

Skyworks Solutions, Inc. 3.00%, 6/1/31	50,000	46,698

Snap-on, Inc. 3.25%, 3/1/27	150,000	157,037

Sonoco Products Co. 2.85%, 2/1/32	350,000	339,906

Southern California Edison Co. 3.65%, 3/1/28, Series B	70,000	72,891
4.20%, 3/1/29, Series A	100,000	106,598
6.65%, 4/1/29	233,000	275,737
3.65%, 2/1/50	200,000	189,590

Southern Co. 3.25%, 7/1/26	64,000	65,503
3.70%, 4/30/30, Series A	100,000	103,161
4.25%, 7/1/36	257,000	270,128
4.40%, 7/1/46	255,000	267,418

Southern Co. Gas Capital Corp. 5.88%, 3/15/41	150,000	188,882
4.40%, 6/1/43	100,000	104,429
4.40%, 5/30/47	3,000	3,167

Southern Power Co. 5.15%, 9/15/41	150,000	167,508
5.25%, 7/15/43	15,000	16,998
4.95%, 12/15/46, Series F	160,000	176,642

Southwest Airlines Co. 5.13%, 6/15/27	225,000	249,833
3.45%, 11/16/27(c)	100,000	103,078

Southwest Gas Corp. 4.15%, 6/1/49	300,000	311,412

Southwestern Electric Power Co. 4.10%, 9/15/28, Series M	229,000	242,939
3.85%, 2/1/48, Series L	250,000	243,077

Spectra Energy Partners LP 5.95%, 9/25/43	250,000	315,560

Spirit Airlines Pass Through Trust 4.10%, 10/1/29, Series A	115,466	117,015

Spirit Realty LP 3.40%, 1/15/30	150,000	149,993

Stanley Black & Decker, Inc. 4.25%, 11/15/28	125,000	136,728
2.30%, 3/15/30	25,000	24,082

Starbucks Corp. 4.00%, 11/15/28	383,000	410,492
3.55%, 8/15/29	379,000	394,626
4.30%, 6/15/45	150,000	157,500
4.50%, 11/15/48	50,000	54,458
4.45%, 8/15/49	150,000	161,745
3.35%, 3/12/50	50,000	45,533
3.50%, 11/15/50	150,000	140,996

State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	110,000	109,348

Steel Dynamics, Inc. 3.45%, 4/15/30	24,000	24,438
3.25%, 1/15/31	50,000	50,018

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Steelcase, Inc. 5.13%, 1/18/29	$95,000	$103,791

STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	200,000	190,084

Stifel Financial Corp. 4.00%, 5/15/30	200,000	210,752

STORE Capital Corp. 4.50%, 3/15/28	30,000	32,085
4.63%, 3/15/29	25,000	26,871

Stryker Corp. 4.63%, 3/15/46	375,000	429,727

Synchrony Financial 3.70%, 8/4/26	99,000	101,028
3.95%, 12/1/27	223,000	230,305
5.15%, 3/19/29	50,000	54,742

Sysco Corp. 3.30%, 7/15/26	170,000	175,365
3.25%, 7/15/27	210,000	216,474
5.95%, 4/1/30	160,000	191,261
5.38%, 9/21/35	72,000	86,285
6.60%, 4/1/50	227,000	316,406

T-Mobile USA, Inc. 3.75%, 4/15/27	787,000	817,732
2.05%, 2/15/28	250,000	238,102
3.88%, 4/15/30	1,000,000	1,034,350
2.55%, 2/15/31	153,000	143,210
2.25%, 11/15/31	150,000	136,176
2.70%, 3/15/32(e)	300,000	282,189
4.38%, 4/15/40	200,000	208,560
3.00%, 2/15/41	130,000	113,455
4.50%, 4/15/50	300,000	313,413
3.30%, 2/15/51	250,000	218,172
3.40%, 10/15/52(e)	250,000	221,330
3.60%, 11/15/60	250,000	219,647

Target Corp. 3.38%, 4/15/29	130,000	137,873

TC PipeLines LP 3.90%, 5/25/27	217,000	230,389

Teledyne FLIR LLC 2.50%, 8/1/30	200,000	189,424

Teledyne Technologies, Inc. 2.25%, 4/1/28	78,000	75,867
2.75%, 4/1/31	50,000	48,204

Texas Instruments, Inc. 2.25%, 9/4/29(c)	100,000	98,696

Textron, Inc. 3.38%, 3/1/28	450,000	460,165

Thermo Fisher Scientific, Inc. 2.00%, 10/15/31	200,000	185,798
2.80%, 10/15/41	275,000	253,476
4.10%, 8/15/47	40,000	44,580

Time Warner Cable LLC 6.55%, 5/1/37	401,000	481,894
7.30%, 7/1/38	50,000	62,972
6.75%, 6/15/39	77,000	93,246
4.50%, 9/15/42	500,000	474,450

Timken Co. 4.50%, 12/15/28	256,000	276,250

TJX Cos., Inc. 1.60%, 5/15/31	65,000	58,937

Toyota Motor Credit Corp. 2.15%, 2/13/30(c)	100,000	96,275

Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	83,000	86,703
5.75%, 6/15/43	50,000	64,016

Trane Technologies Luxembourg Finance SA 3.80%, 3/21/29	180,000	189,239
4.50%, 3/21/49	150,000	167,243

Transatlantic Holdings, Inc. 8.00%, 11/30/39	30,000	44,571

Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/28	295,000	311,783
4.60%, 3/15/48	200,000	218,708
3.95%, 5/15/50	250,000	249,752

Travelers Cos., Inc. 4.30%, 8/25/45	250,000	282,550

Trimble, Inc. 4.90%, 6/15/28	120,000	129,325

Truist Bank 3.30%, 5/15/26	40,000	41,421

Trustees of Princeton University 5.70%, 3/1/39	90,000	121,902

Tyson Foods, Inc. 4.35%, 3/1/29	385,000	417,617
4.88%, 8/15/34	126,000	144,450
5.15%, 8/15/44	100,000	119,676
4.55%, 6/2/47	50,000	55,754
5.10%, 9/28/48	54,000	64,846

U.S. Bancorp
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(d)	250,000	234,642

UDR, Inc. 2.95%, 9/1/26	40,000	40,624
3.50%, 1/15/28	25,000	25,853
4.40%, 1/26/29	79,000	85,454
3.20%, 1/15/30	210,000	211,014
3.00%, 8/15/31	73,000	72,131

Union Pacific Corp. 2.38%, 5/20/31	100,000	97,117
4.05%, 3/1/46	99,000	107,179
4.00%, 4/15/47	65,000	69,847
4.50%, 9/10/48	59,000	67,743
3.25%, 2/5/50	50,000	48,098
3.80%, 10/1/51	35,000	36,626
3.88%, 2/1/55	30,000	31,279
3.80%, 4/6/71	55,000	55,546

United Airlines Pass Through Trust 4.30%, 2/15/27, Series 2013-1, Class A	279,475	290,461
4.00%, 10/11/27, Series A	43,048	44,439
3.75%, 3/3/28, Series A	11,269	11,537
3.45%, 1/7/30, Series A	22,877	22,339

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

United Parcel Service, Inc. 3.05%, 11/15/27	$49,000	$51,158
3.40%, 3/15/29	150,000	158,447

UnitedHealth Group, Inc. 3.45%, 1/15/27	103,000	108,404
3.38%, 4/15/27	95,000	99,841
3.85%, 6/15/28	95,000	102,027
3.88%, 12/15/28	190,000	204,917
3.05%, 5/15/41	100,000	96,168
3.25%, 5/15/51	100,000	97,233

Universal Health Services, Inc. 2.65%, 1/15/32(e)	300,000	278,232

University of Notre Dame du Lac 3.39%, 2/15/48, Series 2017	12,000	12,626

Unum Group 5.75%, 8/15/42	122,000	136,536
4.50%, 12/15/49	125,000	120,771

Utah Acquisition Sub, Inc. 5.25%, 6/15/46	50,000	53,122

Valero Energy Corp. 4.35%, 6/1/28	183,000	195,349
4.00%, 4/1/29	175,000	183,155
6.63%, 6/15/37	100,000	128,661
4.90%, 3/15/45	223,000	241,244

Valero Energy Partners LP 4.50%, 3/15/28	50,000	53,452

Valmont Industries, Inc. 5.00%, 10/1/44	105,000	118,622

Ventas Realty LP 4.00%, 3/1/28	115,000	122,301
4.40%, 1/15/29	60,000	65,097
3.00%, 1/15/30	200,000	198,054
2.50%, 9/1/31(c)	350,000	330,403

Verisk Analytics, Inc. 5.50%, 6/15/45	25,000	31,190

Verizon Communications, Inc. 4.13%, 3/16/27	213,000	228,353
4.33%, 9/21/28	568,000	619,393
3.88%, 2/8/29	305,000	324,676
4.02%, 12/3/29	773,000	829,460
1.68%, 10/30/30	209,000	187,968
1.75%, 1/20/31	680,000	612,551
2.55%, 3/21/31	1,150,000	1,104,069
2.36%, 3/15/32(e)	250,000	233,662
4.50%, 8/10/33	376,000	418,428
4.40%, 11/1/34	466,000	514,380
4.81%, 3/15/39	560,000	653,223
2.65%, 11/20/40	380,000	330,228
3.40%, 3/22/41	500,000	481,775
2.85%, 9/3/41	100,000	89,594
6.55%, 9/15/43	25,000	35,716
4.13%, 8/15/46	288,000	304,868
4.86%, 8/21/46	215,000	259,142
4.00%, 3/22/50	630,000	651,905
2.88%, 11/20/50	700,000	599,655
3.55%, 3/22/51	250,000	242,160
2.99%, 10/30/56	400,000	341,836
3.00%, 11/20/60	145,000	120,808
3.70%, 3/22/61	200,000	191,174

VF Corp. 2.80%, 4/23/27	110,000	111,472
2.95%, 4/23/30	125,000	123,846

Viatris, Inc. 2.70%, 6/22/30	250,000	233,540
3.85%, 6/22/40	150,000	140,924
4.00%, 6/22/50	250,000	221,875

Virginia Electric & Power Co. 3.50%, 3/15/27, Series A	107,000	112,283
4.20%, 5/15/45, Series B	250,000	271,012

VMware, Inc. 3.90%, 8/21/27	214,000	223,885
2.20%, 8/15/31	500,000	458,010

Vontier Corp. 2.95%, 4/1/31	50,000	45,593

Vulcan Materials Co. 3.90%, 4/1/27	20,000	21,092
4.50%, 6/15/47	80,000	88,167
4.70%, 3/1/48	30,000	34,046

W.R. Berkley Corp. 4.75%, 8/1/44	8,000	9,114
4.00%, 5/12/50	250,000	254,835

Walgreens Boots Alliance, Inc. 3.20%, 4/15/30(c)	250,000	252,805
4.80%, 11/18/44	52,000	57,057
4.10%, 4/15/50	150,000	150,935

Walt Disney Co. 3.80%, 3/22/30	50,000	53,706
3.50%, 5/13/40	250,000	250,105
4.75%, 9/15/44	200,000	231,478
3.80%, 5/13/60	50,000	51,849

Waste Connections, Inc. 3.50%, 5/1/29	75,000	77,712
2.20%, 1/15/32	400,000	371,600

Waste Management, Inc. 3.15%, 11/15/27	175,000	180,145
1.15%, 3/15/28	80,000	73,161
1.50%, 3/15/31	300,000	268,650
4.15%, 7/15/49	50,000	56,084
2.50%, 11/15/50	40,000	33,558

WEC Energy Group, Inc. 1.38%, 10/15/27(c)	110,000	102,271

Wells Fargo & Co.
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(d)	450,000	492,160
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(d)	500,000	507,090
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	100,000	93,374
4.90%, 11/17/45	200,000	227,084
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(d)	50,000	61,696

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Wells Fargo Bank NA 5.85%, 2/1/37	$100,000	$124,734

Welltower, Inc. 4.25%, 4/15/28	75,000	80,666
4.13%, 3/15/29	150,000	160,805
3.10%, 1/15/30	364,000	364,524
2.80%, 6/1/31	150,000	145,272

Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/28	293,000	318,605

Westlake Corp. 3.60%, 8/15/26	108,000	112,429
5.00%, 8/15/46	55,000	62,666
4.38%, 11/15/47	85,000	90,136
3.13%, 8/15/51	150,000	128,733

WestRock MWV LLC 8.20%, 1/15/30	36,000	47,601

Weyerhaeuser Co. 6.95%, 10/1/27	75,000	90,628
4.00%, 11/15/29	70,000	74,717
7.38%, 3/15/32	215,000	290,370

Whirlpool Corp. 2.40%, 5/15/31	100,000	95,206
4.60%, 5/15/50	150,000	164,282

Williams Cos., Inc. 3.75%, 6/15/27	214,000	223,266
2.60%, 3/15/31	350,000	331,303
8.75%, 3/15/32	45,000	63,481
6.30%, 4/15/40	55,000	68,103
5.75%, 6/24/44	102,000	120,433
5.10%, 9/15/45	300,000	332,262

Willis North America, Inc. 4.50%, 9/15/28	150,000	160,622
2.95%, 9/15/29	250,000	245,127

WRKCo, Inc. 4.00%, 3/15/28	245,000	263,537
4.90%, 3/15/29	162,000	179,950
3.00%, 6/15/33	250,000	241,805

Xcel Energy, Inc. 3.40%, 6/1/30	150,000	154,721
6.50%, 7/1/36	250,000	330,970

Xylem, Inc. 1.95%, 1/30/28	200,000	191,602

Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	200,000	249,172

Zoetis, Inc. 3.00%, 9/12/27	236,000	240,701
3.90%, 8/20/28	111,000	117,559
4.70%, 2/1/43	25,000	28,897
3.95%, 9/12/47	25,000	26,989
4.45%, 8/20/48	100,000	114,954
TOTAL U.S. CORPORATE BONDS (Cost: $281,541,123)		267,683,196

FOREIGN CORPORATE BONDS – 4.5%

Australia – 0.1%

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	148,000	185,371

Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	265,000	273,382
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	250,000	226,595
2.96%, 11/16/40	300,000	264,861

Total Australia		950,209

Austria – 0.1%

Suzano Austria GmbH 6.00%, 1/15/29	250,000	275,083
5.00%, 1/15/30	425,000	437,265
3.75%, 1/15/31	250,000	236,220

Total Austria		948,568

Belgium – 0.6%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/36	300,000	335,067
4.90%, 2/1/46	690,000	784,406

Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/36	50,000	55,903

Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29	662,000	737,250
4.90%, 1/23/31	410,000	471,455
4.38%, 4/15/38	80,000	85,936
8.20%, 1/15/39	150,000	228,993
5.45%, 1/23/39	510,000	608,404
8.00%, 11/15/39	346,000	520,588
4.35%, 6/1/40	100,000	106,749
4.95%, 1/15/42	100,000	114,316
4.60%, 4/15/48	275,000	302,247
4.44%, 10/6/48	36,000	38,632
5.55%, 1/23/49	490,000	607,120
4.50%, 6/1/50	550,000	606,589
5.80%, 1/23/59	250,000	321,742
4.60%, 6/1/60	540,000	591,338

Total Belgium		6,516,735

Bermuda – 0.0%

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	125,000	130,079

XLIT Ltd. 5.50%, 3/31/45	53,000	65,972

Total Bermuda		196,051

Brazil – 0.1%

Vale Overseas Ltd. 6.25%, 8/10/26	50,000	56,557
3.75%, 7/8/30	300,000	296,679

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value
6.88%, 11/21/36	$400,000	$491,164
6.88%, 11/10/39	139,000	172,204

Total Brazil		1,016,604

Canada – 0.9%

Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	279,000	286,117

Barrick Gold Corp. 5.25%, 4/1/42	100,000	118,744

Barrick North America Finance LLC 5.75%, 5/1/43	82,000	102,373

Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/39	50,000	62,938

Bell Canada 4.30%, 7/29/49	150,000	161,530
3.20%, 2/15/52, Series US-6	250,000	224,895

Canadian National Railway Co. 6.90%, 7/15/28	140,000	173,933

Canadian Natural Resources Ltd. 3.85%, 6/1/27	106,000	110,750
2.95%, 7/15/30	30,000	29,358
7.20%, 1/15/32	409,000	526,780
6.50%, 2/15/37	104,000	131,028
4.95%, 6/1/47	150,000	169,614

Canadian Pacific Railway Co. 4.00%, 6/1/28	46,000	49,266
7.13%, 10/15/31	313,000	413,949
4.80%, 9/15/35	95,000	110,324
6.13%, 9/15/2115	150,000	198,544

Cenovus Energy, Inc. 5.25%, 6/15/37	600,000	668,586
3.75%, 2/15/52	250,000	226,142

CI Financial Corp. 4.10%, 6/15/51	275,000	261,841

Emera U.S. Finance LP 4.75%, 6/15/46	250,000	267,407

Enbridge, Inc. 4.25%, 12/1/26	15,000	16,004
3.70%, 7/15/27	150,000	156,622
3.13%, 11/15/29	107,000	107,602
5.50%, 12/1/46	250,000	307,765
4.00%, 11/15/49	150,000	151,326

Fairfax Financial Holdings Ltd. 4.85%, 4/17/28	157,000	168,400

Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	25,806

Nutrien Ltd. 4.20%, 4/1/29	182,000	197,390
4.13%, 3/15/35	55,000	59,483
5.88%, 12/1/36	60,000	76,225
5.25%, 1/15/45	334,000	406,525

Rogers Communications, Inc. 4.50%, 3/15/43	50,000	52,286
5.00%, 3/15/44	113,000	122,249
4.30%, 2/15/48	100,000	99,428
4.35%, 5/1/49	300,000	300,720

Suncor Energy, Inc. 7.15%, 2/1/32	122,000	156,356
5.95%, 12/1/34	191,000	227,932
5.95%, 5/15/35	36,000	43,640
6.80%, 5/15/38	18,000	23,485
6.50%, 6/15/38	250,000	316,720

Teck Resources Ltd. 6.13%, 10/1/35	215,000	260,995

TELUS Corp. 3.70%, 9/15/27	120,000	126,450
4.60%, 11/16/48	200,000	225,648

Thomson Reuters Corp. 5.65%, 11/23/43	90,000	115,692

TransCanada PipeLines Ltd. 4.25%, 5/15/28	152,000	162,263
4.63%, 3/1/34	640,000	701,069
4.75%, 5/15/38	210,000	230,412
6.10%, 6/1/40	50,000	63,350
4.88%, 5/15/48	250,000	283,715
5.10%, 3/15/49	97,000	114,106

Total Canada		9,593,783

Chile – 0.0%

Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	208,044

Enel Chile SA 4.88%, 6/12/28	250,000	267,205

Total Chile		475,249

China – 0.2%

Alibaba Group Holding Ltd. 3.40%, 12/6/27	93,000	94,411
2.13%, 2/9/31	250,000	225,348

CNOOC Finance 2015 USA LLC 4.38%, 5/2/28	540,000	590,560

JD.com, Inc. 3.38%, 1/14/30(c)	250,000	250,478

NXP BV / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/29(e)	275,000	293,859
3.40%, 5/1/30(e)	350,000	353,419
2.50%, 5/11/31(e)	130,000	121,066
3.25%, 5/11/41(e)	100,000	91,630

Tencent Music Entertainment Group 2.00%, 9/3/30	200,000	179,612

Total China		2,200,383

France – 0.1%

AXA SA 8.60%, 12/15/30	200,000	270,334

Orange SA 9.00%, 3/1/31	234,000	335,561
5.38%, 1/13/42	50,000	60,718
5.50%, 2/6/44	250,000	315,537

TotalEnergies Capital International SA 2.83%, 1/10/30	150,000	150,657
3.39%, 6/29/60	150,000	140,412

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Veolia Environnement SA 6.75%, 6/1/38	$33,000	$45,957

Total France		1,319,176

Germany – 0.2%

Daimler Finance North America LLC 8.50%, 1/18/31	50,000	71,075

Deutsche Bank AG 4.10%, 1/13/26	75,000	78,334
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	647,000	639,760

Deutsche Telekom International Finance BV 8.75%, 6/15/30	546,000	757,149
9.25%, 6/1/32	98,000	147,469

Total Germany		1,693,787

Ireland – 0.2%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 7/21/27	200,000	203,610
3.00%, 10/29/28	250,000	240,833
3.30%, 1/30/32	500,000	474,540
3.40%, 10/29/33	500,000	472,150
3.85%, 10/29/41	200,000	184,060

Total Ireland		1,575,193

Japan – 0.3%

Mitsubishi UFJ Financial Group, Inc. 3.20%, 7/18/29	225,000	226,928
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(d)	200,000	186,236

Mizuho Financial Group, Inc. 4.02%, 3/5/28	200,000	212,052
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; Secured Overnight Financing Rate + 1.532% thereafter)(d)	200,000	182,328

Nomura Holdings, Inc. 3.10%, 1/16/30	390,000	383,834

ORIX Corp. 3.70%, 7/18/27	80,000	83,972

Sumitomo Mitsui Financial Group, Inc. 3.54%, 1/17/28	200,000	208,000
3.04%, 7/16/29	200,000	200,016
2.14%, 9/23/30	432,000	394,649

Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/28	366,000	413,485
2.05%, 3/31/30	350,000	324,681
3.18%, 7/9/50	250,000	224,348

Total Japan		3,040,529

Luxembourg – 0.0%

ArcelorMittal SA 6.75%, 3/1/41	100,000	122,288

Macau – 0.0%

Sands China Ltd. 5.40%, 8/8/28	450,000	446,018

Mexico – 0.1%

America Movil SAB de CV 3.63%, 4/22/29	215,000	222,080
6.38%, 3/1/35	40,000	51,907

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/50	250,000	235,242

Grupo Televisa SAB 6.63%, 1/15/40	100,000	126,176
5.00%, 5/13/45	200,000	217,548
5.25%, 5/24/49(c)	250,000	288,090

Total Mexico		1,141,043

Netherlands – 0.1%

Cooperatieve Rabobank UA 3.75%, 7/21/26	325,000	335,835
5.25%, 8/4/45	250,000	300,298

Koninklijke Ahold Delhaize NV 5.70%, 10/1/40(c)	40,000	51,888

Total Netherlands		688,021

Norway – 0.1%

Equinor ASA 3.25%, 11/18/49	579,000	553,952
3.70%, 4/6/50	190,000	198,100

Total Norway		752,052

Peru – 0.1%

Southern Copper Corp. 6.75%, 4/16/40	235,000	305,897
5.25%, 11/8/42	100,000	116,572
5.88%, 4/23/45(c)	100,000	125,116

Total Peru		547,585

Spain – 0.2%

Banco Santander SA 2.75%, 12/3/30	400,000	363,256

Telefonica Emisiones SA 4.10%, 3/8/27	500,000	528,660
7.05%, 6/20/36	195,000	253,196
4.67%, 3/6/38	450,000	467,842
5.52%, 3/1/49	400,000	452,640

Total Spain		2,065,594

Switzerland – 0.0%

Credit Suisse Group AG 4.55%, 4/17/26	100,000	105,658
4.88%, 5/15/45	250,000	276,175

Total Switzerland		381,833

United Kingdom – 1.1%

AstraZeneca PLC 6.45%, 9/15/37	100,000	137,286
4.00%, 9/18/42	55,000	59,859
4.38%, 11/16/45	50,000	57,457
4.38%, 8/17/48	20,000	23,200

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Barclays PLC 4.84%, 5/9/28	$240,000	$254,321
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	625,721
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	300,000	321,657
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(d)	250,000	236,123
3.81%, 3/10/42, (1-year Constant Maturity Treasury Rate + 1.700%)(d)	250,000	233,755
5.25%, 8/17/45	100,000	117,479
4.95%, 1/10/47	330,000	373,167

BAT Capital Corp. 4.70%, 4/2/27	95,000	100,933
3.56%, 8/15/27	705,000	711,838
4.39%, 8/15/37	500,000	480,510
3.73%, 9/25/40	100,000	86,753
4.76%, 9/6/49	100,000	95,402
3.98%, 9/25/50	250,000	215,540

BP Capital Markets PLC 3.72%, 11/28/28	125,000	131,104

British Telecommunications PLC 5.13%, 12/4/28	365,000	395,667
9.63%, 12/15/30	281,000	394,167

CNH Industrial NV 3.85%, 11/15/27	25,000	26,216

GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	61,000	65,451

HSBC Holdings PLC
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month U.S. dollar London Interbank Offered Rate + 1.535% thereafter)(d)	400,000	427,248
4.95%, 3/31/30	350,000	388,461
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(d)	200,000	189,456
6.50%, 9/15/37	500,000	639,035
6.80%, 6/1/38	250,000	327,330

Lloyds Banking Group PLC 4.34%, 1/9/48	264,000	270,587

Natwest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	257,000	280,158
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	365,000	402,741
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(d)	250,000	231,723

nVent Finance Sarl 4.55%, 4/15/28	84,000	90,369

RELX Capital, Inc. 4.00%, 3/18/29	71,000	75,713
3.00%, 5/22/30	250,000	250,345

Reynolds American, Inc. 5.70%, 8/15/35	125,000	137,620
7.25%, 6/15/37	250,000	310,960
6.15%, 9/15/43	220,000	246,673
5.85%, 8/15/45	134,000	145,588

Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	205,626

Unilever Capital Corp. 2.90%, 5/5/27	120,000	122,749

Vodafone Group PLC 4.38%, 5/30/28	402,000	435,060
7.88%, 2/15/30	149,000	197,832
5.00%, 5/30/38	332,000	377,361
5.25%, 5/30/48	355,000	413,600
4.88%, 6/19/49	373,000	417,465
4.25%, 9/17/50	55,000	56,461

Total United Kingdom		11,783,767
TOTAL FOREIGN CORPORATE BONDS (Cost: $50,050,624)		47,454,468

FOREIGN GOVERNMENT AGENCIES – 0.3%

Canada – 0.1%

Hydro-Quebec 9.38%, 4/15/30	10,000	15,134

Province of New Brunswick Canada 3.63%, 2/24/28	229,000	249,260

Total Canada		264,394

Germany – 0.0%

Kreditanstalt fuer Wiederaufbau 5.78%, 6/29/37(a)	177,000	128,190

Japan – 0.2%

Japan Bank for International Cooperation 1.88%, 7/21/26	250,000	249,690
2.88%, 6/1/27	770,000	801,793
2.88%, 7/21/27	250,000	260,507
3.50%, 10/31/28	200,000	218,322
1.88%, 4/15/31	400,000	393,288

Japan International Cooperation Agency 2.13%, 10/20/26	250,000	252,133

Total Japan		2,175,733

Panama – 0.0%

Republic of Panama 4.50%, 1/19/63	250,000	236,290
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,803,957)		2,804,607

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 2.1%

Chile – 0.1%

Chile Government International Bond 3.24%, 2/6/28	$318,000	$323,377
2.45%, 1/31/31	200,000	188,704

Total Chile		512,081

Hungary – 0.0%

Hungary Government International Bond 7.63%, 3/29/41	200,000	293,588

Indonesia – 0.2%

Indonesia Government International Bond
3.50%, 1/11/28	200,000	207,530
4.10%, 4/24/28	460,000	494,343
2.85%, 2/14/30	240,000	239,465
3.85%, 10/15/30	300,000	321,354
4.35%, 1/11/48	450,000	466,272
5.35%, 2/11/49	200,000	236,704
4.45%, 4/15/70	400,000	416,932

Total Indonesia		2,382,600

Italy – 0.1%

Republic of Italy Government International Bond
2.88%, 10/17/29	350,000	345,439
5.38%, 6/15/33	233,000	275,735
4.00%, 10/17/49	350,000	355,628

Total Italy		976,802

Mexico – 0.6%

Mexico Government International Bond
4.15%, 3/28/27	457,000	486,509
3.75%, 1/11/28	250,000	258,150
4.50%, 4/22/29	370,000	393,040
3.25%, 4/16/30	450,000	437,247
2.66%, 5/24/31	850,000	782,051
4.75%, 4/27/32	455,000	486,941
7.50%, 4/8/33, Series MTNA	105,000	138,915
6.75%, 9/27/34, Series MTNA	380,000	469,767
6.05%, 1/11/40	126,000	144,005
4.28%, 8/14/41	700,000	658,448
4.75%, 3/8/44	214,000	212,431
5.55%, 1/21/45	200,000	218,880
4.35%, 1/15/47	305,000	284,028
4.60%, 2/10/48	200,000	191,212
4.50%, 1/31/50	500,000	472,650
3.77%, 5/24/61	750,000	607,568
5.75%, 10/12/2110	510,000	520,833

Total Mexico		6,762,675

Panama – 0.2%

Panama Government International Bond
8.88%, 9/30/27	356,000	462,231
3.88%, 3/17/28	200,000	206,520
9.38%, 4/1/29	305,000	416,831
6.70%, 1/26/36	185,000	228,298
4.50%, 5/15/47	200,000	196,996
4.50%, 4/16/50	200,000	195,146
4.30%, 4/29/53	240,000	225,710
4.50%, 4/1/56	550,000	529,936

Total Panama		2,461,668

Peru – 0.3%

Peruvian Government International Bond
4.13%, 8/25/27	504,000	531,075
2.84%, 6/20/30	520,000	500,510
8.75%, 11/21/33	261,000	382,295
6.55%, 3/14/37	80,000	101,754
3.30%, 3/11/41	250,000	224,853
5.63%, 11/18/50	200,000	251,076
2.78%, 12/1/60	250,000	191,275
3.60%, 1/15/72	250,000	210,315
3.23%, 7/28/2121	360,000	268,322

Total Peru		2,661,475

Philippines – 0.3%

Philippine Government International Bond
3.00%, 2/1/28	550,000	558,668
3.75%, 1/14/29	300,000	315,369
9.50%, 2/2/30	282,000	407,307
7.75%, 1/14/31	125,000	168,473
6.38%, 1/15/32	285,000	359,154
3.95%, 1/20/40	600,000	598,836
3.70%, 3/1/41	200,000	193,096
3.70%, 2/2/42	830,000	801,921

Total Philippines		3,402,824

Uruguay – 0.3%

Uruguay Government International Bond
4.38%, 10/27/27	135,000	146,256
4.38%, 1/23/31	455,000	501,210
7.63%, 3/21/36	530,000	757,678
4.13%, 11/20/45	60,000	65,611
5.10%, 6/18/50	350,000	418,789
4.98%, 4/20/55	590,000	700,247

Total Uruguay		2,589,791
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $23,422,530)		22,043,504

SUPRANATIONAL BONDS – 0.1%

European Investment Bank 4.88%, 2/15/36	150,000	200,104

Inter-American Development Bank
3.88%, 10/28/41	100,000	122,059
3.20%, 8/7/42	372,000	413,575
4.38%, 1/24/44	100,000	131,931
TOTAL SUPRANATIONAL BONDS (Cost: $941,290)		867,669

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%

United States – 0.1%

CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	198,567	202,391

Federal National Mortgage Association Alternative Credit Enhancement Securities
2.94%, 7/25/39, Series 2016-M11, Class AL	271,601	274,272

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	$112,434	$113,458
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $598,253)		590,121

MUNICIPAL BONDS – 0.6%

United States – 0.6%

Alameda County Joint Powers Authority 7.05%, 12/1/44	150,000	233,692

Commonwealth of Massachusetts 2.81%, 9/1/43, Series D	150,000	143,542

Dallas Area Rapid Transit 6.00%, 12/1/44	175,000	247,449
5.02%, 12/1/48	130,000	169,536

Grand Parkway Transportation Corp. 5.18%, 10/1/42, Series E	250,000	316,046

Los Angeles County Public Works Financing Authority 7.62%, 8/1/40	100,000	155,138

Los Angeles Department of Water & Power Power System Revenue 6.57%, 7/1/45	70,000	108,089

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 4.05%, 7/1/26, Series B	100,000	107,297

Metropolitan Transportation Authority 7.34%, 11/15/39	275,000	422,206

Municipal Electric Authority of Georgia 6.64%, 4/1/57	216,000	310,351

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	595,000	680,873

Port Authority of New York & New Jersey 5.65%, 11/1/40	130,000	168,559
4.46%, 10/1/62	200,000	240,282

Regional Transportation District Sales Tax Revenue 5.84%, 11/1/50, Series B	205,000	295,397

Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	95,000	110,270
3.82%, 1/1/48	255,000	263,023

San Jose Redevelopment Agency Successor Agency 3.38%, 8/1/34, Series A-T	60,000	62,068

State of Illinois 4.95%, 6/1/23	157,818	162,068
5.10%, 6/1/33	595,000	656,827
6.63%, 2/1/35	100,000	116,624

Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/49	500,000	504,046

University of California 5.77%, 5/15/43	230,000	301,163
4.86%, 5/15/2112, Series AD	56,000	74,506

University of Pittsburgh of the Commonwealth System of Higher Education 3.56%, 9/15/2119	120,000	122,688
University of Virginia 3.23%, 9/1/2119, Series A	150,000	143,704
TOTAL MUNICIPAL BONDS (Cost: $6,096,316)		6,115,444

ASSET-BACKED SECURITIES – 0.0%

United States – 0.0%

GM Financial Consumer Automobile Receivables Trust
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	74,810

Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	140,120
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	125,546

World Omni Auto Receivables Trust
3.33%, 4/15/24, Series 2018-D, Class A3	53,893	54,214
3.04%, 5/15/24, Series 2019-A, Class A3	26,581	26,739
TOTAL ASSET-BACKED SECURITIES (Cost: $423,210)		421,429

REPURCHASE AGREEMENT – 18.6%

United States – 18.6%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 3/1/22; Proceeds at maturity – $195,430,326 (fully collateralized by Fannie Mae Interest STRIPS, zero coupon – 5.00% due 3/1/34 – 12/1/45, Freddie Mac Gold STRIPS, zero coupon – 6.00% due 12/1/32 – 10/15/47, Ginnie Mae I Construction Loan, 2.40% – 3.15% due 4/15/61 – 2/15/64, Ginnie Mae I MultiFamily Loan, 2.85% – 3.10% due 6/15/52 – 6/15/60, Ginnie Mae I Non-Level Payment, 2.12% – 3.39% due 11/15/56 – 12/15/61, Ginnie Mae II HECM, 2.82% – 4.81% due 4/20/61 – 11/20/71, Ginnie Mae II Single Family, 2.00% – 4.00% due 1/20/52, Ginnie Mae II Single Family Platinum, 3.50% due 1/20/52, Ginnie Mae Pool, 3.50% due 2/20/52, U.S. Treasury Inflation Indexed Bond, 0.13% – 0.38% due 7/15/22 – 1/15/27, U.S. Treasury Note, 1.25% due 7/31/23; Market value including accrued interest – $203,567,151)

(Cost: $195,430,000)	195,430,000	195,430,000

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2022

Investments in Long Securities	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(f)
(Cost: $6,802,218)	6,802,218	$6,802,218
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 119.9% (Cost: $1,295,032,159)		1,258,518,713

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (1.1)%

Uniform Mortgage-Backed Securities – (1.1)%
2.50%, 3/1/37(b)	$(3,925,000)	(3,971,948)
3.00%, 3/1/37(b)	(4,175,000)	(4,278,497)
4.00%, 3/1/37(b)	(625,000)	(647,948)
3.50%, 3/1/52(b)	(700,000)	(720,946)
4.00%, 3/1/52(b)	(600,000)	(626,409)
4.50%, 3/1/52(b)	(300,000)	(316,756)
4.00%, 4/1/52(b)	(825,000)	(860,643)
4.50%, 4/1/52(b)	(450,000)	(474,732)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT

(Proceeds: $11,904,908)		(11,897,879)

Other Assets less Liabilities – (18.8)%		(197,425,335)

NET ASSETS – 100.0%		$1,049,195,499

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2022.

(b)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)

Security, or portion thereof, was on loan at February 28, 2022 (See Note 2). At February 28, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,564,062. The Fund also had securities on loan having a total market value of $440,721 that were sold and pending settlement. The total market value of the collateral held by the Fund was $7,196,430. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $394,212.

(d)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of February 28, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$503,523,459	$—	$503,523,459
U.S. Government Obligations	—	204,782,598	—	204,782,598
U.S. Corporate Bonds	—	267,683,196	—	267,683,196
Foreign Corporate Bonds	—	47,454,468	—	47,454,468
Foreign Government Agencies	—	2,804,607	—	2,804,607
Foreign Government Obligations	—	22,043,504	—	22,043,504
Supranational Bonds	—	867,669	—	867,669
Commercial Mortgage-Backed Securities	—	590,121	—	590,121
Municipal Bonds	—	6,115,444	—	6,115,444
Asset-Backed Securities	—	421,429	—	421,429
Repurchase Agreement	—	195,430,000	—	195,430,000
Investment of Cash Collateral for Securities Loaned	—	6,802,218	—	6,802,218
Total Investments in Securities	$—	$1,258,518,713	$—	$1,258,518,713
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(11,897,879)	$—	$(11,897,879)
Total – Net	$—	$1,246,620,834	$—	$1,246,620,834

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 11.5%

Federal Home Loan Bank – 0.8%
0.24%, 5/2/22	$1,000,000	$999,000
0.38%, 9/4/25	200,000	190,714

Total Federal Home Loan Bank		1,189,714

Federal Home Loan Mortgage Corporation – 2.6%
0.38%, 4/20/23	3,500,000	3,469,235
0.38%, 7/21/25	200,000	191,262

Total Federal Home Loan Mortgage Corporation		3,660,497

Federal National Mortgage Association – 1.4%
2.63%, 9/6/24	1,850,000	1,897,471
1.63%, 1/7/25	175,000	174,851

Total Federal National Mortgage Association		2,072,322

Tennessee Valley Authority – 0.1%
0.75%, 5/15/25	86,000	83,391

Uniform Mortgage-Backed Securities – 6.6%
2.00%, 3/1/37(a)	7,172,000	7,118,897
2.50%, 4/18/37(a)	2,380,000	2,402,363

Total Uniform Mortgage-Backed Securities		9,521,260
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $16,704,517)		16,527,184

U.S. GOVERNMENT OBLIGATIONS – 51.9%

U.S. Treasury Bills – 7.1%
0.03%, 3/10/22*	850,000	849,994
0.08%, 3/24/22*	9,250,000	9,249,626

Total U.S. Treasury Bills		10,099,620

U.S. Treasury Notes – 44.8%
1.63%, 11/15/22	243,000	244,343
1.63%, 12/15/22	840,000	844,709
2.63%, 6/30/23	232,800	237,010
0.13%, 8/31/23	5,040,000	4,951,800
2.75%, 8/31/23	638,200	651,687
0.38%, 10/31/23	2,000,000	1,966,445
2.13%, 3/31/24	735,000	744,618
2.00%, 5/31/24	1,000,000	1,010,547
1.50%, 10/31/24	1,535,000	1,530,863
1.50%, 11/30/24	400,000	398,828
1.75%, 12/31/24	1,300,000	1,304,824
1.13%, 2/28/25	238,000	234,439
0.50%, 3/31/25	22,000,000	21,241,172
0.50%, 2/28/26	2,000,000	1,905,078
0.75%, 3/31/26	2,200,000	2,114,578
0.75%, 4/30/26	3,000,000	2,881,172
0.75%, 5/31/26	6,000,000	5,756,719
0.63%, 7/31/26	9,000,000	8,572,852
1.13%, 10/31/26	4,000,000	3,888,281
1.25%, 12/31/26	4,000,000	3,909,219

Total U.S. Treasury Notes		64,389,184
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $75,978,039)		74,488,804

U.S. CORPORATE BONDS – 25.0%

United States – 25.0%
3M Co. 2.65%, 4/15/25	50,000	50,777
Abbott Laboratories 3.88%, 9/15/25	1,109,000	1,172,235
Adobe, Inc. 1.90%, 2/1/25	222,000	222,149
3.25%, 2/1/25	67,000	69,221
Aetna, Inc. 3.50%, 11/15/24	27,000	27,803
Aflac, Inc. 3.25%, 3/17/25	30,000	31,067
Air Lease Corp. 3.00%, 9/15/23	50,000	50,566
Air Products and Chemicals, Inc. 1.50%, 10/15/25	144,000	141,036
Ally Financial, Inc. 1.45%, 10/2/23	270,000	266,863
Amazon.com, Inc. 0.80%, 6/3/25	50,000	48,265
American Express Co. 3.00%, 10/30/24	76,000	77,769
3.63%, 12/5/24	226,000	234,122
American Honda Finance Corp. 2.40%, 6/27/24	50,000	50,514
2.15%, 9/10/24	150,000	150,301
1.20%, 7/8/25	80,000	77,348
American International Group, Inc. 4.13%, 2/15/24	42,000	43,772
Ameriprise Financial, Inc. 3.00%, 4/2/25	50,000	50,941
Amgen, Inc. 3.63%, 5/22/24	149,000	153,983
Amphenol Corp. 3.20%, 4/1/24	50,000	51,049
Ares Capital Corp. 3.50%, 2/10/23	90,000	91,012
3.88%, 1/15/26	30,000	30,417
Assurant, Inc. 4.20%, 9/27/23	64,000	66,152
AT&T, Inc. 4.45%, 4/1/24	216,000	225,772
AutoZone, Inc. 3.63%, 4/15/25	80,000	82,822
AvalonBay Communities, Inc. 3.45%, 6/1/25	101,000	104,270
Bank of America Corp. 4.13%, 1/22/24	72,000	74,892
4.00%, 4/1/24	117,000	121,442
3.88%, 8/1/25	343,000	359,594
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(b)	50,000	48,124
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	207,000	209,954
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	100,000	102,004

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(b)	$771,000	$758,417
Bank of New York Mellon Corp. 2.95%, 1/29/23	111,000	112,424
3.00%, 2/24/25, Series G	50,000	51,353
1.60%, 4/24/25	50,000	49,256
Berkshire Hathaway Energy Co. 3.50%, 2/1/25	130,000	134,703
4.05%, 4/15/25	117,000	123,684
Berry Global, Inc. 1.57%, 1/15/26	120,000	114,349
BGC Partners, Inc. 5.38%, 7/24/23	231,000	239,672
Black Hills Corp. 4.25%, 11/30/23	121,000	125,201
BlackRock, Inc. 3.50%, 3/18/24	34,000	35,215
Blackstone Secured Lending Fund 3.65%, 7/14/23	120,000	121,933
Boeing Co. 2.75%, 2/1/26	407,000	407,334
BP Capital Markets America, Inc. 3.19%, 4/6/25	209,000	214,179
Bristol-Myers Squibb Co. 2.90%, 7/26/24	675,000	691,254
Broadcom, Inc. 3.15%, 11/15/25	37,000	37,710
4.25%, 4/15/26	75,000	79,257
3.46%, 9/15/26	80,000	82,414
Brown-Forman Corp. 3.50%, 4/15/25	296,000	307,843
Campbell Soup Co. 3.65%, 3/15/23	35,000	35,659
Capital One Financial Corp. 3.50%, 6/15/23	498,000	508,871
Caterpillar Financial Services Corp. 2.15%, 11/8/24	74,000	74,384
1.70%, 1/8/27	100,000	97,684
Caterpillar, Inc. 3.40%, 5/15/24	81,000	83,670
Charles Schwab Corp. 3.00%, 3/10/25	111,000	113,712
4.20%, 3/24/25	402,000	426,783
Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 2/1/24	36,000	37,479
Chubb INA Holdings, Inc. 3.15%, 3/15/25	97,000	100,464
Cigna Corp. 3.75%, 7/15/23	62,000	63,650
4.13%, 11/15/25	55,000	57,966
1.25%, 3/15/26	37,000	35,407
Cisco Systems, Inc. 3.63%, 3/4/24	211,000	219,037
3.50%, 6/15/25	200,000	209,400
Citigroup, Inc. 3.88%, 10/25/23	110,000	113,616
3.75%, 6/16/24	50,000	51,784
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	95,000	96,995
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(b)	300,000	295,662
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	257,000	260,567
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	251,000	236,535
Cleveland Electric Illuminating Co. 5.50%, 8/15/24	180,000	194,053
Coca-Cola Co. 1.75%, 9/6/24	100,000	100,064
Columbia Pipeline Group, Inc. 4.50%, 6/1/25	230,000	244,251
Comcast Corp. 3.38%, 2/15/25	30,000	31,031
3.38%, 8/15/25	158,000	163,604
3.95%, 10/15/25	62,000	65,473
Comerica, Inc. 3.70%, 7/31/23	83,000	84,992
Costco Wholesale Corp. 2.75%, 5/18/24	42,000	42,905
Crown Castle International Corp. 3.20%, 9/1/24	48,000	48,994
Cummins, Inc. 0.75%, 9/1/25	180,000	171,538
CVS Health Corp. 4.10%, 3/25/25	100,000	104,968
3.88%, 7/20/25	50,000	52,279
Discover Financial Services 3.85%, 11/21/22	50,000	50,914
Discovery Communications LLC 2.95%, 3/20/23	50,000	50,575
Dominion Energy, Inc. 3.90%, 10/1/25	40,000	41,809
Duke Energy Corp. 0.90%, 9/15/25	100,000	94,983
DuPont de Nemours, Inc. 4.49%, 11/15/25	30,000	31,998
Eli Lilly & Co. 2.75%, 6/1/25	157,000	160,332
Energy Transfer LP 2.90%, 5/15/25	100,000	100,606
Entergy Gulf States Louisiana LLC 5.59%, 10/1/24	107,000	115,489
Enterprise Products Operating LLC 3.35%, 3/15/23	50,000	50,689
Equinix, Inc. 2.63%, 11/18/24	189,000	190,264
1.25%, 7/15/25	44,000	42,002
ERP Operating LP 3.38%, 6/1/25	12,000	12,461

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value
Evergy Metro, Inc. 3.65%, 8/15/25	$180,000	$187,189
Exelon Corp. 3.40%, 4/15/26	21,000	21,688
Fidelity National Information Services, Inc. 1.15%, 3/1/26	23,000	21,739
Fifth Third Bancorp 2.38%, 1/28/25	100,000	100,214
Franklin Resources, Inc. 2.85%, 3/30/25	140,000	142,908
FS KKR Capital Corp. 3.40%, 1/15/26	130,000	128,264
General Dynamics Corp. 3.25%, 4/1/25	150,000	154,816
3.50%, 5/15/25	189,000	196,397
General Mills, Inc. 3.70%, 10/17/23	84,000	86,454
General Motors Co. 6.13%, 10/1/25	99,000	109,517
Georgia Power Co. 2.20%, 9/15/24, Series A	235,000	234,871
Georgia-Pacific LLC 8.00%, 1/15/24	66,000	73,502
Gilead Sciences, Inc. 3.70%, 4/1/24	118,000	121,848
Global Payments, Inc. 4.80%, 4/1/26	20,000	21,471
Goldman Sachs Group, Inc. 4.00%, 3/3/24	307,000	318,095
3.85%, 7/8/24	50,000	51,673
3.50%, 1/23/25	164,000	168,797
1.76%, 1/24/25, (1.757% fixed rate until 1/24/24; Secured Overnight Financing Rate + 0.73% thereafter)(b)	100,000	98,952
3.50%, 4/1/25	209,000	214,938
3.75%, 5/22/25	250,000	258,732
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	640,356
Hasbro, Inc. 3.00%, 11/19/24	124,000	125,907
HCA, Inc. 5.25%, 4/15/25	185,000	198,718
Hershey Co. 0.90%, 6/1/25	244,000	235,050
Hess Corp. 3.50%, 7/15/24	135,000	138,513
HP, Inc. 2.20%, 6/17/25	142,000	141,130
Intel Corp. 3.40%, 3/25/25	65,000	67,348
3.70%, 7/29/25	100,000	104,713
Intercontinental Exchange, Inc. 0.70%, 6/15/23	32,000	31,643
International Business Machines Corp. 3.00%, 5/15/24	487,000	498,552
Intuit, Inc. 0.95%, 7/15/25	221,000	211,968
Invesco Finance PLC 4.00%, 1/30/24	118,000	121,944
John Deere Capital Corp. 2.05%, 1/9/25	200,000	200,488
3.45%, 3/13/25	139,000	144,800
JPMorgan Chase & Co. 3.63%, 5/13/24	169,000	174,685
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	102,405
3.88%, 9/10/24	889,000	923,058
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	170,000	175,489
3.13%, 1/23/25	180,000	184,070
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	29,000	29,516
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	444,000	437,229
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(b)	89,000	93,216
Juniper Networks, Inc. 1.20%, 12/10/25	45,000	43,033
KeyBank NA 3.30%, 6/1/25	250,000	258,505
Kilroy Realty LP 3.45%, 12/15/24	199,000	204,084
Kinder Morgan Energy Partners LP 4.15%, 2/1/24	47,000	48,520
Lam Research Corp. 3.80%, 3/15/25	49,000	51,315
3.75%, 3/15/26	7,000	7,405
Lennox International, Inc. 1.35%, 8/1/25	100,000	96,396
Lockheed Martin Corp. 2.90%, 3/1/25	100,000	102,413
M&T Bank Corp. 3.55%, 7/26/23	150,000	153,508
Mastercard, Inc. 2.00%, 3/3/25	50,000	50,147
Merck & Co., Inc. 1.70%, 6/10/27	300,000	292,392
MetLife, Inc. 3.00%, 3/1/25	124,000	127,757
Microsoft Corp. 3.63%, 12/15/23	138,000	143,185
Morgan Stanley 4.10%, 5/22/23	370,000	379,805
3.88%, 4/29/24, Series F	141,000	145,780
4.00%, 7/23/25	284,000	297,879
3.88%, 1/27/26	30,000	31,338

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	$306,000	$302,068
MPLX LP 1.75%, 3/1/26	100,000	96,210
National Rural Utilities Cooperative Finance Corp. 2.85%, 1/27/25	50,000	50,970
NetApp, Inc. 1.88%, 6/22/25	80,000	78,449
NiSource, Inc. 0.95%, 8/15/25	190,000	179,711
Northrop Grumman Corp. 3.25%, 8/1/23	78,000	79,732
Omega Healthcare Investors, Inc. 4.38%, 8/1/23	27,000	27,695
Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	379,000	356,139
ONEOK, Inc. 5.85%, 1/15/26	158,000	176,001
Oracle Corp. 2.50%, 4/1/25	664,000	662,008
Pacific Gas and Electric Co. 4.25%, 8/1/23	170,000	173,573
Paramount Global 3.70%, 8/15/24	105,000	109,207
PECO Energy Co. 3.15%, 10/15/25	35,000	36,049
PepsiCo, Inc. 2.25%, 3/19/25	40,000	40,418
3.50%, 7/17/25	40,000	41,813
Pfizer, Inc. 2.95%, 3/15/24	167,000	170,966
3.40%, 5/15/24	33,000	34,188
0.80%, 5/28/25	126,000	121,596
Philip Morris International, Inc. 2.88%, 5/1/24	50,000	51,021
1.50%, 5/1/25	30,000	29,276
3.38%, 8/11/25	30,000	30,980
Pinnacle West Capital Corp. 1.30%, 6/15/25	143,000	137,547
Plains All American Pipeline LP / PAA Finance Corp. 3.60%, 11/1/24	83,000	85,006
PNC Financial Services Group, Inc. 3.90%, 4/29/24	100,000	103,896
PPG Industries, Inc. 2.40%, 8/15/24	64,000	64,540
Private Export Funding Corp. 2.45%, 7/15/24, Series GG	50,000	50,719
1.75%, 11/15/24	100,000	99,671
Public Service Electric & Gas Co. 0.95%, 3/15/26	517,000	493,931
Public Storage 1.50%, 11/9/26	100,000	97,042
QUALCOMM, Inc. 2.90%, 5/20/24	61,000	62,338
3.45%, 5/20/25	200,000	207,758
Ralph Lauren Corp. 3.75%, 9/15/25	129,000	135,106
Realty Income Corp. 3.88%, 7/15/24	88,000	91,326
Ryder System, Inc. 1.75%, 9/1/26	100,000	96,383
Santander Holdings USA, Inc. 3.45%, 6/2/25	244,000	248,182
Schlumberger Finance Canada Ltd. 1.40%, 9/17/25	15,000	14,572
Simon Property Group LP 2.00%, 9/13/24	290,000	289,159
Southern California Edison Co. 3.50%, 10/1/23, Series C	49,000	50,097
Southwest Airlines Co. 5.25%, 5/4/25	34,000	36,685
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	100,000	96,838
Starbucks Corp. 3.80%, 8/15/25	8,000	8,383
State Street Corp. 3.55%, 8/18/25	218,000	227,725
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	336,000	338,302
1.75%, 2/6/26	50,000	49,446
Stryker Corp. 3.50%, 3/15/26	10,000	10,399
Sysco Corp. 3.75%, 10/1/25	100,000	104,400
Target Corp. 1.95%, 1/15/27	300,000	297,681
Timken Co. 3.88%, 9/1/24	100,000	103,125
Toyota Motor Credit Corp. 3.00%, 4/1/25	50,000	51,241
0.80%, 10/16/25	250,000	237,872

Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	15,000	15,396
1.50%, 3/10/25	250,000	246,017
Truist Financial Corp. 3.75%, 12/6/23	113,000	116,626
2.50%, 8/1/24	600,000	607,224
4.00%, 5/1/25	355,000	372,771
Tucson Electric Power Co. 3.05%, 3/15/25	50,000	51,031
TWDC Enterprises 18 Corp. 3.15%, 9/17/25	523,000	538,266
U.S. Bancorp 2.40%, 7/30/24	50,000	50,590
1.45%, 5/12/25	100,000	97,821
United Parcel Service, Inc. 2.20%, 9/1/24	250,000	252,290
UnitedHealth Group, Inc. 2.38%, 8/15/24	100,000	101,262

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value
UPMC 3.60%, 4/3/25, Series D-1	$300,000	$309,198
Verizon Communications, Inc. 3.38%, 2/15/25	242,000	250,448
0.85%, 11/20/25	177,000	168,276
Walt Disney Co. 3.70%, 10/15/25	409,000	427,867
Wells Fargo & Co. 4.48%, 1/16/24	33,000	34,495
3.00%, 2/19/25	774,000	788,497
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	416,000	414,898
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	322,000	318,245
Willis North America, Inc. 3.60%, 5/15/24	155,000	159,152
WW Grainger, Inc. 1.85%, 2/15/25	100,000	99,258
Xilinx, Inc. 2.95%, 6/1/24	84,000	85,547
Zoetis, Inc. 4.50%, 11/13/25	50,000	53,431
TOTAL U.S. CORPORATE BONDS (Cost: $37,003,314)		35,960,404

FOREIGN CORPORATE BONDS – 6.3%

Canada – 1.5%
Bank of Montreal 3.30%, 2/5/24, Series E	150,000	153,775
1.85%, 5/1/25	1,000	989
4.34%, 10/5/28, (4.338% fixed rate until 10/5/23; 5-year U.S. dollar Swap Rate + 1.28% thereafter)(b)	90,000	92,758
Bank of Nova Scotia 2.20%, 2/3/25	206,000	205,442
4.50%, 12/16/25	58,000	61,704
1.05%, 3/2/26	40,000	37,904
Brookfield Finance, Inc. 4.00%, 4/1/24	150,000	155,173
Canadian Imperial Bank of Commerce 3.10%, 4/2/24	220,000	224,433
Cenovus Energy, Inc. 5.38%, 7/15/25	19,000	20,586
Enbridge, Inc. 2.50%, 1/15/25	42,000	42,116
Magna International, Inc. 4.15%, 10/1/25	25,000	26,469
Royal Bank of Canada 2.25%, 11/1/24	120,000	120,122
1.15%, 6/10/25	477,000	459,380
Toronto-Dominion Bank 1.15%, 6/12/25	343,000	330,673
1.95%, 1/12/27, Series FXD	200,000	195,434

Total Canada		2,126,958

China – 0.6%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	378,000	388,652
Baidu, Inc. 3.08%, 4/7/25	200,000	202,632
4.13%, 6/30/25	90,000	94,174
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	104,553

Total China		790,011

Colombia – 0.2%

Ecopetrol SA 5.88%, 9/18/23	276,000	287,678

France – 0.1%

BPCE SA 4.00%, 4/15/24	170,000	176,210

Germany – 0.1%

Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(b)	140,000	139,765

Ireland – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 9/15/23	130,000	134,198
6.50%, 7/15/25	150,000	165,445

Total Ireland		299,643

Japan – 0.7%
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/25	536,000	532,162
1.41%, 7/17/25	50,000	48,240
ORIX Corp. 3.25%, 12/4/24	80,000	82,011
Sumitomo Mitsui Financial Group, Inc. 2.70%, 7/16/24	315,000	318,093
Toyota Motor Corp. 1.34%, 3/25/26	73,000	70,505

Total Japan		1,051,011

Netherlands – 0.2%
Cooperatieve Rabobank UA 4.63%, 12/1/23	100,000	104,300
ING Groep NV 3.55%, 4/9/24	140,000	143,683

Total Netherlands		247,983

Spain – 0.1%

Banco Santander SA 2.71%, 6/27/24	200,000	201,858

Switzerland – 0.4%
Credit Suisse Group AG 3.80%, 6/9/23	250,000	255,658
3.75%, 3/26/25	250,000	256,847

Total Switzerland		512,505

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value

United Kingdom – 2.2%

Barclays PLC
1.01%, 12/10/24, (1.007% fixed rate until 12/10/23; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(b)	$360,000	$351,148
BAT Capital Corp. 3.22%, 8/15/24	55,000	55,889
BAT International Finance PLC 1.67%, 3/25/26	100,000	95,184
BP Capital Markets PLC 3.81%, 2/10/24	90,000	93,123
Diageo Capital PLC 1.38%, 9/29/25	200,000	194,200
HSBC Holdings PLC 4.25%, 3/14/24	524,000	541,711
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(b)	50,000	48,241
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	488,030
Lloyds Bank PLC 3.50%, 5/14/25	200,000	205,768

Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	63,000	63,467
3.90%, 3/12/24	50,000	51,837
Natwest Group PLC 3.88%, 9/12/23	550,000	563,359

Santander UK Group Holdings PLC
4.80%, 11/15/24, (4.796% fixed rate until 11/15/23; 3-month U.S. dollar London Interbank Offered Rate + 1.57% thereafter)(b)	220,000	228,741
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(b)	41,000	39,810
Unilever Capital Corp. 3.25%, 3/7/24	125,000	128,039

Total United Kingdom		3,148,547
TOTAL FOREIGN CORPORATE BONDS (Cost: $9,260,622)		8,982,169

FOREIGN GOVERNMENT AGENCIES – 0.5%

Canada – 0.1%

Province of Manitoba Canada 3.05%, 5/14/24	184,000	189,415

Japan – 0.4%
Japan Bank for International Cooperation 1.75%, 10/17/24, Series DTC	430,000	430,163
2.13%, 2/10/25, Series DTC	140,000	141,263

Total Japan		571,426
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $782,938)		760,841

FOREIGN GOVERNMENT OBLIGATIONS – 0.3%

Chile – 0.1%

Chile Government International Bond 3.13%, 3/27/25	110,000	113,397

Colombia – 0.1%
Colombia Government International Bond 2.63%, 3/15/23	100,000	100,189
4.00%, 2/26/24	78,000	79,244

Total Colombia		179,433

Indonesia – 0.1%

Indonesia Government International Bond 2.95%, 1/11/23	150,000	151,747
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $451,749)		444,577

SUPRANATIONAL BONDS – 0.7%
Corporacion Andina de Fomento 3.75%, 11/23/23	96,000	99,167
1.63%, 9/23/25	200,000	195,570
European Investment Bank 0.63%, 7/25/25	750,000	722,325
TOTAL SUPRANATIONAL BONDS (Cost: $1,054,640)		1,017,062

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.6%

United States – 9.6%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	850,000	894,853
2.03%, 10/15/53, Series 2020-B20, Class A5	1,128,000	1,061,545
2.58%, 4/15/54, Series 2021-B25, Class A5	2,200,000	2,145,887
Commercial Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	900,000	916,419
4.56%, 10/10/47, Series 2014-LC17, Class C^(b)	313,000	322,821
3.89%, 2/10/49, Series 2016-CR28, Class D^(b)	757,000	736,063
CSAIL Commercial Mortgage Trust
3.77%, 4/15/51, Series 2018-CX11, Class A4	2,000,000	2,084,030

Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	28,438	28,524

GS Mortgage Securities Trust
5.31%, 11/10/46, Series 2013-GC16, Class C^(b)	200,000	201,309

JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	965,000	994,331

JPMBB Commercial Mortgage Securities Trust
3.61%, 5/15/48, Series 2015-C29, Class A4	2,100,000	2,162,074

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2022

Investments	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	$421,773	$421,736
2.74%, 4/15/48, Series 2015-C22, Class A2	315,868	315,868

Morgan Stanley Capital I
4.22%, 12/15/50, Series 2017-HR2, Class C^(b)	160,000	163,740

Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	49,032	48,982
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	368,221

WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(c)	627,000	575,660
3.98%, 11/15/47, Series 2014-C25, Class AS	395,000	407,187
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $14,458,617)		13,849,250

ASSET-BACKED SECURITIES – 0.4%

United States – 0.4%
Capital One Prime Auto Receivables Trust 1.63%, 8/15/25, Series 2020-1, Class A4	450,000	450,061

CarMax Auto Owner Trust 2.30%, 4/15/25, Series 2019-3, Class A4	118,000	119,077
TOTAL ASSET-BACKED SECURITIES (Cost: $569,166)		569,138

TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $156,263,602)		152,599,429

Other Assets less Liabilities – (6.2)%		(8,941,478)

NET ASSETS – 100.0%		$143,657,951
*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Rate shown reflects the accrual rate as of February 28, 2022 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$16,527,184	$—	$16,527,184
U.S. Government Obligations	—	74,488,804	—	74,488,804
U.S. Corporate Bonds	—	35,960,404	—	35,960,404
Foreign Corporate Bonds	—	8,982,169	—	8,982,169
Foreign Government Agencies	—	760,841	—	760,841
Foreign Government Obligations	—	444,577	—	444,577
Supranational Bonds	—	1,017,062	—	1,017,062
Commercial Mortgage-Backed Securities	—	13,849,250	—	13,849,250
Asset-Backed Securities	—	569,138	—	569,138
Total Investments in Securities	$—	$152,599,429	$—	$152,599,429

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

February 28, 2022

Investments	Shares	Value

COMMON STOCKS – 71.7%

United States – 71.7%

Capital Markets – 24.7%
Ares Capital Corp.	10,989	$240,000
FS KKR Capital Corp.	10,857	235,597
Goldman Sachs BDC, Inc.	11,388	225,027
Golub Capital BDC, Inc.	14,553	229,355
Hercules Capital, Inc.	13,383	240,492
Main Street Capital Corp.	5,160	225,182
Owl Rock Capital Corp.	15,581	234,494

Prospect Capital Corp.	26,677	215,017

Total Capital Markets		1,845,164

Mortgage Real Estate Investment Trusts (REITs) – 47.0%
AGNC Investment Corp.	14,652	189,157
Annaly Capital Management, Inc.	27,762	193,223
Apollo Commercial Real Estate Finance, Inc.	17,096	223,103
Arbor Realty Trust, Inc.	12,950	233,100
Blackstone Mortgage Trust, Inc., Class A	7,277	231,263
BrightSpire Capital, Inc.	23,380	207,147
Broadmark Realty Capital, Inc.	23,897	206,948
Chimera Investment Corp.	14,925	181,637
Great Ajax Corp.	17,294	196,979
Ladder Capital Corp., Class A	19,292	221,086
MFA Financial, Inc.	49,039	199,098
New Residential Investment Corp.	20,636	214,202
New York Mortgage Trust, Inc.	59,907	210,274
Redwood Trust, Inc.	17,619	183,061
Starwood Property Trust, Inc.	9,514	226,814
Two Harbors Investment Corp.	38,345	194,026

Western Asset Mortgage Capital Corp.	107,061	198,063

Total Mortgage Real Estate Investment Trusts (REITs)		3,509,181
TOTAL COMMON STOCKS (Cost: $5,845,912)		5,354,345

CLOSED-END MUTUAL FUNDS – 27.9%

United States – 27.9%
BlackRock Corporate High Yield Fund, Inc.	18,773	202,936
BlackRock Ltd. Duration Income Trust	13,214	190,810
Blackstone Strategic Credit Fund	16,000	211,520
Eaton Vance Limited Duration Income Fund	16,823	197,166
Guggenheim Strategic Opportunities Fund(a)	12,089	224,735
Invesco Senior Income Trust	49,488	215,768
Nuveen Credit Strategies Income Fund	34,769	213,482
Oxford Lane Capital Corp.	29,424	217,443
PIMCO Corporate & Income Opportunity Fund	13,325	200,141
PIMCO Dynamic Income Fund	8,692	210,346
TOTAL CLOSED-END MUTUAL FUNDS (Cost: $2,282,650)		2,084,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (Cost: $3,800)	3,800	3,800

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $8,132,362)		7,442,492

Other Assets less Liabilities – 0.3%		21,893

NET ASSETS – 100.0%		$7,464,385
(a)

Security, or portion thereof, was on loan at February 28, 2022 (See Note 2). At February 28, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,718 and the total market value of the collateral held by the Fund was $3,800.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,354,345	$—	$—	$5,354,345
Closed-End Mutual Funds	2,084,347	—	—	2,084,347
Investment of Cash Collateral for Securities Loaned	—	3,800	—	3,800
Total Investments in Securities	$7,438,692	$3,800	$—	$7,442,492

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 82.2%

U.S. Treasury Bills – 82.2%
0.35%, 5/19/22*	$56,466,000	$56,428,910
0.40%, 5/26/22*	20,000,000	19,985,308
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $76,404,398)		76,414,218

EXCHANGE-TRADED FUND – 4.4%

United States – 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $4,046,520)	161,377	4,055,404

TOTAL INVESTMENTS IN SECURITIES – 86.6% (Cost: $80,450,918)		80,469,622

Other Assets less Liabilities – 13.4%		12,456,949

NET ASSETS – 100.0%		$92,926,571

*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$2,870,813	$1,181,420	$—	$—	$3,171	$4,055,404	$—	$259

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(218)	$(95,048,000)	$4,360	3/18/2022	$(2,682,380)	$569,960	$(2,112,420)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$76,414,218	$—	$76,414,218
Exchange-Traded Fund	4,055,404	—	—	4,055,404
Total Investments in Securities	$4,055,404	$76,414,218	$—	$80,469,622
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(2,112,420)	$—	$(2,112,420)
Total – Net	$4,055,404	$74,301,798	$—	$78,357,202
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 28, 2022

Investments	Shares	Value

COMMON STOCKS – 88.3%

Australia – 11.9%
De Grey Mining Ltd.*	16,452	$13,490
Evolution Mining Ltd.	27,168	84,181
Gold Road Resources Ltd.	12,945	14,419
Newcrest Mining Ltd.	8,652	161,165
Northern Star Resources Ltd.	17,462	130,641
OceanaGold Corp.*	9,516	17,931
Perseus Mining Ltd.	18,759	24,843
Ramelius Resources Ltd.	12,189	13,444
Regis Resources Ltd.	11,507	16,324
Silver Lake Resources Ltd.*	12,930	17,358
St. Barbara Ltd.	10,869	10,490
West African Resources Ltd.*	13,215	10,453
Westgold Resources Ltd.	6,489	10,642

Total Australia		525,381

Brazil – 3.6%

Wheaton Precious Metals Corp.	3,660	160,271

Canada – 41.4%
Agnico Eagle Mines Ltd.	5,130	259,014
Alamos Gold, Inc., Class A	5,736	42,217
B2Gold Corp.	15,438	62,215
Barrick Gold Corp.	23,357	527,167
Centerra Gold, Inc.	3,096	30,170
Dundee Precious Metals, Inc.	2,781	16,445
Equinox Gold Corp.*	4,049	28,667
Franco-Nevada Corp.	2,510	369,391
GoGold Resources, Inc.*	4,157	9,832
IAMGOLD Corp.*	6,977	20,303
K92 Mining, Inc.*	3,303	20,078
Kinross Gold Corp.	18,335	91,858
Lundin Gold, Inc.*	1,179	9,500
New Gold, Inc.*	9,965	17,239
Osisko Gold Royalties Ltd.	2,283	28,218
Pan American Silver Corp.	3,077	72,710
Pretium Resources, Inc.*	2,347	34,196
Sandstorm Gold Ltd.	2,793	19,914
SSR Mining, Inc.	3,096	61,208
Torex Gold Resources, Inc.*	1,260	15,974
Wesdome Gold Mines Ltd.*	2,021	22,738
Yamana Gold, Inc.	14,075	68,968

Total Canada		1,828,022

China – 1.7%
Shandong Gold Mining Co. Ltd., Class A	4,200	13,818
Zhaojin Mining Industry Co. Ltd., Class H	19,500	17,344
Zijin Mining Group Co. Ltd., Class A	24,300	43,209

Total China		74,371

Peru – 0.7%

Cia de Minas Buenaventura SAA, ADR*	3,351	33,175

Russia – 0.6%
Petropavlovsk PLC*	40,769	4,376
Polymetal International PLC	4,821	22,718

Total Russia		27,094

South Africa – 7.9%

AngloGold Ashanti Ltd., ADR	6,108	141,950
Gold Fields Ltd., ADR	12,383	173,609
Harmony Gold Mining Co. Ltd., ADR	7,863	33,418

Total South Africa		348,977

Turkey – 0.7%

Eldorado Gold Corp.*	2,670	29,237

United Kingdom – 2.7%
Centamin PLC	16,493	21,952
Endeavour Mining PLC	2,693	71,086
Fresnillo PLC	2,720	26,226

Total United Kingdom		119,264

United States – 17.1%
Argonaut Gold, Inc.*	4,572	8,327
Coeur Mining, Inc.*	3,810	16,383
Newmont Corp.	9,228	610,893

Royal Gold, Inc.	984	119,320

Total United States		754,923

TOTAL INVESTMENTS IN SECURITIES – 88.3% (Cost: $3,627,681)		3,900,715

Other Assets less Liabilities – 11.7%		518,871

NET ASSETS – 100.0%		$4,419,586
*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	3/2/2022	6,528	CAD	7,100	AUD	$—		$(5)
Bank of America NA	3/2/2022	13,100	CAD	10,332	USD	—		(4)
Bank of America NA	3/2/2022	3,900	GBP	5,232	USD	1		—
JP Morgan Chase Bank NA	3/1/2022	117,759	CNH	18,664	USD	—		(2)
JP Morgan Chase Bank NA	3/1/2022	27,500	CNH	4,355	USD	3		—
Morgan Stanley & Co. International	3/2/2022	10,000	HKD	1,280	USD	0	^	—
						$4		$(11)

^	Amount represents less than $1.

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 28, 2022

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	21	4/27/22	$3,991,470	$97,557

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,900,715	$—	$—	$3,900,715
Total Investments in Securities	$3,900,715	$—	$—	$3,900,715
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4	$—	$4
Futures Contracts[1]	97,557	—	—	97,557
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(11)	$—	$(11)
Total – Net	$3,998,272	$(7)	$—	$3,998,265
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 75.9%

U.S. Treasury Bills – 75.9%
0.04%, 3/17/22*	$190,000,000	$189,998,206
0.02%, 4/21/22*(a)	513,000	512,873
0.10%, 5/19/22*(a)	21,651,000	21,636,778
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $212,155,999)		212,147,857
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.5%

United States – 4.5%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $12,531,362)	498,854	$12,536,201

TOTAL INVESTMENTS IN SECURITIES – 80.4% (Cost: $224,687,361)		224,684,058

Other Assets less Liabilities – 19.6%		54,904,613

NET ASSETS – 100.0%		$279,588,671

*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $22,149,651 as of February 28, 2022.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$8,141,762	$5,790,136	$1,403,549	$(1,686)	$9,538	$12,536,201	$—	$725

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	14	12/19/22	$(1,161,825)	$(207,812)
Aluminum	219	6/13/22	(18,426,112)	(1,833,694)
Copper	98	12/19/22	(24,043,075)	(951,918)
Nickel	55	3/14/22	(8,118,330)	(1,716,660)
Nickel	66	5/16/22	(9,644,184)	(1,449,360)
Nickel	70	6/13/22	(10,159,380)	(418,464)
Zinc	101	3/14/22	(9,293,894)	(343,400)
Zinc	2	12/19/22	(178,750)	(4,075)
			$(81,025,550)	$(6,925,383)

Long Exposure
Aluminum	219	6/13/22	$18,426,113	$4,950,074
Aluminum	254	12/19/22	21,078,825	2,326,202
Bitcoin	41	3/25/22	8,610,000	419,685
Brent Crude	279	5/31/22	25,919,100	3,629,190
Cattle Feeder	14	8/25/22	1,260,525	(31,275)
Cocoa	146	7/14/22	3,730,300	(229,890)
Coffee “C”	85	12/19/22	7,264,312	(310,256)
Copper	186	12/19/22	45,632,775	524,912
Corn	512	9/14/22	15,929,600	1,711,394
Cotton No. 2	54	12/07/22	2,709,720	(108,745)
Gasoline RBOB	87	11/30/22	8,733,060	1,544,453
Gold 100 Ounce	131	8/29/22	24,986,940	1,075,580
HRW Wheat	101	7/14/22	4,750,788	946,525
Lean Hogs	122	4/14/22	5,050,800	714,050
Live Cattle	98	6/30/22	5,397,840	63,470
Low Sulphur Gasoil	95	5/12/22	7,885,000	1,212,253
Nickel	66	5/16/22	9,644,184	1,716,120

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Nickel	55	3/14/22	$8,118,330	$1,533,921
Nickel	73	4/14/22	10,716,108	426,630
Nickel	70	6/13/22	10,159,380	1,439,304
NY Harbor ULSD	109	3/31/22	13,419,491	2,237,722
Platinum	81	4/27/22	4,206,735	322,245
Silver	108	5/26/22	13,157,640	184,370
Soybean Oil	159	12/14/22	6,149,484	239,556
Soybeans	194	11/14/22	13,926,775	1,889,662
Sugar No.11	281	4/29/22	5,570,544	(1,232)
Wheat	303	7/14/22	13,892,550	2,513,388
WTI Crude Oil	261	3/22/22	24,982,920	1,556,760
Zinc	101	3/14/22	9,293,894	1,098,083
Zinc	118	12/19/22	10,546,250	489,825
			$361,149,983	$34,083,976
Total – Net			$280,124,433	$27,158,593

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$212,147,857	$—	$212,147,857
Exchange-Traded Fund	12,536,201	—	—	12,536,201
Total Investments in Securities	$12,536,201	$212,147,857	$—	$224,684,058
Financial Derivative Instruments
Futures Contracts[1]	$34,765,374	$—	$—	$34,765,374
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(7,606,781)	$—	$—	$(7,606,781)
Total – Net	$39,694,794	$212,147,857	$—	$251,842,651
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 81.2%

U.S. Treasury Bills – 81.2%
0.05%, 3/17/22*	$112,000,000	$111,998,942
0.10%, 5/19/22*(a)	5,615,000	5,611,312
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $117,611,678)		117,610,254
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.2%

United States – 4.2%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $6,047,350)	241,176	$6,060,753

TOTAL INVESTMENTS IN SECURITIES – 85.4% (Cost: $123,659,028)		123,671,007

Other Assets less Liabilities – 14.6%		21,114,479

NET ASSETS – 100.0%		$144,785,486
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $5,611,312 as of February 28, 2022.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,997,796	$507,926	$451,751	$(422)	$7,204	$6,060,753	$—	$506

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	1	3/14/22	$(84,350)	$(1,444)
Cattle Feeder	30	3/31/22	(2,365,875)	135,000
Gold 100 Ounce	14	4/27/22	(2,660,980)	(135,240)
Lead	1	3/14/22	(59,806)	(1,106)
Sugar No. 11	127	4/29/22	(2,517,648)	11
Zinc	1	3/14/22	(92,019)	(1,575)
			$(7,780,678)	$(4,354)

Long Exposure
10 Year U.S. Treasury Note	56	6/21/22	$7,136,500	$(6,250)
Aluminum	34	3/14/22	2,867,900	270,300
Brent Crude	28	3/31/22	2,743,160	231,840
Copper	11	3/14/22	2,727,725	16,087
Corn	81	5/13/22	2,797,537	297,675
E-Mini Russell 2000 Index	57	3/18/22	5,826,825	(450,370)
Euro Stoxx 50	119	3/18/22	5,248,862	(511,921)
Gasoline RBOB	22	3/31/22	2,709,630	180,919
HRW Wheat	64	5/13/22	3,049,600	576,800
Lead	46	3/14/22	2,751,088	224,244
Lean Hogs	63	4/14/22	2,608,200	128,120
Live Cattle	43	4/29/22	2,432,510	(17,630)
Low Sulphur Gasoil	32	4/12/22	2,735,200	243,200
Natural Gas	51	3/29/22	2,245,020	(162,180)
Nickel	19	3/14/22	2,804,514	177,954
Nikkei 225	23	6/09/22	5,252,008	(137,703)
NY Harbor ULSD	22	3/31/22	2,708,521	194,872
S&P 500 E-Mini Index	25	3/18/22	5,460,000	(271,825)

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P/TSX 60 Index	28	3/17/22	$5,631,127	$4,920
Tin	12	3/14/22	2,728,140	144,120
U.S. Dollar Index	148	3/14/22	14,310,712	60,457
U.S. Treasury Long Bond	45	6/21/22	7,050,937	875
Wheat	65	5/13/22	3,035,500	571,187
WTI Crude Oil	29	3/22/22	2,775,880	210,830
Zinc	28	3/14/22	2,576,525	50,050
			$102,213,621	$2,026,571
Total – Net			$94,432,943	$2,022,217

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$117,610,254	$—	$117,610,254
Exchange-Traded Fund	6,060,753	—	—	6,060,753
Total Investments in Securities	$6,060,753	$117,610,254	$—	$123,671,007
Financial Derivative Instruments
Futures Contracts[1]	$3,719,461	$—	$—	$3,719,461
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,697,244)	$—	$—	$(1,697,244)
Total – Net	$8,082,970	$117,610,254	$—	$125,693,224
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

February 28, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 64.9%

U.S. Treasury Bill – 64.9%
0.03%, 3/17/22*
(Cost: $16,868,774)	$16,869,000	$16,868,841

PURCHASED OPTIONS (EXCHANGE-TRADED) – 15.0%

Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Depreciation
iShares MSCI EAFE ETF	689	$4,616,300	$67	1/20/23	$850,629	$(230,529)	620,100
iShares MSCI Emerging Markets ETF	542	2,276,400	42	1/20/23	503,359	(123,959)	379,400
iShares Russell 2000 ETF	261	4,698,000	180	1/20/23	895,740	(5,991)	889,749
SPDR S&P 500 ETF Trust	299	11,661,000	390	1/20/23	2,335,035	(339,210)	1,995,825
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $4,584,763)							3,885,074

TOTAL INVESTMENTS IN SECURITIES – 79.9% (Cost: $21,453,537)							20,753,915

Other Assets less Liabilities – 20.1%							5,237,181

NET ASSETS – 100.0%							$25,991,096

*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(689)	$(6,201,000)	$90	1/20/2023	$(48,707)	$30,104	$(18,603)
iShares MSCI Emerging Markets ETF	(542)	(3,089,400)	57	1/20/2023	(75,142)	32,866	(42,276)
iShares Russell 2000 ETF	(261)	(6,264,000)	240	1/20/2023	(147,828)	7,932	(139,896)
SPDR S&P 500 ETF Trust	(299)	(15,697,500)	525	1/20/2023	(172,702)	72,537	(100,165)
					$(444,379)	$143,439	$(300,940)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

February 28, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$16,868,841	$—	$16,868,841
Purchased Options	—	3,885,074	—	3,885,074
Total Investments in Securities	$—	$20,753,915	$—	$20,753,915
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(300,940)	$—	$(300,940)
Total – Net	$—	$20,452,975	$—	$20,452,975
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

February 28, 2022

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$102,683,902	$20,934,054	$9,294,241	$68,619,173	$130,149,435

Investment in affiliates, at cost (Note 3)	4,645,341	1,621,671	567,357	—	—

Repurchase agreements, at cost	—	10,790,000	3,930,000	—	2,030,000

Foreign currency, at cost	—	112	—	—	538,513
Investments in securities, at value[1,2] (Note 2)	102,679,699	20,932,634	9,293,649	61,610,996	109,061,715

Investment in affiliates, at value (Note 3)	4,649,050	1,623,398	567,938	—	—

Repurchase agreements, at value (Note 2)	—	10,790,000	3,930,000	—	2,030,000

Cash	580,104	83,885	50,663	258,010	359,117

Deposits at broker for futures contracts	—	—	—	166,270	—

Foreign currency, at value	—	112	—	—	522,134

Unrealized appreciation on foreign currency contracts	269,774	469,980	188,523	—	58,218

Receivables:

Investment securities sold	26,084,609	10,214,890	3,781,957	—	956,849

Dividends	—	—	—	—	173

Securities lending income	—	—	—	556	—

Interest	—	18	7	788,831	2,015,768

Foreign tax reclaims	—	—	—	—	151,138
Total Assets	134,263,236	44,114,917	17,812,737	62,824,663	115,155,112
LIABILITIES:

Unrealized depreciation on foreign currency contracts	671,988	30,676	345,207	—	20,926

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	—	2,640,998	—

Investment securities purchased	26,104,566	10,215,566	3,786,503	—	2,256,573

Advisory fees (Note 3)	41,465	11,432	5,853	29,361	49,465

Service fees (Note 2)	371	114	47	215	396

Net variation margin on futures contracts	—	—	—	72,304	—

Foreign capital gains tax	—	—	—	—	65,049
Total Liabilities	26,818,390	10,257,788	4,137,610	2,742,878	2,392,409
NET ASSETS	$107,444,846	$33,857,129	$13,675,127	$60,081,785	$112,762,703
NET ASSETS:

Paid-in capital	$118,522,199	$33,057,857	$61,970,251	$75,554,005	$158,762,947

Total distributable earnings (loss)	(11,077,353)	799,272	(48,295,124)	(15,472,220)	(46,000,244)
NET ASSETS	$107,444,846	$33,857,129	$13,675,127	$60,081,785	$112,762,703
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,100,000	1,250,000	800,000	900,000	3,900,000
Net asset value per share	$26.21	$27.09	$17.09	$66.76	$28.91
[1] Includes market value of securities out on loan of:	—	—	—	$4,588,634	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

128	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2022

	WisdomTree Floating Rate Treasury Fund		WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
ASSETS:

Investments, at cost	$2,379,319,444		$228,026,385	$312,965,598	$39,288,736	$1,099,602,159

Repurchase agreements, at cost	—		—	22,060,000	—	195,430,000
Investments in securities, at value[1,2] (Note 2)	2,381,586,944		220,244,849	307,940,982	38,654,991	1,063,088,713

Repurchase agreements, at value (Note 2)	—		—	22,060,000	—	195,430,000

Cash	90,084		4,988,430	627,953	11,462,351	1,731,989

Deposits at broker for futures contracts	—		1,665,825	5,803,308	29,840	—

Deposits at broker for securities sold short	—		—	—	—	477,000

Receivables:

Investment securities sold[3]	163,648,549		—	6,003,099	3,826,466	33,033,359

Due from broker for securities sold short (Note 2)	—		—	—	—	11,919,961

Capital shares sold	35,188,192		—	—	—	1,025

Securities lending income	—		3,610	584	—	834

Interest	690,278		3,154,661	1,410,471	87,718	6,159,418

Net variation margin on futures contracts	—		—	—	18,250	—
Total Assets	2,581,204,047		230,057,375	343,846,397	54,079,616	1,311,842,299
LIABILITIES:

Securities sold short, at value[4]	—		—	—	—	11,897,879

Payables:

Cash collateral received for securities loaned (Note 2)	—		12,988,548	1,605,325	—	6,802,218

Investment securities purchased	198,925,902		—	34,217,000	14,699,120	243,830,996

Advisory fees (Note 3)	249,604		71,750	50,200	13,584	97,094

Service fees (Note 2)	7,322		734	960	133	3,560

Net variation margin on futures contracts	—		1,033,777	2,769,031	—	—

Interest on securities sold short	—		—	—	—	15,053
Total Liabilities	199,182,828		14,094,809	38,642,516	14,712,837	262,646,800
NET ASSETS	$2,382,021,219		$215,962,566	$305,203,881	$39,366,779	$1,049,195,499
NET ASSETS:

Paid-in capital	$2,379,361,236		$247,629,661	$314,900,478	$40,587,416	$1,096,189,750

Total distributable earnings (loss)	2,659,983		(31,667,095)	(9,696,597)	(1,220,637)	(46,994,251)
NET ASSETS	$2,382,021,219		$215,962,566	$305,203,881	$39,366,779	$1,049,195,499
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	47,387,500	*	10,000,000	6,600,000	800,000	21,200,000
Net asset value per share	$50.27	*	$21.60	$46.24	$49.21	$49.49
* Shares outstanding and net asset value per share were adjusted to reflect a 1:2 reverse stock split effective March 24, 2022 (Note 7).
[1] Includes market value of securities out on loan of:	—		$12,664,710	$3,987,587	—	$6,564,062
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—		—	$22,280	—	$440,721
[4] Securities sold short, proceeds:	—		—	—	—	$11,904,908

See Notes to Financial Statements.

WisdomTree Trust	129

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2022

	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$156,263,602	$8,132,362	$76,404,398	$3,627,681	$212,155,999

Investment in affiliates, at cost (Note 3)	—	—	4,046,520	—	12,531,362

Foreign currency, at cost	—	—	—	405	—
Investments in securities, at value[1,2] (Note 2)	152,599,429	7,442,492	76,414,218	3,900,715	212,147,857

Investment in affiliates, at value (Note 3)	—	—	4,055,404	—	12,536,201

Cash	168,974	19,013	14,597,584	281,300	47,795,658

Deposits at broker for futures contracts	—	—	—	102,001	7,182,689

Foreign currency, at value	—	—	—	441	—

Unrealized appreciation on foreign currency contracts	—	—	—	4	—

Receivables:

Investment securities sold	10,728,550	—	—	122,765	—

Capital shares sold	—	—	1,065	1,473,224	—

Dividends	—	9,629	—	2,663	—

Interest	577,023	—	—	—	—

Net variation margin on futures contracts	—	—	—	—	1,040,314
Total Assets	164,073,976	7,471,134	95,068,271	5,883,113	280,702,719
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	11	—

Written options, at value[3]	—	—	2,112,420	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	—	3,800	—	—	—

Investment securities purchased	20,402,314	—	—	1,417,769	1,004,763

Advisory fees (Note 3)	13,226	2,923	28,986	881	108,492

Service fees (Note 2)	485	26	294	—	793

Net variation margin on futures contracts	—	—	—	44,866	—
Total Liabilities	20,416,025	6,749	2,141,700	1,463,527	1,114,048
NET ASSETS	$143,657,951	$7,464,385	$92,926,571	$4,419,586	$279,588,671
NET ASSETS:

Paid-in capital	$147,833,071	$8,453,786	$101,853,476	$3,999,097	$250,613,383

Total distributable earnings (loss)	(4,175,120)	(989,401)	(8,926,905)	420,489	28,975,288
NET ASSETS	$143,657,951	$7,464,385	$92,926,571	$4,419,586	$279,588,671
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,900,000	320,000	2,750,000	150,000	11,950,000
Net asset value per share	$49.54	$23.33	$33.79	$29.46	$23.40
[1] Includes market value of securities out on loan of:	—	$3,718	—	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Premiums received on written options:	—	—	$2,682,380	—	—

See Notes to Financial Statements.

130	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 28, 2022

	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Target Range Fund
ASSETS:

Investments, at cost	$117,611,678	$21,453,537

Investment in affiliates, at cost (Note 3)	6,047,350	—
Investments in securities, at value	117,610,254	20,753,915

Investment in affiliates, at value (Note 3)	6,060,753	—

Cash	19,548,142	5,550,955

Deposits at broker for futures contracts	788,479	—

Foreign currency, at value	3,296	—

Receivables:

Net variation margin on futures contracts	846,977	—
Total Assets	144,857,901	26,304,870
LIABILITIES:

Written options, at value[1]	—	300,940

Payables:

Advisory fees (Note 3)	71,923	12,754

Service fees (Note 2)	492	80
Total Liabilities	72,415	313,774
NET ASSETS	$144,785,486	$25,991,096
NET ASSETS:

Paid-in capital	$182,879,311	$27,130,844

Total distributable earnings (loss)	(38,093,825)	(1,139,748)
NET ASSETS	$144,785,486	$25,991,096
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,100,000	1,075,000
Net asset value per share	$35.31	$24.18
[1] Premiums received on written options:	—	$444,379

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended February 28, 2022

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Interest	$37,636	$9,660	$3,613	$1,245,297	$3,748,296

Securities lending income, net (Note 2)	—	—	—	4,690	11

Less: Foreign withholding taxes	—	—	—	(1,193)	(77,980)
Total investment income	37,636	9,660	3,613	1,248,794	3,670,327
EXPENSES:

Advisory fees (Note 3)	336,665	86,596	38,596	178,078	333,716

Service fees (Note 2)	2,963	847	309	1,306	2,670
Total expenses	339,628	87,443	38,905	179,384	336,386
Expense waivers (Note 3)	(4,329)	(1,288)	(452)	—	—
Net expenses	335,299	86,155	38,453	179,384	336,386
Net investment income (loss)	(297,663)	(76,495)	(34,840)	1,069,410	3,333,941
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(4,115)	(429)	(74)	(146,488)	(3,197,496)

Investment transactions in affiliates (Note 3)	(921)	(201)	(88)	—	—

In-kind redemptions	—	—	—	—	(334,294)

Capital gain distributions from affiliates (Note 3)	489	152	47	—	—

Futures contracts	—	—	—	219,165	—

Foreign currency contracts	5,076,874	1,100,823	(553,153)	—	(303,629)

Foreign currency related transactions	—	1	—	—	(184,556)
Net realized gain (loss)	5,072,327	1,100,346	(553,268)	72,677	(4,019,975)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(4,786)	(1,547)	(628)	(8,155,913)	(10,926,068)

Investment transactions in affiliates (Note 3)	6,777	2,039	677	—	—

Futures contracts	—	—	—	(51,203)	—

Foreign currency contracts	(1,118,991)	371,593	(259,710)	—	245,292

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(127,321)
Net increase/(decrease) in unrealized appreciation/depreciation	(1,117,000)	372,085	(259,661)	(8,207,116)	(10,808,097)
Net realized and unrealized gain (loss) on investments	3,955,327	1,472,431	(812,929)	(8,134,439)	(14,828,072)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,657,664	$1,395,936	$(847,769)	$(7,065,029)	$(11,494,131)
[1] Net of foreign capital gains tax of:	—	—	—	—	$42,248
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$(61,318)

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 28, 2022

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
INVESTMENT INCOME:

Interest	$1,244,380	$4,388,809	$1,832,156	$256,136	$9,271,753

Securities lending income, net (Note 2)	—	17,235	1,885	—	5,544
Total investment income	1,244,380	4,406,044	1,834,041	256,136	9,277,297
EXPENSES:

Advisory fees (Note 3)	1,228,624	415,674	272,520	89,679	649,140

Service fees (Note 2)	36,040	4,253	5,213	877	23,802
Total expenses	1,264,664	419,927	277,733	90,556	672,942
Net investment income (loss)	(20,284)	3,986,117	1,556,308	165,580	8,604,355
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	393,984	45,753	(683,449)	(402,475)	(8,677,997)

In-kind redemptions	19,149	1,370,395	—	—	(108,997)

Futures contracts	—	6,177,250	11,063,892	13,995	—

Securities sold short	—	—	—	—	34,316
Net realized gain (loss)	413,133	7,593,398	10,380,443	(388,480)	(8,752,678)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,976,879	(12,367,523)	(10,933,208)	(899,974)	(55,466,054)

Futures contracts	—	(984,701)	(2,356,507)	20,903	—

Securities sold short	—	—	—	—	17,449
Net increase (decrease) in unrealized appreciation/depreciation	1,976,879	(13,352,224)	(13,289,715)	(879,071)	(55,448,605)
Net realized and unrealized gain (loss) on investments	2,390,012	(5,758,826)	(2,909,272)	(1,267,551)	(64,201,283)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,369,728	$(1,772,709)	$(1,352,964)	$(1,101,971)	$(55,596,928)

See Notes to Financial Statements.

WisdomTree Trust	133

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended February 28, 2022

	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund[1] (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends	$—	$340,363	$—	$3,394	$—

Interest	807,193	—	21,320	—	34,238

Less: Foreign withholding taxes	—	—	—	(293)	—
Total investment income	807,193	340,363	21,320	3,101	34,238
EXPENSES:

Advisory fees (Note 3)	98,584	27,884	158,989	1,660	582,398

Service fees (Note 2)	3,615	245	1,590	16	4,659
Total expenses	102,199	28,129	160,579	1,676	587,057
Expense waivers (Note 3)	—	—	(2,380)	—	(6,884)
Net expenses	102,199	28,129	158,199	1,676	580,173
Net investment income (loss)	704,994	312,234	(136,879)	1,425	(545,935)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(615,978)	(88,943)	(2,731)	8,135	(1,254)

Investment transactions in affiliates (Note 3)	—	—	—	—	(1,686)

In-kind redemptions	22,127	(135,838)	—	—	—

Capital gain distributions from affiliates (Note 3)	—	—	259	—	725

Futures contracts	31,290	—	—	40,283	18,802,603

Written options	—	—	2,278,846	—	—

Foreign currency contracts	—	—	—	2,824	—

Foreign currency related transactions	—	—	—	(2,798)	—
Net realized gain (loss)	(562,561)	(224,781)	2,276,374	48,444	18,800,388
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(4,633,665)	(741,439)	9,672	273,034	(9,080)

Investment transactions in affiliates (Note 3)	—	—	3,171	—	9,538

Futures contracts	—	—	—	97,557	16,909,817

Written options	—	—	(135,510)	—	—

Foreign currency contracts	—	—	—	(7)	—

Translation of assets and liabilities denominated in foreign currencies	—	—	—	36	—
Net increase (decrease) in unrealized appreciation/depreciation	(4,633,665)	(741,439)	(122,667)	370,620	16,910,275
Net realized and unrealized gain (loss) on investments	(5,196,226)	(966,220)	2,153,707	419,064	35,710,663
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,491,232)	$(653,986)	$2,016,828	$420,489	$35,164,728
[1] For the period December 16, 2021 (commencement of operations) through February 28, 2022.

See Notes to Financial Statements.

134	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months or Period Ended February 28, 2022

	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Target Range Fund[1]
INVESTMENT INCOME:

Interest	$22,699	$799
Total investment income	22,699	799
EXPENSES:

Advisory fees (Note 3)	475,228	26,827

Service fees (Note 2)	3,216	169
Total expenses	478,444	26,996
Expense waivers (Note 3)	(4,494)	—
Net expenses	473,950	26,996
Net investment loss	(451,251)	(26,197)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(2,117)	(16,100)

Investment transactions in affiliates (Note 3)	(422)	—

Capital gain distributions from affiliates (Note 3)	506	—

Purchased options	—	(550,863)

Futures contracts	(4,084,360)	—

Written options	—	9,595

Foreign currency related transactions	(2,602)	—
Net realized loss	(4,088,995)	(557,368)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(1,031)	(699,622)

Investment transactions in affiliates (Note 3)	7,204	—

Futures contracts	457,631	—

Written options	—	143,439

Translation of assets and liabilities denominated in foreign currencies	2,539	—
Net increase (decrease) in unrealized appreciation/depreciation	466,343	(556,183)
Net realized and unrealized loss on investments	(3,622,652)	(1,113,551)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,073,903)	$(1,139,748)
[1] For the period October 7, 2021 (commencement of operations) through February 28, 2022.

See Notes to Financial Statements.

WisdomTree Trust	135

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Chinese Yuan Strategy Fund		WisdomTree Emerging Currency Strategy Fund

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(297,663)	$(443,952)	$(76,495)	$(172,964)	$(34,840)	$(75,889)

Net realized gain (loss) on investments and foreign currency contracts	5,072,327	(2,825,698)	1,100,346	3,481,168	(553,268)	511,564

Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currency contracts	(1,117,000)	1,984,623	372,085	(767,212)	(259,661)	74,129
Net increase (decrease) in net assets resulting from operations	3,657,664	(1,285,027)	1,395,936	2,540,992	(847,769)	509,804
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(526,430)	(2,437,806)	(150,971)	—	(106,263)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	36,575,521	153,829,112	—	30,039,799	3,566,400	9,013,146

Cost of shares redeemed	(75,956,418)	(92,800,455)	(8,266,699)	(13,771,152)	(1,775,536)	(7,216,742)
Net increase (decrease) in net assets resulting from capital share transactions	(39,380,897)	61,028,657	(8,266,699)	16,268,647	1,790,864	1,796,404
Net Increase (Decrease) in Net Assets	(35,723,233)	59,217,200	(9,308,569)	18,658,668	943,095	2,199,945
NET ASSETS:

Beginning of period	$143,168,079	$83,950,879	$43,165,698	$24,507,030	$12,732,032	$10,532,087

End of period	$107,444,846	$143,168,079	$33,857,129	$43,165,698	$13,675,127	$12,732,032
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,600,000	3,200,000	1,550,000	950,000	700,000	600,000

Shares created	1,400,000	6,050,000	—	1,100,000	200,000	500,000

Shares redeemed	(2,900,000)	(3,650,000)	(300,000)	(500,000)	(100,000)	(400,000)
Shares outstanding, end of period	4,100,000	5,600,000	1,250,000	1,550,000	800,000	700,000

See Notes to Financial Statements.

136	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$1,069,410	$1,620,791	$3,333,941	$6,618,940	$(20,284)	$(234,781)

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	72,677	969,599	(4,019,975)	(5,109,700)	413,133	1,696,997

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(8,207,116)	(449,926)	(10,808,097)	3,202,750	1,976,879	(1,459,432)
Net increase (decrease) in net assets resulting from operations	(7,065,029)	2,140,464	(11,494,131)	4,711,990	2,369,728	2,784
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,088,750)	(1,598,500)	(2,848,500)	(2,002,000)	(154,560)	(570,446)

Tax return of capital	—	—	—	(4,188,000)	—	—
Total distributions to shareholders	(1,088,750)	(1,598,500)	(2,848,500)	(6,190,000)	(154,560)	(570,446)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,956,637	30,620,672	—	25,096,209	1,435,166,619	367,233,859

Cost of shares redeemed	—	(7,539,093)	(7,678,205)	(16,353,201)	(141,815,681)	(772,150,883)
Net increase (decrease) in net assets resulting from capital share transactions	14,956,637	23,081,579	(7,678,205)	8,743,008	1,293,350,938	(404,917,024)
Net Increase (Decrease) in Net Assets	6,802,858	23,623,543	(22,020,836)	7,264,998	1,295,566,106	(405,484,686)
NET ASSETS:

Beginning of period	$53,278,927	$29,655,384	$134,783,539	$127,518,541	$1,086,455,113	$1,491,939,799

End of period	$60,081,785	$53,278,927	$112,762,703	$134,783,539	$2,382,021,219	$1,086,455,113
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	400,000	4,150,000	3,900,000	21,637,500 [1]	29,700,000 [1]

Shares created	200,000	400,000	—	750,000	28,575,000 [1]	7,312,500 [1]

Shares redeemed	—	(100,000)	(250,000)	(500,000)	(2,825,000)[1]	(15,375,000)[1]
Shares outstanding, end of period	900,000	700,000	3,900,000	4,150,000	47,387,500 [1]	21,637,500 [1]
[1] Shares were adjusted to reflect a 1:2 reverse stock split effective March 24, 2022 (Note 7).

See Notes to Financial Statements.

WisdomTree Trust	137

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,986,117	$5,944,241	$1,556,308	$1,997,868	$165,580	$308,414

Net realized gain (loss) on investments and futures contracts	7,593,398	4,366,387	10,380,443	840,702	(388,480)	204,462

Net increase (decrease) in unrealized appreciation/depreciation on investments and futures contracts	(13,352,224)	229,901	(13,289,715)	(1,479,089)	(879,071)	(182,614)

Net increase from payment by affiliate	—	53,005	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(1,772,709)	10,593,534	(1,352,964)	1,359,481	(1,101,971)	330,262
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,988,500)	(5,948,000)	(1,947,875)	(2,402,000)	(284,800)	(825,209)

Tax return of capital	—	—	—	—	—	(3,401)
Total distributions to shareholders	(3,988,500)	(5,948,000)	(1,947,875)	(2,402,000)	(284,800)	(828,610)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	85,935,679	94,738,737	93,175,127	145,849,677	—	10,265,975

Cost of shares redeemed	(30,659,065)	(61,314,239)	—	(23,565,595)	—	(102)
Net increase in net assets resulting from capital share transactions	55,276,614	33,424,498	93,175,127	122,284,082	—	10,265,873
Net Increase (Decrease) in Net Assets	49,515,405	38,070,032	89,874,288	121,241,563	(1,386,771)	9,767,525
NET ASSETS:

Beginning of period	$166,447,161	$128,377,129	$215,329,593	$94,088,030	$40,753,550	$30,986,025

End of period	$215,962,566	$166,447,161	$305,203,881	$215,329,593	$39,366,779	$40,753,550
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,500,000	6,000,000	4,600,000	2,000,000	800,000	600,002

Shares created	3,900,000	4,300,000	2,000,000	3,100,000	—	200,000

Shares redeemed	(1,400,000)	(2,800,000)	—	(500,000)	—	(2)
Shares outstanding, end of period	10,000,000	7,500,000	6,600,000	4,600,000	800,000	800,000

See Notes to Financial Statements.

138	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund		WisdomTree Alternative Income Fund

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (unaudited)	For the Period May 6, 2021* through August 31, 2021
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,604,355	$18,777,402	$704,994	$1,559,946	$312,234	$63,655

Net realized gain (loss) on investments, futures contracts and securities sold short	(8,752,678)	12,938,699	(562,561)	1,660,355	(224,781)	17,301

Net increase (decrease) in unrealized appreciation/depreciation on investments and securities sold short	(55,448,605)	(32,422,665)	(4,633,665)	(2,118,880)	(741,439)	51,569
Net increase (decrease) in net assets resulting from operations	(55,596,928)	(706,564)	(4,491,232)	1,101,421	(653,986)	132,525
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(10,808,754)	(31,052,127)	(882,066)	(2,117,289)	(454,690)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	61,949,393	132,305,854	—	128,299,583	3,581,347	10,694,617

Cost of shares redeemed	(35,423,281)	(327,328,491)	(50,770,736)	(41,010,874)	(5,323,334)	(512,194)
Net increase (decrease) in net assets resulting from capital share transactions	26,526,112	(195,022,637)	(50,770,736)	87,288,709	(1,741,987)	10,182,423
Net Increase (Decrease) in Net Assets	(39,879,570)	(226,781,328)	(56,144,034)	86,272,841	(2,850,663)	10,314,948
NET ASSETS:

Beginning of period	$1,089,075,069	$1,315,856,397	$199,801,985	$113,529,144	$10,315,048	$100

End of period	$1,049,195,499	$1,089,075,069	$143,657,951	$199,801,985	$7,464,385	$10,315,048
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	20,700,000	24,400,000	3,900,000	2,200,000	400,000	4

Shares created	1,200,000	2,500,000	—	2,500,000	140,000	420,000

Shares redeemed	(700,000)	(6,200,000)	(1,000,000)	(800,000)	(220,000)	(20,004)
Shares outstanding, end of period	21,200,000	20,700,000	2,900,000	3,900,000	320,000	400,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	139

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree CBOE S&P 500 PutWrite Strategy Fund		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)[1]

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Period December 16, 2021* through February 28, 2022 (unaudited)	For the Six Months Ended February 28, 2022 (unaudited)	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(136,879)	$(375,344)	$1,425	$(545,935)	$(574,509)	$(149,249)

Net realized gain on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	2,276,374	22,765,113	48,444	18,800,388	11,589,238	1,656,944

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(122,667)	(527,977)	370,620	16,910,275	10,245,015	(6,172,459)

Net increase from payment by affiliate	—	—	—	—	6,934	13,626
Net increase in net assets resulting from operations	2,016,828	21,861,792	420,489	35,164,728	21,266,678	(4,651,138)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(1,532,213)	—	(18,086,292)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	32,047,730	7,868,162	3,999,095	99,753,650	95,736,950	29,910,736

Cost of shares redeemed	(5,078,068)	(81,482,203)	(98)	(30,795,078)	(22,784,541)	(53,762,865)
Net increase (decrease) in net assets resulting from capital share transactions	26,969,662	(73,614,041)	3,998,997	68,958,572	72,952,409	(23,852,129)
Net Increase (Decrease) in Net Assets	28,986,490	(53,284,462)	4,419,486	86,037,008	94,219,087	(28,503,267)
NET ASSETS:

Beginning of period	$63,940,081	$117,224,543	$100	$193,551,663	$99,332,576	$127,835,843

End of period	$92,926,571	$63,940,081	$4,419,586	$279,588,671	$193,551,663	$99,332,576
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,950,000	4,400,000	4	8,750,000	5,300,050	6,800,050

Shares created	950,000	250,000	150,000	4,650,000	4,500,000	1,600,000

Shares redeemed	(150,000)	(2,700,000)	(4)	(1,450,000)	(1,050,050)	(3,100,000)
Shares outstanding, end of period	2,750,000	1,950,000	150,000	11,950,000	8,750,000	5,300,050
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]

After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

See Notes to Financial Statements.

140	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree Target Range Fund

	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Period October 7, 2021* through February 28, 2022 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(451,251)	$(749,432)	$(26,197)

Net realized gain (loss) on investments, purchased options, futures contracts, written options and foreign currency related transactions	(4,088,995)	19,281,571	(557,368)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	466,343	1,246,537	(556,183)

Net increase from payment by affiliate	—	1,478	—
Net increase (decrease) in net assets resulting from operations	(4,073,903)	19,780,154	(1,139,748)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(18,766,008)	(535,804)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	50,276,265	55,450,686	27,130,844

Cost of shares redeemed	(29,651,375)	(40,687,188)	(100)
Net increase in net assets resulting from capital share transactions	20,624,890	14,763,498	27,130,744
Net Increase (Decrease) in Net Assets	(2,215,021)	34,007,848	25,990,996
NET ASSETS:

Beginning of period	$147,000,507	$112,992,659	$100

End of period	$144,785,486	$147,000,507	$25,991,096
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,550,000	3,200,000	4

Shares created	1,400,000	1,400,000	1,075,000

Shares redeemed	(850,000)	(1,050,000)	(4)
Shares outstanding, end of period	4,100,000	3,550,000	1,075,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	141

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$25.57	$26.23	$28.11	$26.73	$25.64	$26.34
Investment operations:

Net investment income (loss)[1]	(0.06)	(0.12)	0.05	0.47	0.21	0.00 [2]

Net realized and unrealized gain (loss)	0.70	(0.37)	(1.11)	1.15	0.88 [3]	(0.70)
Total from investment operations	0.64	(0.49)	(1.06)	1.62	1.09	(0.70)
Dividends to shareholders:

Net investment income	—	(0.17)	(0.82)	(0.24)	—	—
Net asset value, end of period	$26.21	$25.57	$26.23	$28.11	$26.73	$25.64

TOTAL RETURN[4]	2.50%	(1.85)%	(3.87)%	6.09%	4.25%[5]	(2.66)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$107,445	$143,168	$83,951	$44,974	$90,884	$138,462

Ratios to average net assets of:

Expenses	0.50%[6,7,8]	0.50%[7,8]	0.50%[7,8]	0.50%[7,8]	0.50%[7,8]	0.50%

Net investment income (loss)	(0.44)%[6,8]	(0.45)%[8]	0.19%[8]	1.71%[8]	0.83%[8]	0.00%[9]
Portfolio turnover rate[10]	9%[11]	55%[11]	266%[11]	23%[11]	0%	0%

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$27.85	$25.80	$24.80	$25.49	$25.54	$24.42
Investment operations:

Net investment income (loss)[1]	(0.05)	(0.11)	0.15	0.47	0.24	0.02

Net realized and unrealized gain (loss)	1.03	2.27	1.36	(0.87)	(0.29)	1.10
Total from investment operations	0.98	2.16	1.51	(0.40)	(0.05)	1.12
Dividends and distributions to shareholders:

Net investment income	—	(0.11)	(0.51)	(0.29)	—	—

Capital gains	(1.74)	—	—	—	—	—
Total dividends and distributions to shareholders	(1.74)	(0.11)	(0.51)	(0.29)	—	—
Net asset value, end of period	$27.09	$27.85	$25.80	$24.80	$25.49	$25.54

TOTAL RETURN[4]	3.61%	8.39%	6.16%	(1.59)%	(0.20)%	4.59%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$33,857	$43,166	$24,507	$26,044	$31,861	$38,312

Ratios to average net assets of:

Expenses	0.45%[6,7,8]	0.45%[7,8]	0.45%[7,8]	0.45%[7,8]	0.45%[7,8]	0.45%

Net investment income (loss)	(0.40)%[6,8]	(0.41)%[8]	0.60%[8]	1.82%[8]	0.92%[8]	0.09%
Portfolio turnover rate[10]	0%	25%[11]	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]	Includes a voluntary reimbursement from the sub-advisor of less than $0.01 per share for investment losses on certain foreign currency transactions during the fiscal year ended August 31, 2018.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign currency contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]	Annualized.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	Amount represents less than 0.005%.

[10]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[11]

During the periods noted, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods noted, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal period for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

142	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$18.19	$17.55	$18.19	$17.97	$19.14	$17.97
Investment operations:

Net investment income (loss)[1]	(0.04)	(0.09)	0.12	0.31	0.16	0.00 [2]

Net realized and unrealized gain (loss)	(1.06)	0.85	(0.41)	0.25	(1.33)	1.17
Total from investment operations	(1.10)	0.76	(0.29)	0.56	(1.17)	1.17
Dividends to shareholders:

Net investment income	—	(0.12)	(0.35)	(0.34)	—	—
Net asset value, end of period	$17.09	$18.19	$17.55	$18.19	$17.97	$19.14

TOTAL RETURN[3]	(6.05)%	4.31%	(1.68)%	3.12%	(6.11)%	6.51%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$13,675	$12,732	$10,532	$20,009	$28,746	$49,755

Ratios to average net assets of:

Expenses	0.55%[4,5,6]	0.55%[5,6]	0.55%[5,6]	0.55%[5,6]	0.55%[5,6]	0.55%

Net investment income (loss)	(0.50)%[4,6]	(0.51)%[6]	0.65%[6]	1.68%[6]	0.82%[6]	0.01%
Portfolio turnover rate[7]	21%[8]	26%[8]	0%	0%	0%	0%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$76.11	$74.14	$72.72	$68.58	$72.91	$71.93
Investment operations:

Net investment income[1]	1.32	2.63	2.99	3.00	2.84	2.87

Net realized and unrealized gain (loss)	(9.35)	1.94	1.47 [9]	4.17	(4.30)	0.98
Total from investment operations	(8.03)	4.57	4.46	7.17	(1.46)	3.85
Dividends to shareholders:

Net investment income	(1.32)	(2.60)	(3.04)	(3.03)	(2.87)	(2.87)
Net asset value, end of period	$66.76	$76.11	$74.14	$72.72	$68.58	$72.91

TOTAL RETURN[3]	(10.70)%	6.26%	6.37%	10.69%	(2.08)%	5.51%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$60,082	$53,279	$29,655	$36,362	$41,150	$51,035

Ratios to average net assets of:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.60%[4]	3.48%	4.13%	4.26%	3.96%	4.03%
Portfolio turnover rate[7]	16%	56%	43%	54%	132%	36%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

During the periods noted, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods noted, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal period for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

[9]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	143

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$32.48	$32.70	$34.35	$32.47	$38.92	$37.59
Investment operations:

Net investment income[1]	0.84	1.64	1.83	1.96	2.15	2.07

Net realized and unrealized gain (loss)	(3.69)	(0.33)	(1.76)[2]	1.72	(6.48)	1.00
Total from investment operations	(2.85)	1.31	0.07	3.68	(4.33)	3.07
Dividends and distributions to shareholders:

Net investment income	(0.72)	(0.52)	(0.60)	(0.82)	(2.06)	(0.82)

Tax return of capital	—	(1.01)	(1.12)	(0.98)	(0.06)	(0.92)
Total dividends and distributions to shareholders	(0.72)	(1.53)	(1.72)	(1.80)	(2.12)	(1.74)
Net asset value, end of period	$28.91	$32.48	$32.70	$34.35	$32.47	$38.92

TOTAL RETURN[3]	(8.88)%	4.06%	0.20%	11.54%	(11.66)%	8.46%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$112,763	$134,784	$127,519	$195,783	$172,083	$256,851

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	5.49%[4]	4.97%	5.42%	5.77%	5.71%	5.51%
Portfolio turnover rate[5]	22%	31%	29%	27%	44%	39%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2022* (unaudited)	For the Year Ended August 31, 2021*	For the Year Ended August 31, 2020*	For the Year Ended August 31, 2019*	For the Year Ended August 31, 2018*	For the Year Ended August 31, 2017*
Net asset value, beginning of period	$50.21	$50.23	$50.11	$50.15	$50.14	$50.05
Investment operations:

Net investment income (loss)[1]	(0.00)[6]	(0.01)	0.48	1.12	0.91	0.34

Net realized and unrealized gain (loss)	0.06	0.01	0.13	(0.10)	(0.14)	0.09
Total from investment operations	0.06	0.00[6]	0.61	1.02	0.77	0.43
Dividends and distributions to shareholders:

Net investment income	—	(0.01)	(0.49)	(1.06)	(0.70)	(0.34)

Capital gains	(0.00)[6]	(0.01)	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.00)[6]	(0.02)	(0.49)	(1.06)	(0.76)	(0.34)
Net asset value, end of period	$50.27	$50.21	$50.23	$50.11	$50.15	$50.14

TOTAL RETURN[3]	0.09%	0.00%[7]	1.26%	2.06%	1.53%	0.85%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,382,021	$1,086,455	$1,491,940	$1,652,361	$272,044	$1,254

Ratios to average net assets of:

Expenses, net of expense waivers	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, prior to expense waivers	0.15%[4]	0.15%	0.15%	0.15%	0.17%	0.20%

Net investment income (loss)	(0.00)%[4,7]	(0.02)%	0.95%	2.22%	1.83%	0.68%
Portfolio turnover rate[5]	90%	147%	163%	170%	170%	160%
*	Per share amounts were adjusted to reflect a 1:2 reverse stock split effective March 24, 2022 (Note 7).

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Amount represents less than 0.005%.

See Notes to Financial Statements.

144	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$22.19	$21.40	$23.13	$24.07	$23.91	$23.39
Investment operations:

Net investment income[1]	0.45	0.96	1.20	1.30	1.23	1.24

Net realized and unrealized gain (loss)	(0.59)	0.78	(1.73)	(0.91)	0.10	0.53

Net increase from payment by affiliate	—	0.01	—	—	—	—
Total from investment operations	(0.14)	1.75	(0.53)	0.39	1.33	1.77
Dividends and distributions to shareholders:

Net investment income	(0.45)	(0.96)	(1.20)	(1.30)	(1.17)	(1.25)

Capital gains	—	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(0.45)	(0.96)	(1.20)	(1.33)	(1.17)	(1.25)
Net asset value, end of period	$21.60	$22.19	$21.40	$23.13	$24.07	$23.91

TOTAL RETURN[2]	(0.67)%	8.33%[3]	(2.26)%	1.68%	5.68%	7.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$215,963	$166,447	$128,377	$247,466	$262,332	$54,997

Ratios to average net assets of:

Expenses	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	4.12%[4]	4.40%	5.43%	5.52%	5.14%	5.19%
Portfolio turnover rate[5]	8%	40%	101%[6,7]	61%	60%	57%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$46.81	$47.04	$47.71	$47.82	$47.89	$48.01
Investment operations:

Net investment income[1]	0.30	0.69	1.11	1.36	1.18	0.95

Net realized and unrealized loss	(0.50)	(0.06)	(0.60)	(0.10)	(0.07)	(0.03)
Total from investment operations	(0.20)	0.63	0.51	1.26	1.11	0.92
Dividends to shareholders:

Net investment income	(0.37)	(0.86)	(1.18)	(1.37)	(1.18)	(1.04)
Net asset value, end of period	$46.24	$46.81	$47.04	$47.71	$47.82	$47.89

TOTAL RETURN[2]	(0.43)%	1.34%	1.08%	2.69%	2.35%	1.93%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$305,204	$215,330	$94,088	$76,337	$52,606	$23,945

Ratios to average net assets of:

Expenses	0.23%[4]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	1.31%[4]	1.47%	2.36%	2.86%	2.46%	1.99%
Portfolio turnover rate[5]	60%	81%	70%	39%	81%	187%
Portfolio turnover rate excluding TBA roll transactions[5]	9%	23%	33%	12%	28%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]

Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

[7]	On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

WisdomTree Trust	145

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund				For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period				$50.94	$51.64	$50.26
Investment operations:

Net investment income[1]				0.21	0.45	0.66

Net realized and unrealized gain (loss)				(1.58)	0.06	1.55
Total from investment operations				(1.37)	0.51	2.21
Dividends and distributions to shareholders:

Net investment income				(0.36)	(0.88)	(0.83)

Capital gains				—	(0.32)	—

Tax return of capital				—	(0.01)	—
Total dividends and distributions to shareholders				(0.36)	(1.21)	(0.83)
Net asset value, end of period				$49.21	$50.94	$51.64

TOTAL RETURN[2]				(2.71)%	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)				$39,367	$40,754	$30,986

Ratios to average net assets of:

Expenses				0.45%[3]	0.45%	0.45%[3]

Net investment income				0.83%[3]	0.88%	1.64%[3]
Portfolio turnover rate[4]				186%	430%	278%
Portfolio turnover rate excluding TBA roll transactions[4]				12%	47%	70%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$52.61	$53.93	$52.71	$48.68	$50.94	$52.04
Investment operations:

Net investment income[1]	0.41	0.85	1.28	1.61	1.53	1.35

Net realized and unrealized gain (loss)	(3.02)	(0.76)	1.38	4.05	(2.26)	(0.85)
Total from investment operations	(2.61)	0.09 [5]	2.66	5.66	(0.73)	0.50
Dividends and distributions to shareholders:

Net investment income	(0.49)	(1.14)	(1.44)	(1.63)	(1.53)	(1.38)

Capital gains	(0.02)	(0.27)	—	—	—	(0.22)
Total dividends and distributions to shareholders	(0.51)	(1.41)	(1.44)	(1.63)	(1.53)	(1.60)
Net asset value, end of period	$49.49	$52.61	$53.93	$52.71	$48.68	$50.94

TOTAL RETURN[2]	(4.99)%	0.18%	5.14%	11.92%	(1.44)%	1.05%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,049,195	$1,089,075	$1,315,856	$880,193	$418,662	$168,105

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%[6]	0.12%	0.12%	0.12%	0.12%

Expenses, prior to expense waivers	0.12%[3]	0.15%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.59%[3]	1.61%	2.43%	3.25%	3.10%	2.69%
Portfolio turnover rate[4]	157%	148%	88%	54%	82%	134%
Portfolio turnover rate excluding TBA roll transactions[4]	20%	41%	65%	44%	38%	59%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[6]

The investment advisor had contractually agreed to limit the advisory fee to 0.12 through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

See Notes to Financial Statements.

146	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$51.23	$51.60	$50.58	$48.88	$50.25	$50.06
Investment operations:

Net investment income[1]	0.22	0.50	1.19	1.40	1.17	0.26

Net realized and unrealized gain (loss)	(1.63)	(0.14)	1.05	1.69	(1.41)	0.17
Total from investment operations	(1.41)	0.36	2.24	3.09	(0.24)	0.43
Dividends and distributions to shareholders:

Net investment income	(0.22)	(0.51)	(1.22)	(1.39)	(1.07)	(0.24)

Capital gains	(0.06)	(0.22)	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.28)	(0.73)	(1.22)	(1.39)	(1.13)	(0.24)
Net asset value, end of period	$49.54	$51.23	$51.60	$50.58	$48.88	$50.25

TOTAL RETURN[2]	(2.76)%	0.69%	4.51%	6.43%	(0.47)%	0.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$143,658	$199,802	$113,529	$91,052	$39,104	$5,025

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[3]	0.12%[4]	0.12%	0.12%	0.12%	0.12%[3]

Expenses, prior to expense waivers	0.12%[3]	0.15%	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	0.86%[3]	0.97%	2.34%	2.83%	2.40%	1.76%[3]
Portfolio turnover rate[5]	124%	224%	106%	49%	177%	44%
Portfolio turnover rate excluding TBA roll transactions[5]	5%	49%	46%	24%	120%	22%

WisdomTree Alternative Income Fund					For the Six Months Ended February 28, 2022 (unaudited)	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period					$25.79	$24.96
Investment operations:

Net investment income[1]					0.69	0.43

Net realized and unrealized gain (loss)					(2.13)	0.40
Total from investment operations					(1.44)	0.83
Dividends and distributions to shareholders:

Net investment income					(1.01)	—

Capital gains					(0.01)	—
Total dividends and distributions to shareholders					(1.02)	—
Net asset value, end of period					$23.33	$25.79

TOTAL RETURN[2]					(5.80)%	3.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)					$7,464	$10,315

Ratios to average net assets[6] of:

Expenses					0.50%[3]	0.50%[3]

Net investment income					5.60%[3]	5.39%[3]
Portfolio turnover rate[5]					34%	2%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

The investment advisor had contractually agreed to limit the advisory fee to 0.12 through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	147

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$32.79	$26.64	$27.45	$30.57	$29.23	$27.05
Investment operations:

Net investment income (loss)[1]	(0.06)	(0.11)	0.24	0.49	0.22	0.06

Net realized and unrealized gain (loss)	1.06	6.67	(0.63)[2]	(1.96)	2.15	2.74
Total from investment operations	1.00	6.56	(0.39)	(1.47)	2.37	2.80
Dividends and distributions to shareholders:

Net investment income	—	(0.41)	(0.42)	(0.25)	(0.06)	—

Capital gains	—	—	—	(1.40)	(0.97)	(0.62)
Total dividends and distributions to shareholders	—	(0.41)	(0.42)	(1.65)	(1.03)	(0.62)
Net asset value, end of period	$33.79	$32.79	$26.64	$27.45	$30.57	$29.23

TOTAL RETURN[3]	3.05%	24.87%	(1.52)%	(4.72)%	8.28%	10.52%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$92,927	$63,940	$117,225	$211,350	$238,434	$204,635

Ratios to average net assets of:

Expenses, net of expense waivers	0.44%[4,5]	0.44%[5]	0.41%[5]	0.38%	0.38%	0.38%

Expenses, prior to expense waivers	0.44%[4,5]	0.44%[5]	0.44%[5]	0.44%	0.44%	0.44%

Net investment income (loss)	(0.38)%[4,5]	(0.38)%[5]	0.90%[5]	1.78%	0.76%	0.21%
Portfolio turnover rate[6]	0%	18%[7]	72%[7]	0%	0%	0%

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)						For the Period December 16, 2021* through February 28, 2022 (unaudited)
Net asset value, beginning of period						$24.49
Investment operations:

Net investment income[1]						0.02

Net realized and unrealized gain						4.95
Total from investment operations						4.97
Net asset value, end of period						$29.46

TOTAL RETURN[3]						20.29%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)						$4,420

Ratios to average net assets of:

Expenses						0.45%[4]

Net investment income						0.39%[4]
Portfolio turnover rate[6]						6%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree CBOE S&P 500 PutWrite Strategy Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

During the periods noted, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods noted, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

148	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Post-Reorganization		Pre-Reorganization
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	For the Six Months Ended February 28, 2022 (unaudited)	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net asset value, beginning of period	$22.12	$18.74	$18.80	$17.50	$19.25	$19.35	$18.56
Investment operations:

Net investment loss[1]	(0.05)	(0.08)	(0.03)	0.23	0.18	0.00 [2]	(0.16)

Net realized and unrealized gain (loss)	3.36	3.46	(0.03)	1.07	(1.93)	(0.10)	0.95

Net increase from payment by affiliate	—	0.00 [2]	0.00 [2]	—	—	—	—
Total from investment operations	3.31	3.38	(0.06)	1.30	(1.75)	(0.10)	0.79

Dividends and distributions to shareholders:

Net investment income	(2.03)	—	—	—	—	—	—

Capital gains	(0.00)[2]	—	—	—	—	—	—
Total dividends and distributions to shareholders	(2.03)	—	—	—	—	—	—
Net asset value, end of period	$23.40	$22.12	$18.74	$18.80	$17.50	$19.25	$19.35

TOTAL RETURN[3]	16.08%	18.04%[4]	(0.32)%[4]	7.43%	(9.09)%	(0.52)%	4.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$279,589	$193,552	$99,333	$127,836	$154,855	$154,956	$219,661

Ratios to average net assets of:

Expenses, net of expense waivers	0.55%[5,6]	0.55%[5,6]	0.75%[5]	0.75%	0.75%	0.75%	1.05%

Expenses, prior to expense waivers	0.55%[5,6]	0.55%[5,6]	0.85%[5]	0.85%	0.85%	0.85%	1.05%

Net investment income (loss)	(0.52)%[5,6]	(0.52)%[5,6]	(0.18)%[5]	1.30%	0.94%	0.01%	(0.83)%
Portfolio turnover rate[7]	15%[8]	22%[8]	0%	0%	0%	0%	0%
^

After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

During the periods noted, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods noted, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal period for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

WisdomTree Trust	149

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2022 (unaudited)	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of period	$41.41	$35.31	$39.08	$40.57	$38.84	$41.12
Investment operations:

Net investment income (loss)[1]	(0.11)	(0.23)	0.17	0.55	0.26	(0.07)

Net realized and unrealized gain (loss)	(0.78)	6.50	(3.34)	(0.65)	1.47	(2.21)

Net increase from payment by affiliate	—	0.00 [2]	—	—	—	—
Total from investment operations	(0.89)	6.27	(3.17)	(0.10)	1.73	(2.28)
Dividends to shareholders:

Net investment income	(5.21)	(0.17)	(0.60)	(1.39)	—	—
Net asset value, end of period	$35.31	$41.41	$35.31	$39.08	$40.57	$38.84

TOTAL RETURN[3]	(2.28)%	17.83%[4]	(8.17)%	(0.22)%[4]	4.45%	(5.54)%[5]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$144,785	$147,001	$112,993	$216,875	$160,250	$170,879

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[6,7]	0.65%[7,8]	0.65%[7]	0.65%	0.65%	0.65%

Expenses, prior to expense waivers	0.65%[6,7]	0.68%[7]	0.75%[7]	0.75%	0.75%	0.75%

Net investment income (loss)	(0.62)%[6,7]	(0.60)%[7]	0.46%[7]	1.40%	0.66%	(0.18)%
Portfolio turnover rate[9]	7%[10]	25%[10]	97%[10]	0%	0%	0%

WisdomTree Target Range Fund						For the Period October 7, 2021* through February 28, 2022 (unaudited)
Net asset value, beginning of period						$24.99
Investment operations:

Net investment loss[1]						(0.07)

Net realized and unrealized loss						(0.74)
Total from investment operations						(0.81)
Net asset value, end of period						$24.18

TOTAL RETURN[3]						(3.24)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)						$25,991

Ratios to average net assets of:

Expenses						0.70%[6]

Net investment loss						(0.68)%[6]
Portfolio turnover rate[9]						0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Managed Futures Strategy Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

[6]	Annualized.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]

The investment advisor had contractually agreed to limit the advisory fee to 0.65 through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]

During the periods noted, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the periods noted, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal period for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

150	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund’’ and also referred to herein as ‘‘Currency Strategy Funds’’)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund’’)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund’’)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund’’)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund’’ and also referred to herein as ‘‘Duration Funds’’)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund’’)	November 14, 2019
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund’’)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund’’)	May 18, 2017
WisdomTree Alternative Income Fund (“Alternative Income Fund’’)	May 6, 2021
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund’’)	February 24, 2016
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund’’) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund’’) (consolidated)	January 23, 2008	*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund’’) (consolidated)	January 5, 2011
WisdomTree Target Range Fund (“Target Range Fund’’)	October 7, 2021
*	Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund, except for the U.S. Dollar Bullish Fund, Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, Mortgage Plus Bond Fund, Enhanced Commodity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Managed Futures Strategy Fund and Target Range Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’) or an Index developed by a third party. The U.S. Dollar Bullish Fund, Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, Mortgage Plus Bond Fund, Enhanced Commodity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Managed Futures Strategy Fund and Target Range Fund are each actively managed. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient Gold Plus

WisdomTree Trust	151

Notes to Financial Statements (unaudited) (continued)

Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

152	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

WisdomTree Trust	153

Notes to Financial Statements (unaudited) (continued)

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended February 28, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts and equity options contracts during the fiscal period ended February 28, 2022 and open positions in such derivatives as of February 28, 2022 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2022 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2022, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of February 28, 2022, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$269,774	Unrealized depreciation on foreign currency contracts	$671,988
Chinese Yuan Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	469,980	Unrealized depreciation on foreign currency contracts	30,676
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	188,523	Unrealized depreciation on foreign currency contracts	345,207
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	55,985	Unrealized depreciation on futures contracts*	128,041
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	58,218	Unrealized depreciation on foreign currency contracts	20,926
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	7,215	Unrealized depreciation on futures contracts*	1,297,883
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	2,772,548
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	19,626	Unrealized depreciation on futures contracts*	4,844
CBOE S&P 500 PutWrite Strategy Fund
Equity risk			Written options, at value	2,112,420
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	97,557	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on foreign currency contracts	4	Unrealized depreciation on foreign currency contracts	11

154	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	$34,345,689	Unrealized depreciation on futures contracts*	$7,606,781
Digital assets risk	Unrealized appreciation on futures contracts*	419,685	Unrealized depreciation on futures contracts*	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	3,653,209	Unrealized depreciation on futures contracts*	319,175
Equity risk	Unrealized appreciation on futures contracts*	4,920	Unrealized depreciation on futures contracts*	1,371,819
Foreign currency risk	Unrealized appreciation on futures contracts*	60,457	Unrealized depreciation on futures contracts*	—
Interest rate risk	Unrealized appreciation on futures contracts*	875	Unrealized depreciation on futures contracts*	6,250
Target Range Fund
Equity risk	Purchased options, at value**	3,885,074	Written options, at value	300,940
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 159 for additional information regarding balance sheet location of balances associated with futures contracts

**	Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the six months or period ended February 28, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$5,076,874	$(1,118,991)
Chinese Yuan Strategy Fund
Foreign currency risk	1,100,823	371,593
Emerging Currency Strategy Fund
Foreign currency risk	(553,153)	(259,710)
Emerging Markets Corporate Bond Fund
Interest rate risk	219,165	(51,203)
Emerging Markets Local Debt Fund
Foreign currency risk	(303,629)	245,292
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	6,177,250	(984,701)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	11,063,892	(2,356,507)
Mortgage Plus Bond Fund
Interest rate risk	13,995	20,903
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	31,290	—
CBOE S&P 500 PutWrite Strategy Fund
Equity risk	2,278,846	(135,510)
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[3]
Commodity risk	40,283	97,557
Foreign currency risk	2,824	(7)
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	21,577,635	16,490,132
Digital assets risk	(2,775,032)	419,685

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Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Managed Futures Strategy Fund (consolidated)
Commodity risk	$(1,496,552)	$3,107,872
Equity risk	(1,483,156)	(2,818,110)
Foreign currency risk	(372,366)	62,697
Interest rate risk	(732,286)	105,172
Target Range Fund[4]
Equity risk	(541,268)	(556,250)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Commodity risk	Net realized gain (loss) from futures contracts
Digital assets risk	Net realized gain (loss) from futures contracts
Equity risk	Net realized gain (loss) from purchased options Net realized gain (loss) from written options Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Digital assets risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from written options Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
[3]	For the period December 16, 2021 (commencement of operations) through February 28, 2022.

[4]	For the period October 7, 2021 (commencement of operations) through February 28, 2022.

During the six months or period ended February 28, 2022, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$142,603,109	$277,323,407	$—	$—	$—	$—
Chinese Yuan Strategy Fund
Foreign currency risk	56,318,370	18,306,122	—	—	—	—
Emerging Currency Strategy Fund
Foreign currency risk	19,804,718	5,789,396	—	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate risk	—	—	10,931,820	10,790,042	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	3,265,970	2,374,432	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	271,366	158,964,485	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	260,247,926	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	1,181,006	1,244,616	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	—	318,069	—	—
CBOE S&P 500 PutWrite Strategy Fund
Equity risk	—	—	—	—	—	74,427,571

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Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[1]
Commodity risk	$—	$—	$1,587,333	$—	$—	$—
Foreign currency risk	11,253	—	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	281,865,288	67,935,355	—	—
Digital assets risk	—	—	4,142,339	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	37,027,704	9,511,544	—	—
Equity risk	—	—	46,336,217	—	—	—
Foreign currency risk	—	—	15,007,840	—	—	—
Interest rate risk	—	—	10,711,904	3,431,353	—	—
Target Range Fund[2]
Equity risk	—	—	—	—	10,906,333	14,688,120
[1]	For the period December 16, 2021 (commencement of operations) through February 28, 2022.

[2]	For the period October 7, 2021 (commencement of operations) through February 28, 2022.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (‘‘PIK’’) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp

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Notes to Financial Statements (unaudited) (continued)

taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a foreign currency contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a foreign currency contract, it may receive collateral from the counterparty. In the event of a default or inability of counterparties to meet the terms of their contracts, the non-defaulting party generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the contract terms.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

158	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Futures Contracts — The Duration Funds and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund and the Mortgage Plus Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity or U.S. Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency, equity or U.S. Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for ‘‘Net variation margin on futures contracts’’. The variation margins received or paid by the Funds on both open and closed futures contracts are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, ‘‘Deposits at broker for futures contracts’’. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The CBOE S&P 500 PutWrite Strategy Fund utilized option contracts by writing put options on the S&P 500 Index consistent with its investment objective. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The CBOE S&P 500 PutWrite Strategy Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized

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Notes to Financial Statements (unaudited) (continued)

gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2022, the maximum payout for written put options for the CBOE S&P 500 PutWrite Strategy Fund was $95,048,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the CBOE S&P 500 PutWrite Strategy Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

160	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$269,774	$(166,424)	$—	$103,350	$671,988	$(166,424)	$—	$505,564
Chinese Yuan Strategy Fund
Repurchase Agreements	10,790,000	—	(10,790,000)[1]	—	—	—	—	—
Foreign Currency Contracts	469,980	(8,670)	—	461,310	30,676	(8,670)	—	22,006
Emerging Currency Strategy Fund
Repurchase Agreements	3,930,000	—	(3,930,000)[1]	—	—	—	—	—
Foreign Currency Contracts	188,523	(1,130)	—	187,393	345,207	(1,130)	—	344,077
Emerging Markets Corporate Bond Fund
Securities Lending	4,588,634	—	(4,588,634)[1]	—	—	—	—	—

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Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Emerging Markets Local Debt Fund
Repurchase Agreements	$2,030,000	$—	$(2,030,000)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	58,218	(301)	—	57,917	20,926	(301)	—	20,625
Interest Rate Hedged High Yield Bond Fund
Securities Lending	12,664,710	—	(12,664,710)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	4,009,867	—	(4,009,867)[1]	—	—	—	—	—
Repurchase Agreements	22,060,000	—	(22,060,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	7,004,783	—	(7,004,783)[1]	—	—	—	—	—
Repurchase Agreements	195,430,000	—	(195,430,000)[1]	—	—	—	—	—
Alternative Income Fund
Securities Lending	3,718	—	(3,718)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Foreign Currency Contracts	4	(3)	—	1	11	(3)	—	8
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

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Notes to Financial Statements (unaudited) (continued)

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds and accrued interest to be received by the Fund is reflected as an asset in ‘‘Receivables: Due from broker for securities sold short’’ and an equivalent liability in ‘‘Securities sold short, at value’’ on the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Digital Assets Risk — The WisdomTree Enhanced Commodity Strategy Fund (“GCC”) invests up to 5% of its net assets in bitcoin futures contracts. GCC only invests in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC does not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’) and CBOE S&P 500 PutWrite Strategy Fund, Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (‘‘Newton’’). Mellon, Voya IM and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.50%
Chinese Yuan Strategy Fund	0.45%
Emerging Currency Strategy Fund	0.55%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Floating Rate Treasury Fund	0.15%
Interest Rate Hedged High Yield Bond Fund	0.43%
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%
Mortgage Plus Bond Fund	0.45%
Yield Enhanced U.S. Aggregate Bond Fund	0.12%
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%
Alternative Income Fund	0.50%
CBOE S&P 500 PutWrite Strategy Fund	0.44%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%
Enhanced Commodity Strategy Fund (consolidated)	0.55%
Managed Futures Strategy Fund (consolidated)	0.65%
Target Range Fund	0.70%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended February 28, 2022, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFE (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree Investments (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 28, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At February 28, 2022		For the Six Months Ended February 28, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets Local Debt Fund	176	$4,972	$143
Floating Rate Treasury Fund	37,025	930,438	78
Interest Rate Hedged High Yield Bond Fund	309	6,668	138
Interest Rate Hedged U.S. Aggregate Bond Fund	21,356	986,007	7,955
Mortgage Plus Bond Fund	79,089	3,886,449	46,921
Yield Enhanced U.S. Aggregate Bond Fund	62,754	3,100,675	31,940
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	58,139	2,878,462	16,154
CBOE S&P 500 PutWrite Strategy Fund	174	5,866	—
Enhanced Commodity Strategy Fund (consolidated)	138	3,243	274
Managed Futures Strategy Fund (consolidated)	209	7,311	—

164	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the fiscal period ended February 28, 2022, in connection with the organization of the Efficient Gold Plus Gold Miners Strategy Fund and the Target Range Fund, newly launched Funds, WTAM contributed $100 to both Funds in exchange for 4 shares of each Fund. Prior to February 28, 2022, WTAM redeemed the aforementioned shares as follows: 4 shares of the Efficient Gold Plus Gold Miners Strategy Fund for proceeds of $98 and 4 shares of the Target Range Fund for proceeds of $100.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2022 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$502,250	$1,757,556	$—	$—	$—	$—
Chinese Yuan Strategy Fund	—	200,700	—	—	—	—
Emerging Currency Strategy Fund	125,563	125,474	—	—	—	—
Emerging Markets Corporate Bond Fund	10,362,684	9,316,489	—	—	14,442,891	—
Emerging Markets Local Debt Fund	29,382,568	25,953,312	—	—	—	3,703,785
Floating Rate Treasury Fund	—	—	1,613,839,353	1,527,347,065	1,187,102,144	70,320,676
Interest Rate Hedged High Yield Bond Fund	18,996,310	15,525,385	—	—	82,434,980	28,555,237
Interest Rate Hedged U.S. Aggregate Bond Fund	1,483,988	4,832,589	184,693,839	140,798,851	65,962,629	—
Mortgage Plus Bond Fund	243,262	876,059	73,732,168	73,416,785	—	—
Yield Enhanced U.S. Aggregate Bond Fund	54,834,329	82,086,145	1,666,243,306	1,626,512,400	40,697,145	22,445,895
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	1,515,549	6,059,237	193,633,227	204,916,730	—	24,665,956
Alternative Income Fund	3,543,771	3,586,181	—	—	3,572,743	5,301,032
CBOE S&P 500 PutWrite Strategy Fund	1,181,420	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[1]	1,362,226	122,765	—	—	2,380,108	—
Enhanced Commodity Strategy Fund (consolidated)	5,790,136	1,403,549	—	—	—	—
Managed Futures Strategy Fund (consolidated)	507,926	451,751	—	—	—	—
Target Range Fund[2]	3,143,128	—	—	—	—	—
[1]	For the period December 16, 2021 (commencement of operations) through February 28, 2022.

[2]	For the period October 7, 2021 (commencement of operations) through February 28, 2022.

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Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At February 28, 2022, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$107,332,073	$11,258	$(14,582)	$(3,324)	$—	$—	$—	$(3,324)
Chinese Yuan Strategy Fund	33,345,725	1,738	(1,431)	307	—	—	—	307
Emerging Currency Strategy Fund	13,791,598	581	(592)	(11)	34,561	(1,130)	33,431	33,420
Emerging Markets Corporate Bond Fund	68,619,173	215,206	(7,223,383)	(7,008,177)	—	—	—	(7,008,177)
Emerging Markets Local Debt Fund	132,249,757	1,341,297	(22,499,339)	(21,158,042)	10,067	—	10,067	(21,147,975)
Floating Rate Treasury Fund	2,379,319,808	2,267,500	(364)	2,267,136	—	—	—	2,267,136
Interest Rate Hedged High Yield Bond Fund	228,033,303	826,080	(8,614,534)	(7,788,454)	—	—	—	(7,788,454)
Interest Rate Hedged U.S. Aggregate Bond Fund	335,027,589	1,763,139	(6,789,746)	(5,026,607)	—	—	—	(5,026,607)
Mortgage Plus Bond Fund	39,288,736	127,982	(761,727)	(633,745)	—	—	—	(633,745)
Yield Enhanced U.S. Aggregate Bond Fund	1,295,223,345	5,758,251	(42,462,883)	(36,704,632)	—	(7,029)	(7,029)	(36,711,661)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	156,263,832	192,332	(3,856,735)	(3,664,403)	—	—	—	(3,664,403)
Alternative Income Fund	8,132,492	53,843	(743,843)	(690,000)	—	—	—	(690,000)
CBOE S&P 500 PutWrite Strategy Fund	80,450,918	20,545	(1,841)	18,704	—	—	—	18,704
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	3,627,681	312,901	(39,867)	273,034	4	(11)	(7)	273,027
Enhanced Commodity Strategy Fund (consolidated)[2]	240,145,247	6,772	(15,467,961)	(15,461,189)	—	—	—	(15,461,189)
Managed Futures Strategy Fund (consolidated)[2]	189,807,023	14,755	(66,150,771)	(66,136,016)	—	—	—	(66,136,016)
Target Range Fund	21,453,537	67	(699,689)	(699,622)	—	—	—	(699,622)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay

166	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Liabilities in “Receivables: Foreign tax reclaims”.

7. SUBSEQUENT EVENT

The Board authorized a one-for-two reverse stock split for the WisdomTree Floating Rate Treasury Fund, effective on March 24, 2022. The reverse stock split reduced the number of shares outstanding and increased the net asset value per share by a factor of two. Therefore, the reverse stock split did not impact the total dollar value of an investor’s investment. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and financial highlights to reflect the effect of the reverse stock split.

8. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*    *    *    *    *    *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil imports from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the

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Notes to Financial Statements (unaudited) (concluded)

invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

168	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory (all applicable Funds except the WisdomTree Target Range Fund, WisdomTree Alternative Income Fund, and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund) and Sub-Advisory Agreements (all applicable Funds except the WisdomTree Managed Futures Strategy Fund, WisdomTree CBOE S&P 500 PutWrite Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Alternative Income Fund, WisdomTree Target Range Fund, and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iii) the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co., LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 9, 2021, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2021, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered that the role of the Sub-Adviser in making investment recommendations with respect to actively managed Funds is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset

170	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 27-28, 2021, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding each Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on June 22, 2021. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be actively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by each Fund) and not by the Fund. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Target Range Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 29-30, 2020, and at a subsequent meeting held on September 27-28, 2021, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at meetings of the Trust’s Investment Committee, a committee of Independent Trustees, held on September 22, 2020 and September 23, 2021. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meetings and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be actively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will

172	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meetings, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by each Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

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General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

174	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDMN, GCC and WTMF is speculative and involves a substantial degree of risk. GDMN, GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDMN, GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDMN, GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-6213

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2022

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 6, 2022